UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 51.3%
Advanced Materials - 0.0%

Ceradyne, Inc.†	290	$6,537

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.†	5,185	38,887
Omnicom Group, Inc.	22,135	810,584

		849,471

Advertising Services - 0.0%

inVentiv Health, Inc.†	263	3,861

Aerospace/Defense - 0.9%

Aerovironment, Inc.†	56	1,358
Cubic Corp.	117	4,035
Esterline Technologies Corp.†	336	13,826
Lockheed Martin Corp.	232	18,040
National Presto Industries, Inc.	18	2,271
Raytheon Co.	5,799	326,136
Teledyne Technologies, Inc.†	285	10,736
The Boeing Co.	11,716	739,983

		1,116,385

Aerospace/Defense-Equipment - 0.3%

AAR Corp.†	440	9,979
Curtiss-Wright Corp.	357	11,442
GenCorp, Inc.†	191	825
Kaman Corp.	291	6,970
Moog, Inc., Class A†	513	17,422
Orbital Sciences Corp.†	467	8,616
Triumph Group, Inc.	115	6,019
United Technologies Corp.	4,536	311,396

		372,669

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	1,400	148,736
Monsanto Co.	1,189	84,003

		232,739

Agricultural Operations - 0.4%

Andersons, Inc.	69	2,228
Bunge, Ltd.	8,025	478,210

		480,438

Airlines - 0.0%

Allegiant Travel Co.†	57	2,972
Skywest, Inc.	629	9,284

		12,256

Alternative Waste Technology - 0.0%

Calgon Carbon Corp†	387	6,002
Darling International, Inc.†	308	2,483

		8,485

Apparel Manufacturers - 0.1%

Carter’s, Inc.†	393	11,263
Coach, Inc.	441	16,070
Maidenform Brands, Inc.†	129	2,221
Oxford Industries, Inc.	99	1,927
Polo Ralph Lauren Corp.	1,523	121,733
Quiksilver, Inc.†	1,454	3,737
True Religion Apparel, Inc.†	95	2,333
Volcom, Inc.†	62	1,001

		160,285

Applications Software - 0.9%

Compuware Corp.†	8,884	66,541
Ebix, Inc.†	114	1,655
EPIQ Systems, Inc.†	203	2,359
Microsoft Corp.	38,446	1,101,863
Progress Software Corp.†	302	8,462
Red Hat, Inc.†	359	10,070

		1,190,950

Athletic Equipment - 0.0%

Nautilus, Inc.†	233	792

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	306	2,858

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	210	1,516
DTS, Inc.†	66	2,112
Universal Electronics, Inc.†	51	1,152

		4,780

Auto Repair Centers - 0.0%

Midas, Inc.†	120	1,088
Monro Muffler Brake, Inc.	74	2,580

		3,668

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	11,818	138,743

Auto/Truck Parts & Equipment-Original - 0.0%

Spartan Motors, Inc.	245	1,374
Superior Industries International, Inc.	262	3,786

		5,160

Auto/Truck Parts & Equipment-Replacement - 0.0%

ATC Technology Corp.†	154	3,451
Standard Motor Products, Inc.	207	1,679

		5,130

Banks-Commercial - 0.2%

Bank Mutual Corp.	525	3,407
Bank of the Ozarks, Inc.	89	2,734
City Holding Co.	133	4,268
Columbia Banking System, Inc.	318	6,506
Community Bank System, Inc.	370	8,292
East West Bancorp, Inc.	1,037	18,168
First BanCorp. Puerto Rico	858	1,819
First Commonwealth Financial Corp.	856	4,802
First Financial Bancorp	392	7,276
First Financial Bankshares, Inc.	149	7,800
First Midwest Bancorp, Inc.	806	10,954
Glacier Bancorp, Inc.	697	10,106
Hancock Holding Co.	205	8,266
Hanmi Financial Corp.†	579	1,395
Home Bancshares, Inc.	162	3,933
Independent Bank Corp.	237	5,825
Nara BanCorp., Inc.†	366	3,232
National Penn Bancshares, Inc.	1,421	9,791
NBT Bancorp, Inc.	282	5,990
Old National Bancorp	986	11,201
Pinnacle Financial Partners, Inc.†	373	5,636
PrivateBancorp, Inc.	662	8,606
S&T Bancorp, Inc.	273	4,840
Signature Bank†	152	5,659
Simmons First National Corp., Class A	170	4,515
Sterling Bancorp	205	1,679
Sterling Bancshares, Inc.	1,122	5,296

Susquehanna Bancshares, Inc.	977	8,158
The South Financial Group, Inc.	2,436	1,389
Tompkins Financial Corp.	60	2,152
Trustco Bank Corp. NY	658	3,981
UMB Financial Corp.	218	8,352
Umpqua Holdings Corp.	1,252	15,625
United Bankshares, Inc.	432	10,636
United Community Banks, Inc.†	935	3,880
Whitney Holding Corp.	1,091	14,019
Wilshire Bancorp, Inc.	220	2,068
Wintrust Financial Corp.	273	9,293
Zions Bancorporation	2,045	37,914

		289,463

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	734	5,028
State Street Corp.	618	27,754

		32,782

Banks-Super Regional - 1.1%

Capital One Financial Corp.	4,426	167,081
Fifth Third Bancorp	5,991	73,150
PNC Financial Services Group, Inc.	5,260	282,778
US Bancorp	6,345	156,150
Wells Fargo & Co.	24,214	662,011

		1,341,170

Beverages-Non-alcoholic - 0.3%

Coca-Cola Enterprises, Inc.	6,683	170,751
PepsiCo, Inc.	1,094	68,342
The Coca-Cola Co.	2,628	138,548

		377,641

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	3,850	201,586
Constellation Brands, Inc., Class A†	846	12,724

		214,310

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	38	1,798
Molson Coors Brewing Co., Class B	2,090	84,394

		86,192

Broadcast Services/Program - 0.1%

Scripps Networks Interactive Inc., Class A	3,583	141,815

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.†	213	4,935
Gibraltar Industries, Inc.†	341	3,983
NCI Building Systems, Inc.†	1,020	1,938
Quanex Building Products Corp.	315	4,908
Simpson Manufacturing Co., Inc.	435	10,692

		26,456

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	441	3,982
Insituform Technologies, Inc., Class A†	440	10,807

		14,789

Building Products-Air & Heating - 0.0%

AAON, Inc.	47	989
Comfort Systems USA, Inc.	432	5,063

		6,052

Building Products-Cement - 0.0%

Eagle Materials, Inc.	353	8,327
Texas Industries, Inc.	314	11,157

		19,484

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	316	4,516

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	219	7,718

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	525	10,752

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	77	1,313
Winnebago Industries, Inc.†	223	2,604

		3,917

Building-Residential/Commercial - 0.6%

D.R. Horton, Inc.	57,398	709,439
M/I Homes, Inc.†	209	2,686
Meritage Homes Corp.†	359	7,679
Standard Pacific Corp.†	1,100	4,642

		724,446

Cable/Satellite TV - 0.4%

Comcast Corp., Class A	21,096	346,818
DirecTV, Class A†	4,724	159,908

		506,726

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	128	989

Casino Services - 0.0%

International Game Technology	1,661	29,151
Shuffle Master, Inc.†	201	1,652

		30,803

Chemicals-Diversified - 0.1%

PPG Industries, Inc.	1,072	65,971
The Dow Chemical Co.	485	13,730

		79,701

Chemicals-Other - 0.0%

American Vanguard Corp.	233	1,503

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	295	6,950
PolyOne Corp.†	710	5,645

		12,595

Chemicals-Specialty - 0.3%

Arch Chemicals, Inc.	283	8,736
Balchem Corp.	105	2,301
Eastman Chemical Co.	2,128	126,722
Ecolab, Inc.	2,336	98,439
H.B. Fuller Co.	418	8,774
NewMarket Corp.	44	3,918
OM Group, Inc.†	346	11,909
Penford Corp.†	129	1,437
Quaker Chemical Corp.	125	2,476
Sigma-Aldrich Corp.	2,130	101,580

Stepan Co.	54	2,567
Zep, Inc.	184	4,065

		372,924

Circuit Boards - 0.0%

Park Electrochemical Corp.	167	4,539
TTM Technologies, Inc.†	162	1,384

		5,923

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	1,928	122,197

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	49	1,782

Collectibles - 0.0%

RC2 Corp.†	172	2,427

Commercial Services - 0.1%

Arbitron, Inc.	99	2,129
Convergys Corp.†	2,761	34,071
Healthcare Services Group, Inc.	298	6,544
HMS Holdings Corp.†	96	4,420
Live Nation Entertainment, Inc.†	1,155	15,003
Pre-Paid Legal Services, Inc.†	49	2,040
Quanta Services, Inc.†	3,259	61,921
StarTek, Inc.†	85	555
TeleTech Holdings, Inc.†	121	2,116

		128,799

Commercial Services-Finance - 0.1%

Coinstar, Inc.†	116	3,443
Heartland Payment Systems, Inc.	424	6,483
Moody’s Corp.	696	18,527
Rewards Network, Inc.	99	1,440
The Western Union Co.	3,354	52,926
Total System Services, Inc.	719	10,239
Wright Express Corp.†	143	4,050

		97,108

Communications Software - 0.0%

Digi International, Inc.†	279	2,832
Smith Micro Software, Inc.†	111	972

		3,804

Computer Services - 0.1%

CACI International, Inc., Class A†	340	16,850
CIBER, Inc.†	786	2,932
Cognizant Technology Solutions Corp., Class A†	2,219	106,800
Insight Enterprises, Inc.†	519	6,638
Manhattan Associates, Inc.†	84	2,123
SYKES Enterprises, Inc.†	150	3,572

		138,915

Computer Software - 0.0%

Avid Technology, Inc.†	322	4,331
Blackbaud, Inc.	165	3,841
Phoenix Technologies, Ltd.†	256	709

		8,881

Computers - 2.8%

Apple, Inc.†	7,526	1,539,970
Hewlett-Packard Co.	18,939	961,912
International Business Machines Corp.	7,818	994,137

		3,496,019

Computers-Integrated Systems - 0.0%

Agilysys, Inc.	227	2,479
Integral Systems, Inc.†	133	1,138
Mercury Computer Systems, Inc.†	88	1,075
MTS Systems Corp.	137	3,729
NCI, Inc.†	52	1,465
NetScout Systems, Inc.†	128	1,868
Radiant Systems, Inc.†	103	1,151
Radisys Corp.†	192	1,580
Stratasys, Inc.†	76	2,004

		16,489

Computers-Memory Devices - 0.1%

EMC Corp.†	3,399	59,449
Hutchinson Technology, Inc.†	264	1,742
Western Digital Corp.†	2,080	80,350

		141,541

Computers-Periphery Equipment - 0.0%

Compellent Technologies, Inc.†	85	1,320
Synaptics, Inc.†	127	3,391

		4,711

Consulting Services - 0.0%

Forrester Research, Inc.†	56	1,677
MAXIMUS, Inc.	66	3,800

		5,477

Consumer Products-Misc. - 0.3%

Blyth, Inc.	67	1,932
Central Garden and Pet Co., Class A†	769	7,344
Clorox Co.	977	59,900
Helen of Troy, Ltd.†	341	8,242
Kid Brands, Inc.†	138	669
Kimberly-Clark Corp.	5,439	330,365
WD-40 Co.	127	3,978

		412,430

Containers-Metal/Glass - 0.2%

Ball Corp.	2,408	130,128
Owens-Illinois, Inc.†	4,198	124,429

		254,557

Containers-Paper/Plastic - 0.1%

Pactiv Corp.†	2,370	58,681
Rock-Tenn Co., Class A	271	11,339
Sealed Air Corp.	2,731	55,794

		125,814

Cosmetics & Toiletries - 1.0%

Colgate-Palmolive Co.	7,077	586,966
The Estee Lauder Cos., Inc., Class A	2,529	152,069
The Procter & Gamble Co.	8,115	513,517

		1,252,552

Data Processing/Management - 0.0%

Bowne & Co., Inc.	453	5,042
CommVault Systems, Inc.†	158	3,460

CSG Systems International, Inc.†	132	2,656

		11,158

Decision Support Software - 0.0%

Interactive Intelligence, Inc.†	97	1,909

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	251	4,543

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	287	6,360

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	93	3,197
Merit Medical Systems, Inc.†	192	2,826

		6,023

Distribution/Wholesale - 0.2%

Brightpoint, Inc.†	787	5,611
Genuine Parts Co.	3,645	147,112
MWI Veterinary Supply, Inc.†	82	3,379
Pool Corp.	554	11,069
Scansource, Inc.†	300	7,800
School Specialty, Inc.†	181	3,864
United Stationers, Inc.†	270	15,420
Watsco, Inc.	263	15,212
WW Grainger, Inc.	255	25,921

		235,388

Diversified Banking Institutions - 2.8%

Bank of America Corp.	38,370	639,244
Citigroup, Inc.†	60,699	206,377
JP Morgan Chase & Co.	34,954	1,467,019
Morgan Stanley	3,024	85,216
The Goldman Sachs Group, Inc.	7,811	1,221,250

		3,619,106

Diversified Manufacturing Operations - 2.2%

3M Co.	1,871	149,961
Actuant Corp., Class A	767	13,890
Acuity Brands, Inc.	489	19,061
AO Smith Corp.	166	7,520
AZZ, Inc.	46	1,445
Barnes Group, Inc.	489	7,853
Dover Corp.	23,076	1,044,420
Eaton Corp.	6,090	414,851
EnPro Industries, Inc.†	226	6,256
ESCO Technologies, Inc.	193	6,313
General Electric Co.	31,861	511,688
Griffon Corp.†	499	6,177
Illinois Tool Works, Inc.	6,311	287,277
ITT Corp.	5,028	257,584
Leggett & Platt, Inc.	3,829	72,559
Lydall, Inc.†	190	1,518
Standex International Corp.	141	3,511
Tredegar Corp.	245	4,104

		2,815,988

Diversified Minerals - 0.0%

AMCOL International Corp.	93	2,366

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	154	8,248
Viad Corp.	232	4,434
Volt Information Sciences, Inc.†	137	1,459

		14,141

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	892	105,613
Blue Nile, Inc.†	55	2,818
NutriSystem, Inc.	116	2,244
Stamps.com, Inc.†	44	399

		111,074

E-Commerce/Services - 0.1%

Expedia, Inc.	2,844	63,251

E-Marketing/Info - 0.0%

comScore, Inc.†	91	1,412

E-Services/Consulting - 0.0%

Perficient, Inc.†	115	1,277
Websense, Inc.†	164	3,519

		4,796

Electric Products-Misc. - 0.1%

Littelfuse, Inc.†	134	4,769
Molex, Inc.	5,027	102,802

		107,571

Electric-Generation - 0.1%

The AES Corp.†	4,931	57,643

Electric-Integrated - 1.2%

Allete, Inc.	335	10,536
Avista Corp.	619	12,603
Central Vermont Public Service Corp.	132	2,595
CH Energy Group, Inc.	179	7,158
CMS Energy Corp.	16,946	258,765
DTE Energy Co.	1,499	65,087
El Paso Electric Co.†	343	6,901
Exelon Corp.	13,540	586,282
PG&E Corp.	6,796	284,888
PPL Corp.	7,703	219,382
UIL Holdings Corp.	338	9,288
Unisource Energy Corp.	404	11,773

		1,475,258

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	132	3,000
Benchmark Electronics, Inc.†	728	14,415
CTS Corp.	383	3,049
Daktronics, Inc.	231	1,749
Jabil Circuit, Inc.	4,747	72,012
Methode Electronics, Inc.	328	4,080
Plexus Corp.†	265	9,140
Rogers Corp.†	178	4,886
Technitrol, Inc.	466	2,050

		114,381

Electronic Components-Semiconductors - 1.3%

Actel Corp.†	211	2,703
Broadcom Corp., Class A	2,847	89,168
Diodes, Inc.†	131	2,569
DSP Group, Inc.†	181	1,327
Intel Corp.	40,317	827,708
Kopin Corp.†	248	942

LSI Corp.†	8,551	46,090
Micron Technology, Inc.†	7,026	63,655
Microsemi Corp.†	672	10,423
Skyworks Solutions, Inc.†	653	9,971
Supertex, Inc.†	101	2,415
Texas Instruments, Inc.	25,929	632,149

		1,689,120

Electronic Connectors - 0.0%

Amphenol Corp., Class A	584	24,324

Electronic Measurement Instruments - 0.0%

Analogic Corp.	106	4,378
Badger Meter, Inc.	105	3,773
FARO Technologies, Inc.†	60	1,436
FLIR Systems, Inc.†	601	16,113
Keithley Instruments, Inc.	106	762

		26,462

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	8,618	237,943

Electronic Security Devices - 0.0%

American Science and Engineering, Inc.	64	4,756
LoJack Corp.†	205	877

		5,633

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	681	3,398

Engineering/R&D Services - 0.0%

EMCOR Group, Inc.†	746	17,173
Exponent, Inc.†	52	1,385
Stanley, Inc.†	60	1,512

		20,070

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	565	9,893

Enterprise Software/Service - 0.3%

CA, Inc.	2,211	49,747
Concur Technologies, Inc.†	160	6,294
Epicor Software Corp.†	173	1,483
JDA Software Group, Inc.†	133	3,764
Omnicell, Inc.†	202	2,733
Oracle Corp.	12,944	319,070
SYNNEX Corp.†	233	6,673
Taleo Corp., Class A†	144	3,390
Tyler Technologies, Inc.†	104	1,889

		395,043

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	918	8,831
THQ, Inc.†	595	3,606

		12,437

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	230	4,812

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	390	12,772

Finance-Consumer Loans - 0.0%

Portfolio Recovery Associates, Inc.†	63	3,360
World Acceptance Corp.†	61	2,549

		5,909

Finance-Credit Card - 0.2%

American Express Co.	6,072	231,890

Finance-Investment Banker/Broker - 0.1%

E*Trade Financial Corp.†	58,914	94,851
Greenhill & Co., Inc.	144	10,289
Investment Technology Group, Inc.†	283	4,817
LaBranche & Co., Inc.†	598	2,805
optionsXpress Holdings, Inc.†	160	2,529
Piper Jaffray Cos., Inc.†	143	6,190
Stifel Financial Corp.†	114	6,236
SWS Group, Inc.	318	3,832
TradeStation Group, Inc.†	124	856

		132,405

Finance-Other Services - 0.1%

NYSE Euronext	4,713	124,329
The NASDAQ OMX Group, Inc.†	2,349	43,762

		168,091

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	71	835

Food-Canned - 0.0%

Treehouse Foods, Inc.†	129	5,551

Food-Confectionery - 0.2%

The Hershey Co.	5,855	232,795

Food-Meat Products - 0.1%

Hormel Foods Corp.	2,323	95,498
Tyson Foods, Inc., Class A	4,818	82,099

		177,597

Food-Misc. - 0.6%

Cal-Maine Foods, Inc.	47	1,507
Campbell Soup Co.	6,397	213,212
ConAgra Foods, Inc.	5,518	134,970
Diamond Foods, Inc.	129	4,496
J & J Snack Foods Corp.	106	4,527
Kraft Foods, Inc., Class A	6,551	186,245
Lance, Inc.	232	5,032
Sara Lee Corp.	10,698	145,065
The Hain Celestial Group, Inc.†	461	7,316

		702,370

Food-Retail - 0.1%

Great Atlantic & Pacific Tea Co., Inc.†	329	2,392
Safeway, Inc.	3,546	88,366
SUPERVALU, Inc.	1,780	27,181
Whole Foods Market, Inc.†	1,418	50,325

		168,264

Food-Wholesale/Distribution - 0.5%

Calavo Growers, Inc.	44	778
Nash Finch Co.	145	5,114
Spartan Stores, Inc.	254	3,561
Sysco Corp.	20,536	593,491
United Natural Foods, Inc.†	489	14,362

		617,306

Footwear & Related Apparel - 0.0%

CROCS, Inc.†	321	2,263
Deckers Outdoor Corp.†	48	5,770
Iconix Brand Group, Inc.†	268	3,492
Skechers USA, Inc., Class A†	209	6,422
Wolverine World Wide, Inc.	317	8,740

		26,687

Forestry - 0.0%

Deltic Timber Corp.	90	4,135

Funeral Services & Related Items - 0.0%

Hillenbrand, Inc.	489	9,804

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	507	3,666

Garden Products - 0.0%

Toro Co.	260	11,445

Gas-Distribution - 0.1%

Laclede Group, Inc.	251	8,230
New Jersey Resources Corp.	470	17,117
Northwest Natural Gas Co.	224	9,854
Piedmont Natural Gas, Inc.	827	21,362
South Jersey Industries, Inc.	337	13,436
Southwest Gas Corp.	508	14,519

		84,518

Gold Mining - 0.1%

Newmont Mining Corp.	1,318	64,951

Golf - 0.0%

Callaway Golf Co.	729	5,781

Health Care Cost Containment - 0.0%

Corvel Corp.†	27	869

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	3,116	42,845

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	294	4,692
La-Z-Boy, Inc.†	396	4,994

		9,686

Hotels/Motels - 0.1%

Marcus Corp.	236	2,881
Wyndham Worldwide Corp.	3,542	81,431

		84,312

Human Resources - 0.0%

Administaff, Inc.	164	2,955
AMN Healthcare Services, Inc.†	369	3,402
CDI Corp.	144	2,058
Cross Country Healthcare, Inc.†	349	3,431
Heidrick & Struggles International, Inc.	64	1,726
Kelly Services, Inc., Class A†	300	4,719
On Assignment, Inc.†	266	1,753
SFN Group, Inc.†	575	4,525
TrueBlue, Inc.†	495	6,569

		31,138

Identification Systems - 0.0%

Brady Corp., Class A	394	11,040
Checkpoint Systems, Inc.†	441	9,093

		20,133

Independent Power Producers - 0.1%

Dynegy, Inc., Class A†	18,340	27,510
Mirant Corp.†	155	1,950
NRG Energy, Inc.†	4,261	93,060

		122,520

Industrial Audio & Video Products - 0.0%

Sonic Solutions, Inc.†	204	1,854

Industrial Automated/Robotic - 0.0%

Cognex Corp.	284	5,368
Gerber Scientific, Inc.†	285	1,793
Intermec, Inc.†	563	8,017
Rockwell Automation, Inc.	683	36,943

		52,121

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	208	6,065

Instruments-Scientific - 0.1%

Dionex Corp.†	66	4,508
FEI Co.†	244	5,192
Thermo Fisher Scientific, Inc.†	1,760	85,835
Waters Corp.†	362	21,597

		117,132

Insurance Brokers - 0.2%

AON Corp.	6,189	253,378
eHealth, Inc.†	87	1,453

		254,831

Insurance-Life/Health - 0.3%

Aflac, Inc.	3,358	166,053
Delphi Financial Group, Inc., Class A	346	7,380
Presidential Life Corp.	234	2,293
Principal Financial Group, Inc.	804	18,661
Unum Group	6,504	135,349

		329,736

Insurance-Multi-line - 0.5%

Cincinnati Financial Corp.	11,427	307,386
Hartford Financial Services Group, Inc.	13,472	328,313
United Fire & Casualty Co.	253	4,301

		640,000

Insurance-Property/Casualty - 1.0%

American Physicians Capital, Inc.	100	2,842
AMERISAFE, Inc.†	213	3,666
Chubb Corp.	1,534	77,406
Employers Holdings, Inc.	498	6,564
Infinity Property & Casualty Corp.	154	6,276
Navigators Group, Inc.†	111	4,204
ProAssurance Corp.†	367	19,568
RLI Corp.	150	7,993
Safety Insurance Group, Inc.	170	6,314
Selective Insurance Group, Inc.	600	9,726
Stewart Information Services Corp.	206	2,896
The Progressive Corp.	8,050	138,057
The Travelers Cos., Inc.	19,145	1,006,836
Tower Group, Inc.	168	3,825

Zenith National Insurance Corp.	423	16,112

		1,312,285

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc., Class B†	2,732	218,915

Internet Application Software - 0.0%

Cybersource Corp.†	262	4,488
DealerTrack Holdings, Inc.†	151	2,147
eResearchTechnology, Inc.†	158	956

		7,591

Internet Connectivity Services - 0.0%

PC-Tel, Inc.†	211	1,285

Internet Content-Information/News - 0.0%

The Knot, Inc.†	112	857

Internet Security - 0.1%

Blue Coat Systems, Inc.†	152	4,405
Symantec Corp.†	10,666	176,522

		180,927

Internet Telephone - 0.0%

j2 Global Communications, Inc.†	169	3,667

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	2,365	94,671
Franklin Resources, Inc.	731	74,357
Janus Capital Group, Inc.	6,265	78,313
Legg Mason, Inc.	586	15,148
National Financial Partners Corp.†	468	5,377

		267,866

Lasers-System/Components - 0.0%

Cymer, Inc.†	108	3,383
Electro Scientific Industries, Inc.†	310	3,878
II-VI, Inc.†	93	2,608
Newport Corp.†	308	3,246

		13,115

Leisure Products - 0.0%

Brunswick Corp.	998	11,517
Multimedia Games, Inc.†	188	859

		12,376

Linen Supply & Related Items - 0.1%

Cintas Corp.	3,185	78,956
G&K Services, Inc., Class A	210	5,244
UniFirst Corp.	99	5,203

		89,403

Machinery-Construction & Mining - 0.3%

Astec Industries, Inc.†	224	5,441
Caterpillar, Inc.	5,448	310,808

		316,249

Machinery-Electrical - 0.0%

Baldor Electric Co.	157	4,933

Machinery-Farming - 0.0%

Lindsay Corp.	92	3,387

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	310	5,989
Applied Industrial Technologies, Inc.	421	9,490
Gardner Denver, Inc.	195	8,504
Intevac, Inc.†	83	1,176
Robbins & Myers, Inc.	371	8,967

		34,126

Machinery-Material Handling - 0.0%

Cascade Corp.	103	2,845

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	37	1,330
Eclipsys Corp.†	213	3,964
Phase Forward, Inc.†	162	1,932
Quality Systems, Inc.	71	4,064

		11,290

Medical Instruments - 0.3%

Abaxis, Inc.†	83	2,107
Conmed Corp.†	329	7,198
CryoLife, Inc.†	234	1,650
Integra LifeSciences Holdings Corp.†	77	3,065
Intuitive Surgical, Inc.†	41	14,233
Kensey Nash Corp.†	42	927
Medtronic, Inc.	8,803	382,050
Natus Medical, Inc.†	106	1,429
SurModics, Inc.†	65	1,252
Symmetry Medical, Inc.†	405	3,483

		417,394

Medical Labs & Testing Services - 0.3%

Bio-Reference Laboratories, Inc.†	45	1,782
Genoptix, Inc.†	64	2,085
Laboratory Corp. of America Holdings†	5,445	399,173

		403,040

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	210	1,670
Palomar Medical Technologies, Inc.†	204	1,842

		3,512

Medical Products - 0.8%

American Medical Systems Holdings, Inc.†	279	5,055
Cantel Medical Corp.	48	938
Cyberonics, Inc.†	89	1,589
Greatbatch, Inc.†	148	2,889
Haemonetics Corp.†	173	9,254
Hanger Orthopedic Group, Inc.†	358	6,677
Hospira, Inc.†	4,881	255,423
Invacare Corp.	365	9,957
Johnson & Johnson	9,165	577,395
Osteotech, Inc.†	204	794
PSS World Medical, Inc.†	445	9,385
Stryker Corp.	2,144	113,846
The Cooper Cos., Inc.	169	6,770
West Pharmaceutical Services, Inc.	216	8,413
Zoll Medical Corp.†	79	2,048

		1,010,433

Medical-Biomedical/Gene - 0.8%

Amgen, Inc.†	5,850	331,169
Arqule, Inc.†	218	717
Cambrex Corp.†	331	1,248

Cubist Pharmaceuticals, Inc.†	217	4,566
Emergent Biosolutions, Inc.†	133	1,950
Enzo Biochem, Inc.†	125	654
Gilead Sciences, Inc.†	9,243	440,059
Life Technologies Corp.†	4,603	233,648
Martek Biosciences Corp.†	376	7,456
Regeneron Pharmaceuticals, Inc.†	238	5,821

		1,027,288

Medical-Drugs - 1.5%

Abbott Laboratories	11,455	621,777
Allergan, Inc.	4,067	237,635
Bristol-Myers Squibb Co.	2,386	58,481
Eli Lilly & Co.	2,330	80,012
Forest Laboratories, Inc.†	3,854	115,158
Merck & Co., Inc.	5,271	194,395
Pfizer, Inc.	32,417	568,918
PharMerica Corp.†	346	5,934
Salix Pharmaceuticals, Ltd.†	208	5,940
Savient Pharmaceuticals, Inc.†	250	3,370
ViroPharma, Inc.†	876	10,915

		1,902,535

Medical-Generic Drugs - 0.3%

Mylan, Inc.†	8,548	182,414
Par Pharmaceutical Cos., Inc.†	130	3,254
Watson Pharmaceuticals, Inc.†	3,457	137,554

		323,222

Medical-HMO - 0.5%

Aetna, Inc.	3,008	90,210
AMERIGROUP Corp.†	578	15,190
Centene Corp.†	544	9,721
Coventry Health Care, Inc.†	1,325	30,713
Healthspring, Inc.†	553	10,181
Humana, Inc.†	1,260	59,636
Magellan Health Services, Inc.†	398	16,684
Molina Healthcare, Inc.†	150	3,207
UnitedHealth Group, Inc.	7,316	247,720
WellPoint, Inc.†	2,061	127,514

		610,776

Medical-Hospitals - 0.0%

MedCath Corp.†	200	1,354
Tenet Healthcare Corp.†	6,958	36,669

		38,023

Medical-Nursing Homes - 0.0%

Odyssey HealthCare, Inc.†	124	2,174

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	41	1,091
Almost Family, Inc.†	30	1,082
Amedisys, Inc.†	105	6,053
Amsurg Corp.†	229	4,731
Gentiva Health Services, Inc.†	331	9,172
LHC Group, Inc.†	57	1,716
Res-Care, Inc.†	290	2,645

		26,490

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	2,248	63,034
Cardinal Health, Inc.	5,263	178,784
McKesson Corp.	2,643	156,333

		398,151

Metal Processors & Fabrication - 0.0%

CIRCOR International, Inc.	136	4,204
Kaydon Corp.	222	7,215
Mueller Industries, Inc.	426	9,534
RTI International Metals, Inc.†	208	4,998

		25,951

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	189	2,177
Lawson Products, Inc.	45	798
Olympic Steel, Inc.	102	2,821

		5,796

Metal-Aluminum - 0.0%

Century Aluminum Co.†	649	7,911

Metal-Copper - 1.0%

Freeport-McMoRan Copper & Gold, Inc.	16,115	1,211,203

Metal-Iron - 0.7%

Cliffs Natural Resources, Inc.	15,199	857,224

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	183	2,992
Movado Group, Inc.†	202	2,586

		5,578

Multimedia - 0.4%

EW Scripps Co., Class A†	327	2,492
News Corp., Class A	7,300	97,601
The McGraw-Hill Cos., Inc.	3,149	107,696
Time Warner, Inc.	7,518	218,323
Viacom, Inc., Class B†	633	18,768

		444,880

Networking Products - 1.2%

Adaptec, Inc.†	1,362	4,195
Anixter International, Inc.†	213	8,891
Black Box Corp.	198	5,728
Cisco Systems, Inc.†	44,429	1,080,958
Juniper Networks, Inc.†	14,480	405,150
Netgear, Inc.†	130	3,295

		1,508,217

Non-Ferrous Metals - 0.0%

Brush Engineered Materials, Inc.†	149	3,060

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	1,895	62,573

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	4,428	101,401

Office Furnishings-Original - 0.0%

Interface, Inc. Class A	637	5,478

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,312	73,059
The Standard Register Co.	144	792

		73,851

Oil & Gas Drilling - 0.3%

Ensco International PLC ADR	1,081	47,748
Nabors Industries, Ltd.†	6,484	142,907
Pioneer Drilling Co.†	612	4,370
Rowan Cos., Inc.†	6,198	161,272
Seahawk Drilling, Inc.†	132	2,712

		359,009

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	18,820	1,319,847
Apache Corp.	1,396	144,681
Chesapeake Energy Corp.	8,892	236,260
Devon Energy Corp.	750	51,645
EOG Resources, Inc.	3,426	322,215
Occidental Petroleum Corp.	777	62,043
Penn Virginia Corp.	513	12,979
Petroleum Development Corp.†	217	5,102
Petroquest Energy, Inc.†	392	2,101
St. Mary Land & Exploration Co.	234	7,624
Stone Energy Corp.†	341	5,814
Swift Energy Co.†	302	8,997
XTO Energy, Inc.	6,146	280,872

		2,460,180

Oil Companies-Integrated - 2.6%

Chevron Corp.	4,229	305,757
ConocoPhillips	16,354	784,992
Exxon Mobil Corp.	33,421	2,172,365
Marathon Oil Corp.	699	20,236

		3,283,350

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	112	6,129
FMC Technologies, Inc.†	1,606	90,209
Gulf Island Fabrication, Inc.	54	1,077
Lufkin Industries, Inc.	56	4,091
National Oilwell Varco, Inc.	3,340	145,190

		246,696

Oil Refining & Marketing - 0.0%

Holly Corp.	301	7,730

Oil-Field Services - 0.7%

Basic Energy Services, Inc.†	258	2,438
BJ Services Co.	4,522	98,806
CARBO Ceramics, Inc.	72	4,394
Halliburton Co.	19,580	590,337
Hornbeck Offshore Services, Inc.†	86	1,624
Matrix Service Co.†	296	3,167
Oil States International, Inc.†	186	8,002
Schlumberger, Ltd.	922	56,334
SEACOR Holdings, Inc.†	137	10,464
Smith International, Inc.	1,852	75,913
Superior Well Services, Inc.†	69	1,234
TETRA Technologies, Inc.†	283	2,853

		855,566

Paper & Related Products - 0.2%

Buckeye Technologies, Inc.†	289	3,194
Clearwater Paper Corp.†	129	6,226
International Paper Co.	6,542	151,578
MeadWestvaco Corp.	4,586	105,203
Neenah Paper, Inc.	166	2,352
Schweitzer-Mauduit International, Inc.	66	3,029
Wausau Paper Corp.†	553	4,678

		276,260

Pharmacy Services - 0.7%

Catalyst Health Solutions, Inc.†	144	5,428
Medco Health Solutions, Inc.†	13,430	849,313

		854,741

Physical Therapy/Rehabilitation Centers - 0.0%

RehabCare Group, Inc.†	92	2,561

Physicians Practice Management - 0.0%

Healthways, Inc.†	127	1,908
IPC The Hospitalist Co., Inc.†	51	1,686
MEDNAX, Inc.†	174	9,309

		12,903

Pipelines - 0.3%

El Paso Corp.	21,688	227,073
The Williams Cos., Inc.	4,714	101,540

		328,613

Poultry - 0.0%

Sanderson Farms, Inc.	66	3,231

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	283	4,109
Magnetek, Inc.†	350	508
Vicor Corp.†	134	1,274

		5,891

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	78	3,474
R.R. Donnelley & Sons Co.	4,211	83,757

		87,231

Private Corrections - 0.0%

The Geo Group, Inc.†	581	11,486

Protection/Safety - 0.0%

Landauer, Inc.	68	4,132

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	841	12,741
The Washington Post Co., Class B	159	66,829

		79,570

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	149	2,493
AvalonBay Communities, Inc.	29	2,361
BioMed Realty Trust, Inc.	769	11,881
Cedar Shopping Centers, Inc.	597	3,934
Colonial Properties Trust	750	8,842
Developers Diversified Realty Corp.	328	3,480
DiamondRock Hospitality Co.†	456	4,077
Digital Realty Trust, Inc.	21,174	1,092,155
EastGroup Properties, Inc.	185	6,642
Entertainment Properties Trust	310	11,848
Extra Space Storage, Inc.	729	8,223
Franklin Street Properties Corp.	766	9,935
Healthcare Realty Trust, Inc.	492	10,278
Home Properties, Inc.	245	11,221
Inland Real Estate Corp.	802	6,737

Kilroy Realty Corp.	338	9,576
Kite Realty Group Trust	712	2,926
LaSalle Hotel Properties	416	8,075
Lexington Realty Trust	1,157	6,884
LTC Properties, Inc.	178	4,642
Medical Properties Trust, Inc.	300	3,087
Mid-America Apartment Communities, Inc.	211	10,959
National Retail Properties, Inc.	602	12,774
Parkway Properties, Inc.	245	4,067
Pennsylvania Real Estate Investment Trust	449	4,512
Post Properties, Inc.	548	10,544
PS Business Parks, Inc.	125	6,125
Public Storage	1,697	139,476
Sovran Self Storage, Inc.	215	6,822
Tanger Factory Outlet Centers, Inc.	285	11,876
Urstadt Biddle Properties, Inc., Class A	176	2,776
Ventas, Inc.	2,542	112,331

		1,551,559

Real Estate Operations & Development - 0.0%

Forestar Real Estate Group, Inc.†	135	2,395

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	138	1,485
Polaris Industries, Inc.	123	5,626

		7,111

Research & Development - 0.0%

Kendle International, Inc.†	168	2,861
Parexel International Corp.†	372	7,496

		10,357

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A	465	16,935
Brown Shoe Co., Inc.	485	6,708
Cato Corp., Class A	240	4,704
Christopher & Banks Corp.	407	2,825
Dress Barn, Inc.†	221	5,494
Genesco, Inc.†	164	3,925
Gymboree Corp.†	112	4,872
Hot Topic, Inc.†	501	3,241
JOS. A. Bank Clothiers, Inc.†	69	3,086
Liz Claiborne, Inc.†	1,074	7,421
Nordstrom, Inc.	1,420	52,455
Stein Mart, Inc.†	195	1,593
The Buckle, Inc.	95	2,781
The Children’s Place Retail Stores, Inc.†	310	11,845
The Finish Line, Inc., Class A	638	7,713
The Gap, Inc.	6,242	134,203
The Men’s Wearhouse, Inc.	377	8,053

		277,854

Retail-Auto Parts - 0.0%

The Pep Boys-Manny, Moe & Jack	527	5,006

Retail-Automobile - 0.0%

AutoNation, Inc.†	2,094	37,168
Group 1 Automotive, Inc.†	274	7,609
Lithia Motors, Inc., Class A†	239	1,525
Sonic Automotive, Inc.†	343	3,533

		49,835

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	2,566	106,771

Retail-Building Products - 0.4%

Home Depot, Inc.	18,026	562,411
Lumber Liquidators Holdings, Inc.†	58	1,287

		563,698

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	3,098	113,077

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	576	17,516

Retail-Discount - 0.7%

Big Lots, Inc.†	2,107	70,585
Fred’s, Inc.	453	4,689
HSN, Inc.†	148	3,206
Target Corp.	2,637	135,858
Tuesday Morning Corp.†	354	2,021
Wal-Mart Stores, Inc.	13,319	720,158

		936,517

Retail-Drug Store - 0.2%

Walgreen Co.	5,209	183,565

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	169	6,397

Retail-Gardening Products - 0.0%

Tractor Supply Co.	228	12,476

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	211	2,802

Retail-Jewelry - 0.0%

Zale Corp.†	268	635

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	241	2,550

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.	1,576	43,466
TJX Cos., Inc.	2,436	101,411

		144,877

Retail-Office Supplies - 0.2%

OfficeMax, Inc.†	661	10,556
Staples, Inc.	8,865	228,363

		238,919

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	110	4,216
EZCORP, Inc., Class A†	337	6,649
First Cash Financial Services, Inc.†	99	2,101

		12,966

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	86	1,666

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	672	17,754

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.†	8,466	455,640
Macy’s, Inc.	30,110	576,607

Stage Stores, Inc.	431	5,732

		1,037,979

Retail-Restaurants - 0.5%

BJ’s Restaurants, Inc.†	79	1,691
Buffalo Wild Wings, Inc.†	68	2,989
California Pizza Kitchen, Inc.†	91	1,414
CEC Entertainment, Inc.†	85	2,979
CKE Restaurants, Inc.	624	7,095
Cracker Barrel Old Country Store, Inc.	86	3,756
DineEquity, Inc.†	100	2,934
Jack in the Box, Inc.†	648	13,686
Landry’s Restaurants, Inc.†	91	1,855
McDonald’s Corp.	6,340	404,809
O’Charley’s, Inc.†	212	1,715
Papa John’s International, Inc.†	149	3,637
PF Chang’s China Bistro, Inc.†	87	3,692
Red Robin Gourmet Burgers, Inc.†	176	3,490
Ruby Tuesday, Inc.†	729	5,898
Ruth’s Hospitality Group, Inc.†	359	1,300
Sonic Corp.†	229	1,944
Starbucks Corp.†	4,207	96,382
Texas Roadhouse, Inc., Class A†	192	2,579
The Steak N Shake Co.†	8	2,737

		566,582

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	81	1,238
Cabela’s Inc., Class A†	456	7,050
Hibbett Sports, Inc.†	107	2,462
Zumiez, Inc.†	78	1,118

		11,868

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	319	2,957

Savings & Loans/Thrifts - 0.1%

Brookline Bancorp, Inc.	485	4,986
Dime Community Bancshares	217	2,634
Hudson City Bancorp, Inc.	5,300	71,656

		79,276

Schools - 0.0%

American Public Education, Inc.†	140	6,056
Capella Education Co.†	54	4,486
Universal Technical Institute, Inc.†	153	3,865

		14,407

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	793	3,632

Semiconductor Components-Integrated Circuits - 0.0%

Cypress Semiconductor Corp.†	584	6,915
Exar Corp.†	332	2,454
Hittite Microwave Corp.†	80	3,339
Micrel, Inc.	320	3,152
Pericom Semiconductor Corp.†	96	901
Sigma Designs, Inc.†	100	1,170
Standard Microsystems Corp.†	188	3,670
TriQuint Semiconductor, Inc.†	570	4,098

		25,699

Semiconductor Equipment - 0.3%

ATMI, Inc.†	222	3,739
Brooks Automation, Inc.†	499	4,311
Cabot Microelectronics Corp.†	191	6,761
Cohu, Inc.†	265	3,551
Kulicke and Soffa Industries, Inc.†	537	3,533
Lam Research Corp.†	9,895	335,539
MKS Instruments, Inc.†	560	10,097
Rudolph Technologies, Inc.†	236	1,879
Tessera Technologies, Inc.†	375	6,735
Ultratech, Inc.†	185	2,387
Varian Semiconductor Equipment Associates, Inc.†	548	16,484
Veeco Instruments, Inc.†	144	4,910

		399,926

Steel-Producers - 0.4%

AK Steel Holding Corp.	22,078	475,339

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	219	2,976

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,087	7,131
JDS Uniphase Corp.†	2,131	22,865

		29,996

Telecom Services - 0.0%

Cbeyond, Inc.†	97	1,203
Iowa Telecommunications Services, Inc.	262	4,231
Neutral Tandem, Inc.†	126	2,031
NTELOS Holdings Corp.	229	3,911
USA Mobility, Inc.†	194	2,185

		13,561

Telecommunication Equipment - 0.1%

Applied Signal Technology, Inc.	100	1,847
Arris Group, Inc.†	944	9,742
Comtech Telecommunications Corp.†	319	10,087
Network Equipment Technologies, Inc.†	233	1,188
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	372	2,184
Tekelec†	542	8,954
Tellabs, Inc.	13,224	91,378
Tollgrade Communications, Inc.†	144	939

		126,321

Telephone-Integrated - 1.1%

AT&T, Inc.	33,420	829,150
General Communication, Inc., Class A†	505	2,772
Verizon Communications, Inc.	20,445	591,474

		1,423,396

Television - 0.0%

CBS Corp., Class B	2,573	33,423

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	115	2,251

Therapeutics - 0.0%

Theragenics Corp.†	297	422

Tobacco - 0.5%

Alliance One International, Inc.†	1,007	5,166
Altria Group, Inc.	11,439	230,153
Lorillard, Inc.	828	60,477

Philip Morris International, Inc.	7,235	354,370

		650,166

Tools-Hand Held - 0.0%

The Stanley Works	747	42,766

Toys - 0.1%

Jakks Pacific, Inc.†	316	3,903
Mattel, Inc.	4,162	91,522

		95,425

Transport-Rail - 0.0%

CSX Corp.	726	34,456

Transport-Services - 0.5%

Bristow Group, Inc.†	406	14,701
Hub Group, Inc., Class A†	302	8,145
United Parcel Service, Inc., Class B	10,361	608,605

		631,451

Transport-Truck - 0.0%

Arkansas Best Corp.	286	7,505
Forward Air Corp.	109	2,666
Heartland Express, Inc.	388	5,940
Knight Transportation, Inc.	399	7,880
Old Dominion Freight Line, Inc.†	206	6,333

		30,324

Travel Services - 0.0%

Interval Leisure Group, Inc.†	148	2,125

Veterinary Diagnostics - 0.0%

Neogen Corp.†	83	2,011

Vitamins & Nutrition Products - 0.0%

Mannatech, Inc.	177	625

Water - 0.0%

American States Water Co.	141	4,535

Web Portals/ISP - 1.1%

Google, Inc., Class A†	2,547	1,341,760
InfoSpace, Inc.†	400	4,032
United Online, Inc.	733	4,588

		1,350,380

Wire & Cable Products - 0.0%

Belden, Inc.	358	7,583
Encore Wire Corp.	213	4,281

		11,864

Wireless Equipment - 1.2%

American Tower Corp., Class A†	20,080	856,613
EMS Technologies, Inc.†	173	2,373
Motorola, Inc.†	17,942	121,288
Novatel Wireless, Inc.†	116	773
QUALCOMM, Inc.	16,068	589,535
Viasat, Inc.†	105	3,192

		1,573,774

Total Common Stock
(cost $60,181,756)		65,365,538

EXCHANGE TRADED FUNDS - 4.8%
Equity Fund - Emerging Market - 4.5%

iShares MSCI Emerging Markets Index Fund	71,100	2,770,056
Vanguard Fund Emerging Markets ETF	74,110	2,870,280

		5,640,336

Index Fund-Large Cap - 0.3%

SPDR Trust, Series 1	3,631	402,170

Total Exchange Traded Funds
(cost $5,531,817)		6,042,506

PREFERRED STOCK - 0.3%
Banks-Super Regional - 0.1%

Wachovia Capital Trust IX
6.38%	3,100	70,928

Diversified Financial Services - 0.1%

General Electric Capital Corp.
4.50%(1)	5,900	147,205

Finance-Mortgage Loan/Banker - 0.0%

Countrywide Capital V
7.00%	2,655	57,481
Federal Home Loan Mtg. Corp.
0.00%(2)	2,200	2,508

		59,989

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities
3.00%(2)	7,600	157,396

Total Preferred Stock
(cost $496,501)		435,518

ASSET BACKED SECURITIES - 2.1%

Diversified Financial Services - 2.1%

Banc of America Commercial Mtg., Inc.
Series 2006-6, Class AM
5.39% due 10/10/45(3)	$110,000	91,775
Chase Funding Mtg. Loan Asset-Backed Certs.
Series 2003-6, Class 1A6
4.59% due 11/25/34	76,582	75,620
GS Mortage Securities Trust
Series 2007-GG10, Class A4
5.81% due 08/10/45(3)(4)	2,000,000	1,781,983
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(3)	315,000	229,506
Morgan Stanley ABS Capital I
Series 2007-HE2, Class A2A
0.27% due 01/25/37(2)	406,474	395,738
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.04% due 09/25/36(4)(5)	124,714	108,464

Total Asset Backed Securities
(cost $2,739,695)		2,683,086

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Senior Sec. Notes
7.50% due 08/15/09†(6)(7)(8)(9)(16)(17)
(cost $20,000)	20,000	12,600

U.S. CORPORATE BONDS & NOTES - 11.3%
Aerospace/Defense - 0.1%

Lockheed Martin Corp.
Senior Notes
5.50% due 11/18/39	45,000	44,477
Meccanica Holdings USA
Company Guar. Notes
6.25% due 01/15/40*	65,000	64,300
Spirit Aerosystems, Inc.
Company Guar. Notes
7.50% due 10/01/17*	53,000	52,470

		161,247

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.
Senior Notes
5.70% due 04/15/40	124,000	126,140

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC
Company Guar. Notes
6.00% due 12/10/19*	9,000	8,951
Terra Capital, Inc.
Senior Notes
7.75% due 11/01/19*	15,000	16,725

		25,676

Airlines - 0.1%

Continental Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.50% due 06/15/11	16,000	16,240
Delta Air Lines, Inc.
Senior Sec. Notes
9.50% due 09/15/14*	45,000	45,787
United AirLines, Inc.
Pass Through Certs.
Series 2009-2, Class A
9.75% due 01/15/17	25,000	26,125

		88,152

Auction House/Art Dealers - 0.0%

KAR Auction Services, Inc.
Company Guar. Notes
8.75% due 05/01/14	8,000	8,080

Auto-Heavy Duty Trucks - 0.0%

Navistar International Corp.
Senior Notes
8.25% due 11/01/21	50,000	50,750

Auto/Truck Parts & Equipment-Original - 0.0%

ArvinMeritor, Inc.
Senior Notes
8.13% due 09/15/15	27,000	24,570

Auto/Truck Parts & Equipment-Replacement - 0.0%

Allison Transmission
Senior Notes
11.00% due 11/01/15*	27,000	28,013

Banks-Commercial - 0.2%

BB&T Corp.
Sub. Notes
0.55% due 05/23/17(2)	56,000	50,963
KeyBank NA
Sub. Notes
7.41% due 10/15/27	26,000	26,968
Wachovia Bank NA
Sub. Notes
5.00% due 08/15/15	137,000	140,496

		218,427

Banks-Fiduciary - 0.1%

State Street Capital Trust IV
Company Guar. Notes
1.25% due 06/15/37(2)	100,000	69,450

Banks-Money Center - 0.1%

Chase Capital III
Company Guar. Notes
0.81% due 03/01/27(2)	72,000	53,323

Banks-Super Regional - 0.5%

BAC Capital Trust XIII
Bank Guar. Notes
0.65% due 03/15/12(2)(10)	178,000	106,193
BAC Capital Trust XV
Bank Guar. Notes
1.06% due 06/01/56(2)	50,000	30,779
Bank of America NA
Senior Sub. Notes
5.30% due 03/15/17	94,000	92,480
National City Corp.
Senior Notes
4.90% due 01/15/15	21,000	22,052
PNC Preferred Funding Trust II
Jr. Sub. Bonds
6.11% due 03/15/12*(2)(10)	70,000	52,620
SunTrust Banks, Inc.
Senior Notes
6.00% due 09/11/17	45,000	45,698
USB Capital IX
Company Guar. Notes
6.19% due 04/15/11(2)(10)	111,000	91,575
USB Capital XIII Trust
Company Guar. Bonds
6.63% due 12/15/39	45,000	44,734
Wachovia Corp.
Sub. Notes
5.63% due 10/15/16	40,000	41,404
Wells Fargo & Co.
Jr. Sub. Notes
7.98% due 03/15/18(2)(10)	50,000	50,250
Wells Fargo Bank NA
Sub. Notes
5.75% due 05/16/16	62,000	64,938

		642,723

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc.
Company Guar. Notes
0.50% due 01/15/14*(11)(12)	25,275	19,715

Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14	8,000	6,280

		25,995

Building Products-Cement - 0.0%

Cemex Finance LLC
Senior Sec. Notes
9.50% due 12/14/16*	40,000	40,800

Building-Residential/Commercial - 0.0%

KB Home
Company Guar. Notes
6.25% due 06/15/15	35,000	33,031

Cable/Satellite TV - 0.5%

CCH II LLC/CCH II Capital Corp.
Senior Notes
13.50% due 11/30/16	63,176	74,627
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
8.75% due 11/15/13	37,000	37,555
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc.
Senior Notes
8.38% due 04/30/14*	95,000	96,425
Comcast Corp.
Company Guar. Notes
5.70% due 05/15/18	32,000	33,991
Comcast Corp.
Company Guar. Notes
6.40% due 03/01/40	130,000	132,272
COX Communications, Inc.
Senior Notes
6.95% due 06/01/38*	40,000	42,962
COX Communications, Inc.
Notes
7.13% due 10/01/12	40,000	44,799
CSC Holdings, Inc.
Senior Notes
8.63% due 02/15/19*	32,000	34,560
DISH DBS Corp.
Company Guar. Notes
7.75% due 05/31/15	9,000	9,337
Echostar DBS Corp.
Company Guar. Notes
7.13% due 02/01/16	27,000	27,067
Time Warner Cable, Inc.
Company Guar. Notes
5.85% due 05/01/17	127,000	136,560

		670,155

Casino Hotels - 0.1%

Harrah’s Operating Co., Inc.
Senior Sec. Notes
11.25% due 06/01/17	47,000	48,762
MGM Mirage, Inc.
Senior Sec. Notes
11.13% due 11/15/17*	43,000	46,333
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	31,000	31,000

		126,095

Cellular Telecom - 0.1%

Cricket Communications, Inc.
Company Guar. Notes
10.00% due 07/15/15	34,000	34,425
Nextel Communications, Inc.
Senior Notes
7.38% due 08/01/15	21,000	19,372

		53,797

Chemicals-Diversified - 0.1%

Olin Corp.
Senior Notes
8.88% due 08/15/19	38,000	40,470
Rohm & Haas Co.
Notes
6.00% due 09/15/17	72,000	76,370
Union Carbide Corp.
Senior Notes
7.75% due 10/01/96	65,000	54,818

		171,658

Chemicals-Plastics - 0.0%

Hexion Finance Escrow LLC/Hexion Escrow Corp.
Senior Sec. Notes
8.88% due 02/01/18*	25,000	23,500

Chemicals-Specialty - 0.0%

Momentive Performance Materials, Inc.
Company Guar. Notes
9.75% due 12/01/14	39,000	36,758

Coal - 0.1%

Arch Coal, Inc.
Senior Notes
8.75% due 08/01/16*	32,000	33,120
Drummond Co., Inc.
Senior Notes
9.00% due 10/15/14*	32,000	32,000

		65,120

Commercial Services - 0.0%

Ceridian Corp.
Senior Notes
11.25% due 11/15/15	25,000	23,938

Computer Services - 0.1%

Affiliated Computer Services, Inc.
Senior Notes
5.20% due 06/01/15	45,000	46,463
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	12,000	12,480

SunGard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	47,000	48,116

		107,059

Consulting Services - 0.0%

FTI Consulting, Inc.
Company Guar. Notes
7.75% due 10/01/16	25,000	25,063

Consumer Products-Misc. - 0.0%

American Achievement Corp.
Company Guar. Notes
8.25% due 04/01/12*	43,000	42,355

Containers-Metal/Glass - 0.1%

Ball Corp.
Company Guar. Notes
6.88% due 12/15/12	67,000	67,837
Ball Corp.
Company Guar. Notes
7.13% due 09/01/16	41,000	42,537
Ball Corp.
Company Guar. Notes
7.38% due 09/01/19	27,000	28,013
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.25% due 05/15/13	27,000	27,405

		165,792

Containers-Paper/Plastic - 0.0%

Graphic Packaging International, Inc.
Company Guar. Notes
9.50% due 06/15/17	27,000	28,350

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.
Senior Notes
4.60% due 01/15/14	43,000	46,493
Revlon Consumer Products Corp.
Company Guar. Notes
9.75% due 11/15/15*	30,000	30,825

		77,318

Decision Support Software - 0.0%

Vangent, Inc.
Company Guar. Notes
9.63% due 02/15/15	52,000	47,840

Direct Marketing - 0.0%

Affinity Group, Inc.†
Company Guar. Notes
9.00% due 02/15/12	43,000	30,100

Distribution/Wholesale - 0.0%

McJunkin Red Man Corp.
Senior Sec. Notes
9.50% due 12/15/16*	30,000	30,075

Diversified Banking Institutions - 1.5%

Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	1,000	978
Bank of America Corp.
Senior Notes
6.25% due 04/15/12	32,000	34,352
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	24,000	25,015
Bank of America Corp.
Jr. Sub. Notes
8.00% due 01/30/18(2)(10)	59,000	56,234
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	38,000	37,790
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	34,000	35,589
Citigroup, Inc.
Sub. Notes
5.50% due 02/15/17	45,000	43,893
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	75,000	79,231
Citigroup, Inc.
Global Sub. Notes
6.00% due 10/31/33	45,000	38,212
Citigroup, Inc.
Senior Notes
6.13% due 05/15/18	35,000	35,118
Citigroup, Inc.
Senior Notes
6.38% due 08/12/14	117,000	124,172
GMAC, Inc.
Sub. Notes
8.00% due 12/31/18	99,000	91,575
GMAC, Inc.
Company Guar. Notes
8.00% due 11/01/31	100,000	92,250
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(2)	578,000	583,221
Morgan Stanley
Senior Notes
5.50% due 01/26/20	40,000	39,185
Morgan Stanley
Senior Notes
6.00% due 04/28/15	256,000	273,452
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12	45,000	48,259
The Goldman Sachs Group, Inc.
Sub. Notes
5.63% due 01/15/17	45,000	45,902
The Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18	60,000	62,970
The Goldman Sachs Group, Inc.
Senior Notes
6.25% due 09/01/17	62,000	66,749

The Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	55,000	51,574
The Goldman Sachs Group, Inc.
Sub. Notes
6.75% due 10/01/37	45,000	43,630

		1,909,351

Diversified Financial Services - 0.3%

CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/13	4,036	4,162
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/14	6,052	6,226
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/15	6,052	6,196
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/16	10,089	10,316
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/17	61,795	63,185
Citigroup Capital XXI
Company Guar. Bonds
8.30% due 12/21/77(2)	66,000	61,215
General Electric Capital Corp.
Senior Notes
2.80% due 01/08/13	80,000	80,693
General Electric Capital Corp.
Senior Notes
6.15% due 08/07/37	172,000	165,820

		397,813

Diversified Manufacturing Operations - 0.1%

Acuity Brands Lighting, Inc.
Company Guar. Notes
6.00% due 12/15/19*	8,000	7,916
General Electric Co.
Senior Notes
5.25% due 12/06/17	97,000	101,792
SPX Corp.
Senior Notes
7.63% due 12/15/14	20,000	20,450

		130,158

Electric-Generation - 0.3%

Allegheny Energy Supply Co., LLC
Senior Notes
6.75% due 10/15/39*	117,000	115,075
Edison Mission Energy
Senior Notes
7.20% due 05/15/19	74,000	51,985
The AES Corp.
Senior Notes
8.00% due 10/15/17	74,000	73,538
The AES Corp.
Senior Notes
8.88% due 02/15/11	116,000	120,060

		360,658

Electric-Integrated - 0.3%

Ameren Energy Generating Co.
Senior Notes
6.30% due 04/01/20	56,000	56,860
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	58,000	66,571
Dominion Resources, Inc.
Senior Notes
5.25% due 08/01/33	90,000	96,813
Entergy Texas, Inc.
1st Mtg. Notes
7.13% due 02/01/19	1,000	1,133
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	42,000	39,270
Mirant Mid-Atlantic LLC
Pass Through Certs., Series B
9.13% due 06/30/17	47,410	49,662
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(6)(9)	125,000	0
Texas Competitive Electric Holdings Co., LLC
Company Guar. Notes, Series A
10.25% due 11/01/15	47,000	35,128
Trans-Allegheny Interstate Line Co.
Senior Notes
4.00% due 01/15/15*	41,000	41,421

		386,858

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.
Senior Notes
7.75% due 07/15/16	27,000	27,945

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	22,000	22,330
Freescale Semiconductor, Inc.
Senior Sec. Notes
10.13% due 03/15/18*	13,000	13,260
National Semiconductor Corp.
Senior Notes
6.15% due 06/15/12	36,000	38,489
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	56,000	58,326

		132,405

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.
Senior Notes
5.50% due 09/14/15	50,000	53,770

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC
Senior Notes
7.50% due 08/01/12	53,000	53,222

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp.
Senior Notes
4.25% due 02/08/13	20,000	21,153
Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	130,000	132,123

		153,276

Finance-Consumer Loans - 0.0%

SLM Corp.
Senior Notes
5.13% due 08/27/12	40,000	39,059

Finance-Investment Banker/Broker - 0.3%

JPMorgan Chase Capital XXIII
Ltd. Guar. Bonds
1.25% due 05/15/77(2)	23,000	16,470
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
0.00% due 05/31/12†(2)(10)(15)(16)	45,000	113
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(15)(16)	44,000	9,900
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(15)(16)	71,000	177
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(15)(16)	69,000	172
Merrill Lynch & Co., Inc.
Sub. Notes
6.05% due 05/16/16	57,000	58,019
TD Ameritrade Holding Corp.
Company Guar. Notes
2.95% due 12/01/12	125,000	126,110
The Bear Stearns Cos., Inc.
Senior Notes
6.40% due 10/02/17	152,000	167,815

		378,776

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	80,000	81,656

Firearms & Ammunition - 0.0%

Freedom Group, Inc.
Senior Sec. Notes
10.25% due 08/01/15*	30,000	31,800

Food-Meat Products - 0.0%

Smithfield Foods, Inc.
Senior Sec. Notes
10.00% due 07/15/14*	27,000	29,228

Food-Misc. - 0.1%

Kraft Foods, Inc.
Senior Notes
6.50% due 02/09/40	102,000	106,852

Food-Retail - 0.1%

Ahold Finance USA LLC
Company Guar. Notes
6.88% due 05/01/29	90,000	97,170

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.
Senior Notes
7.88% due 01/15/15	27,000	25,987
Service Corp. International
Senior Notes
8.00% due 11/15/21	52,000	51,870

		77,857

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority
Senior Sec. Notes
12.00% due 10/15/15*	32,000	28,480

Gas-Distribution - 0.1%

Sempra Energy
Senior Notes
6.50% due 06/01/16	57,000	63,822

Gas-Transportation - 0.1%

Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	170,000	149,175

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.
Senior Sec. Notes
7.63% due 08/15/16	20,000	20,200

Home Furnishings - 0.0%

Norcraft Cos., LP/Norcraft Finance Corp.
Senior Sec. Notes
10.50% due 12/15/15*	30,000	31,050
Simmons Co.
Senior Disc. Notes
10.00% due 12/15/14†(1)(15)(16)	2,000	165

		31,215

Hotel/Motels - 0.0%

Starwood Hotels & Resorts Worldwide, Inc.
Senior Notes
6.75% due 05/15/18	49,000	48,755

Independent Power Producers - 0.1%

Calpine Corp.
Escrow Notes
8.75% due 07/15/13†(6)(9)	145,000	0
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	59,000	58,189

		58,189

Insurance-Life/Health - 0.2%

Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/14	41,000	41,696
Lincoln National Corp.
Bonds
7.00% due 05/17/66(2)	25,000	21,345
Nationwide Financial Services, Inc.
Senior Notes
5.90% due 07/01/12	55,000	57,974
Pacific LifeCorp
Senior Notes
6.00% due 02/10/20*	50,000	49,594
Principal Life Income Funding Trusts
Senior Sec. Notes
0.43% due 11/08/13(2)	63,000	60,153
Prudential Financial, Inc.
Senior Notes
6.00% due 12/01/17	30,000	31,732
Unum Group
Senior Notes
7.13% due 09/30/16	28,000	29,886

		292,380

Insurance-Multi-line - 0.2%

Genworth Financial, Inc.
Senior Notes
4.95% due 10/01/15	54,000	49,079
Genworth Financial, Inc.
Senior Notes
8.63% due 12/15/16	45,000	46,853
MetLife, Inc.
Senior Notes
6.75% due 06/01/16	40,000	44,439
Metropolitan Life Global Funding I
Notes
2.88% due 09/17/12*	90,000	91,526
Nationwide Mutual Insurance Co.
Notes
9.38% due 08/15/39*	23,000	25,623

		257,520

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc.
Notes
6.50% due 03/15/35*	50,000	42,507
Liberty Mutual Group, Inc.
Company Guar. Notes
7.80% due 03/07/87*	137,000	117,135

		159,642

Medical Instruments - 0.2%

Boston Scientific Corp.
Senior Notes
4.50% due 01/15/15	100,000	99,600
Boston Scientific Corp.
Senior Notes
6.25% due 11/15/15	53,000	56,483
Boston Scientific Corp.
Senior Notes
7.38% due 01/15/40	99,000	101,333

		257,416

Medical Products - 0.1%

CareFusion Corp.
Senior Notes
4.13% due 08/01/12	45,000	46,744
LVB Acquisition Holding LLC
Company Guar. Notes
10.00% due 10/15/17	48,000	52,440

		99,184

Medical-Biomedical/Gene - 0.2%

Amgen, Inc.
Senior Notes
5.85% due 06/01/17	80,000	88,755
Life Technologies Corp.
Senior Notes
3.38% due 03/01/13	100,000	100,654

		189,409

Medical-Drugs - 0.1%

Axcan Intermediate Holdings, Inc.
Senior Notes
9.25% due 03/01/15	16,000	16,880
Valeant Pharmaceuticals International
Senior Notes
8.38% due 06/15/16*	55,000	56,925

		73,805

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc.
Senior Notes
6.13% due 08/15/19	81,000	86,038

Medical-Hospitals - 0.2%

Community Health Systems, Inc.
Company Guar. Notes
8.88% due 07/15/15	69,000	71,415
HCA, Inc.
Senior Notes
7.50% due 11/15/95	58,000	45,637
HCA, Inc.
Senior Notes
8.50% due 04/15/19*	85,000	91,163

		208,215

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	43,000	46,655

Multimedia - 0.1%

Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	59,000	71,948

Non-Hazardous Waste Disposal - 0.3%

Allied Waste North America, Inc.
Company Guar. Notes
7.13% due 05/15/16	136,000	146,880

Republic Services, Inc.
Notes
6.09% due 03/15/35	95,000	92,105
Waste Management, Inc.
Company Guar. Notes
6.13% due 11/30/39	44,000	44,568
Waste Management, Inc.
Company Guar. Notes
6.38% due 11/15/12	50,000	55,368
Waste Services, Inc.
Senior Sub. Notes
9.50% due 04/15/14	25,000	25,688

		364,609

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.
Senior Notes
5.25% due 01/15/37	23,000	24,137

Oil Companies-Exploration & Production - 0.6%

Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.
Company Guar.
Notes 10.75% due 02/01/18	128,000	138,560
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	124,000	119,660
Chesapeake Energy Corp.
Senior Notes
7.25% due 12/15/18	100,000	98,500
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	49,000	47,653
Kerr-McGee Corp.
Company Guar. Notes
6.95% due 07/01/24	157,000	177,843
XTO Energy, Inc.
Senior Notes
6.38% due 06/15/38	54,000	60,902
XTO Energy, Inc.
Senior Notes
6.50% due 12/15/18	45,000	52,139

		695,257

Oil Companies-Integrated - 0.1%

ConocoPhillips Holding Co.
Senior Notes
6.95% due 04/15/29	44,000	50,913

Oil Refining & Marketing - 0.0%

Valero Energy Corp.
Senior Notes
6.13% due 02/01/20	45,000	45,294

Paper & Related Products - 0.0%

Georgia-Pacific LLC
Company Guar. Notes
7.00% due 01/15/15*	32,000	32,440
Georgia-Pacific LLC
Company Guar. Notes
7.13% due 01/15/17*	11,000	11,110

		43,550

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.
Senior Sec. Notes
9.75% due 03/01/18*	36,000	35,280

Physicians Practice Management - 0.1%

US Oncology, Inc.
Senior Sec. Notes
9.13% due 08/15/17	49,000	50,837

Pipelines - 0.6%

Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	31,000	31,233
Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/18	75,000	73,312
Dynegy-Roseton Danskammer
Pass Through Certs., Series B
7.67% due 11/08/16	78,000	75,270
Enbridge Energy Partners LP
Senior Notes
5.20% due 03/15/20	44,000	44,538
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
Senior Notes
8.75% due 04/15/18	50,000	50,625
Plains All American Pipeline LP
Senior Notes
4.25% due 09/01/12	109,000	114,077
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
8.38% due 12/15/13	49,000	50,347
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	60,000	73,505
Williams Partners LP
Bonds
6.30% due 04/15/40*	45,000	44,996
Williams Partners LP
Senior Notes
7.50% due 06/15/11	168,000	179,162

		737,065

Printing-Commercial - 0.0%

Valassis Communications, Inc.
Senior Notes
8.25% due 03/01/15	25,000	25,250

Private Corrections - 0.0%

Corrections Corp. of America
Company Guar. Notes
7.75% due 06/01/17	20,000	20,500

Publishing-Periodicals - 0.0%

Nielsen Finance LLC / Nielsen Finance Co.
Company Guar. Notes
11.50% due 05/01/16	40,000	44,550
The Reader’s Digest Association, Inc.
Company Guar. Notes
9.00% due 02/15/17†(6)(15)(16)	45,000	149

		44,699

Real Estate Investment Trusts - 0.0%

Federal Realty Investors Trust
Bonds
5.90% due 04/01/20	30,000	30,147

Real Estate Management/Services - 0.1%

AMB Property LP
Company Guar. Notes
6.63% due 12/01/19	40,000	40,869
CB Richard Ellis Services, Inc.
Company Guar. Notes
11.63% due 06/15/17	22,000	24,255

		65,124

Recycling - 0.0%

Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14†(8)(15)(16)	60,000	456

Rental Auto/Equipment - 0.0%

RSC Equipment Rental, Inc.
Notes
9.50% due 12/01/14	23,000	22,252
United Rentals North America, Inc.
Company Guar. Notes
7.75% due 11/15/13	30,000	27,975

		50,227

Retail-Drug Store - 0.0%

CVS Pass-Through Trust
Pass Through Certs.
7.51% due 01/10/32*	35,965	39,096

Retail-Petroleum Products - 0.0%

Inergy LP/Inergy Finance Corp.
Company Guar. Notes
8.25% due 03/01/16	30,000	30,375

Retail-Regional Department Stores - 0.0%

JC Penney Corp., Inc.
Senior Notes
6.38% due 10/15/36	26,000	23,465
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.65% due 07/15/24	16,000	14,800

		38,265

Retail-Restaurants - 0.1%

Brinker International, Inc.
Senior Notes
5.75% due 06/01/14	27,000	27,774
Wendy’s/Arby’s Restaurants LLC
Company Guar. Notes
10.00% due 07/15/16	27,000	28,957

		56,731

Retail-Toy Stores - 0.0%

Toys R Us Property Co. LLC
Senior Sec. Notes
8.50% due 12/01/17*	35,000	35,350

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.
Senior Notes
9.00% due 07/01/15	27,000	27,844

Satellite Telecom - 0.0%

Intelsat Corp.
Senior Notes
9.25% due 06/15/16	10,000	10,350

Savings & Loans/Thrifts - 0.0%

Amsouth Bank NA
Sub. Notes
4.85% due 04/01/13	40,000	38,469

Special Purpose Entities - 0.2%

Capital One Capital VI
Company Guar. Notes
8.88% due 05/15/40	100,000	106,091
Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	26,000	21,060
Teco Finance, Inc.
Company Guar. Notes
6.57% due 11/01/17	32,000	34,030
Teco Finance, Inc.
Company Guar. Notes
7.00% due 05/01/12	44,000	47,783
The Goldman Sachs Capital III
Company Guar. Notes
1.03% due 09/01/12(2)(10)	36,000	24,030

		232,994

Steel-Producers - 0.1%

AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	33,000	33,041
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	20,000	19,300
Steel Dynamics, Inc.
Senior Notes
7.75% due 04/15/16	48,000	48,120

		100,461

Storage/Warehousing - 0.0%

Mobile Mini, Inc.
Company Guar. Notes
9.75% due 08/01/14	27,000	27,675

Telecom Services - 0.2%

Clearwire Communications LLC/Clearwire Finance, Inc.
Senior Sec. Notes
12.00% due 12/01/15*	55,000	53,763
Qwest Corp.
Senior Notes
7.50% due 10/01/14	55,000	58,575
Qwest Corp.
Senior Notes
8.88% due 03/15/12	158,000	171,232

		283,570

Telephone-Integrated - 0.4%

AT&T, Inc.
Senior Notes
5.63% due 06/15/16	35,000	38,450
CenturyTel, Inc.
Senior Notes
7.60% due 09/15/39	150,000	153,027
Cincinnati Bell, Inc.
Company Guar. Notes
7.00% due 02/15/15	15,000	14,400
Citizens Communications Co.
Senior Notes
9.00% due 08/15/31	52,000	50,440
Qwest Communications International, Inc.
Company Guar. Notes
8.00% due 10/01/15*	50,000	51,750
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	50,000	37,875
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	42,000	37,065
Verizon Pennsylvania, Inc.
Senior Notes
8.35% due 12/15/30	48,000	54,290
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	30,000	31,697

		468,994

Television - 0.1%

Allbritton Communications Co.
Senior Sub. Notes
7.75% due 12/15/12	6,000	5,947
CBS Corp.
Company Guar. Notes
7.88% due 07/30/30	90,000	96,638
Paxson Communications Corp.
Senior Sec. Notes
0.00% due 01/15/13†*(2)(8)(15)(16)	52,442	590
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11†(15)(16)	30,000	210

		103,385

Theaters - 0.0%

Marquee Holdings, Inc.
Senior Disc. Notes
12.00% due 08/15/14(1)	15,000	12,638

Transactional Software - 0.0%

Open Solutions, Inc.
Company Guar. Notes
9.75% due 02/01/15*	5,000	4,200

Transport-Air Freight - 0.2%

Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	226,222	194,551
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	21,391	17,969

		212,520

Transport-Equipment & Leasing - 0.1%

GATX Corp.
Notes
4.75% due 10/01/12	66,000	68,600
GATX Corp.
Senior Notes
4.75% due 05/15/15	45,000	45,105

		113,705

Transport-Services - 0.1%

PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	85,000	82,025

Web Hosting/Design - 0.0%

Equinix, Inc.
Senior Notes
8.13% due 03/01/18	22,000	22,000

Wireless Equipment - 0.2%

Motorola, Inc.
Senior Notes
5.38% due 11/15/12	138,000	146,743
Motorola, Inc.
Senior Notes
6.00% due 11/15/17	50,000	51,887
Motorola, Inc.
Debentures
6.50% due 09/01/25	78,000	76,297

		274,927

Total U.S. CORPORATE BONDS & NOTES
(cost $14,450,236)		14,410,171

FOREIGN CORPORATE BONDS & NOTES - 2.3%
Banks-Commercial - 0.5%

ANZ National International, Ltd.
Company Guar. Notes
2.38% due 12/21/12*	70,000	70,369
ANZ National International, Ltd.
Company Guar. Notes
6.20% due 07/19/13*	73,000	80,396

Barclays Bank PLC
Jr. Sub. Bonds
5.93% due 12/15/16*(2)(10)	130,000	106,600
Barclays Bank PLC
Jr. Sub. Notes
7.43% due 12/15/17*(2)(10)	15,000	13,875
Groupe BPCE
Notes
4.15% due 06/30/10(2)(10)	102,000	67,325
National Australia Bank, Ltd.
Senior Notes
2.50% due 01/08/13*	105,000	105,369
Nordea Bank AB
Bonds
8.38% due 03/25/15(2)(10)	36,000	37,890
Westpac Banking Corp.
Sub. Notes
0.84% due 09/30/10(2)(10)	180,000	109,800
Westpac Securities NZ, Ltd.
Company Guar. Notes
2.63% due 01/28/13*	95,000	95,410

		687,034

Banks-Money Center - 0.1%

Bank of Scotland PLC
Senior Sub. Notes
0.69% due 05/28/10(2)(10)	150,000	72,000
KBC Internationale Financieringsmaatschappij NV
Bank Guar. Notes
8.50% due 02/07/25(4)	45,000	36,000
Lloyds TSB Bank PLC Bank
Guar. Notes
4.38% due 01/12/15*	41,000	40,315

		148,315

Diversified Banking Institutions - 0.1%

Credit Agricole SA
Jr. Sub. Bonds
6.64% due 05/31/17*(2)(10)	87,000	72,210

Diversified Minerals - 0.2%

BHP Billiton Finance USA, Ltd.
Company Guar. Notes
6.42% due 03/01/26	90,000	100,480
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
5.88% due 07/15/13	64,000	70,385
Teck Resources, Ltd.
Senior Sec. Notes
10.25% due 05/15/16	43,000	51,277

		222,142

Electric-Integrated - 0.4%

EDF SA
Senior Notes
5.60% due 01/27/40*	101,000	97,753
Electricite de France
Notes
5.50% due 01/26/14*	66,000	72,603
Enel Finance International SA
Company Guar. Notes
3.88% due 10/07/14*	126,000	128,560
Enel Finance International SA
Company Guar. Notes
5.13% due 10/07/19*	53,000	53,125
Enel Finance International SA
Company Guar. Notes
6.00% due 10/07/39*	45,000	43,606
Iberdrola Finance Ireland, Ltd.
Company Guar. Notes
5.00% due 09/11/19*	50,000	49,578
TransAlta Corp.
Senior Notes
4.75% due 01/15/15	64,000	66,264

		511,489

Insurance-Multi-line - 0.2%

Aegon NV
Sub. Notes
3.92% due 07/15/14(2)(10)	75,000	43,897
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	92,000	95,122
XL Capital, Ltd.
Senior Notes
6.38% due 11/15/24	60,000	58,405

		197,424

Insurance-Reinsurance - 0.0%

Validus Holdings, Ltd.
Senior Notes
8.88% due 01/26/40	45,000	45,443

Metal-Diversified - 0.1%

Falconbridge, Ltd.
Senior Notes
7.35% due 06/05/12	56,000	61,832
Inco, Ltd.
Senior Notes
7.75% due 05/15/12	40,000	43,865
Noranda, Inc.
Notes
6.00% due 10/15/15	50,000	53,958

		159,655

Oil Companies-Exploration & Production - 0.1%

EnCana Corp.
Bonds
6.50% due 08/15/34	25,000	26,658
Nexen, Inc.
Senior Notes
5.88% due 03/10/35	47,000	44,841
OPTI Canada, Inc.
Senior Sec. Notes
7.88% due 12/15/14	58,000	51,040

		122,539

Paper & Related Products - 0.0%

PE Paper Escrow GmbH
Senior Sec. Notes
12.00% due 08/01/14*	27,000	28,929

Satellite Telecom - 0.1%

Intelsat Intermediate Holding Co., Ltd.
Company Guar. Bonds
9.50% due 02/01/15(1)	111,000	114,607
Intelsat Subsidiary Holding Co., Ltd.
Company Guar. Notes
8.88% due 01/15/15	27,000	27,540

		142,147

Special Purpose Entity - 0.1%

SMFG Preferred Capital, Ltd.
Sub. Notes
6.08% due 01/25/17*(2)(10)	101,000	93,829

Steel-Producers - 0.0%

Essar Steel Algoma, Inc.
Senior Sec. Notes
9.38% due 03/15/15*	45,000	44,325

SupraNational - 0.0%

Asian Development Bank
Bonds
5.82% due 06/16/28	39,000	41,924

Telephone-Integrated - 0.3%

Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14	98,000	102,300
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	97,000	101,803
Telecom Italia Capital SA
Company Guar. Bonds
7.72% due 06/04/38	45,000	49,983
Telefonica Emisiones SAU
Company Guar. Notes
5.98% due 06/20/11	60,000	63,349
Telefonos de Mexico SAB de CV
Senior Notes
5.50% due 01/27/15	61,000	65,192

		382,627

Transport-Rail - 0.1%

Canadian National Railway Co.
Senior Notes
6.90% due 07/15/28	44,000	50,506

Total Foreign Corporate Bonds & Notes
(cost $2,933,062)		2,950,538

FOREIGN GOVERNMENT AGENCIES - 0.0%
Sovereign - 0.0%

Federal Republic of Brazil
Bonds
5.63% due 01/07/41
(cost $48,755)	50,000	46,625

U.S. GOVERNMENT AGENCIES - 14.8%
Federal Home Loan Mtg. Corp. - 5.1%

4.50% due 01/01/39	129,267	131,131
5.00% due 10/01/33	20,548	21,451
5.00% due 07/01/35	99,055	103,225
5.00% due 01/01/37	181,149	188,577
5.00% due 03/01/38	201,747	210,008
5.00% due 07/01/39	678,942	706,675
5.00% due 10/01/39	994,049	1,034,654
5.50% due 10/01/33	8,592	9,118
5.50% due 01/01/35	400,687	424,607
5.50% due 08/01/37	26,906	28,481
5.50% due 09/01/37	330,734	350,098
5.50% due 10/01/37	469,151	496,619
5.50% due 01/01/38	122,112	129,287
5.50% due 07/01/38	145,403	153,917
5.79% due 01/01/37(2)	280,590	292,598
5.93% due 10/01/36(2)	433,487	450,268
6.00% due 08/01/36	410,955	440,832
6.50% due 12/01/28	160,912	175,663
6.50% due 11/01/33	9,816	10,733
6.50% due 05/01/36	4,567	4,945
7.00% due 06/01/32	54,876	60,429
7.50% due 04/01/31	82,189	92,780
8.00% due 04/01/30	10,987	12,648
8.00% due 07/01/30	101	117
8.00% due 12/01/30	29,691	34,180
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	247,000	261,673
Series 3317, Class PD
5.00% due 09/15/31	315,000	334,810
Series 3349, Class HB
5.50% due 06/15/31	282,000	300,460

		6,459,984

Federal National Mtg. Assoc. - 5.2%

2.13% due 01/25/13	72,000	72,710
4.50% due 01/01/25	1,476,072	1,538,959
4.50% due 01/01/39	142,855	144,848
4.50% due 12/01/39	1,366,755	1,386,326
4.88% due 12/15/16	750,000	824,528
5.00% due 03/15/16	74,000	82,307
5.00% due 11/01/33	20,139	20,987
5.00% due 03/01/34	352,157	366,817
5.00% due 10/01/35	173,613	180,569
5.50% due 03/01/18	19,598	21,066
5.50% due 11/01/22	117,981	125,876
5.50% due 05/01/34	406,915	430,762
5.50% due 02/01/36(2)	180,661	187,160
6.00% due 05/01/17	68,155	73,574
6.00% due 12/01/33	180,410	193,808
6.00% due 10/01/36	129,339	137,611
6.50% due 02/01/17	50,755	55,282
6.50% due 08/01/31	65,463	71,071
6.50% due 07/01/32	97,903	106,290
6.50% due 07/01/36	153,017	163,783
7.00% due 09/01/31	56,894	63,197
7.50% due 06/01/15	18,886	20,713
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	295,000	312,960

		6,581,204

Government National Mtg. Assoc. - 4.5%

5.50% due 08/15/39	5,338,406	5,658,591
6.00% due 02/15/29	4,801	5,199
6.00% due 04/15/29	23,062	24,974
6.00% due 06/15/29	26,196	28,257
6.50% due 02/15/29	70,774	77,672

		5,794,693

Total U.S. Government Agencies
(cost $18,417,769)		18,835,881

U.S. GOVERNMENT TREASURIES - 4.6%
United States Treasury Bonds - 0.8%

3.50% due 02/15/39	28,000	23,363
4.38% due 02/15/38	219,000	214,620
4.38% due 11/15/39	83,000	80,899
4.50% due 05/15/38	235,000	234,964
4.50% due 08/15/39	275,000	273,754
5.25% due 11/15/28	125,000	138,906
8.13% due 08/15/19	33,000	45,166

		1,011,672

United States Treasury Notes - 3.8%

1.13% due 01/15/12	1,000,000	1,006,953
2.00% due 11/30/13	1,205,000	1,217,991
2.38% due 09/30/14	27,000	27,327
2.63% due 06/30/14	986,000	1,012,190
2.75% due 02/15/19	105,000	99,053
3.38% due 11/15/19	180,000	176,864
3.63% due 08/15/19	16,000	16,080
3.75% due 11/15/18	663,000	678,539
4.25% due 08/15/15	500,000	546,250

		4,781,247

Total U.S. Government Treasuries
(cost $5,933,759)		5,792,919

Total Long-Term Investment Securities
(cost $110,753,350)		116,575,382

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Time Deposits - 0.1%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/10	105,000	105,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.07% due 04/22/10(13)	200,000	199,980
0.09% due 03/18/10(13)	200,000	199,992

		399,972

Total Short-Term Investment Securities
(cost $504,972)		504,972

REPURCHASE AGREEMENT - 7.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $10,065,008 and collateralized by $10,375,000 of United States Treasury Bills, bearing interest at 0.13%, due 06/17/10 and having an approximate value of $10,370,850	10,065,000	10,065,000

(cost $10,065,000)
TOTAL INVESTMENTS
(cost $121,323,322)(14)	99.8%	127,145,354
Other assets less liabilities	0.2	219,016

NET ASSETS	100.0%	$127,364,370

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $3,131,859 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of February 28, 2010, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North American, Inc.
7.50% due 08/15/05	08/15/05	$20,000	$20,000	$12,600	$63.00	0.00%

(8)	Income may be received in cash or additional bonds at the discretion of the issuer.

(9)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $12,600 representing 0.0% of net assets.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Bond in default
(16)	Company has filed Chapter 11 bankruptcy protection.
(17)	Bond is in default and did not pay principal at maturity.

ADR - American Depository Receipt

REMIC - Real Estate Mortgage Investment Conduit

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
4	Long	U.S. Treasury 2 YR Note	June 2010	$867,125	$869,750	$2,625

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$65,365,538	$—	$—	$65,365,538
Exchange Traded Funds	6,042,506	—	—	6,042,506
Preferred Stock	435,518	—	—	435,518
Asset Backed Securities	—	2,683,086	—	2,683,086
Convertible Bonds & Notes	—	—	12,600	12,600
U.S. Corporate Bonds & Notes	—	14,181,262	228,909	14,410,171
Foreign Corporate Bonds & Notes	—	2,950,538	—	2,950,538
Foreign Government Agencies	—	46,625	—	46,625
U.S. Government Agencies	—	18,835,881	—	18,835,881
U.S. Government Treasuries	—	5,792,919	—	5,792,919
Short-Term Investment Securities:
Time Deposit	—	105,000	—	105,000
U.S. Government Treasuries	—	399,972	—	399,972
Repurchase Agreements	—	10,065,000	—	10,065,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	2,625	—	—	2,625

Total	$71,846,187	$55,060,283	$241,509	$127,147,979

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$4,000	$441,520
Accrued discounts/premiums	—	798
Realized gain(loss)	—	3,451
Change in unrealized appreciation(depreciation)	8,600	93,830
Net purchases(sales)	—	(312,490)
Transfers in and/or out of Level 3	—	1,800

Balance as of 2/28/2010	$12,600	$228,909

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 99.3%
Aerospace/Defense-Equipment - 1.1%

Goodrich Corp.	27,000	$1,772,010
United Technologies Corp.	44,400	3,048,060

		4,820,070

Agricultural Chemicals - 0.7%

Monsanto Co.	41,700	2,946,105

Apparel Manufacturers - 0.2%

Coach, Inc.	26,900	980,236

Applications Software - 2.6%

Intuit, Inc.†#	28,500	922,260
Microsoft Corp.	368,030	10,547,740
Salesforce.com, Inc.†#	4,400	298,980

		11,768,980

Athletic Footwear - 0.4%

NIKE, Inc., Class B#	24,500	1,656,200

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	8,400	261,240

Banks-Fiduciary - 1.1%

Northern Trust Corp.#	44,100	2,350,089
State Street Corp.	48,200	2,164,662
The Bank of New York Mellon Corp.	8,800	250,976

		4,765,727

Banks-Super Regional - 2.2%

PNC Financial Services Group, Inc.#	12,400	666,624
US Bancorp	135,500	3,334,655
Wells Fargo & Co.	214,700	5,869,898

		9,871,177

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	69,640	4,350,411
The Coca-Cola Co.	400	21,088

		4,371,499

Broadcast Services/Program - 0.8%

Discovery Communications, Inc., Class A†#	23,750	739,812
Discovery Communications, Inc., Class C†	105,150	2,790,681

		3,530,493

Casino Hotels - 0.3%

Wynn Macau, Ltd.†	424,400	533,087
Wynn Resorts, Ltd.#	11,000	699,270

		1,232,357

Chemicals-Specialty - 0.0%

Ecolab, Inc.	1,700	71,638

Coatings/Paint - 0.4%

The Sherwin-Williams Co.#	28,400	1,799,992

Commercial Services-Finance - 3.5%

Automatic Data Processing, Inc.	28,200	1,173,402
Mastercard, Inc., Class A	27,500	6,170,175
The Western Union Co.	71,300	1,125,114
Visa, Inc., Class A#	85,300	7,274,384

		15,743,075

Computer Aided Design - 0.2%

Autodesk, Inc.†#	39,400	1,098,472

Computer Services - 0.5%

Accenture PLC, Class A	58,800	2,350,236

Computers - 7.7%

Apple, Inc.†	134,700	27,562,314
Hewlett-Packard Co.	42,400	2,153,496
International Business Machines Corp.	36,100	4,590,476

		34,306,286

Computers-Memory Devices - 0.4%

EMC Corp.†	100,700	1,761,243

Cosmetics & Toiletries - 0.8%

The Procter & Gamble Co.	58,976	3,732,001

Cruise Lines - 0.5%

Carnival Corp.	57,500	2,067,700

Data Processing/Management - 0.6%

Fiserv, Inc.†	53,100	2,561,013

Distribution/Wholesale - 0.6%

Fastenal Co.#	57,900	2,569,023
WW Grainger, Inc.#	100	10,165

		2,579,188

Diversified Banking Institutions - 5.4%

Bank of America Corp.	84,000	1,399,440
Credit Suisse Group AG	8,400	372,986
JP Morgan Chase & Co.	191,700	8,045,649
Morgan Stanley	132,600	3,736,668
The Goldman Sachs Group, Inc.	68,200	10,663,070

		24,217,813

Diversified Manufacturing Operations - 4.2%

3M Co.	64,300	5,153,645
Danaher Corp.	183,140	13,546,866

		18,700,511

E-Commerce/Products - 3.7%

Amazon.com, Inc.†	138,900	16,445,760

E-Commerce/Services - 1.2%

eBay, Inc.†	13,240	304,785
Expedia, Inc.#	92,500	2,057,200
priceline.com, Inc.†#	13,200	2,993,232

		5,355,217

Electric Products-Misc. - 0.1%

Emerson Electric Co.	9,800	463,932

Electronic Components-Semiconductors - 3.2%

Altera Corp.#	104,200	2,545,606
Broadcom Corp., Class A	124,900	3,911,868
Intel Corp.	102,600	2,106,378
NVIDIA Corp.†	44,500	720,900
Xilinx, Inc.#	196,630	5,078,953

		14,363,705

Electronic Forms - 0.1%

Adobe Systems, Inc.†	13,220	458,073

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	900	95,310

Engineering/R&D Services - 0.4%

McDermott International, Inc.†	70,700	1,615,495

Finance-Credit Card - 1.1%

American Express Co.	126,600	4,834,854

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.†	34,300	599,907
The Charles Schwab Corp.	163,600	2,995,516

		3,595,423

Finance-Other Services - 1.1%

CME Group, Inc.	4,500	1,357,605
IntercontinentalExchange, Inc.†	32,900	3,529,841

		4,887,446

Food-Misc. - 0.2%

General Mills, Inc.	9,700	698,497

Hotel/Motels - 0.9%

Marriott International, Inc., Class A#	151,190	4,098,761

Industrial Automated/Robotic - 0.6%

Rockwell Automation, Inc.#	49,900	2,699,091

Industrial Gases - 1.2%

Praxair, Inc.	70,100	5,267,314

Insurance-Life/Health - 0.1%

Prudential Financial, Inc.	9,800	513,618

Internet Application Software - 1.2%

Tencent Holdings, Ltd.	278,800	5,448,743

Internet Content-Information/News - 0.4%

Baidu, Inc. ADR†	3,400	1,763,512

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†#	22,100	581,230

Internet Security - 0.9%

McAfee, Inc.†	97,100	3,853,899

Investment Management/Advisor Services - 3.1%

Ameriprise Financial, Inc.	65,840	2,635,575
BlackRock, Inc.#	4,200	918,960
Franklin Resources, Inc.	86,600	8,808,952
Invesco, Ltd.	80,100	1,569,960

		13,933,447

Medical Information Systems - 0.4%

Cerner Corp.†#	19,900	1,650,705

Medical Instruments - 1.2%

Intuitive Surgical, Inc.†	10,400	3,610,256
Medtronic, Inc.	7,100	308,140
St. Jude Medical, Inc.†	44,120	1,686,266

		5,604,662

Medical Products - 1.0%

Baxter International, Inc.	26,100	1,485,873
Covidien PLC	4,400	216,128
Stryker Corp.	52,400	2,782,440

		4,484,441

Medical-Biomedical/Gene - 3.6%

Amgen, Inc.†	1,800	101,898
Celgene Corp.†	107,900	6,422,208
Gilead Sciences, Inc.†	161,440	7,686,158
Life Technologies Corp.†#	4,400	223,344
Vertex Pharmaceuticals, Inc.†#	36,500	1,482,265

		15,915,873

Medical-Drugs - 1.6%

Allergan, Inc.	99,300	5,802,099
Shire PLC ADR	22,000	1,419,440

		7,221,539

Medical-Generic Drugs - 0.6%

Teva Pharmaceutical Industries, Ltd. ADR	44,700	2,682,447

Medical-HMO - 0.1%

WellPoint, Inc.†	5,760	356,371

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	4,400	149,468
McKesson Corp.	68,000	4,022,200

		4,171,668

Metal Processors & Fabrication - 0.9%

Precision Castparts Corp.	37,400	4,216,850

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	10,200	766,632

Multimedia - 2.4%

The McGraw-Hill Cos., Inc.	100,000	3,420,000
The Walt Disney Co.	131,400	4,104,936
Time Warner, Inc.	112,800	3,275,712

		10,800,648

Networking Products - 2.5%

Cisco Systems, Inc.†	179,840	4,375,507
Juniper Networks, Inc.†	249,070	6,968,979

		11,344,486

Oil Companies-Exploration & Production - 2.1%

EOG Resources, Inc.	64,900	6,103,845
Southwestern Energy Co.†	77,300	3,289,115

		9,392,960

Oil Companies-Integrated - 0.3%

Exxon Mobil Corp.	400	26,000
Petroleo Brasileiro SA ADR	14,100	541,440
Suncor Energy, Inc.	22,300	644,693

		1,212,133

Oil Field Machinery & Equipment - 1.0%

Cameron International Corp.†	70,900	2,916,117
FMC Technologies, Inc.†	31,100	1,746,887

		4,663,004

Oil-Field Services - 2.8%

Schlumberger, Ltd.	140,300	8,572,330
Smith International, Inc.	96,900	3,971,931

		12,544,261

Pharmacy Services - 4.9%

Express Scripts, Inc.†#	104,900	10,071,449
Medco Health Solutions, Inc.†	190,100	12,021,924

		22,093,373

Retail-Apparel/Shoe - 0.2%

The Gap, Inc.	44,400	954,600

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†#	49,500	1,945,350

Retail-Automobile - 0.1%

CarMax, Inc.†#	15,000	302,850

Retail-Bedding - 1.1%

Bed Bath & Beyond, Inc.†	118,400	4,926,624

Retail-Building Products - 1.0%

Home Depot, Inc.#	8,900	277,680
Lowe’s Cos., Inc.	171,100	4,056,781

		4,334,461

Retail-Discount - 0.3%

Costco Wholesale Corp.	4,200	256,074
Dollar Tree, Inc.†	16,300	908,562
Wal-Mart Stores, Inc.	4,460	241,152

		1,405,788

Retail-Drug Store - 0.1%

CVS Caremark Corp.	17,849	602,404

Retail-Regional Department Stores - 1.4%

Kohl’s Corp.†	112,800	6,070,896

Retail-Restaurants - 2.0%

McDonald’s Corp.	60,300	3,850,155
Starbucks Corp.†	223,200	5,113,512

		8,963,667

Schools - 0.1%

Apollo Group, Inc., Class A†	4,500	269,460

Semiconductor Components-Integrated Circuits - 1.5%

Marvell Technology Group, Ltd.†	347,600	6,715,632

Toys - 0.1%

Mattel, Inc.	31,200	686,088

Transport-Rail - 0.3%

Union Pacific Corp.	22,300	1,502,351

Transport-Services - 0.4%

Expeditors International of Washington, Inc.	48,200	1,757,854

Web Portals/ISP - 4.9%

Google, Inc., Class A†	41,200	21,704,160

Wireless Equipment - 3.2%

American Tower Corp., Class A†	191,200	8,156,592
QUALCOMM, Inc.	169,520	6,219,689

		14,376,281

Total Long-Term Investment Securities (cost $374,645,336)		443,807,098

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Collective Investment Pool - 7.3%

Securities Lending Quality Trust(1)(2)	32,608,896	32,506,610

Registered Investment Companies - 0.4%

T. Rowe Price Reserve Investment Fund	1,820,366	1,820,366

Total Short-Term Investment Securities (cost $34,429,262)		34,326,976

TOTAL INVESTMENTS (cost $409,074,598)(3)	107.0%	478,134,074
Liabilities in excess of other assets	(7.0)	(31,410,456)

NET ASSETS	100.0%	$446,723,618

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 28, 2010, the Fund had loaned securities with a total value of $32,135,673. This was secured by collateral of $32,608,896, which was received in cash and subsequently invested in short-term investments currently valued at $32,506,610 as reported in the Portfolio of Investments. The remaining collateral of $177,001 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liablities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	0.88% to 1.13%	01/31/11-01/15/12
United States Treasury Bonds	4.25% to 7.50%	11/15/24-05/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$34,306,286	$—	$—	$34,306,286
Diversified Banking Institutions	24,217,813	—	—	24,217,813
Other Industries*	385,282,999	—	—	385,282,999
Short-Term Investment Securities:
Collective Investment Pool	—	32,506,610	—	32,506,610
Registered Investment Companies	—	1,820,366	—	1,820,366

Total	$443,807,098	$34,326,976	$—	$478,134,074

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount/Shares	Market Value (Note 1)
COMMON STOCK - 97.8%
Aerospace/Defense - 1.7%

Raytheon Co.	6,300	$354,312

Aerospace/Defense-Equipment - 1.3%

Goodrich Corp.	4,200	275,646

Apparel Manufacturers - 1.1%

Hanesbrands, Inc.†	9,100	235,963

Applications Software - 1.5%

Microsoft Corp.	11,200	320,992

Banks-Fiduciary - 0.9%

State Street Corp.	4,100	184,131

Banks-Super Regional - 7.6%

Capital One Financial Corp.	14,500	547,375
Fifth Third Bancorp	14,300	174,603
PNC Financial Services Group, Inc.	9,800	526,848
Wells Fargo & Co.	12,000	328,080

		1,576,906

Beverages-Wine/Spirits - 0.8%

Diageo PLC ADR	2,600	169,728

Casino Services - 1.1%

International Game Technology	12,500	219,375

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.	6,800	229,296

Commercial Services - 0.9%

Alliance Data Systems Corp.†	3,300	182,952

Computer Services - 1.1%

Computer Sciences Corp.†	4,600	238,234

Computers - 3.2%

Hewlett-Packard Co.	6,700	340,293
International Business Machines Corp.	2,500	317,900

		658,193

Cruise Lines - 2.2%

Carnival Corp.	8,800	316,448
Royal Caribbean Cruises, Ltd.†	4,900	138,523

		454,971

Data Processing/Management - 0.4%

Dun & Bradstreet Corp.	1,200	84,192

Diversified Banking Institutions - 2.8%

Bank of America Corp.	15,351	255,748
JP Morgan Chase & Co.	7,700	323,169

		578,917

Diversified Manufacturing Operations - 6.7%

Eaton Corp.	3,700	252,044
General Electric Co.	9,700	155,782
Honeywell International, Inc.	7,700	309,232
Illinois Tool Works, Inc.	8,100	368,712
ITT Corp.	3,600	184,428
SPX Corp.	2,100	124,929

		1,395,127

Electric Products-Misc. - 1.2%

Emerson Electric Co.	5,200	246,168

Electric-Integrated - 4.9%

Dominion Resources, Inc.	6,800	258,332
Entergy Corp.	2,800	212,716
MDU Resources Group, Inc.	7,850	160,454
Pinnacle West Capital Corp.	4,600	167,486
Xcel Energy, Inc.	10,200	212,262

		1,011,250

Electronic Components-Semiconductors - 2.2%

Intel Corp.	13,800	283,314
Microchip Technology, Inc.	6,300	170,478

		453,792

Electronics-Military - 2.0%

L-3 Communications Holdings, Inc.	4,500	411,390

Finance-Consumer Loans - 1.8%

SLM Corp.†	34,200	382,356

Finance-Credit Card - 1.7%

American Express Co.	9,500	362,805

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	4,500	130,050

Gas-Distribution - 0.9%

CenterPoint Energy, Inc.	14,100	188,658

Insurance Brokers - 1.2%

Willis Group Holdings PLC	8,100	241,218

Insurance-Multi-line - 0.7%

The Allstate Corp.	4,200	131,250
XL Capital, Ltd., Class A	920	16,808

		148,058

Insurance-Property/Casualty - 1.7%

Chubb Corp.	3,100	156,426
Fidelity National Financial, Inc., Class A	14,100	200,925

		357,351

Insurance-Reinsurance - 1.0%

Axis Capital Holdings, Ltd.	6,800	213,860

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	3,200	128,096

Medical Instruments - 0.6%

Medtronic, Inc.	3,100	134,540

Medical Labs & Testing Services - 0.9%

Quest Diagnostics, Inc.	3,200	181,600

Medical Products - 1.9%

Baxter International, Inc.	3,300	187,869
Johnson & Johnson	3,300	207,900

		395,769

Medical-Drugs - 3.8%

Bristol-Myers Squibb Co.	15,900	389,709
Pfizer, Inc.	22,431	393,664

		783,373

Medical-HMO - 5.2%

CIGNA Corp.	5,700	195,282
Coventry Health Care, Inc.†	10,300	238,754
UnitedHealth Group, Inc.	7,500	253,950
WellPoint, Inc.†	6,500	402,155

		1,090,141

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	4,900	166,453

Oil Companies-Exploration & Production - 2.1%

Occidental Petroleum Corp.	5,500	439,175

Oil Companies-Integrated - 4.6%

BP PLC ADR	4,600	244,766
ConocoPhillips	6,400	307,200
Marathon Oil Corp.	7,600	220,020
Murphy Oil Corp.	3,600	186,840

		958,826

Pharmacy Services - 1.1%

Omnicare, Inc.	8,800	238,216

Pipelines - 2.4%

El Paso Corp.	13,100	137,157
Spectra Energy Corp.	16,550	360,790

		497,947

Real Estate Investment Trusts - 1.1%

Annaly Capital Management, Inc.	12,900	237,102

Retail-Apparel/Shoe - 0.9%

Limited Brands, Inc.	8,300	183,513

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	3,400	138,720

Retail-Building Products - 1.0%

Home Depot, Inc.	6,400	199,680

Retail-Computer Equipment - 0.5%

GameStop Corp., Class A†	5,900	101,480

Retail-Discount - 0.9%

Family Dollar Stores, Inc.	5,600	184,744

Savings & Loans/Thrifts - 0.9%

New York Community Bancorp, Inc.	12,600	195,174

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	11,400	139,536

Telephone-Integrated - 2.1%

AT&T, Inc.	9,250	229,493
Verizon Communications, Inc.	7,300	211,189

		440,682

Tobacco - 6.0%

Altria Group, Inc.	9,000	181,080
Imperial Tobacco Group PLC ADR	6,400	399,680
Lorillard, Inc.	1,900	138,776
Philip Morris International, Inc.	7,600	372,248
Reynolds American, Inc.	3,100	163,680

		1,255,464

Tools-Hand Held - 2.8%

The Stanley Works	10,200	583,950

Transport-Services - 0.7%

Ryder System, Inc.	4,000	141,160

Wireless Equipment - 1.2%

Nokia Oyj ADR	17,900	241,113

Total Long-Term Investment Securities
(cost $21,090,151)		20,362,345

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 2.2%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/10
(cost $454,000)	$454,000	454,000

TOTAL INVESTMENTS
(cost $21,544,151) (1)	100.0%	20,816,345
Other assets less liabilities	0.0	1,271

NET ASSETS	100.0%	$20,817,616

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,576,906	$—	$—	$1,576,906
Diversified Manufacturing Operations	1,395,127	—	—	1,395,127
Medical - HMO	1,090,141	—	—	1,090,141
Tobacco	1,255,464	—	—	1,255,464
Other Industries*	15,044,707	—	—	15,044,707
Short-Term Investment Securities:
Time Deposits	—	454,000	—	454,000

Total	$20,362,345	$454,000	$—	$20,816,345

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See	Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount/Shares	Market Value (Note 1)
ASSET BACKED SECURITIES - 5.1%
Diversified Financial Services - 5.1%

Banc of America Commercial Mtg., Inc.
Series 2006-6, Class AM
5.39% due 10/10/45(1)	$315,000	$262,810
Carrington Mtg. Loan Trust
Series 2006-NC3, Class A2
0.33% due 08/25/36(8)	1,473,794	1,206,183
Chase Funding Mtg. Loan Asset-Backed Certs.
Series 2003-6, Class 1A6
4.59% due 05/25/15	206,773	204,175
GS Mortage Securities Trust
Series 2007-GG10, Class A4
5.81% due 08/10/45(3)	1,500,000	1,336,487
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(1)	1,000,000	728,592
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2007-LD11, Class A4
5.82% due 05/15/17(1)(3)	1,000,000	916,094
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2001-C1, Class A3
5.86% due 10/12/35(1)	345,000	360,916
LB-UBS Commercial Mtg. Trust
Series 2007-C2, Class A3
5.43% due 02/15/40(1)	800,000	745,567
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.07% due 09/25/36(2)(3)	551,369	479,525

Total Asset Backed Securities
(cost $6,450,962)		6,240,349

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Senior Sec. Notes
7.50% due 08/15/09†(4)(5)(6)(7)(13)(14)
(cost $33,000)	33,000	20,790

U.S. CORPORATE BONDS & NOTES - 20.1%
Aerospace/Defense - 0.2%

Lockheed Martin Corp.
Senior Notes
5.50% due 11/18/39#	145,000	143,314
Meccanica Holdings USA
Company Guar. Notes
6.25% due 01/15/40*	155,000	153,331

		296,645

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp.
Senior Notes
5.70% due 04/15/40	295,000	300,091

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC
Company Guar. Notes
6.00% due 12/10/19*	29,000	28,842

Banks-Commercial - 0.5%

BB&T Corp.
Sub. Notes
0.55% due 05/23/17(8)	168,000	152,889
KeyBank NA
Sub. Notes
7.41% due 10/15/27	46,000	47,713
Wachovia Bank NA
Sub. Notes
5.00% due 08/15/15	420,000	430,718

		631,320

Banks-Fiduciary - 0.1%

State Street Capital Trust IV
Company Guar. Notes
1.25% due 06/15/37(8)	260,000	180,570

Banks-Money Center - 0.1%

Chase Capital III
Company Guar. Notes
0.81% due 03/01/27(8)	103,000	76,282

Banks-Super Regional - 1.3%

BAC Capital Trust XV
Bank Guar. Notes
1.06% due 06/01/56(8)	155,000	95,414
Bank of America NA
Senior Sub. Notes
5.30% due 03/15/17	296,000	291,213
National City Corp.
Senior Notes
4.90% due 01/15/15#	62,000	65,105
PNC Preferred Funding Trust II
Jr. Sub. Bonds
6.52% due 03/15/12*(8)(9)	130,000	97,723
SunTrust Banks, Inc.
Senior Notes
6.00% due 09/11/17#	135,000	137,093
USB Capital IX
Company Guar. Notes
6.19% due 04/15/11(8)(9)	367,000	302,775
USB Capital XIII Trust
Company Guar. Bonds
6.63% due 12/15/39	151,000	150,106
Wachovia Corp.
Sub. Notes
5.63% due 10/15/16	120,000	124,213
Wells Fargo & Co.
Jr. Sub. Notes
7.98% due 03/15/18(8)(9)	165,000	165,825
Wells Fargo Bank NA
Sub. Notes
5.75% due 05/16/16	109,000	114,166

		1,543,633

Cable/Satellite TV - 0.9%

Comcast Corp.
Company Guar. Notes
5.70% due 05/15/18	108,000	114,719

Comcast Corp.
Company Guar. Notes
6.40% due 03/01/40	310,000	315,417
COX Communications, Inc.
Senior Notes
6.95% due 06/01/38#*	69,000	74,109
COX Communications, Inc.
Notes
7.13% due 10/01/12	120,000	134,397
Time Warner Cable, Inc.
Company Guar. Notes
5.85% due 05/01/17#	393,000	422,582

		1,061,224

Chemicals-Diversified - 0.3%

Rohm & Haas Co.
Notes
6.00% due 09/15/17	216,000	229,110
Union Carbide Corp.
Senior Notes
7.75% due 10/01/96	180,000	151,803

		380,913

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.
Senior Notes
4.60% due 01/15/14#	130,000	140,560

Direct Marketing - 0.1%

Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12	170,000	119,000

Diversified Banking Institutions - 2.7%

Bank of America Corp.
Sub. Notes
5.42% due 03/15/17#	2,000	1,955
Bank of America Corp.
Senior Notes
6.25% due 04/15/12	108,000	115,939
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	44,000	45,861
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14#	120,000	119,338
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	44,000	46,057
Citigroup, Inc.
Sub. Notes
5.50% due 02/15/17#	140,000	136,556
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	145,000	153,179
Citigroup, Inc.
Global Sub. Notes
6.00% due 10/31/33	150,000	127,374
Citigroup, Inc.
Senior Notes
6.13% due 05/15/18#	108,000	108,363
Citigroup, Inc.
Senior Notes
6.38% due 08/12/14	364,000	386,313
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(8)	122,000	123,102
Morgan Stanley
Senior Notes
5.50% due 01/26/20	135,000	132,250
Morgan Stanley
Senior Notes
6.00% due 04/28/15	841,000	898,331
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12#	135,000	144,778
The Goldman Sachs Group, Inc.
Sub. Notes
5.63% due 01/15/17#	140,000	142,807
The Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18#	210,000	220,395
The Goldman Sachs Group, Inc.
Senior Notes
6.25% due 09/01/17	140,000	150,723
The Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	112,000	105,022
The Goldman Sachs Group, Inc.
Sub. Notes
6.75% due 10/01/37	145,000	140,587

		3,298,930

Diversified Financial Services - 0.5%

CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/17#	55,000	56,237
General Electric Capital Corp.
Senior Notes
2.80% due 01/08/13#	270,000	272,337
General Electric Capital Corp.
Senior Notes
6.15% due 08/07/37#	244,000	235,233

		563,807

Diversified Manufacturing Operations - 0.2%

Acuity Brands Lighting, Inc.
Company Guar. Notes
6.00% due 12/15/19#	91,000	90,042
General Electric Co.
Senior Notes
5.25% due 12/06/17#	195,000	204,634

		294,676

Electric-Generation - 0.3%

Allegheny Energy Supply Co., LLC
Senior Notes
6.75% due 10/15/39*	387,000	380,634

Electric-Integrated - 0.8%

Ameren Energy Generating Co.
Senior Notes
6.30% due 04/01/20#	189,000	191,902
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	174,000	199,713
Dominion Resources, Inc.
Senior Notes
5.25% due 08/01/33	305,000	328,089
Entergy Texas, Inc.
1st Mtg. Notes
7.13% due 02/01/19#	19,000	21,519
Southern California Edison Co.
1st Mtg. Bonds
Series 04-G
5.75% due 04/01/35#	75,000	77,220
Southern Energy, Inc.
Notes
7.90% due 7/15/09†(4)(5)	175,000	0
Trans-Allegheny Interstate Line Co.
Senior Notes
4.00% due 01/15/15*	138,000	139,417

		957,860

Electronic Components-Semiconductors - 0.2%

National Semiconductor Corp.
Senior Notes
6.15% due 06/15/12	124,000	132,574
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	130,000	135,399

		267,973

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.
Senior Notes
5.50% due 09/14/15	156,000	167,763

Finance-Commercial - 0.2%

Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	205,000	208,348

Finance-Consumer Loans - 0.1%

SLM Corp.
Senior Notes
5.13% due 08/27/12	136,000	132,799

Finance-Investment Banker/Broker - 0.9%

JPMorgan Chase Capital XXIII Ltd.
Guar. Bonds
1.25% due 05/15/77(8)	73,000	52,273
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
0.00% due 05/31/12†(6)(8)(9)(10)	78,000	195
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(6)(10)	89,000	20,025
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(6)(10)	87,000	218
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(6)(10)	112,000	280
Merrill Lynch & Co., Inc.
Sub. Notes
6.05% due 05/16/16	190,000	193,396
TD Ameritrade Holding Corp.
Company Guar. Notes
2.95% due 12/01/12#	420,000	423,730
The Bear Stearns Cos., Inc.
Senior Notes
6.40% due 10/02/17#	388,000	428,370

		1,118,487

Finance-Mortgage Loan/Banker - 0.2%

Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	255,000	260,280

Food-Misc. - 0.2%

Kraft Foods, Inc.
Senior Notes
6.50% due 02/09/40#	267,000	279,700

Food-Retail - 0.3%

Ahold Finance USA LLC
Company Guar. Notes
6.88% due 05/01/29#	290,000	313,102

Gas-Distribution - 0.2%

Sempra Energy
Senior Notes
6.50% due 06/01/16	186,000	208,261

Independent Power Producers - 0.0%

Calpine Corp.
Escrow Notes
8.75% due 07/15/13†(4)(5)	630,000	0

Insurance-Life/Health - 0.7%

Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/14#	139,000	141,361
Nationwide Financial Services, Inc.
Senior Notes
5.90% due 07/01/12#	187,000	197,111
Pacific LifeCorp
Senior Notes
6.00% due 02/10/20*	158,000	156,716
Principal Life Income Funding Trusts
Senior Sec. Notes
0.43% due 11/08/13(8)	213,000	203,375
Prudential Financial, Inc.
Senior Notes
6.00% due 12/01/17	89,000	94,139
Unum Group
Senior Notes
7.13% due 09/30/16#	93,000	99,264

		891,966

Insurance-Multi-line - 0.7%

Genworth Financial, Inc.
Senior Notes
4.95% due 10/01/15#	168,000	152,690
Genworth Financial, Inc.
Senior Notes
8.63% due 12/15/16	140,000	145,766
MetLife, Inc.
Senior Notes
6.75% due 06/01/16	125,000	138,872
Metropolitan Life Global Funding I
Notes
2.88% due 09/17/12*	280,000	284,748
Nationwide Mutual Insurance Co.
Notes
9.38% due 08/15/39*	69,000	76,867

		798,943

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc.
Notes
6.50% due 03/15/35*	160,000	136,021

Medical Instruments - 0.7%

Boston Scientific Corp.
Senior Notes
4.50% due 01/15/15	320,000	318,720
Boston Scientific Corp.
Senior Notes
6.25% due 11/15/15#	165,000	175,843
Boston Scientific Corp.
Senior Notes
7.38% due 01/15/40	313,000	320,377

		814,940

Medical Products - 0.1%

CareFusion Corp.
Senior Notes
4.13% due 08/01/12	140,000	145,427

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.
Senior Notes
5.85% due 06/01/17	250,000	277,359
Life Technologies Corp.
Senior Notes
3.38% due 03/01/13	310,000	312,029

		589,388

Medical-Generic Drugs - 0.2%

Watson Pharmaceuticals, Inc.
Senior Notes
6.13% due 08/15/19	277,000	294,230

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17#	133,000	144,305

Multimedia - 0.1%

Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	153,000	186,577

Non-Hazardous Waste Disposal - 0.6%

Allied Waste North America, Inc.
Company Guar. Notes
7.13% due 05/15/16	459,000	495,720
Waste Management, Inc.
Company Guar. Notes
6.13% due 11/30/39	146,000	147,886
Waste Management, Inc.
Company Guar. Notes
6.38% due 11/15/12#	87,000	96,341

		739,947

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.
Senior Notes
5.25% due 01/15/37	73,000	76,610

Oil Companies-Exploration & Production - 0.7%

Kerr-McGee Corp.
Company Guar. Notes
6.95% due 07/01/24	455,000	515,406
XTO Energy, Inc.
Senior Notes
6.38% due 06/15/38	180,000	203,007
XTO Energy, Inc.
Senior Notes
6.50% due 12/15/18#	140,000	162,211

		880,624

Oil Companies-Integrated - 0.1%

ConocoPhillips Holding Co.
Senior Notes
6.95% due 04/15/29	143,000	165,467

Oil Refining & Marketing - 0.1%

Valero Energy Corp.
Senior Notes
6.13% due 02/01/20#	135,000	135,883

Pipelines - 0.9%

Enbridge Energy Partners LP
Senior Notes
5.20% due 03/15/20	106,000	107,295
Plains All American Pipeline LP
Senior Notes
4.25% due 09/01/12	343,000	358,976
Williams Partners LP
Bonds
6.30% due 04/15/40*	145,000	144,987
Williams Partners LP
Senior Notes
7.50% due 06/15/11	415,000	442,574

		1,053,832

Publishing-Newspapers - 0.1%

Gannett Co, Inc.
Notes
5.75% due 06/01/11#	77,000	77,289

Real Estate Investment Trusts - 0.1%

Federal Realty Investors Trust
Bonds
5.90% due 04/01/20	73,000	73,358

Real Estate Management/Services - 0.1%

AMB Property LP
Company Guar. Notes
6.63% due 12/01/19	135,000	137,932

Retail-Drug Store - 0.1%

CVS Pass-Through Trust
Pass Through Certs.
7.51% due 01/10/32*	119,884	130,319

Savings & Loans/Thrifts - 0.1%

Amsouth Bank NA
Sub. Notes
4.85% due 04/01/13#	135,000	129,834

Special Purpose Entities - 0.5%

Capital One Capital VI
Company Guar. Notes
8.88% due 05/15/40	316,000	335,250
Teco Finance, Inc.
Company Guar. Notes
6.57% due 11/01/17#	96,000	102,089
Teco Finance, Inc.
Company Guar. Notes
7.00% due 05/01/12	148,000	160,725
The Goldman Sachs Capital III
Company Guar. Notes
1.03% due 09/01/12(8)(9)	116,000	77,430

		675,494

Telecom Services - 0.6%

Qwest Corp.
Senior Notes
7.50% due 10/01/14	250,000	266,250
Qwest Corp.
Senior Notes
8.88% due 03/15/12	478,000	518,033

		784,283

Telephone-Integrated - 0.8%

AT&T, Inc.
Senior Notes
5.63% due 06/15/16	125,000	137,322
CenturyTel, Inc.
Senior Notes
7.60% due 09/15/39#	488,000	497,850
Verizon Pennsylvania, Inc.
Senior Notes
8.35% due 12/15/30	163,000	184,358
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	100,000	105,656

		925,186

Television - 0.3%

CBS Corp.
Company Guar. Notes
7.88% due 07/30/30	290,000	311,388

Transport-Equipment & Leasing - 0.3%

GATX Corp.
Notes
4.75% due 10/01/12	199,000	206,841
GATX Corp.
Senior Notes
4.75% due 05/15/15#	135,000	135,315

		342,156

Transport-Rail - 0.1%

Norfolk Southern Corp.
Senior Notes
5.59% due 05/17/25	108,000	108,546

Wireless Equipment - 0.6%

Motorola, Inc.
Senior Notes
5.38% due 11/15/12	329,000	349,845
Motorola, Inc.
Senior Notes
6.00% due 11/15/17#	155,000	160,850
Motorola, Inc.
Debentures
6.50% due 09/01/25#	186,000	181,939

		692,634

Total U.S. Corporate Bonds & Notes
(cost $24,216,042)		24,654,279

FOREIGN CORPORATE BONDS & NOTES - 6.4%
Banks-Commercial - 1.8%

ANZ National International, Ltd.
Company Guar. Notes
2.38% due 12/21/12*	220,000	221,160
ANZ National International, Ltd.
Company Guar. Notes
6.20% due 07/19/13*	227,000	249,998
Barclays Bank PLC
Jr. Sub. Bonds
5.93% due 12/15/16*(8)(9)	230,000	188,600
Groupe BPCE
Notes
4.16% due 06/30/10(8)(9)	196,000	129,370
National Australia Bank, Ltd.
Senior Notes
2.50% due 01/08/13*	285,000	286,002
Nordea Bank AB
Bonds
8.38% due 03/25/15(8)(9)	120,000	126,300
Nordea Bank AB
Senior Notes
2.50% due 11/13/12*	215,000	216,866
Nordea Bank AB
Senior Notes
4.88% due 01/27/20#	143,000	142,297
Westpac Banking Corp.
Sub. Notes
0.84% due 09/30/10(8)(9)	580,000	353,800

Westpac Securities NZ, Ltd.
Company Guar. Notes
2.63% due 01/28/13*	295,000	296,272

		2,210,665

Banks-Money Center - 0.4%

Bank of Scotland PLC
Senior Sub. Notes
0.69% due 05/28/10(8)(9)	70,000	33,600
KBC IFIMA NV
Bank Guar. Notes
8.50% due 02/07/25(3)	145,000	116,000
Lloyds TSB Bank PLC
Bank Guar. Notes
4.38% due 01/12/15*	136,000	133,728
Lloyds TSB Bank PLC
Bank Guar. Notes
5.80% due 01/13/20#*	135,000	130,633

		413,961

Diversified Banking Institutions - 0.2%

Credit Agricole SA
Jr. Sub. Bonds
6.64% due 05/31/17*(8)(9)	240,000	199,200
Natixis
Sub. Notes
0.50% due 01/15/19(8)	100,000	87,681

		286,881

Diversified Minerals - 0.4%

BHP Billiton Finance USA, Ltd.
Company Guar. Notes
6.42% due 03/01/26	290,000	323,769
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
5.88% due 07/15/13	191,000	210,054

		533,823

Electric-Integrated - 1.0%

EDF SA
Senior Notes
5.60% due 01/27/40*	234,000	226,476
Electricite de France
Notes
5.50% due 01/26/14*	84,000	92,404
Enel Finance International SA
Company Guar. Notes
3.88% due 10/07/14*	390,000	397,925
Enel Finance International SA
Company Guar. Notes
5.13% due 10/07/19*	179,000	179,422
Enel Finance International SA
Company Guar. Notes
6.00% due 10/07/39*	145,000	140,508
TransAlta Corp.
Senior Notes
4.75% due 01/15/15	216,000	223,641

		1,260,376

Finance-Other Services - 0.1%

Iberdrola Finance Ireland, Ltd.
Company Guar. Notes
5.00% due 09/11/19*	154,000	152,699

Insurance-Multi-line - 0.3%

Aegon NV
Sub. Notes
3.92% due 07/15/14(8)(9)	154,000	90,136
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	156,000	161,293
XL Capital, Ltd.
Senior Notes
6.38% due 11/15/24	101,000	98,315

		349,744

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd.
Senior Notes
8.88% due 01/26/40	145,000	146,426

Metal-Diversified - 0.4%

Falconbridge, Ltd.
Senior Notes
7.35% due 06/05/12#	189,000	208,682
Inco, Ltd.
Senior Notes
7.75% due 05/15/12#	135,000	148,046
Noranda, Inc.
Notes
6.00% due 10/15/15	150,000	161,874

		518,602

Oil Companies-Exploration & Production - 0.2%

EnCana Corp.
Bonds
6.50% due 08/15/34	50,000	53,316
Nexen, Inc.
Senior Notes
5.88% due 03/10/35	155,000	147,880

		201,196

Special Purpose Entity - 0.4%

SMFG Preferred Capital, Ltd.
Sub. Notes
6.08% due 01/25/17*(8)(9)	453,000	420,837

SupraNational - 0.1%

Asian Development Bank
Bonds
5.82% due 06/16/28	125,000	134,371

Telephone-Integrated - 1.0%

Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14	328,000	342,391
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	329,000	345,291
Telecom Italia Capital SA
Company Guar. Bonds
7.72% due 06/04/38	150,000	166,610

Telefonica Emisiones SAU
Company Guar. Notes
5.98% due 06/20/11#	140,000	147,815
Telefonos de Mexico SAB de CV
Senior Notes
5.50% due 01/27/15	152,000	162,445

		1,164,552

Total Foreign Corporate Bonds & Notes
(cost $7,718,272)		7,794,133

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Federal Republic of Brazil
Bonds
5.63% due 01/07/41
(cost $146,265)	150,000	139,875

U.S. GOVERNMENT AGENCIES - 43.0%
Federal Home Loan Bank - 0.9%

3.63% due 08/15/11#	750,000	782,435
5.50% due 07/15/36#	250,000	269,578

		1,052,013

Federal Home Loan Mtg. Corp. - 21.5%

4.50% due 01/01/39	502,704	509,953
5.00% due 10/01/33	18,303	19,108
5.00% due 06/01/34	381,620	398,043
5.00% due 07/01/35	311,315	324,421
5.00% due 10/01/35	1,721,124	1,793,580
5.00% due 05/01/36	2,174,588	2,263,755
5.00% due 11/01/36	169,079	176,012
5.00% due 03/01/38	630,999	656,837
5.00% due 06/01/39	1,653,724	1,721,275
5.25% due 07/18/11#	4,000,000	4,257,436
5.50% due 11/01/18	302,516	325,928
5.50% due 10/01/33	21,156	22,452
5.50% due 02/01/35	892,746	946,042
5.50% due 07/01/36	1,412,536	1,495,539
5.50% due 07/01/37	273,341	289,345
5.50% due 09/01/37	71,021	75,179
5.50% due 10/01/37	79,787	84,459
5.50% due 01/01/38	915,836	969,652
5.50% due 07/01/38	322,723	341,618
5.79% due 01/01/37(8)	804,621	839,057
5.93% due 10/01/36(8)	1,384,454	1,438,048
6.00% due 10/01/33	511,777	554,262
6.00% due 07/01/36	796,492	854,398
6.00% due 11/01/37	450,449	482,634
6.50% due 02/01/33	62,273	68,212
6.50% due 02/01/35	41,061	44,797
6.50% due 01/01/36	148,352	160,644
6.50% due 03/01/36	259,517	281,020
6.75% due 09/15/29#	500,000	622,068
6.75% due 03/15/31#	250,000	310,655
7.00% due 11/01/16	34,011	36,866
7.00% due 07/01/32	23,922	26,343
7.50% due 04/01/31	90,246	101,875
8.00% due 01/01/29	11,785	13,598
8.00% due 12/01/29	5,491	6,322
8.00% due 12/01/30	33,578	38,654
8.00% due 01/01/31	263	302
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	1,145,000	1,213,017
Series 3317, Class PD
5.00% due 09/15/31	1,475,000	1,567,763
Series 3349, Class HB
5.50% due 06/15/31	887,000	945,065

		26,276,234

Federal National Mtg. Assoc. - 20.4%

4.38% due 07/17/13	2,000,000	2,173,104
2.13% due 01/25/13	243,000	245,397
4.50% due 11/01/22	1,674,500	1,762,063
4.50% due 01/01/39	529,946	537,339
5.00% due 03/15/16#	1,140,000	1,267,975
5.00% due 05/11/17	500,000	551,963
5.00% due 10/01/33	45,804	47,732
5.00% due 03/01/34	473,991	493,723
5.00% due 10/01/35	1,049,554	1,091,606
5.00% due 01/01/37	329,383	342,150
5.00% due 05/01/39	2,769,025	2,876,354
5.00% due 07/01/39	5,593,038	5,809,268
5.50% due 11/01/22	238,230	254,173
5.50% due 04/01/33	685,677	726,289
5.50% due 12/01/33	527,589	558,508
5.50% due 05/01/34	375,354	397,352
5.50% due 10/01/34	395,393	418,133
5.50% due 12/01/35	702,645	741,848
5.50% due 02/01/36(8)	280,756	290,857
6.00% due 03/01/16	2,130	2,297
6.00% due 12/01/16	40,495	43,658
6.00% due 11/01/17	112,058	120,969
6.00% due 12/01/20	321,994	347,146
6.00% due 12/01/33	409,454	439,861
6.00% due 10/01/36	129,672	137,965
6.50% due 03/01/17	65,742	71,605
6.50% due 08/01/31	38,050	41,310
6.50% due 07/01/32	261,253	283,634
6.50% due 07/01/36	247,530	264,946
6.50% due 10/01/37	890,051	951,281
7.00% due 09/01/31	173,416	192,626
7.50% due 08/01/15	611	670
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	1,437,000	1,524,487

		25,008,289

Government National Mtg. Assoc. - 0.2%

6.00% due 03/15/29	39,490	42,764
6.00% due 04/15/29	15,805	17,116
6.50% due 07/15/32	75,116	81,920
6.50% due 09/15/32	131,746	143,680

		285,480

Total U.S. Government Agencies
(cost $50,798,819)		52,622,016

U.S. GOVERNMENT TREASURIES - 19.8%
United States Treasury Bonds - 3.4%

3.50% due 02/15/39#	238,000	198,581
4.25% due 05/15/39#	267,000	254,985
4.38% due 02/15/38#	983,000	963,340
4.38% due 11/15/39#	276,000	269,014
4.50% due 05/15/38#	120,000	119,981
4.50% due 08/15/39#	972,000	967,596
4.75% due 02/15/37#	587,000	612,681
5.00% due 05/15/37#	159,000	172,391
5.25% due 11/15/28#	369,000	410,051
8.13% due 08/15/19#	92,000	125,918

		4,094,538

United States Treasury Notes - 16.4%

1.50% due 10/31/10#	2,000,000	2,016,640
1.50% due 12/31/13#	475,000	470,658
2.00% due 11/30/13#	870,000	879,379
2.38% due 09/30/14	76,000	76,920
2.63% due 06/30/14#	445,000	456,820
2.75% due 02/15/19#	360,000	339,609
3.13% due 05/15/19#	11,000	10,654
3.38% due 07/31/13#	393,000	417,225
3.38% due 11/15/19#	623,000	612,146
3.63% due 08/15/19#	52,000	52,260
3.75% due 11/15/18#	1,355,000	1,386,758
3.88% due 09/15/10	1,000,000	1,019,766
3.88% due 05/15/18#	5,459,000	5,672,671
4.00% due 08/15/18#	1,403,000	1,466,573
4.25% due 08/15/15#	813,000	888,203
4.50% due 05/15/10	685,000	691,154
4.50% due 02/28/11#	2,250,000	2,342,813
United States Treasury Notes TIPS
0.88% due 04/15/10#	730,721	734,089
2.00% due 01/15/14#	542,319	578,798

		20,113,136

Total U.S. Government Treasuries
(cost $24,381,960)		24,207,674

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.†#
(cost $0)	217	2,730

Total Long-Term Investment Securities
(cost $113,745,320)		115,681,846

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Collective Investment Pool - 6.3%

Securities Lending Quality Trust(12)(15)
(cost $7,671,476)	7,671,476	7,647,412

REPURCHASE AGREEMENT - 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/2010, to be repurchased 03/01/10 in the amount of $6,036,005 and collateralized by $6,220,000 of United States Treasury Bills, bearing interest at 0.13%, due 06/17/10 and having an approximate value of $6,217,512 (cost $6,036,000)	6,036,000	6,036,000

TOTAL INVESTMENTS
(cost $127,452,796) (11)	105.7%	129,365,258
Liabilities in excess of other assets	(5.7)	(6,922,620)

NET ASSETS	100.0%	$122,442,638

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $5,336,444 representing 4.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of February 28, 2010, maturity date reflects next reset date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $20,790 representing 0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/27/09	1,000	1,000

		$33,000	$33,000	$20,790	$63.00	0.02%

(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Bond in default
(11)	See Note 5 for cost of investments on a tax basis.
(12)	The security is purchased with the cash collateral received from securities loaned.

(13)	Bond in default and did not pay principal maturity.
(14)	Income may be received in cash or additional bonds at the discretion of the issuer.
(15)	At February 28, 2010 , the Fund had loaned securities with a total value of $7,551,392. This was secured by collateral of $7,671,476, which was received in cash and subsequently invested in short-term investments currently valued at $7,647,412 as reported in the portfolio of investments. The remaining collateral of $1,877 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	zero coupon to 8.25%	06/15/13 to 10/15/39
Federal National Mtg. Assoc.	zero coupon to 6.75%	05/25/14 to 02/25/50
United States Treasury Notes	3.75%	11/15/18

REMIC-Real Estate Mortgage Conduit

TIPS - Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$6,240,349	$—	$6,240,349
Convertible Bonds & Notes	—	—	20,790	20,790
U.S. Corporate Bonds & Notes	—	24,654,279	0	24,654,279
Foreign Corporate Bonds & Notes	—	7,794,133	—	7,794,133
Foreign Government Agencies	—	139,875	—	139,875
U.S. Government Agencies	—	52,622,016	—	52,622,016
U.S. Government Treasuries	—	24,207,674	—	24,207,674
Common Stock	2,730	—	—	2,730
Short-Term Investment Securities:
Collective Investment Pool	—	7,647,412	—	7,647,412
Repurchase Agreement	—	6,036,000	—	6,036,000

Total	$2,730	$129,341,738	$20,790	$129,365,258

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$6,600	$820,000
Accrued discounts/premiums	—	—
Realized gain(loss)	—	26
Change in unrealized appreciation(depreciation)	14,190	179,974
Net purchases(sales)	—	(1,000,000)
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2010	$20,790	$0

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1 )
COMMON STOCK - 99.8%
Aerospace/Defense - 2.8%

General Dynamics Corp.	3,000	$217,650
Northrop Grumman Corp.	44,710	2,738,935
Raytheon Co.	61,020	3,431,765

		6,388,350

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	34,000	2,334,100

Apparel Manufacturers - 0.7%

Coach, Inc.#	46,000	1,676,240

Applications Software - 2.1%

Microsoft Corp.	164,000	4,700,240

Auto-Heavy Duty Trucks - 0.6%

Oshkosh Corp.†	38,000	1,448,560

Banks-Fiduciary - 0.4%

The Bank of New York Mellon Corp.	33,811	964,290

Banks-Super Regional - 0.7%

US Bancorp	17,470	429,937
Wells Fargo & Co.	41,890	1,145,272

		1,575,209

Beverages-Non-alcoholic - 0.1%

The Coca-Cola Co.	5,000	263,600

Cable/Satellite TV - 0.3%

Comcast Corp., Special Class A	44,960	696,430

Cellular Telecom - 0.7%

NII Holdings, Inc.†#	43,000	1,609,060

Chemicals-Diversified - 1.3%

Celanese Corp., Class A	52,000	1,621,880
E.I. du Pont de Nemours & Co.	38,550	1,299,906

		2,921,786

Chemicals-Specialty - 0.7%

Albemarle Corp.	42,000	1,574,580

Coal - 2.0%

Peabody Energy Corp.	63,370	2,913,119
Walter Energy, Inc.#	20,000	1,571,400

		4,484,519

Coatings/Paint - 0.7%

Valspar Corp.	57,000	1,559,520

Computer Services - 0.8%

Cognizant Technology Solutions Corp., Class A†	36,000	1,732,680

Computers - 5.2%

Apple, Inc.†	11,000	2,250,820
Dell, Inc.†	131,000	1,733,130
Hewlett-Packard Co.	42,390	2,152,988
International Business Machines Corp.	45,250	5,753,990

		11,890,928

Computers-Memory Devices - 0.7%

Western Digital Corp.†	39,000	1,506,570

Consumer Products-Misc. - 1.5%

Kimberly-Clark Corp.	30,550	1,855,607
The Scotts Miracle-Gro Co., Class A	38,000	1,483,900

		3,339,507

Containers-Metal/Glass - 0.4%

Crown Holdings, Inc.†	36,000	983,520

Containers-Paper/Plastic - 0.5%

Temple-Inland, Inc.	56,000	1,042,720

Cosmetics & Toiletries - 1.2%

The Estee Lauder Cos., Inc., Class A#	28,000	1,683,640
The Procter & Gamble Co.	17,000	1,075,760

		2,759,400

Data Processing/Management - 0.7%

Fiserv, Inc.†	33,000	1,591,590

Distribution/Wholesale - 0.4%

WESCO International, Inc.†#	35,000	1,011,150

Diversified Banking Institutions - 4.5%

Bank of America Corp.	164,540	2,741,236
Citigroup, Inc.†	211,590	719,406
JP Morgan Chase & Co.	80,030	3,358,859
Morgan Stanley	36,560	1,030,261
The Goldman Sachs Group, Inc.	16,000	2,501,600

		10,351,362

Diversified Manufacturing Operations - 3.8%

General Electric Co.	310,540	4,987,272
Honeywell International, Inc.	25,520	1,024,883
ITT Corp.	32,000	1,639,360
Tyco International, Ltd.	29,610	1,067,737

		8,719,252

Electric-Integrated - 1.4%

Dominion Resources, Inc.#	25,370	963,806
Pinnacle West Capital Corp.	36,000	1,310,760
The Southern Co.	29,070	923,554

		3,198,120

Electronic Components-Misc. - 0.6%

Garmin, Ltd.#	42,000	1,341,900

Electronic Components-Semiconductors - 2.9%

Intel Corp.	63,660	1,306,940
LSI Corp.†	452,290	2,437,843
Micron Technology, Inc.†	93,730	849,194
Texas Instruments, Inc.	79,000	1,926,020

		6,519,997

Engineering/R&D Services - 1.2%

Fluor Corp.	21,830	934,324
The Shaw Group, Inc.†	44,000	1,526,800
URS Corp.†	4,000	186,000

		2,647,124

Enterprise Software/Service - 2.6%

BMC Software, Inc.†	41,000	1,510,440
CA, Inc.	72,000	1,620,000
Oracle Corp.	115,000	2,834,750

		5,965,190

Food-Misc. - 2.8%

General Mills, Inc.	28,080	2,022,041
Kraft Foods, Inc., Class A	74,146	2,107,971
Unilever NV	77,240	2,324,151

		6,454,163

Food-Retail - 0.9%

Safeway, Inc.	47,000	1,171,240
The Kroger Co.	34,860	770,406

		1,941,646

Gas-Distribution - 1.6%

CenterPoint Energy, Inc.#	43,000	575,340
Energen Corp.	33,000	1,500,180
NiSource, Inc.#	103,000	1,547,060

		3,622,580

Hospital Beds/Equipment - 0.3%

Kinetic Concepts, Inc.†#	19,000	796,480

Independent Power Producers - 0.3%

NRG Energy, Inc.†#	28,000	611,520

Insurance-Life/Health - 0.2%

Prudential Financial, Inc.	10,560	553,450

Insurance-Multi-line - 0.8%
ACE, Ltd.	18,440	921,816
MetLife, Inc.	27,790	1,011,278

		1,933,094

Insurance-Property/Casualty - 2.9%

Chubb Corp.#	34,000	1,715,640
The Travelers Cos., Inc.	93,520	4,918,217

		6,633,857

Internet Security - 0.7%

VeriSign, Inc.†#	66,000	1,644,720

Machine Tools & Related Products - 0.5%

Lincoln Electric Holdings, Inc.#	26,000	1,240,200

Machinery-Construction & Mining - 1.4%

Bucyrus International, Inc.	25,000	1,564,000
Joy Global, Inc.	32,000	1,625,600

		3,189,600

Machinery-Farming - 0.2%

Deere & Co.	8,290	475,017

Medical Labs & Testing Services - 0.0%

Quest Diagnostics, Inc.	1,000	56,750

Medical Products - 2.3%

Baxter International, Inc.	2,670	152,003
Covidien PLC	22,900	1,124,848
Johnson & Johnson	62,000	3,906,000

		5,182,851

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.†	41,000	2,321,010

Medical-Drugs - 3.0%

Bristol-Myers Squibb Co.	110,920	2,718,650
Eli Lilly & Co.	20,980	720,453
Merck & Co., Inc.	35,834	1,321,558
Pfizer, Inc.	118,962	2,087,783

		6,848,444

Medical-Generic Drugs - 0.2%

Mylan, Inc.†#	19,000	405,460

Medical-HMO - 3.6%

Aetna, Inc.	55,000	1,649,450
Health Net, Inc.†	61,000	1,408,490
UnitedHealth Group, Inc.	94,750	3,208,235
WellPoint, Inc.†	33,000	2,041,710

		8,307,885

Medical-Hospitals - 1.2%

Health Management Associates, Inc., Class A†	180,000	1,312,200
Tenet Healthcare Corp.†#	262,000	1,380,740

		2,692,940

Metal-Aluminum - 0.4%

Alcoa, Inc.	74,500	990,850

Metal-Copper - 0.9%

Freeport-McMoRan Copper & Gold, Inc.	26,000	1,954,160

Multimedia - 1.9%

The Walt Disney Co.	40,670	1,270,531
Time Warner, Inc.	41,366	1,201,269
Viacom, Inc., Class B†	60,910	1,805,981

		4,277,781

Networking Products - 0.2%

Cisco Systems, Inc.†	19,000	462,270

Office Automation & Equipment - 0.8%

Xerox Corp.	196,600	1,842,142

Office Supplies & Forms - 0.4%

Avery Dennison Corp.#	27,000	853,200

Oil & Gas Drilling - 1.2%

Diamond Offshore Drilling, Inc.#	16,000	1,397,120
Noble Corp.†	30,490	1,288,507

		2,685,627

Oil Companies-Exploration & Production - 1.4%

Anadarko Petroleum Corp.	19,590	1,373,847
XTO Energy, Inc.	41,000	1,873,700

		3,247,547

Oil Companies-Integrated - 6.8%

Chevron Corp.	70,080	5,066,784
ConocoPhillips	52,000	2,496,000
Exxon Mobil Corp.	84,150	5,469,750
Hess Corp.	12,900	758,520
Marathon Oil Corp.	58,000	1,679,100

		15,470,154

Oil Field Machinery & Equipment - 0.8%

National Oilwell Varco, Inc.	42,000	1,825,740

Oil Refining & Marketing - 0.4%

Tesoro Corp.#	85,000	1,013,200

Oil-Field Services - 1.1%

Halliburton Co.	85,360	2,573,604

Paper & Related Products - 0.6%

International Paper Co.	64,000	1,482,880

Pharmacy Services - 0.9%

Medco Health Solutions, Inc.†	31,000	1,960,440

Pipelines - 0.7%

The Williams Cos., Inc.	69,000	1,486,260

Retail-Apparel/Shoe - 2.3%

Limited Brands, Inc.#	14,330	316,836
Nordstrom, Inc.#	44,000	1,625,360
Ross Stores, Inc.#	34,000	1,662,940
The Gap, Inc.	80,000	1,720,000

		5,325,136

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	9,000	328,500

Retail-Discount - 1.8%

Dollar Tree, Inc.†	31,000	1,727,940
Target Corp.	41,000	2,112,320
Wal-Mart Stores, Inc.	4,000	216,280

		4,056,540

Retail-Jewelry - 0.2%

Signet Jewelers, Ltd.†	16,000	460,960

Retail-Major Department Stores - 0.8%

TJX Cos., Inc.	45,000	1,873,350

Retail-Regional Department Stores - 1.5%

Kohl’s Corp.†	33,000	1,776,060
Macy’s, Inc.#	88,000	1,685,200

		3,461,260

Retail-Restaurants - 0.6%

Brinker International, Inc.#	71,000	1,285,810

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	34,430	1,006,733

Maxim Integrated Products, Inc.	41,890	775,803

		1,782,536

Steel Pipe & Tube - 0.7%

Valmont Industries, Inc.#	21,000	1,495,200

Steel-Producers - 1.1%

Nucor Corp.	11,350	469,890
Reliance Steel & Aluminum Co.#	34,000	1,507,560
United States Steel Corp.#	10,760	569,634

		2,547,084

Telecom Services - 0.0%

Fairpoint Communications, Inc†#	957	25

Telephone-Integrated - 4.2%

AT&T, Inc.	169,930	4,215,963
Qwest Communications International, Inc.	388,630	1,772,153
Telephone and Data Systems, Inc.	8,000	249,680
Verizon Communications, Inc.	115,970	3,355,012

		9,592,808

Transport-Marine - 0.6%

Tidewater, Inc.#	30,000	1,337,100

Web Portals/ISP - 0.2%

Google, Inc., Class A†	1,000	526,800

Total Long-Term Investment Securities
(cost $211,965,492)		227,908,125

SHORT-TERM INVESTMENT SECURITIES - 13.9%
Collective Investment Pool - 13.9%

Securities Lending Quality Trust(1)
(cost $31,928,531)	31,928,531	31,828,379

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $107,000 and collateralized by $110,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $114,587 (cost $107,000)	$107,000	107,000

TOTAL INVESTMENTS
(cost $244,001,023)(2)	113.8%	259,843,504
Liabilities in excess of other assets	(13.8)	(31,478,924)

NET ASSETS	100.0%	$228,364,580

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$11,890,928	$—	$—	$11,890,928
Oil Companies - Integrated	15,470,154	—	—	15,470,154
Other Industries*	200,547,043	—	—	200,547,043
Short-Term Investment Securities:
Collective Investment Pool	—	31,828,379	—	31,828,379
Repurchase Agreement	—	107,000	—	107,000

Total	$227,908,125	$31,935,379	$—	$259,843,504

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.5%
Aerospace/Defense - 2.1%

Cubic Corp.	412	$14,210
General Dynamics Corp.	4,013	291,143
Lockheed Martin Corp.	8,321	647,041
Northrop Grumman Corp.	22,602	1,384,598
Raytheon Co.	2,666	149,936

		2,486,928

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	1,379	146,505

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	2,761	81,063

Alternative Waste Technology - 0.0%

Darling International, Inc.†	1,244	10,027

Apparel Manufacturers - 0.5%

Jones Apparel Group, Inc.	13,177	222,164
VF Corp.	4,200	324,996

		547,160

Appliances - 0.0%

Whirlpool Corp.	266	22,387

Applications Software - 1.6%

Microsoft Corp.	68,104	1,951,861

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	12,725	149,392

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp.†	2,071	81,100

Auto/Truck Parts & Equipment-Original - 0.2%

TRW Automotive Holdings Corp.†	3,979	106,916
WABCO Holdings, Inc.†	3,733	99,820

		206,736

Banks-Commercial - 0.7%

BB&T Corp.	665	18,972
Canadian Imperial Bank of Commerce	3,052	202,866
CapitalSource, Inc.	12,295	67,623
Cathay General Bancorp	1,522	14,809
First Horizon National Corp.†	3,941	50,445
Marshall & Ilsley Corp.	3,210	22,727
Regions Financial Corp.	4,431	29,909
Royal Bank of Canada	2,645	142,962
Synovus Financial Corp.	8,092	23,062
TCF Financial Corp.	429	6,195
Toronto-Dominion Bank	3,411	217,929
Zions Bancorporation	1,177	21,822

		819,321

Banks-Fiduciary - 0.7%

The Bank of New York Mellon Corp.	29,907	852,948
Wilmington Trust Corp.	1,361	19,625

		872,573

Banks-Super Regional - 3.0%

Fifth Third Bancorp	6,434	78,559
Huntington Bancshares, Inc.	7,705	37,061
PNC Financial Services Group, Inc.	8,813	473,787
SunTrust Banks, Inc.	1,191	28,358
US Bancorp	50,939	1,253,609
Wells Fargo & Co.	63,068	1,724,279

		3,595,653

Beverages-Non-alcoholic - 0.9%

Coca-Cola Enterprises, Inc.	4,649	118,782
The Coca-Cola Co.	18,591	980,117

		1,098,899

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	4,533	56,028
KB Home	970	15,792
NVR, Inc.†	421	298,194
Ryland Group, Inc.	3,328	75,512

		445,526

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	59,733	982,011
Time Warner Cable, Inc.	6,600	308,154

		1,290,165

Chemicals-Diversified - 1.5%

E.I. du Pont de Nemours & Co.	35,121	1,184,280
Huntsman Corp.	6,123	84,069
PPG Industries, Inc.	9,200	566,168

		1,834,517

Chemicals-Specialty - 0.6%

Ashland, Inc.	8,614	405,547
Cabot Corp.	1,975	57,394
Cytec Industries, Inc.	325	13,868
Minerals Technologies, Inc.	1,010	49,318
OM Group, Inc.†	4,929	169,656

		695,783

Coatings/Paint - 0.1%

Valspar Corp.	2,807	76,800

Commercial Services - 0.1%

Convergys Corp.†	11,965	147,648

Commercial Services-Finance - 0.4%

Automatic Data Processing, Inc.	2,847	118,463
H&R Block, Inc.	17,900	309,312
The Western Union Co.	1,910	30,140
Wright Express Corp.†	640	18,125

		476,040

Computer Services - 0.7%

Accenture PLC, Class A	13,722	548,468
Computer Sciences Corp.†	6,020	311,776

		860,244

Computers - 3.9%

Apple, Inc.†	3,907	799,450
Hewlett-Packard Co.	33,028	1,677,492
International Business Machines Corp.	17,416	2,214,619

		4,691,561

Computers-Integrated Systems - 0.0%

Diebold, Inc.	822	23,805

Computers-Memory Devices - 0.6%

EMC Corp.†	8,546	149,469
Western Digital Corp.†	14,036	542,211

		691,680

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	758	25,552
Synaptics, Inc.†	837	22,348

		47,900

Consumer Products-Misc. - 0.8%

American Greetings Corp., Class A	3,642	69,453
Blyth, Inc.	339	9,777
Clorox Co.	5,200	318,812
Kimberly-Clark Corp.	9,290	564,274

		962,316

Containers-Paper/Plastic - 0.1%

Graphic Packaging Holding Co.†	19,556	68,055
Rock-Tenn Co., Class A	1,073	44,894
Temple-Inland, Inc.	1,083	20,166

		133,115

Cosmetics & Toiletries - 1.1%

The Estee Lauder Cos., Inc., Class A	4,086	245,691
The Procter & Gamble Co.	16,837	1,065,446

		1,311,137

Data Processing/Management - 0.3%

Acxiom Corp.†	1,871	31,545
Broadridge Financial Solutions, Inc.	2,632	55,377
Fair Isaac Corp.	3,257	74,781
Fiserv, Inc.†	4,700	226,681

		388,384

Direct Marketing - 0.0%

Harte-Hanks, Inc.	2,821	33,542

Distribution/Wholesale - 0.2%

Ingram Micro, Inc., Class A†	1,309	23,169
Tech Data Corp.†	3,298	141,287
WESCO International, Inc.†	2,309	66,707

		231,163

Diversified Banking Institutions - 7.5%

Bank of America Corp. (2)	179,326	2,987,571
Citigroup, Inc.†	129,829	441,419
JP Morgan Chase & Co.	81,934	3,438,770
Morgan Stanley	30,171	850,219
The Goldman Sachs Group, Inc.	7,721	1,207,178

		8,925,157

Diversified Manufacturing Operations - 4.8%

3M Co.	2,041	163,586
Acuity Brands, Inc.	1,388	54,104
Carlisle Cos., Inc.	7,783	266,957
Dover Corp.	8,800	398,288
Eaton Corp.	4,573	311,513
General Electric Co.	180,039	2,891,426
Honeywell International, Inc.	15,459	620,834
Ingersoll-Rand PLC	14,400	459,504
Parker Hannifin Corp.	3,821	230,445
Trinity Industries, Inc.	1,834	30,866
Tyco International, Ltd.	8,100	292,086

		5,719,609

E-Commerce/Services - 0.1%

NetFlix, Inc.†	1,484	98,018

Electric Products-Misc. - 0.3%

Emerson Electric Co.	6,367	301,414

Electric-Integrated - 3.5%

Constellation Energy Group, Inc.	16,211	568,520
DTE Energy Co.	7,025	305,026
Duke Energy Corp.	1,005	16,432
Edison International	6,592	215,097
Entergy Corp.	797	60,548
Exelon Corp.	20,975	908,218
FPL Group, Inc.	11,136	516,376
Integrys Energy Group, Inc.	6,203	273,428
PG&E Corp.	11,008	461,455
PPL Corp.	20,600	586,688
Public Service Enterprise Group, Inc.	9,642	286,560

		4,198,348

Electronic Components-Misc. - 0.4%

Celestica, Inc.†	39,049	399,862
Garmin, Ltd.	1,323	42,270

		442,132

Electronic Components-Semiconductors - 2.1%

Amkor Technology, Inc.†	29,560	177,951
Broadcom Corp., Class A	4,523	141,660
Intel Corp.	64,929	1,332,992
LSI Corp.†	42,122	227,038
Micron Technology, Inc.†	1,716	15,547
NVIDIA Corp.†	4,794	77,663
Texas Instruments, Inc.	12,323	300,435
Xilinx, Inc.	9,768	252,307

		2,525,593

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	11,799	67,254
Mentor Graphics Corp.†	9,236	76,844
Synopsys, Inc.†	4,542	99,470

		243,568

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc.†	6,764	190,813
Avnet, Inc.†	3,956	109,225

		300,038

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.†	19,254	443,227
The Shaw Group, Inc.†	11,730	407,031

		850,258

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	2,776	48,608
Cummins, Inc.	1,008	57,234

		105,842

Enterprise Software/Service - 0.9%

Novell, Inc.†	11,417	53,546
Oracle Corp.	38,021	937,218
Sybase, Inc.†	1,823	80,923
SYNNEX Corp.†	646	18,501

		1,090,188

Entertainment Software - 0.2%

Activision Blizzard, Inc.	17,600	187,088
Electronic Arts, Inc.†	828	13,728

		200,816

Finance-Auto Loans - 0.0%

AmeriCredit Corp.†	1,101	24,497

Finance-Consumer Loans - 0.0%

Ocwen Financial Corp.†	1,814	19,609

Finance-Credit Card - 0.1%

American Express Co.	3,979	151,958
Discover Financial Services	1,224	16,708

		168,666

Finance-Investment Banker/Broker - 0.2%

E*Trade Financial Corp.†	11,728	18,882
Investment Technology Group, Inc.†	727	12,373
TD Ameritrade Holding Corp.†	9,520	166,505

		197,760

Finance-Other Services - 0.1%

CME Group, Inc.	521	157,180

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	2,051	15,711

Food-Canned - 0.0%

Del Monte Foods Co.	2,717	31,843

Food-Meat Products - 0.0%

Smithfield Foods, Inc.†	3,241	55,778

Food-Misc. - 1.1%

ConAgra Foods, Inc.	836	20,448
Dole Food Co., Inc.†	5,744	67,377
General Mills, Inc.	4,877	351,193
Kraft Foods, Inc., Class A	17,809	506,310
Sara Lee Corp.	2,014	27,310
Unilever NV	9,900	297,891

		1,270,529

Food-Retail - 0.6%

SUPERVALU, Inc.	20,621	314,883
The Kroger Co.	19,200	424,320

		739,203

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.†	1,593	30,920
Sysco Corp.	12,300	355,470

		386,390

Footwear & Related Apparel - 0.0%

The Timberland Co., Class A†	2,277	42,102

Gas-Distribution - 0.1%

NiSource, Inc.	2,563	38,496
UGI Corp.	1,571	39,354

		77,850

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.	23,100	317,625

Hospital Beds/Equipment - 0.1%

Hill-Rom Holdings, Inc.	6,074	159,382

Hotel/Motels - 0.2%

Wyndham Worldwide Corp.	11,260	258,867

Human Resources - 0.0%

Manpower, Inc.	769	39,619

Identification Systems - 0.1%

Brady Corp., Class A	3,868	108,381

Independent Power Producers - 0.2%

NRG Energy, Inc.†	10,141	221,479

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	468	25,314

Insurance-Life/Health - 1.1%

Conseco, Inc.†	6,102	30,388
Delphi Financial Group, Inc., Class A	867	18,493
Principal Financial Group, Inc.	22,080	512,477
Protective Life Corp.	1,159	21,279
Prudential Financial, Inc.	7,036	368,757
Torchmark Corp.	7,200	334,800

		1,286,194

Insurance-Multi-line - 1.6%

ACE, Ltd.	7,835	391,672
American Financial Group, Inc.	7,625	197,259
Genworth Financial, Inc., Class A†	2,205	35,148
Hartford Financial Services Group, Inc.	1,379	33,606
Horace Mann Educators Corp.	1,876	25,213
Loews Corp.	8,965	326,864
MetLife, Inc.	6,107	222,234
Old Republic International Corp.	1,652	18,651
The Allstate Corp.	16,722	522,562
XL Capital, Ltd., Class A	10,300	188,181

		1,961,390

Insurance-Property/Casualty - 1.2%

Chubb Corp.	10,400	524,784
The Travelers Cos., Inc.	16,439	864,527
WR Berkley Corp.	240	6,178

		1,395,489

Insurance-Reinsurance - 0.5%

Aspen Insurance Holdings, Ltd.	9,779	276,354
Axis Capital Holdings, Ltd.	3,667	115,327
Berkshire Hathaway, Inc., Class B†	2,020	161,863
Endurance Specialty Holdings, Ltd.	1,874	72,074
Reinsurance Group of America, Inc.	249	11,835
Transatlantic Holdings, Inc.	334	16,600

		654,053

Internet Security - 0.2%

Symantec Corp.†	15,499	256,508

Investment Companies - 0.0%

American Capital, Ltd.†	1,807	7,770
Apollo Investment Corp.	616	7,183

		14,953

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	9,200	368,276
BlackRock, Inc.	411	89,927
Federated Investors, Inc., Class B	538	13,455
Janus Capital Group, Inc.	3,131	39,137
Legg Mason, Inc.	763	19,724
The Blackstone Group LP	1,693	23,668

		554,187

Machine Tools & Related Products - 0.0%

Lincoln Electric Holdings, Inc.	652	31,100

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	4,400	251,020

Machinery-General Industrial - 0.0%

Chart Industries, Inc.†	612	12,460
The Manitowoc Co., Inc.	2,077	24,218

		36,678

Medical Instruments - 0.3%

Boston Scientific Corp.†	12,304	95,233
Medtronic, Inc.	5,800	251,720

		346,953

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	3,000	170,250

Medical Products - 2.9%

Baxter International, Inc.	4,335	246,791
Becton, Dickinson and Co.	7,072	550,697
Johnson & Johnson	42,719	2,691,297

		3,488,785

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.†	21,328	1,207,378
Cubist Pharmaceuticals, Inc.†	3,803	80,015
Gilead Sciences, Inc.†	3,300	157,113
Talecris Biotherapeutics Holdings Corp.†	2,786	59,676

		1,504,182

Medical-Drugs - 6.1%

Abbott Laboratories	10,000	542,800
Bristol-Myers Squibb Co.	25,340	621,083
Cephalon, Inc.†	357	24,515
Eli Lilly & Co.	33,155	1,138,543
Endo Pharmaceuticals Holdings, Inc.†	3,179	72,322
Forest Laboratories, Inc.†	2,529	75,567
King Pharmaceuticals, Inc.†	5,990	67,388
Merck & Co., Inc.	34,720	1,280,474
Pfizer, Inc.	198,939	3,491,379

		7,314,071

Medical-HMO - 1.5%

Aetna, Inc.	9,200	275,908
Centene Corp.†	2,644	47,248
Coventry Health Care, Inc.†	18,798	435,738
Humana, Inc.†	3,698	175,026
WellPoint, Inc.†	14,288	883,999

		1,817,919

Metal Processors & Fabrication - 0.4%

Commercial Metals Co.	4,709	77,228
Mueller Industries, Inc.	5,621	125,798
Timken Co.	5,136	134,717
Worthington Industries, Inc.	7,442	117,881

		455,624

Multimedia - 1.7%

The Walt Disney Co.	8,023	250,638
Time Warner, Inc.	44,148	1,282,058
Viacom, Inc., Class B†	16,100	477,365

		2,010,061

Networking Products - 0.8%

Anixter International, Inc.†	1,643	68,579
Cisco Systems, Inc.†	38,689	941,303

		1,009,882

Non-Hazardous Waste Disposal - 0.2%

Waste Management, Inc.	8,200	270,764

Office Automation & Equipment - 0.5%

Pitney Bowes, Inc.	9,000	206,100
Xerox Corp.	37,967	355,751

		561,851

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	6,200	195,920

Oil & Gas Drilling - 0.4%

Diamond Offshore Drilling, Inc.	1,600	139,712
Ensco International PLC ADR	1,151	50,840
Transocean, Ltd.†	3,100	247,442

		437,994

Oil Companies-Exploration & Production - 2.3%

Apache Corp.	7,000	725,480
Devon Energy Corp.	5,600	385,616
Occidental Petroleum Corp.	20,322	1,622,712

		2,733,808

Oil Companies-Integrated - 10.4%

Chevron Corp.	46,974	3,396,220
ConocoPhillips	50,137	2,406,576
Exxon Mobil Corp.	77,080	5,010,200
Hess Corp.	2,293	134,829
Murphy Oil Corp.	7,899	409,958
Royal Dutch Shell PLC ADR	19,800	1,083,852

		12,441,635

Oil Field Machinery & Equipment - 0.6%

Complete Production Services, Inc.†	5,224	72,927
National Oilwell Varco, Inc.	14,234	618,752

		691,679

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	9,200	161,184

Oil-Field Services - 0.3%

Baker Hughes, Inc.	5,900	282,728
Willbros Group, Inc.†	1,424	21,502

		304,230

Paper & Related Products - 0.3%

Domtar Corp.†	948	49,552
International Paper Co.	15,430	357,513

		407,065

Pipelines - 0.1%

The Williams Cos., Inc.	3,269	70,414

Printing-Commercial - 0.5%

R.R. Donnelley & Sons Co.	32,318	642,805

Publishing-Books - 0.1%

Scholastic Corp.	2,427	71,354

Publishing-Newspapers - 0.2%

Gannett Co., Inc.	14,945	226,417

Real Estate Investment Trusts - 0.6%

Annaly Capital Management, Inc.	1,890	34,738

CBL & Associates Properties, Inc.	1,881	22,365
Duke Realty Corp.	1,542	17,116
Equity Residential	190	6,855
HRPT Properties Trust	6,396	44,900
Public Storage	1,568	128,874
Redwood Trust, Inc.	427	6,085
Simon Property Group, Inc.	6,106	478,039
Vornado Realty Trust	89	5,849

		744,821

Rental Auto/Equipment - 0.2%

Rent-A-Center, Inc.†	12,876	286,362

Retail-Apparel/Shoe - 1.0%

AnnTaylor Stores Corp.†	6,001	103,277
Ross Stores, Inc.	5,652	276,439
The Gap, Inc.	38,529	828,374

		1,208,090

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.	7,295	146,411

Retail-Building Products - 0.6%

Home Depot, Inc.	24,864	775,757

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	5,200	189,800

Retail-Discount - 1.3%

Big Lots, Inc.†	2,099	70,317
Dollar Tree, Inc.†	929	51,782
Family Dollar Stores, Inc.	4,761	157,065
Wal-Mart Stores, Inc.	23,644	1,278,431

		1,557,595

Retail-Drug Store - 0.5%

Walgreen Co.	15,600	549,744

Retail-Office Supplies - 0.3%

OfficeMax, Inc.†	1,192	19,036
Staples, Inc.	11,100	285,936

		304,972

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	493	18,897

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	6,493	171,545

Retail-Regional Department Stores - 0.5%

Dillard’s, Inc., Class A	4,321	72,895
Kohl’s Corp.†	6,000	322,920
Macy’s, Inc.	12,645	242,152

		637,967

Retail-Restaurants - 0.7%

Darden Restaurants, Inc.	3,600	145,980
McDonald’s Corp.	7,706	492,028
Panera Bread Co., Class A†	760	55,321
Starbucks Corp.†	6,500	148,915

		842,244

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	1,279	16,614

Schools - 0.0%

Apollo Group, Inc., Class A†	248	14,850

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	1,004	29,357
Integrated Device Technology, Inc.†	11,791	64,497
Maxim Integrated Products, Inc.	3,455	63,986

		157,840

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	15,900	194,616

Steel-Producers - 0.5%

Nucor Corp.	8,900	368,460
Reliance Steel & Aluminum Co.	3,885	172,261

		540,721

Telecommunication Equipment - 0.2%

ADC Telecommunications, Inc.†	8,715	55,253
Arris Group, Inc.†	7,447	76,853
CommScope, Inc.†	2,643	67,370

		199,476

Telephone-Integrated - 5.0%

AT&T, Inc.	130,709	3,242,890
CenturyTel, Inc.	6,800	233,036
Qwest Communications International, Inc.	37,619	171,542
Sprint Nextel Corp.†	34,033	113,330
Verizon Communications, Inc.	75,076	2,171,949

		5,932,747

Television - 0.3%

CBS Corp., Class B	28,800	374,112

Tobacco - 1.1%

Altria Group, Inc.	21,585	434,290
Lorillard, Inc.	3,632	265,281
Philip Morris International, Inc.	2,958	144,883
Reynolds American, Inc.	8,482	447,850

		1,292,304

Transactional Software - 0.0%

ACI Worldwide, Inc†	1,687	30,771

Transport-Rail - 0.8%

CSX Corp.	4,900	232,554
Norfolk Southern Corp.	4,393	225,932
Union Pacific Corp.	6,929	466,807

		925,293

Transport-Services - 0.3%

FedEx Corp.	1,166	98,830
United Parcel Service, Inc., Class B	2,183	128,230
UTI Worldwide, Inc.	5,666	84,593

		311,653

Web Portals/ISP - 0.7%

AOL, Inc.†	5,134	127,220
EarthLink, Inc.	9,704	80,931
Google, Inc., Class A†	1,026	540,497
Yahoo!, Inc.†	6,244	95,596

		844,244

Wire & Cable Products - 0.0%

General Cable Corp.†	595	14,536

Wireless Equipment - 0.1%

Motorola, Inc.†	2,795	18,894
QUALCOMM, Inc.	1,049	38,488
RF Micro Devices, Inc.†	17,745	74,706

		132,088

Total Common Stock (cost $118,763,974)		117,922,186

EXCHANGE TRADED FUNDS - 0.1%
Sector Fund - Financial Services - 0.1%

Financial Select Sector SPDR Fund (cost $101,451)	7,097	104,184

Total Long-Term Investment Securities (cost $118,865,425)		118,026,370

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Time Deposits - 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $834,000)	$834,000	834,000

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $400,000 and collateralized by $395,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $411,472 (cost $400,000)	400,000	400,000

TOTAL INVESTMENTS (cost $120,099,425) (1)	99.6%	119,260,370
Other assets less liabilities	0.4	422,158

NET ASSETS	100.0%	$119,682,528

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Illiquid security. At February 28, 2010 the aggregate value of these securities was $2,987,571 representing 2.5% of net assets.
ADR-	American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value at February 28, 2010	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-mini Index	March 2010	$651,169	$662,040	$10,871
6	Long	S&P 500 E-mini Index	March 2010	319,909	331,020	11,111

						$21,982

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,925,157	$—	$—	$8,925,157
Medical - Drugs	7,314,071	—	—	$7,314,071
Oil Companies - Integrated	12,441,635	—	—	$12,441,635
Telephone - Integrated	5,932,747	—	—	$5,932,747
Other Industries*	83,308,576	—	—	$83,308,576
Exchange Traded Funds	104,184	—	—	$104,184
Short-Term Investment Securities:
Time Deposits	—	834,000	—	$834,000
Repurchase Agreement	—	400,000	—	$400,000
Other Financial Instruments:+
Open Future Contracts - Appreciation	21,982	—	—	$21,982

Total	$118,048,352	$1,234,000	$—	$119,282,352

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.5%
Australia - 0.7%

Brambles, Ltd.	823,710	$5,123,171

Austria - 1.0%

Telekom Austria AG#	601,270	7,884,268

Bermuda - 1.7%

Invesco, Ltd.	155,154	3,041,018
PartnerRe, Ltd.#	61,210	4,872,928
Yue Yuen Industrial Holdings, Ltd.	1,727,172	5,128,903

		13,042,849

Brazil - 1.8%

Empressa Brasileira de Aeronautica SA ADR#	262,872	5,772,669
Vale SA, Class A ADR	348,074	8,562,620

		14,335,289

Canada - 1.6%

Biovail Corp.	372,030	5,505,139
Talisman Energy, Inc.	386,340	7,060,747

		12,565,886

Cayman Islands - 0.2%

Kingboard Chemical Holdings, Ltd.	362,000	1,618,289

China - 1.2%

China Telecom Corp., Ltd.	12,119,823	5,308,761
Shanghai Electric Group Co., Ltd.	9,900,968	4,464,406

		9,773,167

France - 10.7%

AXA SA	610,122	12,282,975
Cap Gemini SA#	130,830	6,027,526
Compagnie Generale des Etablissements Michelin, Class B	39,520	2,756,810
France Telecom SA	733,735	17,209,333
GDF Suez	144,860	5,319,796
Sanofi-Aventis SA	208,830	15,275,465
Total SA	245,280	13,686,728
Vinci SA#	55,454	2,903,319
Vivendi SA	360,720	9,086,728

		84,548,680

Germany - 8.0%

Bayerische Motoren Werke AG	120,480	4,886,278
Celesio AG	85,240	2,483,255
Deutsche Post AG	288,380	4,690,475
E.ON AG	210,330	7,490,685
Merck KGaA	109,610	8,626,678
Muenchener Rueckversicherungs AG	57,780	8,941,544
SAP AG	274,420	12,241,234
Siemens AG	147,695	12,667,851
Symrise AG	45,551	970,684

		62,998,684

Hong Kong - 2.0%

Cheung Kong Holdings, Ltd.	564,488	6,901,427
China Mobile, Ltd.	328,500	3,241,769
Hutchison Whampoa, Ltd.	802,341	5,747,140

		15,890,336

India - 0.5%

Reliance Industries, Ltd. GDR*	94,320	3,999,168

Israel - 0.5%

Check Point Software Technologies†#	123,840	4,037,184

Italy - 1.2%

Autogrill SpA†#	789,282	9,801,501

Japan - 6.0%

Mitsubishi UFJ Financial Group, Inc.	533,400	2,695,668
Nintendo Co., Ltd.#	50,996	13,873,300
Sompo Japan Insurance, Inc.	453,000	3,135,742
Sumitomo Mitsui Financial Group, Inc.#	100,100	3,217,802
Takeda Pharmaceutical Co., Ltd.	171,254	7,758,426
Toyota Motor Corp.	240,900	9,029,174
USS Co., Ltd.	124,250	8,055,377

		47,765,489

Netherlands - 5.4%

ING Groep NV CVA†#	2,866,694	25,626,047
Koninklijke Philips Electronics NV#	111,750	3,266,970
Randstad Holding NV†	145,460	6,089,528
Reed Elsevier NV	654,324	7,498,323

		42,480,868

Norway - 5.2%

Aker Solutions ASA#	855,650	11,330,572
Statoil ASA#	682,230	15,297,413
Telenor ASA†#	1,158,018	14,638,859

		41,266,844

Russia - 1.0%

OAO Gazprom ADR (OTC US)	241,500	5,370,960
OAO Gazprom ADR (London)	126,800	2,820,032

		8,190,992

Singapore - 4.3%

Flextronics International, Ltd.†	1,876,590	13,061,067
Singapore Telecommunications, Ltd.#	5,864,999	12,725,508
United Overseas Bank, Ltd.	620,387	8,226,516

		34,013,091

South Korea - 3.6%

KB Financial Group, Inc.	244,717	10,285,330
Samsung Electronics Co., Ltd.	28,005	17,963,376

		28,248,706

Spain - 2.6%

Iberdrola SA	971,262	7,821,378
Telefonica SA	545,136	12,800,697
Telefonica SA ADR	279	19,580

		20,641,655

Sweden - 1.6%

Niscayah Group AB#	1,261,925	2,531,000
Telefonaktiebolaget LM Ericsson, Class B	996,680	9,967,080

		12,498,080

Switzerland - 8.1%

ACE, Ltd.	119,190	5,958,308
Adecco SA	233,970	11,630,438
Lonza Group AG#	30,970	2,438,969
Nestle SA	209,550	10,426,295
Novartis AG	193,840	10,781,420
Roche Holding AG	48,850	8,157,961
Swiss Reinsurance Co., Ltd.	267,910	12,040,675
UBS AG†	212,579	2,930,691

		64,364,757

Taiwan - 5.0%

Chunghwa Telecom Co., Ltd. ADR#	153,386	2,865,250
Compal Electronics, Inc.	7,021,004	10,069,879

Lite-On Technology Corp.	7,222,525	9,300,500
Taiwan Semiconductor Manufacturing Co., Ltd.	9,391,862	17,218,536

		39,454,165

Turkey - 0.7%

Turkcell Iletisim Hizmet AS ADR	396,570	5,873,202

United Kingdom - 20.9%

Aviva PLC	1,990,748	11,847,522
BAE Systems PLC	1,325,780	7,566,656
BP PLC	1,336,212	11,790,753
BP PLC ADR	180	9,578
British Sky Broadcasting Group PLC	1,201,240	9,964,176
G4S PLC	938,920	3,875,516
GlaxoSmithKline PLC	643,471	11,911,333
Hays PLC	3,490,340	5,550,917
HSBC Holdings PLC	810,775	8,967,236
Kingfisher PLC	3,773,205	12,369,768
Marks & Spencer Group PLC	678,710	3,416,193
Old Mutual PLC†	2,538,533	4,389,434
Pearson PLC	762,307	10,600,771
Premier Foods PLC†	20,777,609	10,993,544
Rexam PLC	869,240	3,699,238
Royal Dutch Shell PLC, Class A	167,235	4,564,497
Royal Dutch Shell PLC, Class B	268,205	7,019,778
SIG PLC†	4,032,874	7,047,125
The Sage Group PLC	1,319,850	4,765,615
Vodafone Group PLC	11,660,297	25,149,263

		165,498,913

Total Long-Term Investment Securities
(cost $812,648,890)		755,915,234

SHORT-TERM INVESTMENT SECURITIES - 9.2%
Collective Investment Pool - 5.1%

Securities Lending Quality Trust(1)(2)	40,482,628	40,355,645

U.S. Government Agencies - 4.1%

Federal Home Loan Bank Disc. Notes
0.06% due 03/01/10	$32,250,000	32,250,000

Total Short-Term Investment Securities
(cost $72,732,628)		72,605,645

TOTAL INVESTMENTS
(cost $885,381,518)(3)	104.7%	828,520,879
Liabilities in excess of other assets	(4.7)	(37,257,384)

NET ASSETS	100.0%	$791,263,495

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $3,999,168 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 1).
(2)	At February 28, 2010, the Fund had loaned securities with a total value of $42,284,224. This was secured by collateral of $40,482,628, which was received in cash and subsequently invested in short-term investments currently valued at $40,355,645 as reported in the Portfolio of Investments. The remaining collateral of $3,268,708 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	06/17/10-02/10/11
United States Treasury Bonds	4.38% to 4.50%	05/15/38-11/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

Industry Allocation*
Medical-Drugs	8.6%
Oil Companies-Integrated	6.6
Insurance-Multi-line	5.5
Collective Investment Pool	5.1
Telephone-Integrated	4.8
Telecom Services	4.5
Cellular Telecom	4.3
U.S. Government Agencies	4.1
Insurance-Reinsurance	3.3
Human Resources	2.9
Electric-Integrated	2.6
Banks-Commercial	2.6
Multimedia	2.5
Electronic Components-Semiconductors	2.3
Semiconductor Components-Integrated Circuits	2.2
Auto-Cars/Light Trucks	2.1
Electronic Components-Misc.	2.1
Insurance-Life/Health	2.0
Oil Companies-Exploration & Production	1.9
Building-Heavy Construction	1.8
Toys	1.8
Aerospace/Defense	1.7
Diversified Manufacturing Operations	1.6
Retail-Building Products	1.6
Enterprise Software/Service	1.5
Food-Wholesale/Distribution	1.4
Food-Misc.	1.3
Diversified Financial Services	1.3
Computers	1.3
Wireless Equipment	1.3
Cable/Satellite TV	1.3
Retail-Restaurants	1.2
Computers-Periphery Equipment	1.2
Applications Software	1.1
Diversified Minerals	1.1
Retail-Automobile	1.0
Publishing-Books	0.9
Building Products-Air & Heating	0.9
Real Estate Operations & Development	0.9
Computer Services	0.8
Diversified Operations	0.7
Diversified Banking Institutions	0.7
Athletic Footwear	0.6
Diversified Operations/Commercial Services	0.6
Transport-Services	0.6
Machinery-General Industrial	0.6
Oil Refining & Marketing	0.5
Security Services	0.5
Containers-Metal/Glass	0.5
Retail-Major Department Stores	0.4
Insurance-Property/Casualty	0.4
Investment Companies	0.4
Rubber-Tires	0.3
Medical-Wholesale Drug Distribution	0.3
Chemicals-Specialty	0.3
Chemicals-Other	0.2
Chemicals-Diversified	0.1

104.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$84,548,680	$—	$—	$84,548,680
Germany	62,998,684	—	—	62,998,684
Japan	47,765,489	—	—	47,765,489
Netherlands	42,480,868	—	—	42,480,868
Norway	41,266,844	—	—	41,266,844
Switzerland	64,364,757	—	—	64,364,757
Taiwan	39,454,165	—	—	39,454,165
United Kingdom	165,498,913	—	—	165,498,913
Other Countries*	207,536,834	—	—	207,536,834
Short-Term Investment Securities:
Collective Investment Pool	—	40,355,645	—	40,355,645
U.S. Government Agencies	—	32,250,000	—	32,250,000

Total	$755,915,234	$72,605,645	$—	$828,520,879

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.2%
Australia - 1.0%

Australia and New Zealand Banking Group, Ltd.	31,500	$653,249
BHP Billiton, Ltd. ADR	19,300	1,415,269
CSL, Ltd.	11,800	363,680

		2,432,198

Belgium - 0.6%

Anheuser-Busch InBev NV	28,800	1,441,563

Bermuda - 1.1%

Arch Capital Group, Ltd.†	10,100	747,198
Bunge, Ltd.	16,200	965,358
Invesco, Ltd.	51,100	1,001,560

		2,714,116

Brazil - 0.4%

Banco Santander Brasil SA ADR	39,300	470,028
BM&FBOVESPA SA	65,700	430,450

		900,478

Canada - 3.3%

Enbridge, Inc.	40,600	1,799,642
Pan American Silver Corp.#	66,700	1,434,050
Potash Corp. of Saskatchewan, Inc.	10,500	1,159,830
Suncor Energy, Inc.	26,700	771,666
Toronto-Dominion Bank	14,200	907,440
TransCanada Corp.	53,800	1,778,335

		7,850,963

Cayman Islands - 0.4%

AirMedia Group, Inc. ADR†	41,500	272,240
Focus Media Holding, Ltd. ADR†#	33,400	515,362
Noah Education Holdings, Ltd. ADR†#	16,500	73,590

		861,192

China - 0.9%

China Coal Energy Co.	629,600	1,000,917
China Construction Bank Corp.	770,500	581,685
Industrial & Commercial Bank of China	848,100	599,843

		2,182,445

Finland - 0.4%

Fortum Oyj	40,900	1,041,988

France - 3.1%

AXA SA	46,600	938,151
BNP Paribas	7,320	529,561
Compagnie de St. Gobain#	31,200	1,466,530
Renault SA†	19,400	797,764
Societe Generale	10,000	550,107
Total SA	36,800	2,053,456
Unibail-Rodamco SE	5,400	1,066,172

		7,401,741

Germany - 2.1%

Bayerische Motoren Werke AG	20,700	839,525
Deutsche Boerse AG	9,700	674,665
Deutsche Lufthansa AG	68,100	1,016,303
K+S AG	19,700	1,196,909
RWE AG	15,900	1,348,377

		5,075,779

Hong Kong - 1.2%

Cheung Kong Holdings, Ltd.	112,000	1,369,311
China Mobile, Ltd.	93,400	921,709
Wing Hang Bank, Ltd.	62,500	528,204

		2,819,224

India - 0.8%

Sterlite Industries India, Ltd. ADR	117,800	1,989,642

Ireland - 0.8%

Accenture PLC, Class A	29,600	1,183,112
Covidien PLC	13,200	648,384

		1,831,496

Israel - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR	20,100	1,206,201

Italy - 1.0%

ENI SpA	58,000	1,308,628
Intesa Sanpaolo SpA†	292,100	1,027,158

		2,335,786

Japan - 9.2%

Amada Co., Ltd.	215,400	1,614,682
Canon, Inc.	37,000	1,538,804
Eisai Co., Ltd.#	16,000	624,008
Fujitsu, Ltd.	159,900	1,038,464
Honda Motor Co., Ltd.	71,100	2,464,832
ITOCHU Corp.	294,300	2,371,758
Japan Tobacco, Inc.	550	1,996,454
Marubeni Corp.	420,100	2,510,812
Mitsubishi Heavy Industries, Ltd.#	349,800	1,299,274
Mitsubishi UFJ Financial Group, Inc.	195,200	986,491
Mitsui & Co., Ltd.	158,000	2,452,383
Nomura Holdings, Inc.#	160,600	1,185,813
NTN Corp.	93,700	389,164
Sumitomo Mitsui Financial Group, Inc.#	14,600	469,330
Tokio Marine Holdings, Inc.	40,600	1,144,724

		22,086,993

Jersey - 0.5%
WPP PLC	130,300	1,200,035

Luxembourg - 0.7%

ArcelorMittal#	42,600	1,622,436

Malaysia - 0.3%

Bumiputra-Commerce Holdings Bhd	206,500	789,496

Mexico - 0.3%

Fomento Economico Mexicano SAB de CV ADR	18,300	783,240

Netherlands - 0.8%

Aegon NV†	208,700	1,315,736
Corio NV	10,300	637,296

		1,953,032

New Zealand - 0.4%

Telecom Corp. of New Zealand, Ltd.#	578,800	941,663

Russia - 0.4%

Vimpel-Communications ADR	50,300	933,065

Singapore - 1.5%

CapitaLand, Ltd.	222,400	598,045
DBS Group Holdings, Ltd.	66,600	663,300
Singapore Telecommunications, Ltd.	557,100	1,208,761
Wilmar International, Ltd.#	259,100	1,198,086

		3,668,192

South Africa - 0.4%

Naspers, Ltd.	23,200	865,212

South Korea - 2.0%

Hyosung Corp.	26,200	1,976,464
Korea Zinc Co., Ltd.	7,600	1,199,069
Samsung Electronics Co., Ltd.	2,700	1,731,873

		4,907,406

Spain - 1.6%

Banco Santander SA	128,100	1,665,607
Industria de Diseno Textil SA	17,300	1,020,234
Telefonica SA	43,900	1,030,845

		3,716,686

Sweden - 1.9%

Atlas Copco AB, Class A	133,500	1,889,275
Nordea Bank AB	116,300	1,135,302
Svenska Cellulosa AB, Class B	106,400	1,572,914

		4,597,491

Switzerland - 2.8%

ACE, Ltd.	24,600	1,229,754
Nestle SA	25,100	1,248,867
Novartis AG	43,200	2,402,793
Roche Holding AG	10,800	1,803,602

		6,685,016

Taiwan - 1.4%

China Steel Corp.	1,176,800	1,181,478
Chunghwa Telecom Co., Ltd. ADR#	48,545	906,821
Mega Financial Holding Co., Ltd.	1,280,000	708,395
Siliconware Precision Industries Co. ADR#	104,400	609,696

		3,406,390

Thailand - 0.2%

Bangkok Bank Public Co., Ltd.	137,600	493,138

United Kingdom - 5.6%

Barclays PLC	122,900	585,618
BG Group PLC	72,900	1,272,758
BP PLC	188,000	1,658,915
GlaxoSmithKline PLC	126,000	2,332,394
HSBC Holdings PLC	123,900	1,359,487
Royal Dutch Shell PLC, Class A	67,100	1,828,705
Standard Chartered PLC	29,300	697,849
Tesco PLC	183,200	1,172,403
Unilever PLC	42,700	1,252,696
Vodafone Group PLC ADR	58,000	1,262,660

		13,423,485

United States - 46.6%

Abbott Laboratories	23,400	1,270,152
Adobe Systems, Inc.†	33,000	1,143,450
Aetna, Inc.	8,100	242,919
American Electric Power Co., Inc.	34,100	1,146,442
Ameriprise Financial, Inc.	33,900	1,357,017
Apache Corp.	12,600	1,305,864
Apple, Inc.†	9,900	2,025,738
Applied Materials, Inc.	113,800	1,392,912
Arch Coal, Inc.#	45,300	1,018,797
AT&T, Inc.	34,600	858,426
Bank of America Corp.	78,279	1,304,128
Becton, Dickinson and Co.	16,200	1,261,494
Black & Decker Corp.	16,900	1,224,743
Bristol-Myers Squibb Co.	55,900	1,370,109
CBS Corp., Class B	72,100	936,579
Chevron Corp.	39,700	2,870,310
Cisco Systems, Inc.†	83,400	2,029,122
Citigroup, Inc.†	220,700	750,380
Colgate-Palmolive Co.	20,600	1,708,564
Comerica, Inc.	23,600	851,488
ConAgra Foods, Inc.	54,000	1,320,840
ConocoPhillips	30,300	1,454,400
CONSOL Energy, Inc.	30,700	1,546,052
Corning, Inc.	97,000	1,710,110
Deere & Co.	40,500	2,320,650
Dominion Resources, Inc.	28,200	1,071,318
eBay, Inc.†	69,100	1,590,682
EMC Corp.†	86,400	1,511,136
Energizer Holdings, Inc.†	14,700	851,865
Exxon Mobil Corp.	46,200	3,003,000
Federal Realty Investment Trust#	10,300	710,288
FMC Corp.	25,500	1,457,835
General Electric Co.	132,400	2,126,344
General Mills, Inc.	15,300	1,101,753
Gilead Sciences, Inc.†	12,800	609,408
Google, Inc., Class A†	3,200	1,685,760
Halliburton Co.	30,600	922,590
Helmerich & Payne, Inc.#	23,300	944,116
Hewlett-Packard Co.	40,000	2,031,600
Home Depot, Inc.	43,500	1,357,200
Hudson City Bancorp, Inc.	45,800	619,216
Illinois Tool Works, Inc.	26,700	1,215,384
Intel Corp.	65,300	1,340,609
International Business Machines Corp.	15,900	2,021,844
Johnson & Johnson	16,200	1,020,600
JP Morgan Chase & Co.	36,400	1,527,708
KeyCorp	198,200	1,417,130
Kohl’s Corp.†	21,800	1,173,276
Las Vegas Sands Corp.†#	61,700	1,026,071
LaSalle Hotel Properties#	20,000	388,200
Liberty Global, Inc., Class A†#	45,300	1,217,664
Manpower, Inc.	17,900	922,208
Medco Health Solutions, Inc.†	7,500	474,300
Merck & Co., Inc.	22,700	837,176
Microsoft Corp.	121,400	3,479,324
Monster Worldwide, Inc.†#	64,100	894,195

Morgan Stanley	27,700	780,586
Newmont Mining Corp.	35,000	1,724,800
News Corp., Class A	90,100	1,204,637
NII Holdings, Inc.†	23,000	860,660
NIKE, Inc., Class B	18,200	1,230,320
Oracle Corp.	59,700	1,471,605
Parametric Technology Corp.†	74,000	1,288,340
People’s United Financial, Inc.	34,900	550,373
PepsiCo, Inc.	30,200	1,886,594
Pfizer, Inc.	45,900	805,545
Piper Jaffray Cos., Inc.†#	11,700	506,493
Principal Financial Group, Inc.	50,700	1,176,747
Progress Energy, Inc.	38,200	1,462,678
QUALCOMM, Inc.	21,400	785,166
Sempra Energy	27,600	1,357,092
Southwestern Energy Co.†	32,700	1,391,385
St. Jude Medical, Inc.†	15,500	592,410
State Street Corp.	13,500	606,285
Stryker Corp.	24,800	1,316,880
SunTrust Banks, Inc.	56,700	1,350,027
T. Rowe Price Group, Inc.	17,600	892,144
Target Corp.	16,600	855,232
Texas Instruments, Inc.	56,100	1,367,718
The Charles Schwab Corp.	48,000	878,880
The Mosaic Co.	19,800	1,156,122
The Walt Disney Co.	28,200	880,968
Thermo Fisher Scientific, Inc.†	25,600	1,248,512
United Parcel Service, Inc., Class B	39,700	2,331,978
Urban Outfitters, Inc.†	32,400	1,043,604
US Bancorp	52,200	1,284,642
Virgin Media, Inc.#	54,600	884,520
Wal-Mart Stores, Inc.	27,000	1,459,890

		111,603,319

Total Common Stock
(cost $222,374,352)		225,761,107

PREFERRED STOCK - 0.5%
Germany - 0.5%

Volkswagen AG
(cost $1,291,329)	14,500	1,180,687

Total Long-Term Investment Securities
(cost $223,665,681)		226,941,794

SHORT-TERM INVESTMENT SECURITIES - 10.7%
Collective Investment Pool - 6.0%

Securities Lending Quality Trust(2)	14,521,940	14,476,389

Time Deposits - 4.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$11,202,000	11,202,000

Total Short-Term Investment Securities
(cost $25,723,940)		25,678,389

TOTAL INVESTMENTS -
(cost $249,389,621) (1)	105.4%	252,620,183
Liabilities in excess of other assets	(5.4)	(13,005,780)

NET ASSETS -	100.0%	$239,614,403

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD	1,060,000	USD	946,388	4/27/2010	$1,968
*CHF	1,097,000	USD	1,028,826	4/27/2010	7,282
*EUR	7,450,500	USD	10,461,046	4/27/2010	316,825
*GBP	2,193,000	USD	3,395,974	4/27/2010	53,378
SGD	3,130,000	USD	2,248,386	4/27/2010	22,957
*USD	461,020	AUD	535,000	4/27/2010	15,645
*USD	1,016,383	CAD	1,082,000	4/27/2010	11,842
*USD	2,043,077	CHF	2,208,000	4/27/2010	13,049
*USD	3,827,587	EUR	2,828,000	4/27/2010	22,874
*USD	6,449,233	JPY	581,889,000	4/27/2010	102,023

					567,843

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*AUD	7,300,000	USD	6,417,128	4/27/2010	$(86,897)
*CAD	218,000	USD	206,344	4/27/2010	(821)
*EUR	526,000	USD	714,837	4/27/2010	(1,338)
HKD	6,094,000	USD	784,636	4/27/2010	(752)
*JPY	577,740,500	USD	6,346,096	4/27/2010	(158,454)
*SEK	16,032,500	USD	2,219,904	4/27/2010	(28,996)
*USD	7,173,256	AUD	7,825,000	4/27/2010	(201,475)
*USD	4,384,266	CAD	4,606,000	4/27/2010	(7,182)
*USD	2,419,574	CHF	2,497,000	4/27/2010	(94,327)
USD	56,482	DKK	298,000	4/27/2010	(2,000)
*USD	12,914,007	EUR	9,440,000	4/27/2010	(60,983)
*USD	13,471,677	GBP	8,351,000	4/27/2010	(742,984)
USD	770,195	NOK	4,500,000	4/27/2010	(10,668)
*USD	79,482	SEK	561,000	4/27/2010	(790)

					(1,397,667)

Net Unrealized Appreciation/(Depreciation)					$(829,824)

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD- Australian Dollar

CAD - Canada Dollar

CHF - Swiss Franc

DKK- Danish Krone

EUR - Euro Dollar

GBP - British Pound

HKD- Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Oil Companies-Integrated	6.8%
Collective Investment Pool	6.0
Medical-Drugs	4.8
Time Deposits	4.7
Banks-Commercial	4.5
Import/Export	3.9
Diversified Banking Institutions	3.5
Computers	2.5
Electric-Integrated	2.5
Auto-Cars/Light Trucks	2.2
Food-Misc.	2.1
Banks-Super Regional	2.0
Electronic Components-Semiconductors	1.8
Medical Products	1.8
Multimedia	1.7
Cellular Telecom	1.7
Telecom Services	1.6
Pipelines	1.5
Coal	1.5
Insurance-Multi-line	1.4
Applications Software	1.4
Diversified Manufacturing Operations	1.4
Investment Management/Advisor Services	1.4
Machinery-General Industrial	1.2
Steel-Producers	1.2
Real Estate Investment Trusts	1.2
Oil Companies-Exploration & Production	1.1
Chemicals-Diversified	1.1
Finance-Investment Banker/Broker	1.1
Transport-Services	1.0
Machinery-Farming	1.0
Agricultural Chemicals	1.0
Retail-Discount	1.0
Brewery	0.9
Agricultural Operations	0.9
Retail-Apparel/Shoe	0.9
Networking Products	0.8
Tobacco	0.8
Metal-Copper	0.8
Real Estate Operations & Development	0.8
Insurance-Property/Casualty	0.8
Machinery-Construction & Mining	0.8
Telephone-Integrated	0.8
Beverages-Non-alcoholic	0.8
Human Resources	0.8
Gold Mining	0.7
Telecom Equipment-Fiber Optics	0.7
Cosmetics & Toiletries	0.7
Web Portals/ISP	0.7
E-Commerce/Services	0.7
Paper & Related Products	0.7
Office Automation & Equipment	0.6
Computers-Memory Devices	0.6
Enterprise Software/Service	0.6
Building & Construction Products-Misc.	0.6
Silver Mining	0.6
Diversified Minerals	0.6
Semiconductor Equipment	0.6
Retail-Building Products	0.6
Gas-Distribution	0.6
Computer Aided Design	0.5
Instruments-Scientific	0.5
Athletic Footwear	0.5
Tools-Hand Held	0.5
Broadcast Services/Program	0.5
Medical-Generic Drugs	0.5
Non-Ferrous Metals	0.5
Computer Services	0.5
Insurance-Life/Health	0.5
Retail-Regional Department Stores	0.5
Food-Retail	0.5
Savings & Loans/Thrifts	0.5
Electronic Forms	0.5
Finance-Other Services	0.5
Computers-Integrated Systems	0.4
Casino Hotels	0.4
Airlines	0.4
Medical-Biomedical/Gene	0.4
Oil & Gas Drilling	0.4
Television	0.4
Oil-Field Services	0.4
Batteries/Battery Systems	0.4
Advertising Sales	0.3
Wireless Equipment	0.3
Diversified Financial Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Banks-Fiduciary	0.2
Medical Instruments	0.2
Pharmacy Services	0.2
Metal Processors & Fabrication	0.2
Medical-HMO	0.1

105.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$22,086,993	$—	$—	$22,086,993
United Kingdom	13,423,485	—	—	13,423,485,
United States	111,603,319	—	—	111,603,319
Other Countries*	78,647,310	—	—	78,647,310
Preferred Stock	1,180,687	—	—	1,180,687
Short-Term Investment Securities:
Collective Investment Pool	—	14,476,389	—	14,476,389
Time Deposit	—	11,202,000	—	11,202,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	567,843	—	567,843
Open Forward Foreign Currency Contracts - Depreciation	—	(1,397,667)	—	(1,397,667)

Total	$226,941,794	$24,848,565	$—	$251,790,359

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount(7)	Market Value (Note 1)
COMMON STOCK - 97.1%
Australia - 7.4%

BGP Holdings PLC†(1)(2)	479,213	$0
Challenger Diversified Property Group	1,895,688	857,953
Charter Hall Office REIT	12,462,733	3,127,349
Dexus Property Group	4,755,061	3,515,727
ING Office Fund	5,114,796	2,773,248
Stockland	123,197	448,261
Westfield Group	944,279	10,172,083

		20,894,621

Austria - 0.1%

Conwert Immobilien Invest SE†	13,384	147,252

Bermuda - 3.3%

Hong Kong Land Holdings, Ltd.	1,095,000	5,037,000
Kerry Properties, Ltd.	865,500	4,103,296

		9,140,296

Brazil - 1.1%

Agre Empreendimentos Imobiliarios SA†	216,068	972,046
BR Malls Participacoes SA†	30,400	395,319
Iguatemi Empresa de Shopping Centers SA	4,200	66,469
Multiplan Empreendimentos Imobiliarios SA	90,372	1,562,251
PDG Realty SA Empreendimentos e Participacoes	16,700	149,428

		3,145,513

Canada - 3.1%

Allied Properties Real Estate Investment Trust	114,900	2,085,715
Canadian Apartment Properties REIT	40,100	544,220
Chartwell Seniors Housing Real Estate Investment Trust	274,400	1,989,804
InnVest Real Estate Investment Trust	429,100	2,300,061
Morguard Real Estate Investment Trust	25,300	310,900
RioCan Real Estate Investment Trust	79,600	1,441,152

		8,671,852

Cayman Islands - 2.3%

China Resources Land, Ltd.	468,000	971,916
Glorious Property Holdings, Ltd.†	539,000	213,179
Shimao Property Holdings, Ltd.	2,073,500	3,451,315
Shui On Land, Ltd.	3,825,500	1,862,936

		6,499,346

France - 4.8%

ICADE	13,948	1,398,972
Nexity	29,071	1,067,397
Societe Immobiliere de Location pour l’Industrie et le Commerce	27,233	3,133,414
Unibail-Rodamco SE	40,384	7,973,388

		13,573,171

Germany - 0.2%

Deutsche Wohnen AG†	69,779	655,601

Hong Kong - 7.2%

China Overseas Land & Investment, Ltd.	698,000	1,413,598
Henderson Land Development Co., Ltd.	780,000	5,270,576
Sino Land Co., Ltd.	40,000	76,061
Sun Hung Kai Properties, Ltd.	624,000	8,658,014
Swire Pacific, Ltd., Class A	147,000	1,642,876
Wharf Holdings, Ltd.	611,000	3,172,227

		20,233,352

Japan - 7.9%

BLife Investment Corp.	178	880,533
Daikyo, Inc.†	484,000	893,421
Fukuoka REIT Corp.	125	690,810
Japan Excellent, Inc.	137	608,323
Japan Real Estate Investment Corp.	291	2,512,207
Mitsubishi Estate Co., Ltd.	453,000	7,112,781
Mitsui Fudosan Co., Ltd.	231,000	3,900,051
Sumitomo Realty & Development Co., Ltd.	250,000	4,440,317
Tokyu REIT, Inc.	70	343,520
United Urban Investment Corp.	139	747,842

		22,129,805

Jersey - 0.9%

Atrium European Real Estate, Ltd.	401,396	2,552,440

Luxembourg - 0.4%

ProLogis European Properties†	152,924	1,038,021

Netherlands - 0.8%

Vastned Offices/Industrial NV	121,287	2,086,676

Norway - 0.8%

Norwegian Property ASA†	1,170,053	2,257,261

Singapore - 3.2%

Allgreen Properties, Ltd.	787,000	627,047
Ascendas Real Estate Investment Trust	1,268,600	1,741,764
CapitaLand, Ltd.	2,467,000	6,633,891
CapitaMall Trust	57,000	71,772

		9,074,474

Sweden - 1.0%

Hufvudstaden AB	178,058	1,435,992
Wihlborgs Fastigheter AB	70,901	1,431,982

		2,867,974

United Kingdom - 5.0%

Berkeley Group Holdings PLC†	54,714	619,035
Big Yellow Group PLC†	26,570	128,713
British Land Co. PLC	83,578	560,734
Derwent London PLC	99,084	1,956,528
Great Portland Estates PLC	795,498	3,409,672
Hammerson PLC	502,377	2,933,872
Land Securities Group PLC	133,435	1,286,895
Liberty International PLC	359,779	2,593,189
Safestore Holdings PLC	157,614	335,260
Unite Group PLC†	29,999	132,927

		13,956,825

United States - 47.6%

Acadia Realty Trust	91,242	1,526,479
Alexandria Real Estate Equities, Inc.	55,300	3,407,586
AMB Property Corp.	53,200	1,294,888

American Campus Communities, Inc.		65,800	1,818,712
AvalonBay Communities, Inc.		33,216	2,704,447
Boston Properties, Inc.		96,560	6,559,321
Camden Property Trust		80,552	3,226,108
CBL & Associates Properties, Inc.		45,486	540,828
DCT Industrial Trust, Inc.		286,500	1,409,580
DiamondRock Hospitality Co.†		126,900	1,134,486
Digital Realty Trust, Inc.		130,100	6,710,558
Equity Residential		193,646	6,986,748
Essex Property Trust, Inc.		53,200	4,569,880
Federal Realty Investment Trust		25,609	1,765,997
Health Care REIT, Inc.		115,843	4,907,109
Highwoods Properties, Inc.		28,300	822,115
Hospitality Properties Trust		29,500	648,115
Host Hotels & Resorts, Inc.		594,077	6,956,642
Kilroy Realty Corp.		60,900	1,725,297
Liberty Property Trust		133,700	4,135,341
Mack-Cali Realty Corp.		60,000	2,012,400
Mid-America Apartment Communities, Inc.		36,200	1,880,228
Nationwide Health Properties, Inc.		122,700	4,072,413
Pebblebrook Hotel Trust†		34,700	703,022
Piedmont Office Realty Trust, Inc.		33,086	554,190
Plum Creek Timber Co., Inc.		90,429	3,231,028
ProLogis		357,479	4,607,904
Public Storage		77,182	6,343,589
Rayonier, Inc.		43,800	1,820,766
Regency Centers Corp.		120,889	4,191,222
Retail Opportunity Investments Corp.†		95,181	951,810
Senior Housing Properties Trust		165,100	3,432,429
Simon Property Group, Inc.		175,179	13,714,764
SL Green Realty Corp.		48,369	2,469,721
Starwood Hotels & Resorts Worldwide, Inc.		42,683	1,651,832
Tanger Factory Outlet Centers, Inc.		60,700	2,529,369
Taubman Centers, Inc.		6,965	269,754
Terreno Realty Corp.†		16,500	310,365
The Macerich Co.		92,832	3,308,532
Ventas, Inc.		138,562	6,123,055
Vornado Realty Trust		100,389	6,597,565

			133,626,195

Total Common Stock
(cost $225,051,250)			272,550,675

PREFERRED STOCK - 0.6%
United States - 0.6%

CBL & Associates Properties, Inc. 7.38%		6,400	134,592
Corporate Office Properties Trust 7.63%		253	6,095
LaSalle Hotel Properties 7.25%		2,936	61,744
LaSalle Hotel Properties 7.50%		836	17,665
Regency Centers Corp., Series C 7.45%		3,088	73,494
SL Green Realty Corp. 7.63%		46,100	1,074,130
Vornado Realty Trust, Series I 6.63%		15,300	334,305

Total Preferred Stock
(cost $1,683,574)			1,702,025

ASSET BACKED SECURITIES - 0.9%
Canada - 0.0%

Merrill Lynch Mtg. Loans, Inc. Series 2000-CAN4, Class A1 6.54% due 11/15/32(3)	CAD	44,017	42,092

United States - 0.9%

Banc of America Commercial Mtg., Inc. Series 2001-PB1, Class E 6.23% due 05/11/35(3)		$250,000	257,184
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.46% due 04/12/38(3)(4)		168,000	177,452
Commercial Mortgage Pass Through Certificates Series 2001-J1A, Class C 6.83% due 02/16/34*(3)(4)		320,000	324,548
DLJ Commercial Mtg. Corp. Series 1998-CG1, Class B4 7.23% due 06/10/31*(3)(4)		340,000	346,467
JPMorgan Commercial Mtg. Finance Corp. Series 1997-C5, Class E 7.61% due 09/15/29(3)		66,315	67,290
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/30(3)		150,000	152,539
Morgan Stanley Capital I Series 2005-IQ9, Class AJ 4.77% due 07/15/56(3)		180,000	144,598
Morgan Stanley Capital I Series 2005-T19, Class A4A 4.89% due 06/12/47(3)		240,000	247,348
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.21% due 11/14/42(3)(4)		80,000	64,191
Park Square Mtg. Trust Series 2000-CB50, Class B1 7.57% due 11/05/10*(2)(3)(5)		75,000	76,875
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.21% due 10/15/44(3)(4)		600,000	557,090

			2,415,582

Total Asset Backed Securities
(cost $2,158,959)		2,457,674

CORPORATE BONDS & NOTES - 0.3%
United States - 0.3%

Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	105,855
Federal Realty Investment Trust Senior Notes 5.40% due 12/01/13	304,000	320,366
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	50,000	52,842
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	360,000	374,020

Total Corporate Bonds & Notes
(cost $736,225)		853,083

Total Long-Term Investment Securities
(cost $229,630,008)		277,563,457

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $1,748,000)	1,748,000	1,748,000

TOTAL INVESTMENTS -
(cost $231,378,008)(6)	99.5%	279,311,457
Other assets less liabilities	0.5	1,492,691

NET ASSETS -	100.0%	$280,804,148

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $747,890 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of February 28, 2010, maturity date reflects the stated maturity date.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Global Real Estate Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Market Value	Market Value Par Share	% of Net Assets
Park Square Mtg. Trust 7.57% due 11/05/10	05/05/2009	$75,000	$81,141	$76,875	$102.50	0.03%

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Denominated in United States Dollars unless otherwise indicated.

Currency Legend

CAD - Canadian Dollar

Industry Allocation*
Real Estate Investment Trusts	70.3%
Real Estate Operations & Development	18.5
Real Estate Management/Services	6.0
Diversified Operations	1.7
Diversified Financial Services	0.9
Time Deposits	0.6
Hotels/Motels	0.6
Building & Construction-Misc.	0.6
Building-Residential/Commercial	0.2
Storage/Warehousing	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$20,894,621	$—	$0	$20,894,621
Hong Kong	20,233,352	—	—	20,233,352
Japan	22,129,805	—	—	22,129,805
United Kingdom	13,956,825	—	—	13,956,825
United States	133,626,195	—	—	133,626,195
Other Countries*	61,709,877	—	—	61,709,877
Preferred Stock	1,702,025	—	—	1,702,025
Asset Backed Securities	—	2,380,799	76,875	2,457,674
U.S. Corporate Bonds & Notes	—	853,083	—	853,083
Short-Term Investment Securities:
Time Deposit	—	1,748,000	—	1,748,000

Total	$274,252,700	$4,981,882	$76,875	$279,311,457

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities
Balance as of 5/31/2009	$—	$82,500
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	(5,625)
Net purchases(sales)	0	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2010	$0	$76,875

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.9%
Australia - 3.8%

AGL Energy, Ltd.	18,963	$244,213
Alumina, Ltd.	156,602	211,222
Amcor, Ltd.	40,403	214,720
AMP, Ltd.	61,574	327,785
Arrow Energy, Ltd.†	2,512	7,474
Asciano Group†	36,361	58,656
ASX, Ltd.	40	1,307
Australia and New Zealand Banking Group, Ltd.	42,833	888,274
AXA Asia Pacific Holdings, Ltd.	9,657	55,822
BGP Holdings PLC†(3)(4)	60,919	0
BlueScope Steel, Ltd.†	55,000	119,284
Boral, Ltd.	9,319	44,849
Brambles, Ltd.	19,966	124,181
Commonwealth Bank of Australia	27,105	1,309,798
Computershare, Ltd.	10,187	106,360
CSL, Ltd.	9,831	302,995
CSR, Ltd.	32,722	47,507
Fortescue Metals Group, Ltd.†	25,992	108,317
Goodman Group	41,329	22,223
GPT Group	53,946	27,799
Incitec Pivot, Ltd.	21,309	61,875
Insurance Australia Group, Ltd.	19,452	68,860
Leighton Holdings, Ltd.	4,197	141,803
Macquarie Group, Ltd.	6,320	256,352
MAP Group	35,727	99,898
Mirvac Group	25,173	34,517
National Australia Bank, Ltd.	36,323	828,140
Newcrest Mining, Ltd.	8,705	244,497
Orica, Ltd.	11,117	249,176
Origin Energy, Ltd.	19,658	296,150
OZ Minerals, Ltd.†	46,492	43,333
Qantas Airways, Ltd.†	10,390	24,582
QBE Insurance Group, Ltd.	21,833	418,728
Santos, Ltd.	17,598	204,396
Sims Metal Management, Ltd.	5,442	94,763
SP AusNet	2,505	2,122
Stockland	38,351	139,543
Suncorp-Metway, Ltd.	24,705	189,081
Telstra Corp., Ltd.	24,658	65,633
Toll Holdings, Ltd.	8,533	52,001
Transurban Group	18,970	89,085
Westfield Group	57,540	619,840
Westpac Banking Corp.	56,540	1,324,038
Woodside Petroleum, Ltd.	13,333	518,230
WorleyParsons, Ltd.	3,826	84,281

		10,373,710

Austria - 0.2%

Erste Group Bank AG	2,299	86,619
OMV AG	11,890	440,369
Voestalpine AG	2,512	88,556

		615,544

Belgium - 0.4%

Colruyt SA	1,713	428,132
Fortis†	45,562	156,029
KBC Groep NV†	3,029	136,973
Solvay SA	3,734	357,077

		1,078,211

Bermuda - 0.6%

Cheung Kong Infrastructure Holdings, Ltd.	85,000	319,757
Esprit Holdings, Ltd.	12,400	88,661
Kerry Properties, Ltd.	3,000	14,223
Li & Fung, Ltd.	82,000	381,363
Marvell Technology Group, Ltd.†	14,415	278,498
Noble Group, Ltd.	204,000	460,041
NWS Holdings, Ltd.	6,000	10,157
Seadrill, Ltd.	4,619	106,228

		1,658,928

Canada - 4.8%

Agnico-Eagle Mines, Ltd.	2,000	115,491
Agrium, Inc.	2,100	135,995
Alimentation Couche-Tard, Inc.	5,300	99,029
Bank of Montreal	6,300	335,297
Bank of Nova Scotia	15,600	708,687
Barrick Gold Corp.	15,800	595,391
Brookfield Asset Management, Inc.	5,600	132,948
Canadian Imperial Bank of Commerce	3,800	252,840
Canadian Natural Resources, Ltd.	10,800	727,527
Canadian Oil Sands Trust	5,700	151,411
Canadian Pacific Railway, Ltd.	2,300	111,022
Canadian Utilities, Ltd.	3,300	140,004
Crescent Point Energy Corp.	2,000	74,130
Eldorado Gold Corp.†	7,200	90,941
Enbridge, Inc.	12,900	571,808
Fairfax Financial Holdings, Ltd.	200	68,641
First Quantum Minerals, Ltd.	1,700	132,484
Fortis, Inc. Canada	14,800	383,573
George Weston Ltd.	1,900	124,488
Goldcorp, Inc.	11,400	431,427
IAMGOLD Corp.	4,300	63,262
Imperial Oil, Ltd.	3,900	143,628
Inmet Mining Corp.	1,500	81,771
Ivanhoe Mines Ltd.†	2,400	38,342
Kinross Gold Corp.	9,800	177,614
Loblaw Cos., Ltd.	2,700	94,687
Manulife Financial Corp.	26,900	493,669
Nexen, Inc.	7,300	164,774
Pan American Silver Corp.	2,700	57,864
Penn West Energy Trust	3,300	67,650
Potash Corp. of Saskatchewan, Inc.	4,700	518,152
Power Corp. of Canada	2,500	69,070
Research In Motion, Ltd.†	6,500	460,535
Royal Bank of Canada	22,300	1,204,013
Shaw Communications, Inc., Class B	1,700	32,265
Sherritt International Corp.	5,900	41,662
Shoppers Drug Mart Corp.	12,700	531,078
Silver Wheaton Corp.†	7,500	114,474
Sino-Forest Corp.†	2,600	50,582
Sun Life Financial, Inc.	9,200	262,308
Suncor Energy, Inc.	30,200	872,821
Talisman Energy, Inc.	25,000	456,900
Teck Resources, Ltd.†	9,600	353,089
Thomson Corp.	5,800	201,308
Toronto-Dominion Bank	12,600	805,193
TransAlta Corp.	6,300	131,365
Viterra, Inc.†	1,900	17,552
Yamana Gold, Inc.	9,600	101,365

		12,990,127

Cayman Islands - 0.1%

Garmin, Ltd.#	7,654	244,545

Denmark - 0.2%

Danske Bank A/S†	9,241	210,499
Novo Nordisk A/S, Class B	1,901	134,255
Vestas Wind Systems A/S†	4,381	216,421

		561,175

Finland - 0.4%

Kesko Oyj, Class B	6,305	228,624
Neste Oil Oyj	40,866	583,162
Rautaruukki Oyj	5,788	109,155
Stora Enso Oyj, Class R†	20,445	129,451

		1,050,392

France - 4.4%

Alcatel-Lucent†	84,707	257,211
AXA SA	22,599	454,963
BNP Paribas	18,316	1,325,061
Cie Generale de Geophysique-Veritas†	11,514	276,561
Credit Agricole SA	29,457	438,003
Danone	20,895	1,222,000
Eramet	254	76,297
France Telecom SA	57,829	1,356,346
L’Oreal SA	9,538	987,304
Lagardere SCA	2,546	92,961
Legrand SA	20,968	656,532
Natixis†	29,559	145,903
Peugeot SA†	4,511	119,070
PPR	2,559	293,705
Publicis Groupe SA	4,602	181,535
Sanofi-Aventis SA	11,987	876,823
Societe Generale	10,899	599,561
Suez Environnement SA	4,562	100,477
Technip SA	936	66,657
Unibail-Rodamco SE	600	118,464
Vallourec SA	2,604	497,644
Veolia Environnement	15,066	488,453
Vinci SA	5,296	277,274
Vivendi SA	43,590	1,098,055

		12,006,860

Germany - 3.5%

Allianz SE	11,995	1,385,038
BASF SE	25,255	1,418,181
Bayerische Motoren Werke AG	12,606	511,258
Beiersdorf AG	6,321	387,530
Commerzbank AG†	5,817	43,382
Deutsche Boerse AG	3,680	255,955
Deutsche Telekom AG	92,483	1,190,034
Fresenius SE	1,000	65,291
GEA Group AG	3,194	59,670
HeidelbergCement AG	1,013	51,622
Hochtief AG	3,386	238,365
Infineon Technologies AG†	22,476	122,632
K+S AG	5,834	354,455
Linde AG	8,514	958,633
Metro AG	8,568	439,307
Muenchener Rueckversicherungs AG	4,858	751,783
Puma AG Rudolf Dassler Sport	270	76,323
Salzgitter AG	1,392	122,842
SAP AG	14,738	657,428
Suedzucker AG	19,583	454,908
United Internet AG†	6,972	107,845

		9,652,482

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA	10,730	262,989
Hellenic Petroleum SA	16,042	179,773
Public Power Corp. SA†	2,888	43,453

		486,215

Hong Kong - 0.8%

BOC Hong Kong Holdings, Ltd.	11,000	24,772
Hang Lung Properties, Ltd.	48,000	184,279
Henderson Land Development Co., Ltd.	51,000	344,615
Hong Kong & China Gas Co., Ltd.	70,000	157,817
Hong Kong Exchanges and Clearing, Ltd.	18,400	308,162
Hongkong Electric Holdings, Ltd.	97,000	544,224
New World Development Co., Ltd.	31,000	56,631
Sino Land Co., Ltd.	42,000	79,864
Swire Pacific, Ltd., Class A	26,000	290,577
Wharf Holdings, Ltd.	44,000	228,442

		2,219,383

Ireland - 0.3%

CRH PLC (Dublin)	18,880	430,120
Experian PLC	6,228	57,644
Kerry Group PLC	7,033	222,653
Shire PLC	6,350	136,232

		846,649

Italy - 1.8%
A2A SpA	256,789	443,714
ACEA SpA	9,847	100,092
Assicurazioni Generali SpA	10,017	227,237
ENI SpA	67,308	1,518,640
Intesa Sanpaolo SpA†	93,746	329,654
Intesa Sanpaolo SpA RSP	42,290	114,074
Parmalat SpA	128,219	323,514
Saipem SpA	1,775	58,707
Saras SpA	17,398	39,941
Snam Rete Gas SpA	18,137	85,820
Telecom Italia SpA	115,227	164,116
Telecom Italia SpA RSP	434,637	461,622
Terna Rete Elettrica Nazionale SpA	67,684	278,099
UniCredit SpA†	248,255	627,734

		4,772,964

Japan - 10.2%

Advantest Corp.	3,200	76,034
Aeon Co., Ltd.	44,000	452,653
Aisin Seiki Co., Ltd.	5,100	133,865
Ajinomoto Co., Inc.	23,000	234,284
All Nippon Airways Co., Ltd.†	16,000	48,444
Asahi Glass Co., Ltd.	6,000	59,902
Astellas Pharma, Inc.	10,400	391,558

Casio Computer Co., Ltd.	600	4,498
Central Japan Railway Co.	57	431,774
Chugai Pharmaceutical Co., Ltd.	2,300	44,398
Coca-Cola West Co., Ltd.	17,100	279,851
Dai Nippon Printing Co., Ltd.	21,000	277,731
Daido Steel Co., Ltd.†	8,000	31,516
Daihatsu Motor Co., Ltd.	43,000	410,907
Daiichi Sankyo Co., Ltd.	11,600	234,755
Daito Trust Construction Co., Ltd.	500	24,453
Daiwa House Industry Co., Ltd.	6,000	64,292
Daiwa Securities Group, Inc.	29,000	143,294
Dena Co., Ltd.	2	15,533
Denso Corp.	17,800	482,440
Dentsu, Inc.	3,600	85,497
Dowa Holdings Co., Ltd.	17,000	96,055
East Japan Railway Co.	11,100	764,612
Eisai Co., Ltd.	2,700	105,301
Elpida Memory, Inc.†	2,000	35,770
Fast Retailing Co., Ltd.	1,400	236,367
FUJIFILM Holdings Corp.	14,400	458,038
GS Yuasa Corp.	10,000	70,010
Hankyu Hanshin Holdings, Inc.	53,000	254,724
Hitachi Chemical Co., Ltd.	900	18,437
Hitachi Construction Machinery Co., Ltd.	3,900	79,848
Hitachi Metals, Ltd.	12,000	115,617
Honda Motor Co., Ltd.	33,900	1,175,215
Ibiden Co., Ltd.	1,100	37,057
INPEX Corp.	32	234,116
Isetan Mitsukoshi Holdings, Ltd.	1,300	13,710
Isuzu Motors, Ltd.†	108,000	271,079
Ito En, Ltd.	7,200	110,458
JGC Corp.	10,000	187,968
JSR Corp.	4,000	78,339
JTEKT Corp.	6,700	70,435
Jupiter Telecommunications Co., Ltd.	93	109,073
Kao Corp.	16,900	432,177
KDDI Corp.	33	176,059
Keyence Corp.	1,100	241,555
Kinden Corp.	4,000	35,207
Kintetsu Corp.	32,000	101,210
Konica Minolta Holdings, Inc.	48,000	496,505
Kubota Corp.	39,000	343,272
Kuraray Co., Ltd.	3,500	44,910
Kurita Water Industries, Ltd.	3,000	82,661
Kyocera Corp.	4,800	427,351
Makita Corp.	1,400	44,831
Maruichi Steel Tube, Ltd.	2,900	57,481
Mazda Motor Corp.	106,000	279,183
Mitsubishi Chemical Holdings Corp.	28,000	127,008
Mitsubishi Estate Co., Ltd.	29,000	455,344
Mitsubishi Logistics Corp.	1,000	11,582
Mitsubishi Materials Corp.†	93,000	240,756
Mitsubishi Motors Corp.†	284,000	405,965
Mitsubishi UFJ Financial Group, Inc.	204,800	1,035,007
Mitsui Fudosan Co., Ltd.	22,000	371,433
Mitsui Mining & Smelting Co., Ltd.	59,000	162,035
Mitsui O.S.K. Lines, Ltd.	35,000	225,730
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,800	225,732
Mizuho Financial Group, Inc.	184,800	357,765
Murata Manufacturing Co., Ltd.	5,200	275,671
NGK Insulators, Ltd.	8,000	172,615
Nidec Corp.	2,500	242,839
Nikon Corp.	7,000	154,032
Nippon Electric Glass Co., Ltd.	5,000	64,945
Nippon Express Co., Ltd.	1,000	4,119
Nippon Mining Holdings, Inc.	3,500	17,452
Nippon Telegraph and Telephone Corp.	13,600	592,402
Nippon Yusen Kabushiki Kaisha	47,000	170,342
Nisshin Seifun Group, Inc.	3,000	39,608
Nisshin Steel Co., Ltd.	28,000	51,685
Nissin Foods Holdings Co., Ltd.	2,300	79,605
Nitto Denko Corp.	3,400	125,331
Nomura Holdings, Inc.	72,700	536,791
Nomura Research Institute, Ltd.	2,200	48,262
NSK, Ltd.	15,000	105,690
NTT Data Corp.	61	189,430
NTT DoCoMo, Inc.	355	549,012
Obayashi Corp.	9,000	34,847
Odakyu Electric Railway Co., Ltd.	15,000	127,469
Olympus Corp.	2,900	89,567
Oracle Corp.	2,400	111,160
Oriental Land Co., Ltd.	1,900	136,012
ORIX Corp.†	1,410	108,236
Osaka Gas Co., Ltd.	44,000	159,469
Panasonic Corp.	52,400	728,392
Panasonic Electric Works Co., Ltd.	30,000	349,823
Rakuten, Inc.	207	159,598
Resona Holdings, Inc.	1,400	16,924
Rohm Co., Ltd.	3,300	225,460
Secom Co., Ltd.	6,600	303,090
Sekisui House, Ltd.	8,000	78,159
Sharp Corp.	28,000	324,610
Shimamura Co., Ltd.	100	8,712
Shimizu Corp.	14,000	54,207
Shin-Etsu Chemical Co., Ltd.	9,900	532,635
Shionogi & Co., Ltd.	500	10,214
Shiseido Co., Ltd.	7,300	161,784
SMC Corp.	4,100	511,779
Softbank Corp.	10,000	261,917
Sompo Japan Insurance, Inc.	7,000	48,455
Sumco Corp.†	1,800	32,639
Sumitomo Chemical Co., Ltd.	36,000	159,649
Sumitomo Metal Industries, Ltd.	148,000	408,126
Sumitomo Mitsui Financial Group, Inc.	13,300	427,540
Sumitomo Realty & Development Co., Ltd.	7,000	124,329
T&D Holdings, Inc.	2,350	50,759
Takeda Pharmaceutical Co., Ltd.	19,800	897,012
TDK Corp.	1,900	117,193
Terumo Corp.	3,500	189,881
THK Co., Ltd.	400	7,748
Tobu Railway Co., Ltd.	1,000	5,493
Tokyo Electron, Ltd.	4,600	284,248
Tokyo Gas Co., Ltd.	81,000	352,828

Tokyo Steel Manufacturing Co., Ltd.	3,500	38,725
Tokyu Corp.	9,000	38,190
TonenGeneral Sekiyu K.K.	2,000	16,321
Toppan Printing Co., Ltd.	2,000	17,379
Toray Industries, Inc.	34,000	187,518
Toyo Seikan Kaisha, Ltd.	1,800	29,417
Toyota Boshoku Corp.	300	5,180
Toyota Industries Corp.	8,000	210,254
Trend Micro, Inc.	2,200	75,896
Unicharm Corp.	1,100	105,487
Ushio, Inc.	4,800	77,744
USS Co., Ltd.	2,270	147,169
West Japan Railway Co.	50	175,868
Yahoo! Japan Corp.	735	275,072
Yakult Honsha Co., Ltd.	3,600	109,485
Yamada Denki Co., Ltd.	1,860	129,799
Yamaha Motor Co., Ltd.†	12,400	164,831
Yamato Holdings Co., Ltd.	9,200	122,604
Yamato Kogyo Co., Ltd.	4,100	129,537

		27,906,938

Jersey - 0.0%

Randgold Resources, Ltd.	1,413	100,768

Luxembourg - 0.1%

Tenaris SA	10,540	218,865

Mauritius - 0.0%

Golden Agri-Resources, Ltd.†	74,000	27,901

Netherlands - 1.3%

Aegon NV†	37,135	234,115
ASML Holding NV	21,677	664,416
ING Groep NV†	48,728	435,591
James Hardie Industries NV CDI†	8,316	55,449
Koninklijke Ahold NV	79,317	972,018
Koninklijke KPN NV	66,342	1,056,915
Randstad Holding NV†	1,252	52,414

		3,470,918

Netherlands Antilles - 0.8%

Schlumberger, Ltd.	35,514	2,169,905

New Zealand - 0.1%

Contact Energy, Ltd.†	26,116	111,601
Fletcher Building, Ltd.	13,590	75,250

		186,851

Norway - 0.6%

DnB NOR ASA†	6,830	74,204
Norsk Hydro ASA†	28,495	191,921
Orkla ASA	30,250	237,016
Statoil ASA	43,541	976,305

		1,479,446

Portugal - 0.1%

Galp Energia SGPS SA	9,029	146,610
Portugal Telecom SGPS SA	4,864	51,196

		197,806

Singapore - 0.5%

CapitaLand, Ltd.	35,000	94,117
DBS Group Holdings, Ltd.	32,000	318,703
Jardine Cycle & Carriage, Ltd.	6,000	103,635
Singapore Airlines, Ltd.	38,000	402,248
Singapore Telecommunications, Ltd.	247,000	535,925

		1,454,628

Spain - 1.6%

Abertis Infraestructuras SA	34,453	649,275
Acciona SA	3,013	334,900
Acerinox SA	6,948	118,685
ACS Actividades de Construccion y Servicios SA	17,349	771,064
Banco Bilbao Vizcaya Argentaria SA	68,363	888,976
Banco Popular Espanol SA	17,872	118,270
Criteria CaixaCorp SA	70,274	321,514
Enagas	5,947	124,057
Gamesa Corp. Tecnologica SA	8,214	102,227
Iberdrola Renovables SA	58,430	244,889
Industria de Diseno Textil SA	3,312	195,319
Red Electrica Corp. SA	6,700	337,188

		4,206,364

Sweden - 1.6%

Alfa Laval AB	43,761	620,528
Assa Abloy AB, Class B	24,757	464,597
Atlas Copco AB, Class B	31,455	405,882
Electrolux AB, Class B†	11,646	247,301
Hennes & Mauritz AB, Class B	7,165	434,635
Holmen AB	6,251	155,184
Nordea Bank AB	98,152	958,145
Skandinaviska Enskilda Banken AB, Class A†	12,980	78,483
Skanska AB, Class B	15,684	259,354
Svenska Cellulosa AB, Class B	32,292	477,373
Svenska Handelsbanken AB, Class A	6,068	165,534
Swedbank AB, Class A†	12,063	115,135
Tele2 AB, Class B	5,231	77,770

		4,459,921

Switzerland - 3.3%

Aryzta AG	2,076	77,784
Baloise Holding AG	457	39,308
Credit Suisse Group AG	19,863	881,978
Geberit AG	858	146,880
Kuehne & Nagel International AG	2,640	239,486
Lindt & Spruengli AG	2	46,535
Lindt & Spruengli AG (Participation Certificate)	61	124,300
Novartis AG	40,981	2,279,372
Roche Holding AG	13,508	2,255,839
Sonova Holding AG	832	103,782
Swiss Reinsurance Co., Ltd.†	2,316	104,088
Swisscom AG	421	144,651
Syngenta AG	2,269	587,184
The Swatch Group AG	15,680	831,985
UBS AG†	52,167	719,193
Zurich Financial Services AG	2,003	482,920

		9,065,285

United Kingdom - 8.7%

Anglo American PLC†	29,766	1,084,754
Antofagasta PLC	46,744	629,717
Associated British Foods PLC	60,086	870,381
AstraZeneca PLC	36,124	1,588,285
Aviva PLC	98,373	585,446
Balfour Beatty PLC	81,605	343,306
BG Group PLC	84,968	1,483,452
British Land Co. PLC	36,985	248,137
British Sky Broadcasting Group PLC	28,384	235,443
BT Group PLC	243,840	427,206
Bunzl PLC	25,754	267,230
Burberry Group PLC	6,705	63,950
Cable & Wireless PLC†	113,107	235,243
Cairn Energy PLC†	140,775	717,802
Carnival PLC	7,180	271,621
Carphone Warehouse Group PLC	21,640	61,176
Compass Group PLC	38,757	288,155
Drax Group PLC	33,245	202,717
Eurasian Natural Resources Corp. PLC	26,986	422,592
FirstGroup PLC	21,859	118,524
Fresnillo PLC	12,561	143,743
GlaxoSmithKline PLC	90,504	1,675,325
Hammerson PLC	22,362	130,594
Home Retail Group PLC	26,837	104,349
HSBC Holdings PLC	292,123	3,205,307
ICAP PLC	19,912	98,919
International Power PLC	105,839	523,366
Invensys PLC	87,290	418,998
Investec PLC	31,210	211,723
Kingfisher PLC	32,902	107,863
Land Securities Group PLC	13,023	125,598
Legal & General Group PLC	249,962	294,051
London Stock Exchange Group PLC	17,544	177,895
Lonmin PLC†	3,407	93,874
Man Group PLC, Class B	33,888	116,108
Pearson PLC	25,792	358,668
Petrofac, Ltd.	29,839	467,269
Prudential PLC	71,612	657,893
Reckitt Benckiser Group PLC	22,862	1,201,972
Reed Elsevier PLC	10,719	80,414
Royal Bank of Scotland Group PLC†	398,131	228,683
RSA Insurance Group PLC	75,940	150,068
Schroders PLC	4,228	77,104
Severn Trent PLC	12,752	226,525
Smith & Nephew PLC	9,343	95,948
Standard Chartered PLC	29,114	693,419
Standard Life PLC	50,943	151,783
The Sage Group PLC	124,476	449,449
Tomkins PLC	40,411	118,678
Tullow Oil PLC	36,699	665,348
United Utilities Group PLC	30,808	255,315
Wolseley PLC†	6,079	143,673

		23,595,059

United States - 45.5%

Abbott Laboratories	44,633	2,422,679
Aflac, Inc.	5,140	254,173
Amazon.com, Inc.†	2,037	241,181
American Express Co.	20,623	787,592
Amgen, Inc.†	37,468	2,121,063
Annaly Capital Management, Inc.	53,433	982,099
Apache Corp.	17,804	1,845,207
Apple, Inc.†	18,149	3,713,648
Applied Materials, Inc.	69,672	852,785
Ball Corp.#	11,251	608,004
Bank of America Corp.	208,280	3,469,945
Best Buy Co., Inc.	18,342	669,483
BlackRock, Inc.#	4,575	1,001,010
Bristol-Myers Squibb Co.	78,159	1,915,677
Broadcom Corp., Class A	4,922	154,157
Capital One Financial Corp.	10,081	380,558
Cardinal Health, Inc.	31,196	1,059,728
Caterpillar, Inc.	31,916	1,820,808
CenterPoint Energy, Inc.	31,859	426,273
CenturyTel, Inc.#	39,271	1,345,817
Chesapeake Energy Corp.	55,166	1,465,761
Chubb Corp.	20,060	1,012,228
Cintas Corp.	20,045	496,916
Cisco Systems, Inc.†	131,336	3,195,405
Citigroup, Inc.†	341,109	1,159,771
Clorox Co.	11,278	691,454
Colgate-Palmolive Co.	23,249	1,928,272
CSX Corp.	13,739	652,053
Cummins, Inc.	2,011	114,185
CVS Caremark Corp.	18,365	619,819
Danaher Corp.	16,501	1,220,579
Deere & Co.	3,674	210,520
Dell, Inc.†	21,657	286,522
Devon Energy Corp.	25,756	1,773,558
DirecTV, Class A†	32,531	1,101,174
DPL, Inc.	11,435	303,485
eBay, Inc.†	2,890	66,528
Ecolab, Inc.	35,321	1,488,427
El Paso Corp.	59,654	624,577
Eli Lilly & Co.	29,732	1,020,997
EMC Corp.†	34,253	599,085
EOG Resources, Inc.	4,743	446,079
Flowserve Corp.	3,521	352,417
Franklin Resources, Inc.	8,017	815,489
General Mills, Inc.	11,457	825,019
Gilead Sciences, Inc.†	25,642	1,220,816
Google, Inc., Class A†	5,588	2,943,758
Hess Corp.	26,801	1,575,899
Hewlett-Packard Co.	57,574	2,924,183
Hubbell, Inc., Class B	3,600	168,660
JP Morgan Chase & Co.	84,590	3,550,242
Kimberly-Clark Corp.	28,111	1,707,462
Kohl’s Corp.†	11,748	632,277
Kraft Foods, Inc., Class A	69,206	1,967,527
Loews Corp.	12,295	448,276
Mattel, Inc.	19,589	430,762
McDonald’s Corp.	34,906	2,228,748
Medco Health Solutions, Inc.†	21,033	1,330,127
Medtronic, Inc.	33,901	1,471,303
Merck & Co., Inc.	70,910	2,615,161
MetLife, Inc.	18,715	681,039
Microsoft Corp.	145,422	4,167,794
Molex, Inc.#	12,582	257,302

National Oilwell Varco, Inc.	3,680	159,970
News Corp., Class A	72,333	967,092
NIKE, Inc., Class B	12,949	875,352
Norfolk Southern Corp.	4,485	230,664
NV Energy, Inc.	25,125	279,139
NYSE Euronext	22,684	598,404
Omnicom Group, Inc.	15,774	577,644
Oneok, Inc.	9,481	420,293
Oracle Corp.	107,657	2,653,745
Owens-Illinois, Inc.†	19,922	590,488
PACCAR, Inc.#	23,982	847,764
Parker Hannifin Corp.	15,596	940,595
Pitney Bowes, Inc.#	36,653	839,354
PNC Financial Services Group, Inc.	14,741	792,476
Praxair, Inc.	19,265	1,447,572
Prudential Financial, Inc.	2,007	105,187
QUALCOMM, Inc.	46,599	1,709,717
Quanta Services, Inc.†	9,207	174,933
R.R. Donnelley & Sons Co.	14,084	280,131
Safeway, Inc.	17,535	436,972
Sara Lee Corp.	54,071	733,203
Smith International, Inc.	12,760	523,032
Southern Copper Corp.	21,257	624,106
Spectra Energy Corp.	23,723	517,161
Sprint Nextel Corp.†	65,217	217,173
Staples, Inc.	28,558	735,654
Starbucks Corp.†	14,444	330,912
Stryker Corp.	7,523	399,471
Symantec Corp.†	13,588	224,881
Synthes, Inc.	3,653	435,606
Sysco Corp.	13,154	380,151
Target Corp.	36,421	1,876,410
The AES Corp.†	78,873	922,025
The Allstate Corp.	14,878	464,937
The Bank of New York Mellon Corp.	27,424	782,132
The Coca-Cola Co.	54,891	2,893,854
The Gap, Inc.	18,133	389,859
The Hershey Co.#	28,346	1,127,037
The Progressive Corp.	53,115	910,922
The Sherwin-Williams Co.#	16,409	1,040,002
The Stanley Works#	11,234	643,146
The Travelers Cos., Inc.	33,687	1,771,599
The Walt Disney Co.	60,269	1,882,804
The Williams Cos., Inc.	33,515	721,913
Time Warner, Inc.	50,799	1,475,203
TJX Cos., Inc.	7,586	315,805
UnitedHealth Group, Inc.	58,212	1,971,058
US Bancorp	62,483	1,537,707
Viacom, Inc., Class B†	7,329	217,305
Visa, Inc., Class A	11,184	953,772
Walgreen Co.	52,846	1,862,293
WellPoint, Inc.†	12,896	797,876
Windstream Corp.	52,428	531,096
WW Grainger, Inc.#	636	64,649

		124,065,789

Total Common Stock
(cost $266,392,022)		261,163,629

PREFERRED STOCK - 0.1%
Germany - 0.1%

Bayerische Motoren Werke AG
(cost $280,126)	8,413	257,177

Total Long-Term Investment Securities
(cost $266,672,148)		261,420,806

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Collective Investment Pool - 2.7%
Securities Lending Quality Trust(1)	7,393,587	7,370,395

U.S. Government Treasuries - 0.5%

United States Treasury Bills
0.07% due 04/22/10@	$700,000	699,934
0.09% due 03/18/10@	600,000	599,976

		1,299,910

Total Short-Term Investment Securities
(cost $8,693,497)		8,670,305

REPURCHASE AGREEMENT - 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/2010, to be repurchased 03/01/10 in the amount of $9,315,008 and collateralized by $9,215,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $9,599,266 (cost $9,315,000)	9,315,000	9,315,000

TOTAL INVESTMENTS -
(cost $284,680,645) (2)	102.6%	279,406,111
Liabilities in excess of other assets	(2.6)	(6,951,739)

NET ASSETS -	100.0%	$272,454,372

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs, see Note 1.
(4)	Illiquid Security. At February 28, 2010, the aggregate value of these securities was $0 representing 0% of net assets.

RSP - Risparmio Shares (Saving Shares)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
197	Long	S&P 500 E-mini Index	March 2010	$10,802,802	$10,868,490	$65,688

Industry Allocation*
Medical-Drugs	6.8%
Diversified Banking Institutions	6.4
Banks-Commercial	4.8
Oil Companies-Exploration & Production	3.6
Repurchase Agreements	3.4
Telephone-Integrated	3.0
Computers	2.7
Collective Investment Pool	2.7
Oil Companies-Integrated	2.6
Food-Misc.	2.4
Multimedia	2.3
Insurance-Multi-line	1.8
Insurance-Property/Casualty	1.7
Applications Software	1.7
Cosmetics & Toiletries	1.5
Medical-Biomedical/Gene	1.3
Beverages-Non-alcoholic	1.3
Enterprise Software/Service	1.3
Auto-Cars/Light Trucks	1.3
Web Portals/ISP	1.2
Oil-Field Services	1.2
Insurance-Life/Health	1.2
Networking Products	1.2
Chemicals-Diversified	1.1
Retail-Drug Store	1.1
Transport-Rail	1.1
Electric-Integrated	1.1
Pipelines	1.1
Medical-HMO	1.0
Diversified Manufacturing Operations	1.0
Banks-Super Regional	1.0
Retail-Restaurants	0.9
Real Estate Investment Trusts	0.9
Industrial Gases	0.9
Consumer Products-Misc.	0.9
Food-Retail	0.9
Machinery-Construction & Mining	0.9
Investment Management/Advisor Services	0.7
Retail-Discount	0.7
Semiconductor Equipment	0.7
Gold Mining	0.7
Wireless Equipment	0.6
Building-Heavy Construction	0.6
Diversified Minerals	0.6
Chemicals-Specialty	0.5
Cable/Satellite TV	0.5
Medical Instruments	0.5
Metal-Copper	0.5
Electronic Components-Misc.	0.5
Real Estate Operations & Development	0.5
Gas-Distribution	0.5
Retail-Apparel/Shoe	0.5
Finance-Other Services	0.5
Pharmacy Services	0.5
Agricultural Chemicals	0.5
U.S. Government Agencies	0.5
Food-Confectionery	0.5
Diversified Operations	0.5
Medical Products	0.5
Containers-Metal/Glass	0.5
Soap & Cleaning Preparation	0.4
Photo Equipment & Supplies	0.4
Steel-Producers	0.4
Water	0.4
Medical-Wholesale Drug Distribution	0.4
Audio/Video Products	0.4
Coatings/Paint	0.4
Finance-Investment Banker/Broker	0.4
Commercial Services-Finance	0.4
Athletic Footwear	0.4
Electric-Generation	0.3
Electric Products-Misc.	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Consumer Electronics	0.3
Insurance-Reinsurance	0.3
Telecom Services	0.3
Auto-Heavy Duty Trucks	0.3
Office Automation & Equipment	0.3
Oil Refining & Marketing	0.3
Retail-Jewelry	0.3
Building & Construction-Misc.	0.3
Finance-Credit Card	0.3
Banks-Fiduciary	0.3
Steel Pipe & Tube	0.3
Paper & Related Products	0.3
Public Thoroughfares	0.3
Retail-Office Supplies	0.3
Retail-Major Department Stores	0.3
Computers-Memory Devices	0.3
Distribution/Wholesale	0.3
Tools-Hand Held	0.3
Metal Processors & Fabrication	0.2
Retail-Regional Department Stores	0.2
Metal-Diversified	0.2
Filtration/Separation Products	0.2
Electric-Transmission	0.2
Food-Wholesale/Distribution	0.2
Diversified Financial Services	0.2
Building Products-Cement	0.2
Advertising Agencies	0.2
Printing-Commercial	0.2
Building & Construction Products-Misc.	0.2
Electronic Components-Semiconductors	0.2
Machinery-Farming	0.2
Cellular Telecom	0.2
Mining	0.2
Machinery-Electrical	0.2
Linen Supply & Related Items	0.2
Power Converter/Supply Equipment	0.2
Transport-Services	0.2
Real Estate Management/Services	0.2
Airlines	0.2
Sugar	0.2
Retail-Misc./Diversified	0.2
Investment Companies	0.2
Food-Dairy Products	0.2
Toys	0.2
Metal-Aluminum	0.2
Transport-Marine	0.1
Diversified Operations/Commercial Services	0.1
Machinery-Pumps	0.1
Electronic Measurement Instruments	0.1
Engineering/R&D Services	0.1
Security Services	0.1
Internet Security	0.1
Food-Catering	0.1
Semiconductor Components-Integrated Circuits	0.1
Seismic Data Collection	0.1
Cruise Lines	0.1
Advertising Services	0.1
Silver Mining	0.1
Telecommunication Equipment	0.1
Appliances	0.1
Electric-Distribution	0.1
Energy-Alternate Sources	0.1
E-Commerce/Services	0.1
E-Commerce/Products	0.1
Non-Ferrous Metals	0.1
Textile-Products	0.1
Containers-Paper/Plastic	0.1
Computers-Integrated Systems	0.1
Commercial Services	0.1
Recreational Vehicles	0.1
Oil Field Machinery & Equipment	0.1
Retail-Automobile	0.1
Steel-Specialty	0.1
Building-Residential/Commercial	0.1
Resorts/Theme Parks	0.1

102.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$27,906,938	$—	$—	$27,906,938
United Kingdom	23,595,059	—	—	23,595,059
United States	124,065,789	—	—	124,065,789
Other Countries*	85,595,843	—	0	85,595,843
Preferred Stock	257,177	—	—	257,177
Short Term Investment Securities:
Collective Investment Pool	—	7,370,395	—	7,370,395
U.S. Government Agencies	—	1,299,910	—	1,299,910
Repurchase Agreement	—	9,315,000	—	9,315,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	65,688	—	—	65,688

Total	$261,486,494	$17,985,305	$0	$279,471,799

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	0
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$0

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 1)
COMMON STOCK - 48.9%
Austria - 0.4%

Telekom Austria AG	120,080	$1,574,572

Bermuda - 0.7%

Invesco, Ltd.	62,094	1,217,042
PartnerRe, Ltd.#	20,510	1,632,801

		2,849,843

China - 0.4%

China Telecom Corp., Ltd.	3,538,000	1,549,725

France - 4.2%

AXA SA	129,445	2,605,987
Compagnie Generale des Etablissements Michelin, Class B	20,240	1,411,889
France Telecom SA ADR#	153,242	3,595,057
GDF Suez	24,180	887,979
Ipsen SA	4,310	218,844
Sanofi-Aventis SA	47,002	3,438,095
Total SA	66,840	3,729,701
Vivendi SA	43,464	1,094,881

		16,982,433

Germany - 4.3%

Bayerische Motoren Werke AG	41,225	1,671,952
Deutsche Post AG	144,737	2,354,135
E.ON AG	63,567	2,263,873
Merck KGaA	19,110	1,504,022
Muenchener Rueckversicherungs AG	17,500	2,708,152
Rhoen-Klinikum AG	56,666	1,399,669
SAP AG ADR#	44,280	1,974,002
Siemens AG ADR#	39,400	3,398,644

		17,274,449

Hong Kong - 0.3%

Cheung Kong Holdings, Ltd.	96,324	1,177,657

Ireland - 1.5%

Accenture PLC, Class A	84,340	3,371,070
Covidien PLC	25,291	1,242,294
CRH PLC	68,271	1,550,593

		6,163,957

Israel - 0.6%

Check Point Software Technologies†#	73,229	2,387,265

Italy - 0.8%

ENI SpA	73,669	1,662,160
Intesa Sanpaolo SpA†	401,765	1,412,791

		3,074,951

Japan - 1.5%

FUJIFILM Holdings Corp.	44,607	1,418,869
Mitsubishi UFJ Financial Group, Inc.	116,000	586,234
Nintendo Co., Ltd.	8,524	2,318,927
Toyota Motor Co. ADR	21,910	1,639,525

		5,963,555

Netherlands - 1.6%

ING Groep CVA	221,901	1,983,625
Koninklijke Philips Electronics NV#	98,376	2,875,986
Reed Elsevier NV	155,953	1,787,166

		6,646,777

Norway - 1.1%

Statoil ASA	64,620	1,448,953
Telenor ASA†#	241,162	3,048,602

		4,497,555

Russia - 0.3%

OAO Gazprom ADR	47,700	1,060,848

Singapore - 1.7%

DBS Group Holdings, Ltd.	329,095	3,277,606
Singapore Telecommunications, Ltd.	1,667,000	3,616,952

		6,894,558

South Africa - 0.6%

Sasol, Ltd. ADR	63,630	2,330,767

South Korea - 1.4%

KB Financial Group, Inc. ADR†	29,280	1,225,954
Samsung Electronics Co., Ltd.	6,747	4,327,759

		5,553,713

Spain - 1.0%

Telefonica SA ADR	56,803	3,986,434

Switzerland - 3.4%

ACE, Ltd.	57,657	2,882,273
Adecco SA	26,910	1,337,672
Basilea Pharmaceutica AG†	2,030	149,286
Lonza Group AG	15,340	1,208,065
Novartis AG	43,790	2,435,609
Roche Holding AG	12,960	2,164,323
Tyco Electronics, Ltd.	71,521	1,833,083
Tyco International, Ltd.#	50,931	1,836,572

		13,846,883

Taiwan - 0.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	384,914	705,681

Turkey - 0.3%

Turkcell Iletisim Hizmet AS ADR	70,590	1,045,438

United Kingdom - 7.4%

Aviva PLC	328,540	1,955,237
BAE Systems PLC	411,019	2,345,819
BP PLC	364,085	3,212,691
British Sky Broadcasting Group PLC	133,728	1,109,261
G4S PLC	569,643	2,351,277
GlaxoSmithKline PLC	126,106	2,334,356
HSBC Holdings PLC	88,253	976,085
Kingfisher PLC	285,880	937,206
Marks & Spencer Group PLC	190,700	959,862
Pearson PLC	118,479	1,647,589
Royal Dutch Shell PLC, Class B	97,886	2,561,988
Tesco PLC	315,020	2,015,997
Unilever PLC	101,385	2,974,346
Vodafone Group PLC ADR#	163,547	3,560,418
Wolseley PLC†	46,383	1,096,234

		30,038,366

United States - 15.2%

Amgen, Inc.†	66,240	3,749,846
AON Corp.#	37,700	1,543,438
Biogen Idec, Inc.†#	10,060	553,401
Bristol-Myers Squibb Co.#	44,350	1,087,019
Cisco Systems, Inc.†	141,870	3,451,697

Security Description
COMMON STOCK (continued)
United States (continued)
Comcast Corp., Special Class A#		171,115	2,650,571
CVS Caremark Corp.		74,220	2,504,925
Dr Pepper Snapple Group, Inc.		100,860	3,202,305
Home Depot, Inc.#		20,410	636,792
Isis Pharmaceuticals, Inc.†#		40,300	356,252
Merck & Co., Inc.		100,530	3,707,546
Microsoft Corp.		144,404	4,138,619
News Corp., Class A#		206,437	2,760,063
Onyx Pharmaceuticals, Inc.†#		16,930	469,977
Oracle Corp.		89,720	2,211,598
Pfizer, Inc.		223,479	3,922,056
PG&E Corp.#		64,820	2,717,254
Quest Diagnostics, Inc.#		35,590	2,019,733
Regeneron Pharmaceuticals, Inc.†#		20,570	503,142
Target Corp.		33,413	1,721,438
The Bank of New York Mellon Corp.		83,410	2,378,853
The Progressive Corp.#		150,810	2,586,391
The Walt Disney Co.#		37,070	1,158,067
Time Warner Cable, Inc.#		44,108	2,059,403
Time Warner, Inc.		64,972	1,886,787
United Parcel Service, Inc., Class B		35,370	2,077,634
Viacom, Inc., Class B†		90,980	2,697,557
Watson Pharmaceuticals, Inc.†		66,670	2,652,799

			61,405,163

Total Common Stock
(cost $216,271,577)			197,010,590

PREFERRED STOCK - 1.3%
Brazil - 1.3%

Petroleo Brasileiro SA ADR		59,980	2,303,232
Vale SA, Class A ADR		125,110	3,077,706

Total Preferred Stock
(cost $3,074,986)			5,380,938

CORPORATE BONDS & NOTES - 0.6%
Germany - 0.4%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,493,819

Venezuela - 0.2%

Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11		1,160,000	1,001,950

Total Corporate Bonds & Notes
(cost $2,461,213)			2,495,769

GOVERNMENT AGENCIES - 41.2%
Argentina - 0.9%

Republic of Argentina Senior Bonds 0.39% due 08/03/12(1)		11,593,000	3,753,234

Australia - 2.4%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,291,776
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,300,193
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	1,861,495
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,342,029
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	959,008

			9,754,501

Brazil - 3.2%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	2,728,606
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,877,769
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,092,148
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,546,522
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,573,884

			12,818,929

Canada - 0.1%

Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	379,628

Hungary - 1.2%

Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	170,619
Republic of Hungary Bonds 3.88% due 02/24/20	EUR	495,000	606,615
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	907,407
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	3,031,017

			4,715,658

Indonesia - 3.9%

Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	111,000

Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,254,900
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	120,250
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	290,596
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	779,268
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	632,283
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	137,988
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	170,289
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,653,746
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,496,677
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,607,200
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,026,583
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,088,198
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	534,391

			15,903,369

Lithuania - 0.9%

Republic of Lithuania Bonds 7.38% due 02/11/20*		3,560,000	3,702,535

Luxembourg - 0.8%

European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,486,769
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,756,934

			3,243,703

Malaysia - 0.8%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,043,689
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	268,231
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	899,681

			3,211,601

Mexico - 5.4%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,505,768
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,656,980
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,315,603
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	386,801
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	10,028,345
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,682,495

			21,575,992

Norway - 0.8%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,828,100
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	386,591

			3,214,691

Poland - 4.7%

Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	2,035,564
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	8,644,169
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,892,059
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	533,015
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,103,463
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,813,880

			19,022,150

Qatar - 0.5%

State of Qatar Senior Notes 6.55% due 04/09/19*		1,630,000	1,809,300

Russia - 2.0%

Russian Federation Bonds 7.50% due 03/31/30*(2)		7,121,440	8,068,592

South Africa - 1.3%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	375,858
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	716,568
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	700,000
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	132,300
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,208,275

			5,133,001

South Korea - 7.1%

KDICB Redemption Fund Bond Bonds 5.28% due 02/15/13	KRW	1,104,000,000	960,304
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,314,962
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	8,182,406
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	69,620
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,989,744
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	241,970,000	215,008
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,191,798
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,656,569
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,891,330

			28,471,741

Sweden - 3.7%

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	10,036,844
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,235,353
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	539,673

			14,811,870

United Arab Emirates - 0.4%

Emirate of Abu Dhabi Notes 6.75% due 04/08/19#*		1,600,000	1,800,942

United States - 0.4%

Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,582,311

Venezuela - 0.3%

Republic of Venezuela Notes 10.75% due 09/19/13		1,415,000	1,325,855

Vietnam - 0.4%

Republic of Vietnam Bonds 6.75% due 01/29/20#*		1,695,000	1,701,850

Total Government Agencies
(cost $152,928,228)			166,001,453

MUNICIPAL BONDS & NOTES - 1.7%
United States - 1.7%

Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39		380,000	384,264
California State/CA General Obligation 6.00% due 04/01/38		3,140,000	3,235,016
Las Vegas Valley Water District General Obligation Series I 5.00% due 06/01/26		250,000	257,413
Lewisville Independent School District/TX General Obligation 5.00% due 08/15/26		345,000	376,154
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	244,028
Metropolitan Transportation Authority/NY Revenue Bonds Series B-AGC-ICC 5.25% due 11/15/20		270,000	307,711

Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21		260,000	304,645
Palomar Pomerado Health/CA General Obligation Series A 5.13% due 08/01/37		1,310,000	1,226,749
Regional Transportatin District/CO Revenue Bonds Series A 5.00% due 11/01/27		370,000	390,542

Total Municipal Bonds & Notes
(cost $6,589,672)			6,726,522

Total Long-Term Investment Securities
(cost $381,325,676)			377,615,272

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Collective Investment Pool - 3.9%

Securities Lending Quality Trust(3)(4)		15,653,346	15,604,246

Foreign Government Treasuries - 0.4%

Egypt Treasury Bills 9.75% due 08/03/10	EGP	425,000	74,245
Egypt Treasury Bills 9.85% due 08/31/10	EGP	175,000	30,334
Egypt Treasury Bills 9.90% due 08/24/10	EGP	125,000	21,755
Egypt Treasury Bills 10.10% due 10/05/10	EGP	125,000	21,450
Egypt Treasury Bills 10.25% due 08/17/10	EGP	900,000	156,615
Egypt Treasury Bills 10.25% due 11/02/10	EGP	375,000	63,855
Egypt Treasury Bills 10.30% due 11/02/10	EGP	300,000	51,084
Egypt Treasury Bills 10.35% due 12/21/10	EGP	125,000	20,972
Egypt Treasury Bills 10.55% due 12/21/10	EGP	225,000	37,749
Egypt Treasury Bills 10.69% due 02/08/11	EGP	1,675,000	277,196
Egypt Treasury Bills 10.74% due 02/08/11	EGP	1,425,000	235,823
Egypt Treasury Bills 10.87% due 02/08/11	EGP	1,775,000	293,745
Egypt Treasury Bills 10.92% due 02/08/11	EGP	1,775,000	293,745

			1,578,568

U.S. Government Agencies - 3.9%

Federal Home Loan Bank Disc Notes 0.03% due 03/01/10		15,405,000	15,405,000
Federal Farm Credit Bank Disc. Notes 0.03% due 03/01/10		275,000	275,000

			15,680,000

Total Short-Term Investment Securities
(cost $32,911,129)			32,862,813

TOTAL INVESTMENTS -
(cost $414,236,805)(5)		101.9%	410,478,085
Liabilities in excess of other assets		(1.9)	(7,727,099)

NET ASSETS -		100.0%	$402,750,986

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $20,065,569 representing 5.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 28, 2010, the Fund had loaned securities with a total value of $18,103,589. This was secured by collateral of $15,653,346, which was received in cash and subsequently invested in short-term investments currently valued at $15,604,246 as reported in the Portfolio of Investments. The remaining collateral of $2,879,496 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Bank	0.50% to 1.00%	01/05/11-07/26/12
United States Treasury Bills	zero coupon	06/17/10-02/10/11
United States Treasury Notes	1.38% to 4.50%	05/15/10-07/15/18
United States Treasury Bonds	4.38% to 4.50%	05/15/38-11/15/39

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	630,473	SEK	6,934,000	07/15/2010	$114,456
EUR	296,864	MYR	1,491,000	07/16/2010	30,837
EUR	334,440	MYR	1,683,000	07/20/2010	35,608
EUR	430,014	MYR	2,164,000	07/23/2010	45,712
EUR	428,676	MYR	2,164,000	07/27/2010	47,419
EUR	650,500	SEK	6,934,000	07/27/2010	87,231
EUR	774,391	NOK	6,799,000	08/20/2010	86,833
EUR	775,195	NOK	6,799,000	08/23/2010	85,573
EUR	773,748	NOK	6,799,000	09/07/2010	86,712
EUR	204,400	USD	300,948	09/20/2010	22,780
EUR	2,339,367	SEK	23,782,000	09/22/2010	151,967
EUR	885,208	SEK	9,000,000	09/23/2010	57,636
EUR	1,333,312	USD	1,954,942	09/23/2010	140,458
EUR	586,635	USD	868,572	09/24/2010	70,232
EUR	39,232	MYR	200,000	09/28/2010	4,748
EUR	509,152	CNY	5,013,880	10/15/2010	42,642
EUR	510,083	CNY	5,038,333	10/18/2010	45,052
EUR	681,747	CNY	6,753,219	10/19/2010	63,083
EUR	838,844	USD	1,251,991	11/18/2010	110,679
EUR	927,570	NOK	7,931,000	11/29/2010	61,830
EUR	190,735	USD	285,816	11/29/2010	26,318
EUR	297,971	NOK	2,570,000	12/01/2010	23,536
EUR	328,084	CNY	3,265,000	12/06/2010	33,536
EUR	195,111	USD	293,539	12/07/2010	28,093
EUR	1,203,000	USD	1,730,155	01/10/2011	93,593
EUR	4,361,000	USD	6,234,365	01/11/2011	301,669
EUR	1,790,639	USD	2,595,183	01/13/2011	159,211
EUR	462,350	USD	670,870	01/14/2011	41,893
EUR	375,660	USD	538,828	01/19/2011	27,789
EUR	664,629	USD	935,133	01/25/2011	30,997
EUR	177,000	USD	247,853	01/31/2011	7,072
EUR	906,268	NOK	7,552,200	02/08/2011	23,292
EUR	4,156,000	USD	5,702,586	02/08/2011	49,070
EUR	3,081,366	NOK	25,637,600	02/09/2011	72,279
EUR	2,870,000	USD	3,920,215	02/09/2011	16,085
EUR	1,810,000	USD	2,473,694	02/10/2011	11,512
EUR	1,210,000	USD	1,663,895	02/11/2011	17,910
EUR	1,064,000	USD	1,447,678	02/16/2011	313
EUR	1,698,000	USD	2,332,840	02/18/2011	23,049
NZD	1,481,419	USD	1,019,587	01/28/2011	12,210
*USD	309,947	CLP	186,960,000	03/03/2010	46,343
*USD	495,918	CLP	303,700,000	03/04/2010	82,853
*USD	309,951	CLP	190,310,000	03/05/2010	52,734
USD	291,745	CLP	179,490,000	03/08/2010	50,337
USD	309,955	CLP	190,700,000	03/09/2010	53,497
*USD	72,089	CLP	39,000,000	03/10/2010	2,242
USD	698,549	CLP	373,200,000	03/12/2010	12,762
USD	701,487	CLP	372,560,000	03/16/2010	8,650
USD	133,573	CLP	70,600,000	03/19/2010	1,004
USD	414,135	INR	21,429,000	04/09/2010	49,309
USD	887,408	INR	45,950,000	04/12/2010	106,052
USD	591,604	INR	30,864,000	04/13/2010	75,622
USD	591,603	INR	30,296,000	04/15/2010	63,213
USD	503,685	INR	25,756,000	04/19/2010	52,780
USD	204,623	MYR	740,795	04/19/2010	12,422
USD	591,250	MYR	2,123,000	04/20/2010	30,731
USD	218,486	CLP	128,186,000	04/23/2010	26,097
USD	213,541	CLP	125,169,000	04/26/2010	25,313
USD	415,272	INR	21,520,000	04/26/2010	49,347
USD	338,303	CLP	198,313,000	04/27/2010	40,143
USD	59,324	INR	3,070,000	04/27/2010	6,951
USD	304,472	CLP	179,520,000	04/28/2010	38,124
USD	296,631	INR	15,232,000	04/28/2010	32,164
USD	296,634	INR	15,247,000	04/30/2010	32,418
USD	144,339	CLP	77,900,000	05/10/2010	4,382
USD	489,221	CLP	280,490,000	05/18/2010	46,392
USD	101,244	CLP	56,510,000	05/26/2010	6,689
USD	200,460	CLP	113,280,000	05/28/2010	15,916
USD	40,089	CLP	22,590,000	06/01/2010	3,065
USD	594,083	INR	29,157,000	06/01/2010	33,669
USD	17,814	INR	864,000	06/02/2010	786
USD	89,104	INR	4,277,000	06/03/2010	2,967
USD	594,091	INR	28,552,000	06/04/2010	20,506
USD	297,045	INR	14,276,000	06/07/2010	10,189
USD	268,217	INR	12,934,000	06/08/2010	10,117
USD	119,527	INR	5,815,000	06/10/2010	5,591
USD	298,807	INR	14,522,000	06/11/2010	13,635
USD	298,789	INR	14,554,000	06/16/2010	14,232
USD	268,925	INR	13,258,000	06/21/2010	16,123
USD	204,199	INR	10,067,000	06/22/2010	12,228
USD	306,283	INR	15,233,000	06/24/2010	21,159
USD	204,192	INR	10,230,000	06/25/2010	15,693
USD	1,585,177	MYR	5,625,000	06/29/2010	57,051
USD	408,396	INR	20,236,000	07/09/2010	26,136
USD	224,611	INR	11,255,000	07/12/2010	17,020
USD	255,848	MYR	912,824	07/12/2010	10,485
USD	985,374	MYR	3,537,000	07/13/2010	46,560
USD	450,528	MYR	1,621,000	07/16/2010	22,336
USD	51,040	INR	2,552,000	07/19/2010	3,722
USD	51,040	INR	2,552,000	07/20/2010	3,718
USD	716,086	MYR	2,557,000	07/20/2010	29,676
USD	878,001	MYR	3,109,000	07/23/2010	28,624
USD	920,845	MYR	3,269,000	07/27/2010	32,253
USD	250,404	MYR	883,000	07/30/2010	7,003
USD	514,580	MYR	1,800,000	08/06/2010	9,968
USD	294,724	ILS	1,120,000	08/19/2010	679
USD	187,201	ILS	715,500	08/20/2010	1,510
USD	360,853	INR	18,021,000	08/20/2010	24,991
USD	320,204	ILS	1,221,000	08/23/2010	1,812
USD	312,730	INR	15,617,000	08/23/2010	21,573
USD	221,323	INR	11,044,000	09/01/2010	14,942
USD	858,926	PHP	41,489,000	10/04/2010	21,975
USD	1,145,256	PHP	55,058,000	10/05/2010	23,645
USD	152,709	PHP	7,272,000	10/06/2010	1,665
USD	477,192	PHP	22,596,000	10/07/2010	2,447
USD	1,145,230	PHP	54,261,000	10/08/2010	6,456
USD	207,238	PHP	9,792,000	10/21/2010	367
USD	1,192,421	PHP	56,795,000	10/25/2010	11,307
USD	685,586	INR	32,566,000	10/26/2010	8,474
USD	516,710	PHP	24,566,000	10/26/2010	3,904
USD	257,096	INR	12,138,000	10/27/2010	1,576
USD	158,982	PHP	7,593,000	10/28/2010	1,905
USD	1,842,000	AUD	2,211,537	02/08/2011	64,240
USD	1,888,000	KRW	2,228,406,400	02/09/2011	15,174
USD	286,506	CLP	155,000,000	02/10/2011	9,218
USD	427,413	CLP	229,020,000	02/11/2011	12,494
USD	144,392	CLP	76,600,000	02/14/2011	2,749
USD	288,685	CLP	152,700,000	02/16/2011	4,646
USD	200,318	CLP	104,900,000	02/18/2011	1,196
USD	1,415,039	CLP	741,890,000	02/22/2011	10,224
USD	133,472	CLP	70,400,000	02/23/2011	1,777
USD	133,473	CLP	69,900,000	02/24/2011	817
USD	1,110,198	CLP	581,490,000	02/25/2011	6,963
USD	418,761	CLP	219,160,000	02/28/2011	2,308
USD	962,795	CLP	504,100,000	03/01/2011	5,739
USD	76,938	CLP	40,200,000	03/02/2011	300
USD	363,881	CLP	190,310,000	03/04/2011	1,715

					4,178,702

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	347,750	USD	236,522	03/24/2010	$(74,425)
*CLP	186,960,000	USD	354,091	03/03/2010	(2,199)
*CLP	303,700,000	USD	575,189	03/04/2010	(3,581)
*CLP	190,310,000	USD	360,436	03/05/2010	(2,250)
*CLP	39,000,000	USD	73,654	03/10/2010	(676)
EUR	1,064,000	USD	1,446,934	02/16/2011	(432)
MXN	387,690	USD	28,664	03/22/2010	(1,609)
MXN	8,343,000	USD	614,314	12/02/2010	(16,434)
NZD	5,823,000	USD	3,766,316	08/05/2010	(254,999)
NZD	685,000	USD	445,524	08/12/2010	(27,284)
NZD	317,000	USD	205,765	08/13/2010	(13,022)
NZD	334,000	USD	220,473	08/16/2010	(9,995)
NZD	110,442	USD	74,317	02/14/2011	(667)
USD	491,898	ILS	1,864,000	08/17/2010	(244)
USD	245,878	ILS	932,000	08/19/2010	(61)
USD	1,456,201	ILS	5,519,000	09/08/2010	(1,124)
USD	1,452,590	ILS	5,469,000	10/05/2010	(11,429)
USD	114,529	PHP	5,384,000	10/12/2010	(293)
USD	116,036	MYR	394,093	10/13/2010	(1,558)
USD	660,174	PHP	30,948,000	10/13/2010	(3,584)
USD	62,175	PHP	2,916,000	10/15/2010	(320)
USD	207,230	PHP	9,682,000	10/18/2010	(1,905)
USD	103,611	PHP	4,878,000	10/19/2010	(173)
USD	632,416	CNY	4,173,000	10/21/2010	(20,151)
USD	414,453	PHP	19,500,000	10/21/2010	(1,024)
USD	672,135	CNY	4,425,205	10/25/2010	(22,770)
USD	1,137,211	CNY	7,508,097	10/26/2010	(35,414)
USD	678,188	CNY	4,486,553	10/27/2010	(19,772)
USD	1,856,924	AUD	2,129,500	12/01/2010	(6,594)
USD	391,212	CNY	2,591,000	12/06/2010	(10,386)
USD	748,081	AUD	853,000	12/09/2010	(7,600)
USD	1,856,467	AUD	2,128,000	12/10/2010	(9,387)
USD	330,657	CNY	2,198,867	12/13/2010	(7,343)
USD	663,289	CNY	4,410,209	12/14/2010	(14,793)
USD	666,206	CNY	4,427,271	12/15/2010	(15,166)
USD	713,092	MYR	2,432,356	12/16/2010	(8,528)
USD	462,329	MYR	1,576,495	12/17/2010	(5,694)
USD	550,806	MYR	1,886,510	12/21/2010	(4,455)
USD	729,822	MYR	2,508,772	12/22/2010	(3,286)
USD	356,120	MYR	1,224,911	12/23/2010	(1,401)
USD	402,355	MYR	1,385,872	12/28/2010	(1,098)
USD	3,883,566	ILS	14,495,800	01/07/2011	(70,488)
USD	915,157	PHP	42,561,000	01/13/2011	(18,929)
USD	146,034	PHP	6,830,000	01/14/2011	(2,222)
USD	454,803	PHP	21,209,000	01/18/2011	(8,367)
USD	515,827	PHP	24,053,000	01/19/2011	(9,565)
USD	634,991	CLP	319,210,000	01/27/2011	(21,974)
USD	1,640,651	CLP	831,490,000	01/28/2011	(43,818)
USD	854,942	CLP	443,230,000	01/31/2011	(3,706)
USD	2,201,943	CNY	14,622,000	02/01/2011	(46,131)
USD	242,745	INR	11,460,000	02/04/2011	(168)
USD	1,026,140	MYR	3,542,747	02/14/2011	(2,211)
USD	259,287	MYR	892,000	02/17/2011	(1,508)

					(852,213)

Net Unrealized Appreciation (Depreciation)					$3,326,489

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD - Australian Dollar

BRL – Brazilian Real

CLP - Chilean Peso

CNY - Yuan Renminbi

EGP – Egyptian Pound

EUR - Euro Dollar

IDR – Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN – Polish Zloty

SEK - Swedish Krona

USD - United States Dollar

Industry Allocation*
Sovereign	39.9%
Medical-Drugs	5.2
Oil Companies-Integrated	4.5
U.S. Government Agencies	3.9
Collective Investment Pool	3.9
Multimedia	2.8
Telephone-Integrated	2.3
Telecom Services	2.0
Insurance-Multi-line	1.9
Banks-Commercial	1.7
U.S. Municipal Bonds & Notes	1.7
Applications Software	1.6
Electric-Integrated	1.5
Cable/Satellite TV	1.4
Diversified Manufacturing Operations	1.3
Medical-Biomedical/Gene	1.2
SupraNational	1.2
Electronic Components-Misc.	1.2
Cellular Telecom	1.1
Transport-Services	1.1
Insurance-Reinsurance	1.1
Electronic Components-Semiconductors	1.1
Enterprise Software/Service	1.0
Networking Products	0.9
Computer Services	0.8
Auto-Cars/Light Trucks	0.8
Beverages-Non-alcoholic	0.8
Diversified Minerals	0.8
Food-Misc.	0.7
Medical-Generic Drugs	0.7
Insurance-Property/Casualty	0.6
Retail-Drug Store	0.6
Banks-Fiduciary	0.6
Security Services	0.6
Aerospace/Defense	0.6
Toys	0.6
Medical Labs & Testing Services	0.5
Food-Retail	0.5
Insurance-Life/Health	0.5
Regional Authority	0.4
Publishing-Books	0.4
Retail-Discount	0.4
Foreign Government Treasuries	0.4
Retail-Building Products	0.4
Building Products-Cement	0.4
Insurance Brokers	0.4
Photo Equipment & Supplies	0.4
Rubber-Tires	0.4
Medical-Hospitals	0.3
Human Resources	0.3
Medical Products	0.3
Investment Management/Advisor Services	0.3
Chemicals-Specialty	0.3
Real Estate Operations & Development	0.3
Distribution/Wholesale	0.3
Oil Companies-Exploration & Production	0.3
Retail-Major Department Stores	0.2
Therapeutics	0.2
Semiconductor Components-Integrated Circuits	0.2
Diversified Banking Institutions	0.1

101.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
United Kingdom	$30,038,366	$—	$—	$30,038,366
United States	61,405,163	—	—	61,405,163
Other Countries*	105,567,060	—	—	105,567,060
Preferred Stock	5,380,938	—	—	5,380,938
Corporate Bonds & Notes	—	2,495,769	—	2,495,769
Government Agencies	—	166,001,453	—	166,001,453
Municipal Bonds & Notes	—	6,726,522	—	6,726,522
Short-Term Investment Securities:
Collective Investment Pool	—	15,604,246	—	15,604,246
Foreign Government Treasuries	—	1,578,568	—	1,578,568
U.S. Government Agencies	—	15,680,000	—	15,680,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	4,178,702	—	4,178,702
Open Forward Foreign Currency Contracts - Depreciation	—	(852,213)	—	(852,213)

Total	$202,391,527	$211,413,047	$—	$413,804,574

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount/Shares	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES - 45.7%
Federal Farm Credit Bank - 2.5%

4.88% due 12/16/15#	$2,000,000	$2,209,272
4.88% due 01/17/17#	1,000,000	1,094,102

		3,303,374

Federal Home Loan Bank - 5.0%

4.75% due 09/11/15	1,000,000	1,088,232
4.88% due 11/27/13#	2,000,000	2,206,812
5.38% due 08/19/11	2,000,000	2,132,298
5.38% due 06/14/13	1,000,000	1,114,022

		6,541,364

Federal Home Loan Mtg. Corp. - 6.8%

4.50% due 09/01/19	538,993	568,610
4.75% due 11/17/15#	3,000,000	3,305,001
5.00% due 12/14/18	1,000,000	1,024,692
5.00% due 10/01/34	383,015	399,498
5.33% due 12/01/35(1)	140,437	147,343
5.50% due 12/01/36	299,461	317,058
5.75% due 01/15/12#	2,000,000	2,180,608
6.00% due 11/01/33	580,203	628,368
6.50% due 02/01/32	221,113	242,336
7.50% due 09/01/16	80,778	88,292
8.00% due 02/01/30	4,535	5,221
8.00% due 08/01/30	1,237	1,424
8.00% due 06/01/31	5,585	6,429

		8,914,880

Federal National Mtg. Assoc. - 21.4%

2.51% due 02/01/35(1)	28,457	28,799
2.88% due 10/12/10#	20,000,000	20,313,760
4.25% due 08/15/10	2,000,000	2,037,242
4.80% due 11/01/34(1)	90,288	93,486
5.00% due 02/16/12#	752,000	812,043
5.00% due 02/01/19	501,345	533,485
5.00% due 12/01/36	736,177	764,712
5.25% due 08/01/12#	1,000,000	1,087,190
5.31% due 01/01/36(1)	39,469	41,430
5.50% due 12/01/33	297,619	315,061
5.50% due 10/01/34	514,011	543,573
6.00% due 05/15/11#	1,000,000	1,066,400
6.00% due 06/01/35	194,720	207,964
6.50% due 02/01/17	65,077	70,880
6.50% due 07/01/32	47,770	51,862
7.00% due 09/01/31	91,439	101,568
11.50% due 09/01/19	320	357
12.00% due 01/15/16	73	81
12.50% due 09/20/15	104	119
13.00% due 11/01/15	242	269
14.50% due 11/15/14	138	158

		28,070,439

Government National Mtg. Assoc. - 10.0%

4.50% due December TBA	12,000,000	12,204,372
5.00% due 09/15/35	18,523	19,400
5.00% due 02/15/36	553,841	579,017
5.00% due 05/15/36	71,580	74,834
6.00% due 01/15/32	108,708	117,723
6.50% due 08/15/31	74,982	82,196
7.50% due 02/15/29	8,077	9,124
7.50% due 07/15/30	507	573
7.50% due 01/15/31	7,202	8,156
7.50% due 02/15/31	6,633	7,513

		13,102,908

Total U.S. Government Agencies
(cost $57,569,082)		59,932,965

U.S. GOVERNMENT TREASURIES - 41.2%
United States Treasury Bonds - 23.4%

zero coupon due 08/15/24 STRIPS#	2,040,000	1,051,881
2.00% due 01/15/26 TIPS#(2)	2,154,438	2,149,052
4.38% due 11/15/39#	8,000,000	7,797,504
4.75% due 02/15/37#	3,500,000	3,653,125
5.00% due 05/15/37#	5,000,000	5,421,095
6.25% due 08/15/23#	2,000,000	2,442,500
6.63% due 02/15/27#	1,000,000	1,280,000
7.50% due 11/15/16#	1,000,000	1,278,672
7.88% due 02/15/21#	3,000,000	4,105,782
8.75% due 08/15/20#	1,000,000	1,438,906

		30,618,517

United States Treasury Notes - 17.8%

3.63% due 08/15/19#	10,000,000	10,050,000
3.63% due 02/15/20	10,000,000	10,026,560
4.00% due 02/15/15#	1,000,000	1,083,438
4.25% due 08/15/13#	1,000,000	1,091,875
4.25% due 08/15/15#	1,000,000	1,092,500

		23,344,373

Total U.S. Government Treasuries
(cost $52,350,966)		53,962,890

Total Long-Term Investment Securities
(cost $109,920,048)		113,895,855

SHORT-TERM INVESTMENT SECURITIES - 23.1%
Collective Investment Pool - 15.5%

Securities Lending Quality Trust(3)(4)	20,290,339	20,226,694

U.S. Government Agencies - 7.6%

Federal Home Loan Bank Disc. Note
0.06% due 03/01/10	10,000,000	10,000,000

Total Short-Term Investment Securities
(cost $30,290,339)		30,226,694

REPURCHASE AGREEMENTS - 9.5%

Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(5)	10,877,000	10,877,000
UBS Securities LLC Joint Repurchase Agreement(5)	1,548,000	1,548,000

Total Repurchase Agreements
(cost $12,425,000)		12,425,000

TOTAL INVESTMENTS
(cost $152,635,387) (6)	119.5%	156,547,549
Liabilities in excess of other assets	(19.5)	(25,600,087)

NET ASSETS	100.0%	$130,947,462

#	The security or a portion thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 28, 2010, the Fund had loaned securities with a total value of $20,152,828. This was secured by collateral of $20,290,339, which was received in cash and subsequently invested in short-term investments currently value at $20,226,694 as reported in the portfolio of investments. The remaining collateral of $170,687 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

Federal Home Loan Mtg. Corp.	zero coupon - 8.25%	06/15/13 to 10/15/39
Federal National Mtg. Assoc.	zero coupon - 9.00%	05/25/14 to 02/25/50
United States Treasury Bonds	3.63% to 6.25%	08/15/19 to 08/15/23

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date.

           The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$3,303,374	$—	$3,303,374
Federal Home Loan Bank	—	6,541,364	—	6,541,364
Federal Home Loan Mtg Corp.	—	8,914,880	—	8,914,880
Federal National Mtg. Assoc.	—	28,070,439	—	28,070,439
Government National Mtg. Assoc.	—	13,102,908	—	13,102,908
U.S. Government Treasuries	—	53,962,890	—	53,962,890
Short Term Investment Securities:
Collective Investment Pool	—	20,226,694	—	20,226,694
U.S. Government Agencies	—	10,000,000	—	10,000,000
Repurchase Agreement	—	12,425,000	—	12,425,000

Total	$—	$156,547,549	$—	$156,547,549

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.0%
Aerospace/Defense - 1.2%

Raytheon Co.	27,100	$1,524,104
Rockwell Collins, Inc.	104,400	5,875,632
The Boeing Co.	5,611	354,391

		7,754,127

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	7,595	521,397

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	1,885	200,262

Agricultural Operations - 0.6%

Archer-Daniels-Midland Co.	140,500	4,125,080

Apparel Manufacturers - 0.4%

Coach, Inc.	31,272	1,139,552
Polo Ralph Lauren Corp.#	17,500	1,398,775

		2,538,327

Appliances - 0.8%

Whirlpool Corp.#	61,001	5,133,844

Applications Software - 4.3%

Intuit, Inc.†	4,479	144,940
Microsoft Corp.	977,995	28,029,337
Salesforce.com, Inc.†#	15,200	1,032,840

		29,207,117

Auto-Cars/Light Trucks - 0.9%

Ford Motor Co.†#	342,919	4,025,869
Honda Motor Co., Ltd.	13,000	450,672
Hyundai Motor Co.	9,640	955,772
Toyota Motor Corp.	23,500	880,804

		6,313,117

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp.†#	16,838	659,376
Oshkosh Corp.†	25,023	953,877

		1,613,253

Auto/Truck Parts & Equipment-Original - 0.8%

BorgWarner, Inc.†#	136,000	5,094,560
Johnson Controls, Inc.	13,207	410,738

		5,505,298

Banks-Commercial - 0.6%

Banco Santander Brasil SA ADR	68,100	814,476
Banco Santander SA	78,124	1,015,799
DnB NOR ASA†	20,280	220,330
Itau Unibanco Holding SA ADR	20,710	413,372
National Australia Bank, Ltd.	21,530	490,870
Powszechna Kasa Oszczednosci Bank Polski SA	72,360	918,397

		3,873,244

Banks-Super Regional - 1.1%

PNC Financial Services Group, Inc.	21,939	1,179,441
US Bancorp	20,750	510,657
Wells Fargo & Co.#	213,304	5,831,731

		7,521,829

Beverages-Non-alcoholic - 3.3%

Coca-Cola Enterprises, Inc.	44,306	1,132,019
PepsiCo, Inc.	142,311	8,890,168
The Coca-Cola Co.	234,117	12,342,648

		22,364,835

Beverages-Wine/Spirits - 0.1%

Pernod-Ricard SA#	7,934	597,748

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†#	28,250	879,987
Scripps Networks Interactive Inc., Class A#	81,100	3,209,938

		4,089,925

Building Products-Cement - 0.1%

Holcim, Ltd.†	8,920	589,961

Cable/Satellite TV - 0.1%

British Sky Broadcasting Group PLC	78,010	647,086
DirecTV, Class A†	2,414	81,714
DISH Network Corp., Class A	7,655	152,870

		881,670

Chemicals-Diversified - 1.1%

BASF SE	7,660	430,143
Celanese Corp., Class A	94,174	2,937,287
PPG Industries, Inc.	60,700	3,735,478

		7,102,908

Chemicals-Specialty - 0.2%

Eastman Chemical Co.#	16,671	992,758
Lubrizol Corp.	3,460	273,374
NewMarket Corp.#	934	83,173

		1,349,305

Coal - 0.1%

Peabody Energy Corp.	6,404	294,392
Walter Energy, Inc.	5,646	443,606

		737,998

Commercial Services-Finance - 1.8%

Experian PLC	125,090	1,157,774
Global Payments, Inc.	20,592	881,543
Lender Processing Services, Inc.	25,759	983,479
Mastercard, Inc., Class A	15,530	3,484,466
Paychex, Inc.#	142,600	4,269,444
Visa, Inc., Class A	13,470	1,148,722

		11,925,428

Computer Services - 0.4%

Accenture PLC, Class A	15,492	619,215
Cognizant Technology Solutions Corp., Class A†	26,965	1,297,826
Infosys Technologies, Ltd. ADR	7,870	447,803

		2,364,844

Computers - 8.1%

Apple, Inc.†	116,618	23,862,375
Dell, Inc.†	306,700	4,057,641
Hewlett-Packard Co.	322,312	16,370,226
International Business Machines Corp.#	77,017	9,793,482
Research In Motion, Ltd.†	8,429	597,448

		54,681,172

Computers-Integrated Systems - 0.2%

Teradata Corp.†	40,376	1,231,064

Computers-Memory Devices - 1.0%

EMC Corp.†	310,541	5,431,362
Seagate Technology†	26,483	527,277

Western Digital Corp.†	16,294	629,437

		6,588,076

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A†#	40,000	1,348,400

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	14,144	859,107

Cosmetics & Toiletries - 3.4%

Avon Products, Inc.	32,599	992,313
Colgate-Palmolive Co.	84,539	7,011,665
The Estee Lauder Cos., Inc., Class A	25,052	1,506,377
The Procter & Gamble Co.#	216,639	13,708,916

		23,219,271

Dental Supplies & Equipment - 0.0%

Sirona Dental Systems, Inc.†	5,558	199,477

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†	30,000	1,352,400

Dialysis Centers - 0.0%

Fresenius Medical Care AG & Co. KGaA	5,110	266,841

Distribution/Wholesale - 0.0%

Li & Fung, Ltd.	48,000	223,237

Diversified Banking Institutions - 1.5%

Credit Suisse Group AG	21,781	967,143
HSBC Holdings PLC	133,660	1,466,579
JP Morgan Chase & Co.	18,486	775,857
Julius Baer Group, Ltd.	17,914	557,306
Morgan Stanley	18,117	510,537
The Goldman Sachs Group, Inc.	39,210	6,130,484

		10,407,906

Diversified Manufacturing Operations - 4.1%

3M Co.	114,697	9,192,965
Carlisle Cos., Inc.	21,828	748,700
Cooper Industries PLC, Class A	19,950	904,932
Danaher Corp.	23,680	1,751,610
Eaton Corp.	74,915	5,103,210
Honeywell International, Inc.#	83,200	3,341,312
Illinois Tool Works, Inc.	97,100	4,419,992
ITT Corp.	9,782	501,132
Leggett & Platt, Inc.	2,012	38,127
Textron, Inc.	75,900	1,511,928

		27,513,908

Diversified Minerals - 0.5%

BHP Billiton, Ltd.	61,681	2,271,947
BHP Billiton, Ltd. ADR#	7,420	544,109
Xstrata PLC†	42,350	665,125

		3,481,181

E-Commerce/Products - 0.8%

Amazon.com, Inc.†	45,561	5,394,422

E-Commerce/Services - 0.6%

NetFlix, Inc.†#	15,133	999,535
priceline.com, Inc.†#	7,352	1,667,139
Rakuten, Inc.#	1,786	1,377,016

		4,043,690

Electric Products-Misc. - 0.2%

Emerson Electric Co.	25,693	1,216,307

Electric-Integrated - 0.0%

Constellation Energy Group, Inc.	6,823	239,283

Electronic Components-Misc. - 0.9%

Garmin, Ltd.#	30,621	978,341
Jabil Circuit, Inc.	229,100	3,475,447
Nidec Corp.#	16,600	1,612,449

		6,066,237

Electronic Components-Semiconductors - 2.1%

Altera Corp.	56,300	1,375,409
ARM Holdings PLC	42,710	132,723
Broadcom Corp., Class A	117,271	3,672,928
Cree, Inc.†#	29,300	1,987,419
Intel Corp.	89,151	1,830,270
LSI Corp.†	94,124	507,328
NVIDIA Corp.†#	111,955	1,813,671
QLogic Corp.†#	75,900	1,381,380
Samsung Electronics Co., Ltd. GDR	460	146,970
Texas Instruments, Inc.	56,118	1,368,157

		14,216,255

Electronic Forms - 0.7%

Adobe Systems, Inc.†	131,925	4,571,201

Electronic Measurement Instruments - 0.0%

National Instruments Corp.	948	29,976

Enterprise Software/Service - 1.8%

Oracle Corp.	502,054	12,375,631

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.#	22,067	910,484

Finance-Auto Loans - 0.1%

AmeriCredit Corp.†#	19,423	432,162

Finance-Credit Card - 1.1%

American Express Co.	185,320	7,077,371

Finance-Investment Banker/Broker - 0.7%

The Charles Schwab Corp.	260,800	4,775,248

Finance-Leasing Companies - 0.1%

ORIX Corp.#	11,190	858,977

Finance-Other Services - 0.1%

BM&FBOVESPA SA	67,500	442,243

Food-Catering - 0.2%

Compass Group PLC	219,953	1,635,333

Food-Confectionery - 0.2%

The Hershey Co.#	26,295	1,045,489
The J.M. Smucker Co.	4,050	241,704

		1,287,193

Food-Misc. - 2.1%

Campbell Soup Co.#	6,404	213,445
ConAgra Foods, Inc.	41,230	1,008,486
Corn Products International, Inc.	3,276	106,732
General Mills, Inc.	98,260	7,075,703
Kellogg Co.	96,515	5,033,257

Lancaster Colony Corp.#	8,045	462,909

		13,900,532

Food-Retail - 0.1%

Metro AG	3,834	196,581
Whole Foods Market, Inc.†	15,827	561,700

		758,280

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	25,880	747,932

Garden Products - 0.1%

Toro Co.	7,061	310,825

Gold Mining - 0.5%

Newmont Mining Corp.	63,692	3,138,742

Home Furnishings - 0.1%

Tempur-Pedic International, Inc.†#	31,334	889,886

Hospital Beds/Equipment - 0.0%

Hill-Rom Holdings, Inc.#	11,297	296,433

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.#	119,345	4,618,651

Human Resources - 0.2%

Adecco SA	28,770	1,430,131

Import/Export - 0.0%

Mitsubishi Corp.	12,400	309,843

Industrial Automated/Robotic - 0.9%

Fanuc, Ltd.#	3,900	381,023
Nordson Corp.	5,735	377,363
Rockwell Automation, Inc.#	100,156	5,417,438

		6,175,824

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	18,900	1,296,162
Airgas, Inc.#	25,400	1,629,156

		2,925,318

Instruments-Scientific - 0.6%

Thermo Fisher Scientific, Inc.†	58,100	2,833,537
Waters Corp.†	18,754	1,118,864

		3,952,401

Insurance-Life/Health - 1.1%

Aflac, Inc.	150,839	7,458,989

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	31,740	600,124

Internet Application Software - 0.2%

Tencent Holdings, Ltd.	58,000	1,133,526

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	74,387	4,150,795

Internet Security - 0.0%

Symantec Corp.†	8,537	141,287
VeriSign, Inc.†#	1,200	29,904

		171,191

Investment Management/Advisor Services - 0.0%

BlackRock, Inc.#	159	34,789
GAMCO Investors, Inc., Class A#	3,003	130,660
T. Rowe Price Group, Inc.	246	12,470

		177,919

Machinery-Construction & Mining - 0.4%

Atlas Copco AB, Class A	46,570	659,053
Caterpillar, Inc.#	39,007	2,225,349

		2,884,402

Machinery-Electrical - 0.1%

SMC Corp.#	5,400	674,050

Machinery-Pumps - 0.0%

Graco, Inc.	7,466	204,643

Medical Information Systems - 0.1%

Cerner Corp.†#	10,600	879,270

Medical Instruments - 1.3%

Beckman Coulter, Inc.	9,091	596,006
Bruker Corp.†	1,647	20,587
Edwards Lifesciences Corp.†#	45,300	4,159,899
ev3, Inc.†#	42,423	617,255
Getinge AB, Class B#	31,321	722,204
Intuitive Surgical, Inc.†#	3,655	1,268,797
Medtronic, Inc.	35,049	1,521,127

		8,905,875

Medical Products - 4.4%

Baxter International, Inc.	116,865	6,653,125
Becton, Dickinson and Co.	44,451	3,461,399
Covidien PLC	100,340	4,928,701
Johnson & Johnson	222,298	14,004,774
Sonova Holding AG#	4,070	507,684

		29,555,683

Medical Sterilization Products - 0.1%

STERIS Corp.#	26,336	832,481

Medical-Biomedical/Gene - 3.2%

Alexion Pharmaceuticals, Inc.†#	51,666	2,558,500
Amgen, Inc.†	154,774	8,761,756
Celgene Corp.†	17,680	1,052,314
Gilead Sciences, Inc.†	138,021	6,571,180
Millipore Corp.†	3,526	332,890
Myriad Genetics, Inc.†	2,960	68,080
Talecris Biotherapeutics Holdings Corp.†#	59,198	1,268,021
Vertex Pharmaceuticals, Inc.†#	22,000	893,420

		21,506,161

Medical-Drugs - 3.9%

Abbott Laboratories	260,834	14,158,069
Allergan, Inc.	68,118	3,980,135
Eli Lilly & Co.	40,968	1,406,841
Novartis AG	26,390	1,467,817
Novo Nordisk A/S, Class B†	42,500	3,001,500
Roche Holding AG	8,010	1,337,672
Valeant Pharmaceuticals International†#	33,248	1,237,491

		26,589,525

Medical-Generic Drugs - 0.4%

Perrigo Co.#	44,945	2,227,924

Teva Pharmaceutical Industries, Ltd. ADR	7,750	465,077

		2,693,001

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.#	112,100	3,143,284

Metal Processors & Fabrication - 0.1%

Timken Co.	26,794	702,807

Metal-Copper - 0.1%

Antofagasta PLC	37,540	505,724

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	15,040	848,256

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	15,376	410,847

Multimedia - 0.5%

The Walt Disney Co.#	109,500	3,420,780

Networking Products - 2.4%

Cisco Systems, Inc.†	665,855	16,200,252

Oil Companies-Exploration & Production - 2.0%

Apache Corp.#	28,090	2,911,248
EOG Resources, Inc.	24,800	2,332,440
EXCO Resources, Inc.	25,552	483,188
Occidental Petroleum Corp.	65,388	5,221,232
Southwestern Energy Co.†	57,431	2,443,689

		13,391,797

Oil Companies-Integrated - 0.8%

BG Group PLC	84,400	1,473,536
Chevron Corp.	7,970	576,231
Exxon Mobil Corp.	49,326	3,206,190

		5,255,957

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	32,200	1,324,386

Oil-Field Services - 1.4%

Petrofac, Ltd.	23,010	360,329
Saipem SpA	35,036	1,158,798
Schlumberger, Ltd.#	125,166	7,647,643

		9,166,770

Optical Supplies - 0.2%

Alcon, Inc.	6,881	1,099,033

Paper & Related Products - 0.1%

International Paper Co.	41,228	955,253

Pharmacy Services - 1.8%

Express Scripts, Inc.†	107,870	10,356,599
Medco Health Solutions, Inc.†	27,882	1,763,257

		12,119,856

Physical Therapy/Rehabilitation Centers - 0.1%

Healthsouth Corp.†#	44,124	763,345

Printing-Commercial - 0.0%

VistaPrint NV†	2,227	128,542

Retail-Apparel/Shoe - 1.0%

Abercrombie & Fitch Co., Class A#	79,900	2,909,958
J Crew Group, Inc.†#	49,881	2,098,992
Nordstrom, Inc.#	3,519	129,992
Ross Stores, Inc.#	25,267	1,235,809
The Gap, Inc.	2,214	47,601

		6,422,352

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	29,701	1,235,859

Retail-Building Products - 1.0%

Home Depot, Inc.#	226,300	7,060,560

Retail-Discount - 3.5%

Big Lots, Inc.†	17,671	591,979
Costco Wholesale Corp.	12,480	760,906
Dollar Tree, Inc.†	22,643	1,262,121
Family Dollar Stores, Inc.	9,165	302,353
Target Corp.	127,900	6,589,408
Wal-Mart Stores, Inc.	265,006	14,328,874

		23,835,641

Retail-Drug Store - 0.8%

Walgreen Co.	157,600	5,553,824

Retail-Jewelry - 0.1%

The Swatch Group AG, Class B	1,120	311,421

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	126,252	2,709,368

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	34,372	1,430,906

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd.	27,290	761,356

Retail-Office Supplies - 0.1%

Staples, Inc.	25,760	663,578

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.#	8,500	224,570

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.†	93,829	5,049,877

Retail-Restaurants - 0.7%

Chipotle Mexican Grill, Inc., Class A†#	18,700	1,958,077
McDonald’s Corp.	7,430	474,405
Panera Bread Co., Class A†#	9,345	680,223
Starbucks Corp.†	64,435	1,476,206

		4,588,911

Schools - 0.1%

Apollo Group, Inc., Class A†	6,470	387,424
ITT Educational Services, Inc.†	977	106,532

		493,956

Semiconductor Components-Integrated Circuits - 1.3%

Emulex Corp.†	29,000	368,300
Linear Technology Corp.#	192,800	5,238,376
Marvell Technology Group, Ltd.†	164,645	3,180,941

		8,787,617

Semiconductor Equipment - 0.2%

ASML Holding NV	52,410	1,615,800

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.#	5,379	361,361

Reckitt Benckiser Group PLC	28,587	1,502,964

		1,864,325

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	11,543	511,817

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	31,509	451,839

Telecom Services - 0.0%

NeuStar, Inc., Class A†	13,053	302,568

Telecommunication Equipment - 0.1%

Arris Group, Inc.†#	83,600	862,752

Therapeutics - 0.1%

BioMarin Pharmaceutical, Inc.†#	45,845	916,900

Tobacco - 0.4%

Philip Morris International, Inc.	55,613	2,723,925

Transactional Software - 0.1%

VeriFone Holdings, Inc.†#	27,200	524,960

Transport-Rail - 0.8%

Union Pacific Corp.#	83,400	5,618,658

Transport-Services - 1.5%

United Parcel Service, Inc., Class B	173,281	10,178,526

Vitamins & Nutrition Products - 0.5%

Mead Johnson Nutrition Co., Class A	65,026	3,075,730

Web Portals/ISP - 2.6%

Google, Inc., Class A†	33,108	17,441,294
NetEase.com, Inc. ADR†	8,147	316,593

		17,757,887

Wireless Equipment - 2.0%

American Tower Corp., Class A†	151,144	6,447,803
QUALCOMM, Inc.	196,212	7,199,018

		13,646,821

Total Long-Term Investment Securities
(cost $588,807,949)		669,747,197

SHORT-TERM INVESTMENT SECURITIES - 12.7%
Collective Investment Pool - 11.8%

Securities Lending Quality Trust(1)(2)	80,534,336	80,281,721

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/10	$6,175,000	6,175,000

Total Short-Term Investment Securities
(cost $86,709,336)		86,456,721

TOTAL INVESTMENTS
(cost $675,236,165)(3)	111.7%	756,203,918
Liabilities in excess of other assets	(11.7)	(79,487,506)

NET ASSETS	100.0%	$676,716,412

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 28, 2010, the fund had loaned securities with a total value of $78,970,257. This was secured by collateral of $80,534,336, which was received in cash and subsequently invested in short-term investments currently valued at $80,281,721 as reported in the Portfolio of Investments. The remaining collateral of $37,397 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Bank	0.50% to 1.00%	01/15/11-07/26/12
United States Treasury Notes	0.88% to 3.75%	01/31/11-11/15/18
United States Treasury Bonds	4.25% to 7.50%	11/15/24-05/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open Forward Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Apprecitation (Depreciation)
DKK 10,746,125	USD	1,954,090	3/31/2010	(11,259)

Currency Legend

DKK - Danish Krone

USD - United State Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$54,681,172	$—	$—	$54,681,172
Other Industries*	615,066,025	—	—	615,066,025
Short-Term Investment Securities:
Collective Investment Pool	—	80,281,721	—	80,281,721
Time Deposits	—	6,175,000	—	6,175,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	—	(11,259)	—	(11,259)

Total	$669,747,197	$86,445,462	$—	$756,192,659

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.1%
Aerospace/Defense - 5.5%

General Dynamics Corp.	18,000	$1,305,900
Raytheon Co.	42,000	2,362,080
Spirit Aerosystems Holdings, Inc., Class A†#	45,000	860,400

		4,528,380

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	19,000	1,304,350

Agricultural Chemicals - 0.9%

Monsanto Co.	11,000	777,150

Applications Software - 1.9%

Microsoft Corp.	55,600	1,593,496

Banks-Fiduciary - 1.1%

State Street Corp.	21,000	943,110

Banks-Super Regional - 1.5%

Wells Fargo & Co.	44,000	1,202,960

Beverages-Non-alcoholic - 2.5%

PepsiCo, Inc.	19,800	1,236,906
The Coca-Cola Co.	15,700	827,704

		2,064,610

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	60,000	986,400
DirecTV, Class A†	27,000	913,950

		1,900,350

Computers - 4.8%

Apple, Inc.†	7,000	1,432,340
Hewlett-Packard Co.	25,200	1,279,908
International Business Machines Corp.	10,000	1,271,600

		3,983,848

Computers-Memory Devices - 1.1%

EMC Corp.†	50,000	874,500

Consumer Products-Misc. - 1.3%

Kimberly-Clark Corp.	17,000	1,032,580

Cosmetics & Toiletries - 1.5%

The Procter & Gamble Co.	19,200	1,214,976

Diversified Banking Institutions - 6.2%

Bank of America Corp.	83,400	1,389,444
Citigroup, Inc.†	115,000	391,000
JP Morgan Chase & Co.	40,300	1,691,391
Morgan Stanley	30,000	845,400
The Goldman Sachs Group, Inc.	5,000	781,750

		5,098,985

Diversified Manufacturing Operations - 2.0%

General Electric Co.	100,100	1,607,606

Electric-Integrated - 3.5%

Exelon Corp.	19,000	822,700
FPL Group, Inc.	27,000	1,251,990
PG&E Corp.	20,200	846,784

		2,921,474

Electronic Components-Semiconductors - 1.6%

Intel Corp.	62,200	1,276,966

Enterprise Software/Service - 1.6%

Oracle Corp.	54,500	1,343,425

Finance-Credit Card - 1.1%

Discover Financial Services	65,000	887,250

Food-Misc. - 3.3%

H.J. Heinz Co.	30,000	1,377,000
Kraft Foods, Inc., Class A	46,600	1,324,838

		2,701,838

Forestry - 1.0%

Weyerhaeuser Co.	20,000	808,000

Industrial Gases - 0.9%

Praxair, Inc.	10,000	751,400

Insurance-Multi-line - 2.2%

Assurant, Inc.	32,000	976,640
MetLife, Inc.	23,000	836,970

		1,813,610

Insurance-Property/Casualty - 1.6%

Chubb Corp.	26,000	1,311,960

Medical Instruments - 1.5%

Medtronic, Inc.	28,000	1,215,200

Medical Products - 2.0%

Johnson & Johnson	25,500	1,606,500

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.†	15,000	849,150

Medical-Drugs - 4.9%

Abbott Laboratories	23,900	1,297,292
Merck & Co., Inc.	40,600	1,497,328
Pfizer, Inc.	70,500	1,237,275

		4,031,895

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	38,000	1,286,680

Metal-Copper - 0.9%

Freeport-McMoRan Copper & Gold, Inc.	10,000	751,600

Multimedia - 2.7%

The Walt Disney Co.	29,000	905,960
Viacom, Inc., Class B†	44,000	1,304,600

		2,210,560

Networking Products - 1.6%

Cisco Systems, Inc.†	53,100	1,291,923

Non-Hazardous Waste Disposal - 1.0%

Waste Management, Inc.#	26,000	858,520

Oil & Gas Drilling - 2.1%

Noble Corp.†	23,000	971,980
Transocean, Ltd.†	10,000	798,200

		1,770,180

Oil Companies-Exploration & Production - 2.2%

Apache Corp.	8,000	829,120
Occidental Petroleum Corp.	12,000	958,200

		1,787,320

Oil Companies-Integrated - 6.9%

Chevron Corp.	22,400	1,619,520
ConocoPhillips	25,000	1,200,000
Exxon Mobil Corp.#	29,900	1,943,500
Marathon Oil Corp.	32,000	926,400

		5,689,420

Oil-Field Services - 1.1%

Halliburton Co.	30,000	904,500

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	60,000	1,422,600

Retail-Discount - 3.2%

Target Corp.	26,000	1,339,520
Wal-Mart Stores, Inc.	24,000	1,297,680

		2,637,200

Retail-Restaurants - 1.6%

McDonald’s Corp.	20,000	1,277,000

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	77,000	942,480

Telephone-Integrated - 3.5%

AT&T, Inc.	64,200	1,592,802
Verizon Communications, Inc.	43,800	1,267,134

		2,859,936

Tobacco - 1.1%

Philip Morris International, Inc.	18,000	881,640

Transport-Rail - 2.1%

Union Pacific Corp.	26,000	1,751,620

Web Portals/ISP - 1.4%

Google, Inc., Class A†	2,200	1,158,960

Wireless Equipment - 0.9%

QUALCOMM, Inc.	20,000	733,800

Total Long-Term Investment Securities
(cost $75,955,805)		79,861,508

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Collective Investment Pool - 4.5%

Securities Lending Quality Trust(2)
(cost $3,732,100)	3,732,100	3,720,393

REPURCHASE AGREEMENT - 2.5%

Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement
(cost $1,998,000)(3)	$1,998,000	1,998,000

TOTAL INVESTMENTS
(cost $81,685,905)(1)	104.1%	85,579,901
Liabilities in excess of other assets	(4.1)	(3,361,656)

NET ASSETS	100.0%	$82,218,245

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level - 1 Unadjusted Quoted Prices	Level -2 Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$4,528,380	$—	$—	$4,528,380
Diversified Banking Institutions	5,098,985	—	—	5,098,985
Oil Companies - Integrated	5,689,420	—	—	5,689,420
Other Industries*	64,544,723	—	—	64,544,723
Short-Term Investment Securities:
Collective Investment Pool	—	3,720,393	—	3,720,393
Repurchase Agreement	—	1,998,000	—	1,998,000

Total	$79,861,508	$5,718,393	$—	$85,579,901

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$—

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 98.5%
Agricultural Chemicals - 0.7%

Monsanto Co.	16,800	$1,186,920

Applications Software - 0.4%

Nuance Communications, Inc.†	54,500	784,255

Chemicals-Diversified - 0.2%

Bayer AG	6,000	397,629

Chemicals-Specialty - 0.0%

Symyx Technologies, Inc.†	3,800	16,568

Dental Supplies & Equipment - 0.4%

DENTSPLY International, Inc.	21,000	694,890

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	11,900	628,439

Dialysis Centers - 0.9%

DaVita, Inc.†	24,800	1,527,928
Fresenius Medical Care AG & Co. KGaA	2,008	104,856

		1,632,784

Disposable Medical Products - 0.5%

C.R. Bard, Inc.	11,400	955,092

Drug Delivery Systems - 0.8%

Alkermes, Inc.†	122,900	1,408,434

E-Commerce/Products - 0.2%

Drugstore.Com, Inc.†	115,100	380,981

Enterprise Software/Service - 0.4%

MedAssets, Inc.†	32,500	703,625

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†	15,200	838,736

Heart Monitors - 0.4%

HeartWare International, Inc.†	15,800	608,932

Instruments-Scientific - 0.8%

Thermo Fisher Scientific, Inc.†	5,600	273,112
Waters Corp.†	19,500	1,163,370

		1,436,482

Insurance Brokers - 0.1%

Tempo Participacoes SA†	110,400	229,090

Medical Information Systems - 1.0%

Allscripts-Misys Healthcare Solutions, Inc.†	27,800	497,342
Cerner Corp.†	8,300	688,485
Computer Programs & Systems, Inc.	16,700	600,198

		1,786,025

Medical Instruments - 6.9%

AGA Medical Holdings, Inc.†	38,500	515,900
Arthrocare Corp.†	33,700	895,409
Beckman Coulter, Inc.	300	19,668
Boston Scientific Corp.†	76,800	594,432
Conceptus, Inc.†	81,100	1,591,993
Edwards Lifesciences Corp.†	19,300	1,772,319
Intuitive Surgical, Inc.†	4,360	1,513,530
Medtronic, Inc.	49,400	2,143,960
Micrus Endovascular Corp.†	33,300	673,659
St. Jude Medical, Inc.†	53,100	2,029,482
Stereotaxis, Inc.†	19,900	94,525
Volcano Corp.†	18,200	374,738

		12,219,615

Medical Labs & Testing Services - 1.3%

Covance, Inc.†	31,800	1,800,516
Fleury SA†	32,400	358,396
Laboratory Corp. of America Holdings†	1,900	139,289

		2,298,201

Medical Laser Systems - 0.3%

LCA-Vision, Inc.†	56,600	449,970

Medical Products - 10.6%

Baxter International, Inc.	65,244	3,714,341
CareFusion Corp.†	103,550	2,613,602
Covidien PLC	67,200	3,300,864
EnteroMedics, Inc.†	201,900	107,047
Fresenius SE	11,770	768,477
Henry Schein, Inc.†	59,900	3,404,117
Johnson & Johnson	1,600	100,800
Nobel Biocare Holding AG	25,173	640,192
Orthofix International N.V.†	3,200	109,088
PSS World Medical, Inc.†	4,000	84,360
Sonova Holding AG	866	108,023
Stryker Corp.	37,000	1,964,700
Synthes, Inc.	2,800	333,889
Wright Medical Group, Inc.†	66,400	1,118,840
Zimmer Holdings, Inc.†	5,600	321,048

		18,689,388

Medical-Biomedical/Gene - 28.1%

Acorda Therapeutics, Inc.†	23,675	714,511
Alexion Pharmaceuticals, Inc.†	143,520	7,107,110
AMAG Pharmaceuticals, Inc.†	11,900	454,461
Amgen, Inc.†	56,175	3,180,067
Amylin Pharmaceuticals, Inc.†	6,300	119,070
Basilea Pharmaceutica†	2,813	206,867
BioCryst Pharmaceuticals, Inc.†	28,000	179,200
Biogen Idec, Inc.†	6,600	363,066
Celgene Corp.†	62,040	3,692,621
Charles River Laboratories International, Inc.†	4,300	163,056
Cubist Pharmaceuticals, Inc.†	55,300	1,163,512
Dendreon Corp.†	16,200	505,926
Dyadic International, Inc.†	35,800	69,810
Exelixis, Inc.†	109,000	705,230
Facet Biotech Corp.†	16,100	263,879
Genmab A/S†	2,529	42,454
Genzyme Corp.†	4,500	257,400
Gilead Sciences, Inc.†	197,500	9,402,975
Human Genome Sciences, Inc.†	104,400	2,938,860
Illumina, Inc.†	65,600	2,382,592
Incyte Corp., Ltd.†	304,800	3,249,168
Intercell AG†	9,400	273,270
InterMune, Inc.†	2,000	27,480
Lexicon Pharmaceuticals, Inc.†	32,800	58,712
Life Technologies Corp.†	16,108	817,642
Micromet, Inc.†	36,800	273,792
Millipore Corp.†	7,900	745,839
Momenta Pharmaceuticals, Inc.†	22,600	330,864
Myriad Genetics, Inc.†	12,700	292,100
Newron Pharmaceuticals SpA†	9,000	158,762
OSI Pharmaceuticals, Inc.†	36,096	1,336,274
Regeneron Pharmaceuticals, Inc.†	55,700	1,362,422
Seattle Genetics, Inc.†	66,400	677,280
Sinovac Biotech, Ltd.†	35,000	230,650
The Medicines Co.†	219,100	1,687,070
Vertex Pharmaceuticals, Inc.†	95,494	3,878,011
Zymogenetics, Inc.†	36,400	194,376

		49,506,379

Medical-Drugs - 17.8%

Abbott Laboratories	1,400	75,992
Achillion Pharmaceuticals, Inc.†	19,300	44,969
Actelion, Ltd.†	7,700	392,437
Allergan, Inc.	39,700	2,319,671
Array Biopharma, Inc.†	12,000	26,880
Biodel, Inc.†	19,600	78,204
Biovitrum AB	67,000	349,575
Cadence Pharmaceuticals, Inc.†	70,900	608,322
Cardiome Pharma Corp.†	62,900	325,822

Cephalon, Inc.†	51,300	3,522,771
Chugai Pharmaceutical Co., Ltd.	62,500	1,206,455
Daiichi Sankyo Co., Ltd.	16,700	337,966
Elan Corp. PLC ADR†	192,300	1,319,178
Eli Lilly & Co.	600	20,604
Eurand NV†	21,484	190,778
Forest Laboratories, Inc.†	2,800	83,664
GlaxoSmithKline Pharmaceuticals, Ltd.	3,996	148,382
GlaxoSmithKline PLC	22,600	418,350
Hikma Pharmaceuticals PLC	50,500	423,513
Idenix Pharmaceuticals, Inc.†	71,500	194,480
Infinity Pharmaceuticals, Inc.†	35,850	219,043
Ipsen SA	11,987	608,651
King Pharmaceuticals, Inc.†	24,400	274,500
MAP Pharmaceuticals, Inc.†	16,200	222,264
Medicis Pharmaceutical Corp., Class A	24,400	549,000
Merck & Co., Inc.	148,304	5,469,452
Novo Nordisk A/S, Class B	7,946	561,175
Optimer Pharmaceuticals, Inc.†	24,500	292,775
Orexigen Therapeutics, Inc.†	12,400	77,872
Pfizer, Inc.	32,266	566,268
Pharmasset, Inc.†	28,200	598,122
Poniard Pharmaceuticals, Inc.†	55,300	86,268
Rigel Pharmaceuticals, Inc.†	19,800	149,490
Roche Holding AG	25,303	4,225,607
Salix Pharmaceuticals, Ltd.†	9,900	282,744
Shire PLC	32,600	699,398
Shire PLC ADR	31,100	2,006,572
Targacept, Inc.†	4,100	77,736
UCB SA	14,449	637,158
Valeant Pharmaceuticals International†	29,700	1,105,434
Vectura Group PLC†	138,600	135,256
XenoPort, Inc.†	48,100	384,800

		31,317,598

Medical-Generic Drugs - 4.4%

Mylan, Inc.†	27,700	591,118
Perrigo Co.	7,000	346,990
Sawai Pharmaceutical Co., Ltd.	12,000	825,258
Simcere Pharmaceutical Group ADR†	32,400	292,248
Teva Pharmaceutical Industries, Ltd. ADR	81,035	4,862,910
Towa Pharmaceutical Co., Ltd.	16,800	903,866

		7,822,390

Medical-HMO - 5.4%

Aetna, Inc.	27,700	830,723
AMERIGROUP Corp.†	63,300	1,663,524
Centene Corp.†	17,900	319,873
CIGNA Corp.	38,500	1,319,010
Humana, Inc.†	37,700	1,784,341
Triple-S Management Corp., Class B†	18,357	318,127
WellCare Health Plans, Inc.†	4,000	106,800
WellPoint, Inc.†	52,300	3,235,801

		9,578,199

Medical-Hospitals - 2.4%

Bangkok Dusit Medical Services PCL(1)	563,700	419,387
Community Health Systems, Inc.†	67,900	2,326,933
Health Management Associates, Inc., Class A†	89,200	650,268
Select Medical Holdings Corp.†	32,700	267,813
Tenet Healthcare Corp.†	105,200	554,404

		4,218,805

Medical-Wholesale Drug Distribution - 2.0%

A&D Pharma Holding NV GDR†	56,700	247,058
AmerisourceBergen Corp.	26,300	737,452
McKesson Corp.	27,900	1,650,285
Profarma Distribuidora de Produtos Farmaceuticos SA	83,200	821,342

		3,456,137

Patient Monitoring Equipment - 0.2%

Mindray Medical International, Ltd. ADR	7,800	297,648

Pharmacy Services - 5.7%

Catalyst Health Solutions, Inc.†	57,826	2,179,462
Express Scripts, Inc.†	25,700	2,467,457
Medco Health Solutions, Inc.†	69,600	4,401,504
SXC Health Solutions Corp.†	21,100	1,048,881

		10,097,304

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†	16,100	345,345

Physicians Practice Management - 0.4%

Healthways, Inc.†	40,500	608,310

Retail-Drug Store - 2.3%

CVS Caremark Corp.	61,949	2,090,779
Shoppers Drug Mart Corp.	25,800	1,078,882
Walgreen Co.	24,300	856,332

		4,025,993

Therapeutics - 2.8%

Alexza Pharmaceuticals, Inc.†	43,600	113,796
Allos Therapeutics, Inc.†	49,300	383,554
AVANIR Pharmaceuticals, Inc., Class A†	63,500	118,745
BioMarin Pharmaceutical, Inc.†	141,900	2,838,000
Neurocrine Biosciences, Inc.†	20,335	53,278
Onyx Pharmaceuticals, Inc.†	24,700	685,672
Pharmaxis, Ltd.†	66,710	153,649
Theravance, Inc.†	46,500	506,385
Transition Therapeutics, Inc.	4,522	11,947
Warner Chilcott PLC, Class A†	4,000	108,880

		4,973,906

Total Common Stock
(cost $159,208,060)		173,594,070

CONVERTIBLE PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%

Pacific Biosciences of California, Inc.,
Series E
8.00%(2)(3)(4)
(cost $135,905)	19,415	135,905

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc.
Expires 02/23/13
(Strike price $1.38)†(1)(3)(4)	82,200	219

Medical-Biomedical/Gene - 0.0%

Dyadic International, Inc.
Expires 05/30/10
(Strike price $6.33)†(3)(4)	4,560	0

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc.
Expires 10/05/16
(Strike price $2.77)†(1)(3)(4)	13,050	20,545
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
(Strike price $7.84)†(3)(4)	9,484	31,110
Poniard Pharmacueticals, Inc.
Expires 02/01/11
(Strike price $4.62)†(3)(4)	5,994	0

Poniard Pharmacueticals, Inc.
Expires 04/26/11
(Strike price $4.62)†(3)(4)	61,566	0

		51,655

Therapeutics - 0.0%

Favrille, Inc.
Expires 03/07/11
(Strike price $5.26)†(3)(4)	15,435	0
MannKind Corp.
Expires 08/05/10
(Strike price $12.23)†(3)(4)	15,000	0

		0

Total Warrants
(cost $15,396)		51,874

OPTIONS-PURCHASED - 0.0%
Options Purchased†(6)
(cost $53,388)	17,400	32,190

Total Long-Term Investment Securities
(cost $159,412,749)		173,814,039

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%

T. Rowe Price Reserve Investment Fund
(cost $5,668,912)	5,668,912	5,668,912

TOTAL INVESTMENTS
(cost $165,081,661)(5)	101.8%	179,482,951
Liabilities in excess of other assets	(1.8)	(3,187,588)

NET ASSETS	100.0%	$176,295,363

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $187,779 representing 0.1% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16
Strike Price $2.77
(Warrant)	10/5/2009	13,050	$1,631	$20,545	$1.57	0.01%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
Strike Price $7.84
(Warrant)	2/18/2009	9,484	1,186	31,110	3.28	0.02%
Dyadic International, Inc.
Expires 05/30/10
Strike Price $6.33
(Warrant)	12/1/2006	4,560	0	0	0.00	0.00%
EnteroMedics, Inc.
Expires 02/23/13
Strike Price $1.38
(Warrant)	2/23/2009	82,200	10,275	219	0.00	0.00%
Favrille, Inc.
Expires 03/07/11
Strike Price $5.26
(Warrant)	3/10/2006	15,435	1,929	0	0.00	0.00%
Mankind Corp.
Expires 08/05/10
Strike Price $12.23
(Warrant)	8/5/2005	15,000	375	0	0.00	0.00%
Pacific Biosciences of California, Inc.,
Series E (Convertible Preferred Stock) 8.00%	7/11/2008	19,415	135,905	135,905	7.00	0.08%
Poniard Pharmaceuticals, Inc.
Expires 02/01/11
Strike Price $4.62
(Warrant)	2/1/2006	5,994	0	0	0.00	0.00%
Expires 04/26/11
Strike Price $4.62
(Warrant)	4/26/2006	61,566	0	0	0.00	0.00%

				$187,779		0.11%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Options - Purchased

Open Call Options Contracts purchased at February 28, 2010 were as follows:
Issue	Contract Month	Strike Price	Number of Contracts	Cost	Market Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Intermune, Inc.	March 2010	$20.00	174	$53,388	$32,190	$(21,198)

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open call option contracts written at February 28, 2010 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Acorda Therapeautics, Inc.	Jan-11	$35.00	21	$4,662	$6,930	$(2,268)
Acorda Therapeautics, Inc.	Jan-11	40.00	21	2,667	3,990	(1,323)
Aetna, Inc.	Jul-10	35.00	40	4,258	3,240	1,018
Allergan, Inc.	Apr-10	60.00	40	7,180	5,800	1,380
AMAG Pharmaceuticals, Inc.	Mar-10	50.00	15	1,803	225	1,578
AMERIGROUP Corp.	Mar-10	25.00	119	14,137	26,775	(12,638)
AMERIGROUP Corp.	Jun-10	30.00	32	3,424	3,200	224
Amgen, Inc.	Mar-10	60.00	64	7,111	832	6,279
Amgen, Inc.	Jul-10	65.00	120	18,146	9,120	9,026
Baxter International, Inc.	May-10	62.50	41	5,043	1,845	3,198
CareFusion Corp.	Jun-10	27.50	76	12,714	7,220	5,494
Catalyst Health Solutions, Inc.	Jun-10	45.00	2	254	120	134
Celgene Corp.	Jan-11	70.00	60	18,120	19,200	(1,080)
Celgene Corp.	Jan-11	75.00	20	4,640	3,900	740
Cephalon, Inc.	May-10	75.00	79	10,561	9,085	1,476
Cerner Corp.	Mar-10	90.00	35	5,394	1,400	3,994
Community Health Systems, Inc.	Jun-10	45.00	32	5,509	1,120	4,389
Conceptus, Inc.	Aug-10	22.50	63	9,576	8,190	1,386
Covance, Inc.	May-10	60.00	64	20,288	12,480	7,808
Covance, Inc.	May-10	65.00	48	8,736	3,360	5,376
Covidien, Ltd.	Apr-10	50.00	16	2,474	1,760	714
Covidien, Ltd.	Jul-10	55.00	52	5,384	3,900	1,484
CVS Caremark Corp.	May-10	35.00	60	7,100	6,600	500
CVS Caremark Corp.	Jan-11	40.00	20	2,564	2,140	424
DaVita, Inc.	Apr-10	65.00	40	5,529	2,400	3,129
Express Scripts, Inc.	May-10	100.00	32	7,625	10,240	(2,615)
Genzyme Corp.	Apr-10	60.00	28	5,562	2,660	2,902
Gilead Sciences, Inc.	Mar-10	47.00	48	5,616	6,576	(960)
Gilead Sciences, Inc.	Mar-10	49.00	48	4,896	2,208	2,688
Gilead Sciences, Inc.	May-10	48.00	64	12,032	13,312	(1,280)
Gilead Sciences, Inc.	May-10	50.00	40	8,936	4,920	4,016
Gilead Sciences, Inc.	May-10	55.00	124	14,348	2,852	11,496
Gilead Sciences, Inc.	Aug-10	47.00	159	49,436	58,035	(8,599)
Gilead Sciences, Inc.	Aug-10	50.00	99	19,378	21,780	(2,402)
Gilead Sciences, Inc.	Aug-10	55.00	60	6,446	4,620	1,826
Gilead Sciences, Inc.	Jan-11	50.00	40	14,880	14,800	80
Gilead Sciences, Inc.	Jan-11	55.00	80	21,759	15,360	6,399
Gilead Sciences, Inc.	Jan-11	60.00	161	34,556	14,651	19,905
Gilead Sciences, Inc.	Jan-11	65.00	161	18,876	6,279	12,597
Henry Schein, Inc.	Jul-10	60.00	49	7,448	8,575	(1,127)
Human Genome Sciences, Inc.	Apr-10	30.00	20	2,513	2,520	(7)
Human Genome Sciences, Inc.	Apr-10	35.00	60	9,447	1,680	7,767
Humana, Inc.	May-10	45.00	82	18,954	37,720	(18,766)
Humana, Inc.	May-10	50.00	73	17,925	14,965	2,960
Humana, Inc.	Aug-10	55.00	48	12,570	9,360	3,210
Intuitive Surgical, Inc.	Jan-11	380.00	6	11,398	17,760	(6,362)
Johnson & Johnson	Jan-11	70.00	16	1,970	1,728	242
Laboratory Corp. of America Holdings	May-10	80.00	15	2,955	900	2,055
Medco Health Solutions, Inc.	Apr-10	70.00	16	2,944	400	2,544
Medtronic, Inc.	Jan-11	50.00	62	13,534	10,230	3,304
Merck & Co., Inc.	Apr-10	36.00	20	2,160	3,280	(1,120)
Merck & Co., Inc.	Jul-10	40.00	40	6,522	3,680	2,842
Millipore Corp.	Oct-10	105.00	19	3,743	3,895	(152)
Pfizer, Inc.	Jan-11	20.00	121	11,737	7,744	3,993
Psychiatric Solutions, Inc.	Jun-10	25.00	98	14,562	7,350	7,212
Regeneron Pharmaceuticals, Inc.	Aug-10	35.00	57	6,164	3,420	2,744
Shire PLC	Apr-10	60.00	19	2,254	10,450	(8,196)
St. Jude Medical, Inc.	Jul-10	45.00	61	6,832	3,050	3,782
St. Jude Medical, Inc.	Jan-11	45.00	62	16,863	10,540	6,323
Stericycle, Inc.	May-10	65.00	5	610	75	535
SXC Health Solutions Corp.	Jul-10	60.00	21	11,487	3,255	8,232
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	3,731	3,367	364
Vertex Pharmaceuticals, Inc.	Apr-10	50.00	81	9,882	2,430	7,452
Vertex Pharmaceuticals, Inc.	Jul-10	45.00	40	9,870	11,400	(1,530)
Vertex Pharmaceuticals, Inc.	Jul-10	50.00	80	9,760	11,200	(1,440)
Walgreen Co.	Jul-10	38.00	40	4,580	3,800	780
Warner Chilcott PLC	Jul-10	30.00	3	396	375	21
WellPoint, Inc.	Mar-10	55.00	120	22,585	85,800	(63,215)
WellPoint, Inc.	Mar-10	70.00	16	2,800	160	2,640
WellPoint, Inc.	Jan-11	90.00	16	3,472	1,104	2,368

			$3,703	$663,288	$605,338	$57,950

Open put option contracts written at February 28, 2010 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Acorda Therapeautics, Inc.	Jan-11	$25.00	22	$13,830	$7,040	$6,790
Acorda Therapeautics, Inc.	Jan-11	30.00	3	1,894	1,500	394
Acorda Therapeautics, Inc.	Jan-11	35.00	47	32,878	37,600	(4,722)
Alexion Pharmaceuticals, Inc.	Jan-11	45.00	8	6,003	3,200	2,803
Alexion Pharmaceuticals, Inc.	Jan-11	50.00	5	4,135	3,250	885
Allergan, Inc.	Jan-11	60.00	44	48,267	29,920	18,347
Allergan, Inc.	Jan-11	65.00	6	5,562	5,820	(258)
Allscripts - Misys Healthcare Solutions, Inc.	Mar-10	25.00	37	18,389	27,010	(8,621)
Allscripts - Misys Healthcare Solutions, Inc.	Mar-10	27.50	1	602	980	(378)
AMAG Pharmaceuticals, Inc.	Mar-10	45.00	4	1,388	3,040	(1,652)
AMAG Pharmaceuticals, Inc.	Jan-11	40.00	8	5,656	6,160	(504)
AMAG Pharmaceuticals, Inc.	Jan-11	45.00	29	34,328	32,190	2,138
AMAG Pharmaceuticals, Inc.	Jan-11	50.00	50	62,095	74,500	(12,405)
AMERIGROUP Corp.	Mar-10	25.00	8	1,046	360	686
AMERIGROUP Corp.	Jun-10	25.00	4	1,068	640	428
AmerisourceBergen Corp.	Jan-11	35.00	19	16,778	14,820	1,958
Amgen, Inc.	Jul-10	55.00	4	1,328	1,132	196
Amgen, Inc.	Jul-10	57.50	4	1,788	1,600	188
Amgen, Inc.	Jan-11	55.00	8	4,176	4,040	136
Amylin Pharmaceuticals, Inc.	Jan-11	15.00	38	15,846	9,120	6,726
Amylin Pharmaceuticals, Inc.	Jan-11	20.00	36	22,642	17,640	5,002
Baxter International, Inc.	May-10	55.00	4	708	640	68
Becton Dickinson & Co.	Mar-10	70.00	16	12,912	240	12,672
BioCryst Pharmaceuticals, Inc.	Jan-11	12.50	40	24,036	28,600	(4,564)
Biogen Idec, Inc.	Jan-11	50.00	22	15,750	8,140	7,610
Biogen Idec, Inc.	Jan-11	55.00	15	11,055	8,550	2,505
Biogen Idec, Inc.	Jan-11	60.00	6	5,562	5,160	402
Boston Scientific Corp.	Jan-11	12.50	81	24,370	39,690	(15,320)
Cardinal Health, Inc.	Jan-11	40.00	23	20,447	17,480	2,967
Carefusion Corp.	Jun-10	27.50	20	6,940	6,800	140
Catalyst Health Solutions, Inc.	Mar-10	30.00	24	12,168	240	11,928
Celgene Corp.	Jan-11	55.00	3	2,691	1,560	1,131
Celgene Corp.	Jan-11	60.00	20	26,579	14,800	11,779
Celgene Corp.	Jan-11	65.00	12	15,817	12,240	3,577
Cephalon, Inc.	May-10	65.00	16	16,158	3,120	13,038
Cephalon, Inc.	Jan-11	55.00	8	5,816	1,640	4,176
Cephalon, Inc.	Jan-11	65.00	6	5,748	3,000	2,748
Cerner Corp.	Mar-10	70.00	12	13,300	300	13,000
Cerner Corp.	Mar-10	75.00	41	45,219	1,845	43,374
Cerner Corp.	Mar-10	80.00	41	60,865	5,945	54,920
Cerner Corp.	Jan-11	75.00	62	76,695	42,780	33,915
Cerner Corp.	Jan-11	80.00	41	69,781	36,900	32,881
Cerner Corp.	Jan-11	100.00	40	85,210	86,800	(1,590)
Community Health Systems, Inc.	Jun-10	35.00	7	2,524	2,450	74
Computer Programs & Systems, Inc.	Mar-10	45.00	25	20,558	23,500	(2,942)
Computer Programs & Systems, Inc.	Sep-10	40.00	7	4,284	4,970	(686)
Conceptus, Inc.	Aug-10	20.00	2	494	500	(6)
Convance, Inc.	May-10	55.00	8	2,456	2,200	256
Covidien, Ltd.	Apr-10	50.00	32	23,263	6,720	16,543
Covidien, Ltd.	Jul-10	55.00	16	8,280	11,200	(2,920)
Cubist Pharmaceuticals, Inc.	Jan-11	17.50	41	12,491	6,355	6,136
CVS Caremark Corp.	May-10	35.00	19	7,923	4,636	3,287
CVS Caremark Corp.	Jan-11	30.00	8	3,496	1,584	1,912
CVS Caremark Corp.	Jan-11	35.00	8	5,896	3,320	2,576
CVS Caremark Corp.	Jan-11	40.00	47	43,080	35,485	7,595
DaVita, Inc.	Apr-10	60.00	21	14,007	2,625	11,382
DaVita, Inc.	Apr-10	65.00	4	3,068	1,640	1,428
DaVita, Inc.	Jul-10	65.00	37	26,750	20,720	6,030
Dendreon Corp.	Jan-11	25.00	19	15,143	10,450	4,693
Dendreon Corp.	Jan-11	30.00	6	6,494	4,860	1,634
Dendreon Corp.	Jan-11	35.00	8	9,656	8,920	736
Dendreon Corp.	Jan-11	45.00	16	30,861	29,120	1,741
Dentsply International, Inc.	Jul-10	35.00	8	2,856	2,560	296
Edwards Lifesciences Corp.	May-10	90.00	10	10,500	4,400	6,100
Edwards Lifesciences Corp.	May-10	100.00	15	17,111	16,050	1,061
Edwards Lifesciences Corp.	Aug-10	100.00	4	5,988	4,840	1,148
Elan Corp. PLC ADR	May-10	10.00	80	28,124	32,000	(3,876)
Eli Lilly & Co.	Jan-11	40.00	61	46,047	46,970	(923)
Express Scripts, Inc.	May-10	85.00	3	1,687	495	1,192
Express Scripts, Inc.	May-10	100.00	20	14,872	14,200	672
Express Scripts, Inc.	Jan-11	80.00	20	29,645	8,600	21,045
Express Scripts, Inc.	Jan-11	85.00	8	10,581	4,560	6,021
Express Scripts, Inc.	Jan-11	90.00	12	15,700	9,000	6,700
Express Scripts, Inc.	Jan-11	95.00	20	31,015	19,200	11,815
Express Scripts, Inc.	Jan-11	100.00	28	34,405	33,880	525

Forest Labs, Inc.	Jan-11	35.00	165	105,104	107,250	(2,146)
Gilead Sciences, Inc.	May-10	48.00	8	2,016	1,992	24
Gilead Sciences, Inc.	Aug-10	48.00	16	5,692	5,600	92
Gilead Sciences, Inc.	Jan-11	45.00	11	6,267	4,015	2,252
Health Management Associates, Inc.	Aug-10	10.00	21	5,877	6,720	(843)
Henry Schein, Inc.	Jul-10	50.00	8	1,834	880	954
Henry Schein, Inc.	Jul-10	60.00	24	11,928	12,480	(552)
Human Genome Sciences, Inc.	Jan-11	20.00	36	37,696	9,504	28,192
Human Genome Sciences, Inc.	Jan-11	30.00	3	2,196	2,220	(24)
Human Genome Sciences, Inc.	Jan-11	35.00	3	3,171	3,210	(39)
Humana, Inc.	May-10	50.00	6	2,273	2,880	(607)
IDEXX Laboratories, Inc.	Apr-10	50.00	20	7,644	2,100	5,544
IDEXX Laboratories, Inc.	Jul-10	65.00	48	48,647	67,680	(19,033)
Illumina, Inc.	Jan-11	35.00	40	35,879	20,000	15,879
Illumina, Inc.	Jan-11	45.00	40	40,069	44,400	(4,331)
Intuitive Surgical, Inc.	Jan-11	320.00	8	31,935	24,320	7,615
Johnson & Johnson	Jan-11	65.00	84	102,225	49,560	52,665
Johnson & Johnson	Jan-11	70.00	88	132,206	83,160	49,046
King Pharmaceuticals, Inc.	Jan-11	15.00	19	7,733	8,170	(437)
Laboratory Corp. of America Holdings	May-10	70.00	4	1,388	580	808
Laboratory Corp. of America Holdings	Aug-10	80.00	13	9,460	11,180	(1,720)
Life Technologies Corp.	May-10	55.00	24	18,774	13,200	5,574
Medco Health Solutions, Inc.	Apr-10	60.00	3	666	330	336
Medco Health Solutions, Inc.	Jan-11	60.00	20	16,480	9,800	6,680
Merck & Co., Inc.	Apr-10	40.00	12	3,926	4,500	(574)
Millipore Corp.	Apr-10	75.00	24	18,921	960	17,961
Momenta Pharmaceuticals, Inc.	Jan-11	15.00	11	8,959	4,950	4,009
Momenta Pharmaceuticals, Inc.	Jan-11	17.50	22	11,715	13,200	(1,485)
Monsanto Co.	Apr-10	75.00	8	6,075	4,680	1,395
Nuance Communications, Inc.	Jan-11	20.00	40	24,879	25,200	(321)
Onyx Pharmaceuticals, Inc.	Jan-11	30.00	48	35,855	25,920	9,935
OSI Pharmaceuticals, Inc.	Jan-11	35.00	19	11,383	7,790	3,593
OSI Pharmaceuticals, Inc.	Jan-11	40.00	10	9,470	6,500	2,970
Perrigo Co.	Aug-10	50.00	20	11,870	9,000	2,870
Pfizer, Inc.	Jan-11	20.00	329	154,859	116,795	38,064
Pfizer, Inc.	Jan-11	22.50	302	155,377	170,630	(15,253)
Pfizer, Inc.	Jan-11	25.00	230	158,272	184,000	(25,728)
PSS World Medical, Inc.	Aug-10	22.50	40	16,280	11,800	4,480
Psychiatric Solutions, Inc.	Jun-10	20.00	48	11,696	7,200	4,496
Psychiatric Solutions, Inc.	Jun-10	25.00	48	17,135	22,080	(4,945)
Quest Diagnostics, Inc.	Jan-11	55.00	21	16,832	8,400	8,432
Regeneron Pharmaceuticals, Inc.	Apr-10	30.00	14	8,638	10,080	(1,442)
Regeneron Pharmaceuticals, Inc.	May-10	22.50	41	18,164	7,380	10,784
Salix Pharmaceuticals, Ltd.	Jan-11	35.00	15	19,455	15,150	4,305
Savient Pharmaceuticals, Inc.	Jan-11	15.00	82	42,403	40,590	1,813
St. Jude Medical, Inc.	Jan-11	35.00	41	22,291	10,865	11,426
Stericycle, Inc.	May-10	50.00	24	10,488	1,560	8,928
Stryker Corp.	Mar-10	45.00	25	14,924	125	14,799
Stryker Corp.	Jan-11	50.00	8	4,856	2,960	1,896
Stryker Corp.	Jan-11	55.00	8	5,256	4,800	456
SXC Health Solutions Corp.	Jan-10	60.00	40	42,063	47,200	(5,137)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	11,661	10,270	1,391
The Medicines Co.	Apr-10	10.00	41	12,334	10,045	2,289
The Medicines Co.	Jul-10	10.00	33	6,935	8,910	(1,975)
Thermo Fisher Scientific, Inc.	Mar-10	50.00	4	2,605	860	1,745
Thermo Fisher Scientific, Inc.	Jun-10	55.00	11	9,647	8,030	1,617
Thermo Fisher Scientific, Inc.	Sep-10	55.00	7	6,419	5,670	749
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	10,010	4,901
Vertex Pharmaceuticals, Inc.	Jan-11	45.00	20	27,312	20,800	6,512
Walgreen Co.	Jan-11	45.00	124	113,395	132,680	(19,285)
Walgreen Co.	Jan-11	50.00	118	140,746	180,540	(39,794)
Warner Chilcott PLC	Apr-10	25.00	21	9,537	1,470	8,067
Wellcare Health Plans, Inc.	Jan-11	35.00	40	41,079	40,800	279
WellPoint, Inc.	Mar-10	55.00	8	3,176	176	3,000
WellPoint, Inc.	Mar-10	60.00	14	8,395	1,344	7,051
WellPoint, Inc.	Jan-11	60.00	6	5,195	3,780	1,415

			4,273	$3,259,330	$2,676,973	$582,357

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level - 1 Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Instruments	$12,219,615	$—	$—	$12,219,615
Medical Products	18,689,388	—	—	18,689,388
Medical - Biomedical/Gene	49,506,379	—	—	49,506,379
Medical - Drugs	31,317,598	—	—	31,317,598
Medical - HMO	9,578,199	—	—	9,578,199
Pharmacy Services	10,097,304	—	—	10,097,304
Other Industries*	41,766,200	419,387	—	42,185,587
Convertible Preferred Stock	—	—	135,905	135,905
Warrants	—	31,329	20,545	51,874
Options - Purchased	32,190	—	—	32,190
Short-Term Investment Securities:
Registered Investment Companies	—	5,668,912	—	5,668,912
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	193,030	—	—	193,030
Call Option Contracts Written - Depreciation	(135,080)	—	—	(135,080)
Put Option Contracts Written - Appreciation	789,395	—	—	789,395
Put Option Contracts Written - Depreciation	(207,038)	—	—	(207,038)

Total	$173,847,180	$6,119,628	$156,450	$180,123,258

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Warrants
Balance as of 5/31/2009	$176,823	$122,314	$96,626
Accrued discounts/premiums	—	—	—
Realized gain(loss)	—	—	—
Change in unrealized appreciation(depreciation)	(97,251)	13,591	(77,494)
Net purchases(sales)	(79,572)	—	1,631
Transfers in and/or out of Level 3	—	—	(218)

Balance as of 2/28/2010	$—	$135,905	$20,545

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount/ Shares(8)	Market Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 31.5%
Banks-Commercial - 2.4%

BB&T Corp. Sub. Notes 0.55% due 05/23/17(1)	$3,000,000	$2,730,159
National City Bank Sub. Notes 0.63% due 06/07/17(1)	1,000,000	889,214
State Street Bank & Trust Co. Sub. Notes 0.46% due 12/08/15(1)	1,600,000	1,503,149

		5,122,522

Banks-Money Center - 0.0%

RBS Capital Trust II Bank Guar. Bonds 6.43% due 01/03/34(1)(2)	50,000	31,500

Banks-Super Regional - 3.0%

Bank of America NA Sub. Notes 0.55% due 06/15/17(1)	2,000,000	1,791,178
Wachovia Corp. Senior Notes 0.52% due 06/15/17(1)	1,000,000	901,861
Wachovia Corp. Sub. Notes 0.59% due 10/28/15(1)	2,000,000	1,840,172
Wells Fargo Bank NA Sub. Notes 0.46% due 05/16/16(1)	2,000,000	1,837,048

		6,370,259

Diversified Banking Institutions - 2.5%

Citigroup, Inc. Senior Notes 0.53% due 11/05/14(1)	1,475,000	1,335,499
JPMorgan Chase & Co. Notes 0.90% due 02/26/13(1)	2,000,000	2,000,582
Morgan Stanley Senior Notes 0.73% due 10/15/15(1)	2,000,000	1,850,730

		5,186,811

Diversified Financial Services - 2.7%

American Express Travel Related Services Co., Inc. Senior Notes 0.43% due 06/01/11(1)	1,000,000	984,983
General Electric Capital Corp. Senior Notes 0.37% due 06/12/12(1)	1,500,000	1,444,128
General Electric Capital Corp. Senior Notes 0.38% due 03/20/14(1)	1,000,000	954,589
General Electric Capital Corp.
Senior Notes 1.08% due 12/20/13(1)	2,500,000	2,411,563

		5,795,263

Finance-Investment Banker/Broker - 5.6%

Citigroup Funding, Inc. Company Guar. Notes 4.08% due 05/28/13(1)	5,000,000	4,667,365
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(1)(3)	5,000,000	5,049,000
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(1)	496,000	355,171
Lehman Brothers Holdings, Inc. Notes 0.00% due 04/14/11†(1)(4)(5)	400,000	89,000
Lehman Brothers Holdings, Inc. Notes 0.00% due 06/10/14†(1)(4)(5)	578,000	128,605
Lehman Brothers Holdings, Inc. Notes 0.00% due 11/01/14†(1)(4)(5)	1,000,000	192,500
Morgan Stanley Senior Notes 3.84% due 06/01/11(1)	150,000	148,182
Morgan Stanley Senior Notes 4.19% due 11/01/13(1)	1,150,000	1,148,896

		11,778,719

Insurance-Life/Health - 7.3%

John Hancock Life Insurance Co. Company Guar. Notes 4.45% due 08/15/11(1)	1,000,000	993,840
Monumental Global Funding III Senior Sec. Notes 4.02% due 05/22/18*(1)	5,000,000	5,292,921
Pacific Life Global Funding Bonds 4.02% due 02/06/16*(1)	300,000	285,594
Principal Life Income Funding Trusts Senior Sec. Notes 3.24% due 03/01/12(1)	4,390,000	4,352,465
Principal Life Income Funding Trusts Senior Sec. Notes 3.65% due 07/15/11(1)	2,464,000	2,450,473
Protective Life Secured Trust Senior Sec. Notes 4.23% due 09/10/11(1)	170,000	166,923
Prudential Financial, Inc. Senior Notes 5.47% due 05/23/18(1)	2,000,000	1,966,940

		15,509,156

Insurance-Multi-line - 0.9%

ING Capital Funding Trust III Company Guar. Notes 8.44% due 12/31/10(1)(2)	2,000,000	1,810,000

Metal-Aluminum - 0.4%

Alcoa, Inc.
Senior Notes 5.95% due 02/01/37	1,000,000	790,205

Metal-Diversified - 0.6%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 04/01/15(1)	1,295,000	1,322,156

Mining - 0.5%

Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18		1,000,000	1,139,193

Pipelines - 0.2%

Enbridge Energy Partners LP Senior Notes 5.20% due 03/15/20		360,000	364,399

Special Purpose Entities - 5.4%

Allstate Life Global Funding Trust Senior Sec. Notes 2.89% due 03/01/10(1)		4,150,000	4,150,000
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40		1,000,000	1,060,916
Genworth Global Funding Trust Sec. Notes 0.39% due 05/15/12(1)		1,000,000	951,605
Hartford Life Institutional Funding Senior Sec. Notes 5.02% due 05/08/18*(1)		3,000,000	2,703,267
Premium Asset Trust 05-7 Sec. Notes 0.48% due 09/28/10*(1)		1,000,000	976,250
Strats-Daimler Chrysler Bonds 4.72% due 11/15/13*(1)		1,000,000	1,016,800
The Goldman Sachs Capital III Company Guar. Notes 1.03% due 09/01/12(1)(2)		1,000,000	667,500

			11,526,338

Total U.S. CORPORATE BONDS & NOTES
(cost $67,823,665)			66,746,521

FOREIGN CORPORATE BONDS & NOTES - 3.2%
Banks-Commercial - 1.3%

BNP Paribas LLC Bank Guar. Notes 0.00% due 04/03/17(1)		674,000	606,600
Nordea Bank AB Bonds 8.38% due 03/25/15(1)(2)		2,000,000	2,105,000

			2,711,600

Diversified Banking Institutions - 0.9%

Credit Agricole SA Sub. Notes 9.75% due 12/26/14(2)		1,000,000	1,065,000
Natixis Sub. Notes 0.50% due 01/15/19(1)		1,000,000	876,808

			1,941,808

Diversified Minerals - 0.5%

Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39		1,000,000	1,018,522

Finance-Other Services - 0.5%

Lukoil International Finance BV
Company Guar. Notes 7.25% due 11/05/19*		1,000,000	1,015,235

Total Foreign Corporate Bonds & Notes
(cost $6,670,734)			6,687,165

FOREIGN GOVERNMENT AGENCIES - 6.8%
Sovereign - 6.8%

Canadian Government Bond Bonds 4.25% due 12/01/21(6)	CAD	4,146,060	5,176,310
Government of Australia Bonds 3.00% due 09/20/25(6)	AUD	10,000,000	9,334,464

Total Foreign Government Agencies
(cost $14,421,769)			14,510,774

U.S. GOVERNMENT AGENCIES - 0.0%
Tennessee Valley Authority - 0.0%

4.65% due 06/15/35 (cost $99,881)		100,000	93,115

U.S. GOVERNMENT TREASURIES - 54.5%
United States Treasury Bonds - 42.4%

1.38% due 01/15/20 TIPS(6)		3,994,760	3,964,176
1.75% due 01/15/28 TIPS(6)		15,359,963	14,594,361
1.88% due 07/15/19 TIPS(6)		1,517,175	1,580,352
2.00% due 07/15/14 TIPS(6)		2,291,420	2,451,819
2.00% due 01/15/26 TIPS(6)		8,715,681	8,693,892
2.13% due 02/15/40 TIPS(6)		2,997,540	2,992,153
2.38% due 01/15/25 TIPS(6)		1,145,710	1,202,817
2.50% due 01/15/29 TIPS(6)		8,549,980	9,067,656
2.63% due 07/15/17 TIPS(6)		8,336,080	9,231,558
3.63% due 04/15/28 TIPS(6)		12,017,250	14,711,746
3.88% due 04/15/29 TIPS(6)		16,749,548	21,319,025

			89,809,555

United States Treasury Notes - 12.1%

1.38% due 07/15/18 TIPS(6)		8,412,600	8,482,921
1.63% due 01/15/15 TIPS(6)		1,368,534	1,437,068
1.88% due 07/15/15 TIPS(6)		12,213,190	12,999,414
2.38% due 04/15/11 TIPS(6)		2,720,125	2,816,817

			25,736,220

Total U.S. Government Treasuries
(cost $111,051,258)			115,545,775

PREFERRED STOCK - 0.7%
Finance-Consumer Loans - 0.7%

SLM Corp. 3.84%(1) (cost $1,732,125)		93,000	1,589,370

Total Long-Term Investment Securities
(cost $201,799,432)			205,172,720

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $5,901,000)	5,901,000	5,901,000

TOTAL INVESTMENTS
(cost $207,700,432) (7)	99.5%	211,073,720
Other assets less liabilities	0.5	972,138

NET ASSETS	100.0%	$212,045,858

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $11,290,067 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States Dollars unless otherwise indicated.

TIPS – Treasury Inflation Protected Securities

Currency Legend

AUD – Australian Dollar

CAD – Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$61,697,521	$5,049,000	$66,746,521
Foreign Corporate Bonds & Notes	—	6,687,165	—	6,687,165
Foreign Government Agencies	—	14,510,774	—	14,510,774
U.S. Government Agencies	—	93,115	—	93,115
U.S. Government Treasuries	—	115,545,775	—	115,545,775
Preferred Stock	1,589,370	—	—	1,589,370
Short-Term Investment Securities:
Time Deposits	—	5,901,000	—	5,901,000

Total	$1,589,370	$204,435,350	$5,049,000	$211,073,720

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$8,582,300
Accrued discounts/premiums	—
Realized gain(loss)	(303,000)
Change in unrealized appreciation(depreciation)	1,466,700
Net purchases(sales)	(4,697,000)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$5,049,000

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 1)
COMMON STOCK - 86.5%
Australia - 7.1%

AGL Energy, Ltd.#	33,265	$428,400
Alumina, Ltd.	180,840	243,914
Amcor, Ltd.	90,473	480,816
AMP, Ltd.	151,823	808,219
Aristocrat Leisure, Ltd.#	29,867	113,224
Arrow Energy, Ltd.†#	43,570	129,638
Asciano Group†	206,008	332,324
ASX, Ltd.#	12,761	416,972
Australia and New Zealand Banking Group, Ltd.	185,633	3,849,671
AXA Asia Pacific Holdings, Ltd.	76,595	442,757
Bendigo and Adelaide Bank, Ltd.#	26,039	224,494
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.#	248,715	9,161,127
Billabong International, Ltd.#	15,087	137,508
BlueScope Steel, Ltd.†	135,123	293,055
Boral, Ltd.#	44,366	213,516
Brambles, Ltd.	104,654	650,909
Caltex Australia, Ltd.	10,103	95,070
CFS Retail Property Trust#	128,845	219,395
Coca-Cola Amatil, Ltd.#	41,671	419,017
Cochlear, Ltd.#	4,176	237,464
Commonwealth Bank of Australia	113,701	5,494,387
Computershare, Ltd.	32,943	343,949
Crown, Ltd.#	36,299	260,249
CSL, Ltd.	41,735	1,286,286
CSR, Ltd.#	106,656	154,848
Dexus Property Group#	351,761	260,080
Energy Resources of Australia, Ltd.#	4,996	82,250
Fairfax Media, Ltd.#	156,871	231,970
Fortescue Metals Group, Ltd.†#	91,721	382,232
Foster’s Group, Ltd.	143,005	690,788
Goodman Fielder, Ltd.#	96,329	129,927
Goodman Group	449,972	241,959
GPT Group	687,551	354,305
Harvey Norman Holdings, Ltd.#	39,747	136,429
Incitec Pivot, Ltd.	119,503	347,000
Insurance Australia Group, Ltd.	154,072	545,414
Intoll Group#	167,614	168,993
Leighton Holdings, Ltd.#	11,052	373,411
Lend Lease Corp., Ltd.#(1)	32,529	271,264
Macquarie Group, Ltd.	24,661	1,000,300
MAP Group	55,173	154,272
Metcash, Ltd.	56,704	209,371
Mirvac Group	199,248	273,206
National Australia Bank, Ltd.	155,302	3,540,782
Newcrest Mining, Ltd.	35,847	1,006,832
Nufarm, Ltd.#	13,054	113,831
OneSteel, Ltd.	98,443	304,375
Orica, Ltd.	26,676	597,915
Origin Energy, Ltd.	65,079	980,423
OZ Minerals, Ltd.†#	231,319	215,600
Paladin Energy, Ltd.†#	47,832	154,750
Qantas Airways, Ltd.†	82,254	194,610
QBE Insurance Group, Ltd.#	75,918	1,456,008
Rio Tinto, Ltd.#	32,294	2,040,403
Santos, Ltd.	61,645	715,992
Sims Metal Management, Ltd.	11,946	208,018
Sonic Healthcare, Ltd.#	27,347	332,089
SP AusNet	99,633	84,380
Stockland	176,604	642,587
Suncorp-Metway, Ltd.#	94,089	720,115
TABCORP Holdings, Ltd.#	45,175	274,089
Tatts Group, Ltd.#	90,286	194,194
Telstra Corp., Ltd.	322,750	859,068
Toll Holdings, Ltd.	49,237	300,058
Transurban Group#	86,044	404,070
Wesfarmers, Ltd.#	74,490	2,078,175
Wesfarmers, Ltd. PPS	11,259	314,919
Westfield Group	153,924	1,658,120
Westpac Banking Corp.	218,057	5,106,396
Woodside Petroleum, Ltd.	40,317	1,567,050
Woolworths, Ltd.	91,851	2,209,385
WorleyParsons, Ltd.#	12,274	270,379

		60,834,993

Austria - 0.2%

Erste Group Bank AG	21,962	827,459
Immoeast AG†#	13,480	64,059
OMV AG	9,966	369,110
Raiffeisen International Bank Holding AG#	9,699	435,819
Telekom Austria AG	9,933	130,248
Verbund AG, Class A†	2,419	98,486
Vienna Insurance Group	1,242	59,851
Voestalpine AG	3,765	132,728

		2,117,760

Belgium - 0.6%

Anheuser-Busch InBev NV	38,287	1,916,428
Belgacom SA	12,668	474,272
Colruyt SA	486	121,466
Compagnie Nationale a Portefeuille	1,067	53,277
Delhaize Group SA	3,210	248,573
Dexia SA†	17,096	92,463
Fortis†	273,477	936,536
Groupe Bruxelles Lambert SA	3,448	301,887
KBC Groep NV†	7,508	339,515
Mobistar SA	970	57,362
Solvay SA	5,377	514,196
UCB SA	3,199	141,567
Umicore	3,686	110,469

		5,308,011

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	33,000	124,141
Chinese Estates Holdings, Ltd.	51,000	81,867
Esprit Holdings, Ltd.	85,200	609,187
Kerry Properties, Ltd.	53,000	251,271
Li & Fung, Ltd.	168,000	781,330
Mongolia Energy Co., Ltd.†	228,000	106,331
Noble Group, Ltd.#	142,000	320,225
NWS Holdings, Ltd.	61,000	103,263
Orient Overseas International, Ltd.	16,000	117,287
Seadrill, Ltd.#	9,000	206,982
Shangri-La Asia, Ltd.	96,000	159,543
Yue Yuen Industrial Holdings, Ltd.	49,000	145,507

		3,006,934

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	14,500	137,394
Foxconn International Holdings, Ltd.†	159,000	163,258
Lifestyle International Holdings, Ltd.	43,500	71,845
Sands China Ltd†	149,000	211,153

		583,650

Cyprus - 0.0%

Bank of Cyprus Public Co., Ltd.	18,238	108,275

Denmark - 1.0%

AP Moller - Maersk A/S, Series A	29	210,910
AP Moller - Maersk A/S, Series B	305	2,333,147
Carlsberg A/S	20,491	1,582,489
Coloplast A/S	736	83,624
Danske Bank A/S†	68,496	1,560,259
DSV A/S#	6,762	105,223
H. Lundbeck A/S#	25,229	445,440
Novo Nordisk A/S, Class B	14,922	1,053,844
Novozymes A/S#	1,477	151,602
Topdanmark A/S†#	462	55,409
TrygVesta A/S	827	53,927
Vestas Wind Systems A/S†	9,894	488,763
William Demant Holding†	762	54,373

		8,179,010

Finland - 0.6%

Elisa Oyj†	4,302	89,566
Fortum Oyj	25,782	656,834
Kesko Oyj, Class B	2,149	77,924
Kone Oyj, Class B#	4,923	207,805
Metso Oyj	4,125	127,895
Neste Oil Oyj†#	4,145	59,149
Nokia Oyj	165,333	2,227,619
Nokian Renkaat Oyj†#	3,431	86,102
Orion Oyj	12,818	284,320
Outokumpu Oyj	3,825	67,291
Pohjola Bank PLC, Class A	64,524	716,052
Rautaruukki Oyj#	2,722	51,334
Sampo Oyj, Class A	13,458	326,187
Sanoma Oyj†#	2,602	52,047
Stora Enso Oyj, Class R	18,810	119,099
UPM-Kymmene Oyj	28,032	300,587
Wartsila Oyj#	2,710	129,374

		5,579,185

France - 8.6%

Accor SA	4,690	237,213
Aeroports de Paris	2,295	181,249
Air France-KLM†	4,368	58,329
Air Liquide SA	14,731	1,759,328
Alcatel-Lucent†#	309,037	938,385
Alstom SA	6,479	414,596
Atos Origin SA†	24,701	1,151,128
AXA SA	83,046	1,671,882
BioMerieux	1,104	120,802
BNP Paribas	98,981	7,160,729
Bouygues SA	46,127	2,122,939
Bureau Veritas SA	1,580	80,097
Cap Gemini SA#	44,351	2,043,314
Carrefour SA	90,680	4,183,931
Casino Guichard Perrachon SA	1,766	142,140
Christian Dior SA	31,438	3,080,432
Cie Generale de Geophysique-Veritas†#	48,763	1,171,263
CNP Assurances	1,201	107,704
Compagnie de St. Gobain	12,323	579,232
Compagnie Generale des Etablissements Michelin, Class B	4,721	329,324
Credit Agricole SA#	102,731	1,527,530
Danone	24,503	1,433,006
Dassault Systemes SA#	11,254	648,206
EDF SA	7,588	380,328
Eiffage SA#	1,309	60,958
Eramet#	496	148,989
Essilor International SA#	6,441	388,484
Eurazeo	892	56,643
Eutelsat Communications#	17,170	570,227
Fonciere Des Regions#	753	75,084
France Telecom SA#	233,835	5,484,466
GDF Suez	51,395	1,887,415
GDF Suez VVPR†	12,852	18
Gecina SA	5,876	608,960
Groupe Eurotunnel SA	15,250	154,887
Hermes International	1,691	227,930
ICADE	744	74,623
Iliad SA#	526	55,715
Imerys SA	1,096	56,546
Ipsen SA	815	41,382
JC Decaux SA†	2,146	53,562
Klepierre#	2,942	109,563
L’Oreal SA	11,490	1,189,360
Lafarge SA#	12,173	789,485
Lagardere SCA	3,780	138,018
Legrand SA#	57,626	1,804,336
LVMH Moet Hennessy Louis Vuitton SA	7,850	850,841
M6-Metropole Television	2,085	51,585
Natixis†	171,977	848,875
Neopost SA	989	80,221
PagesJaunes Groupe SA#	4,088	45,806
Pernod-Ricard SA#	6,336	477,355
Peugeot SA†	9,525	251,418
PPR	17,362	1,992,697
Publicis Groupe SA#	25,938	1,023,177
Renault SA†	8,205	337,405
Safran SA	6,068	142,776
Sanofi-Aventis SA#	103,403	7,563,707
Schneider Electric SA	7,551	806,403
SCOR SE	5,309	129,724
Societe BIC SA	2,300	162,853
Societe Des Autoroutes Paris-Rhin-Rhone†	2,221	159,588
Societe Generale	34,008	1,870,803
Societe Television Francaise 1#	3,795	60,847
Sodexo#	3,020	179,209
Suez Environnement SA	8,627	190,007
Technip SA	3,327	236,930
Thales SA	2,891	115,518
Total SA	124,962	6,972,933

Unibail-Rodamco SE	3,430	677,217
Vallourec SA#	1,829	349,536
Veolia Environnement	12,649	410,092
Vinci SA#	14,158	741,249
Vivendi SA	51,992	1,309,706

		73,538,216

Germany - 6.7%

Adidas AG	43,825	2,171,549
Allianz SE	45,356	5,237,164
BASF SE#	92,872	5,215,177
Bayer AG	90,629	6,006,121
Bayerische Motoren Werke AG	59,272	2,403,880
Beiersdorf AG	2,825	173,196
Celesio AG	18,229	531,056
Commerzbank AG†#	22,705	169,328
Daimler AG	46,261	1,931,313
Deutsche Bank AG	34,916	2,217,185
Deutsche Boerse AG	6,246	434,429
Deutsche Lufthansa AG	7,403	110,480
Deutsche Post AG (London)†	4,152	67,249
Deutsche Post AG (Sweden)	27,103	440,828
Deutsche Postbank AG†#	2,830	87,397
Deutsche Telekom AG	346,318	4,456,280
E.ON AG	88,361	3,146,885
Fraport AG Frankfurt Airport Services Worldwide#	1,188	59,804
Fresenius Medical Care AG & Co. KGaA#	8,566	447,310
Fresenius SE	5,252	342,909
GEA Group AG	5,052	94,381
Hannover Rueckversicherung AG†	1,950	87,343
HeidelbergCement AG	7,559	385,205
Henkel AG & Co. KGaA	18,380	810,379
Hochtief AG	10,580	744,804
Infineon Technologies AG†#	47,656	260,017
K+S AG	22,499	1,366,968
Linde AG	27,012	3,041,412
MAN SE	26,603	1,902,121
Merck KGaA†	2,070	162,916
Metro AG	3,634	186,326
Muenchener Rueckversicherungs AG	22,477	3,478,351
Porsche Automobil Holding SE	2,803	140,836
Puma AG Rudolf Dassler Sport	171	48,338
RWE AG	21,338	1,809,539
Salzgitter AG	1,263	111,458
SAP AG	27,490	1,226,265
Siemens AG	55,541	4,763,771
Solarworld AG#	2,709	37,440
Suedzucker AG	6,729	156,313
ThyssenKrupp AG	10,712	339,124
TUI AG†#	4,476	44,187
United Internet AG†#	15,498	239,728
Volkswagen AG	945	81,748
Wacker Chemie AG	506	60,659

		57,229,169

Greece - 0.3%

Alpha Bank A.E.†	23,190	218,826
Coca-Cola Hellenic Bottling Co. SA	22,387	548,699
EFG Eurobank Ergasias SA†	68,241	544,513
Hellenic Petroleum SA	2,965	33,227
Hellenic Telecommunications Organization SA	7,924	92,360
Marfin Investment Group SA†	20,890	48,925
National Bank of Greece SA†	19,444	362,720
OPAP SA	7,153	147,267
Piraeus Bank SA†	9,786	81,816
Public Power Corp. SA†	3,751	56,439
Titan Cement Co. SA	1,867	45,760

		2,180,552

Guernsey - 0.0%

Resolution, Ltd.	78,002	85,932

Hong Kong - 1.7%

Bank of East Asia, Ltd.	109,600	401,002
BOC Hong Kong Holdings, Ltd.	274,000	617,035
Cathay Pacific Airways, Ltd.†	87,000	161,623
Cheung Kong Holdings, Ltd.	103,000	1,259,277
CLP Holdings, Ltd.	151,500	1,047,129
Hang Lung Group, Ltd.	59,000	294,918
Hang Lung Properties, Ltd.	154,000	591,228
Hang Seng Bank, Ltd.	56,700	829,081
Henderson Land Development Co., Ltd.	80,000	540,572
Hong Kong & China Gas Co., Ltd.	290,000	653,814
Hong Kong Aircraft Engineering Co., Ltd.	4,800	61,529
Hong Kong Exchanges and Clearing, Ltd.	75,800	1,269,494
Hongkong Electric Holdings, Ltd.	103,000	577,888
Hopewell Holdings, Ltd.	42,500	124,289
Hutchison Whampoa, Ltd.	158,000	1,131,748
Hysan Development Co., Ltd.	47,000	126,550
MTR Corp., Ltd.	106,000	367,347
New World Development Co., Ltd.	186,000	339,787
PCCW, Ltd.	278,000	77,002
Sino Land Co., Ltd.	124,000	235,790
Sun Hung Kai Properties, Ltd.	105,000	1,456,877
Swire Pacific, Ltd., Class A	57,000	637,034
Television Broadcasts, Ltd.	21,000	95,772
The Link REIT	162,000	406,975
Wharf Holdings, Ltd.	102,000	529,570
Wheelock & Co., Ltd.	68,000	190,102
Wing Hang Bank, Ltd.	13,000	109,867

		14,133,300

Ireland - 0.2%

Anglo Irish Bank Corp. PLC†(1)	31,152	424
CRH PLC (Dublin)	40,028	911,909
Elan Corp. PLC†	16,041	111,963
Kerry Group PLC	11,282	357,170
Ryanair Holdings PLC†	7,244	34,622
Ryanair Holdings PLC ADR†	934	25,657

		1,441,745

Isle of Man - 0.0%

Genting Singapore PLC†#	346,000	220,296

Italy - 3.5%

A2A SpA	1,015,033	1,753,910
Assicurazioni Generali SpA	97,404	2,209,619
Atlantia SpA	22,550	520,146
Autogrill SpA†	3,290	40,856
Banca Carige SpA†#	20,900	53,161
Banca Monte dei Paschi di Siena SpA#	160,508	237,789
Banca Popolare di Milano Scarl	12,748	75,075
Banco Popolare SC†	108,495	690,648
Enel SpA	993,548	5,387,784
ENI SpA	285,960	6,451,985
Exor SpA	7,552	115,069
Fiat SpA†	24,491	257,781
Finmeccanica SpA	32,802	424,093
Fondiaria-Sai SpA#	2,012	29,259
Intesa Sanpaolo SpA†	546,060	1,920,199
Intesa Sanpaolo SpA RSP	566,954	1,529,318
Italcementi SpA RNC	8,521	92,937
Luxottica Group SpA	3,747	97,960
Mediaset SpA	52,071	394,218
Mediobanca SpA†	15,170	160,086
Mediolanum SpA#	7,092	40,172
Parmalat SpA	758,845	1,914,671
Pirelli & C. SpA†	84,602	42,335
Prysmian SpA	3,215	55,378
Saipem SpA	8,481	280,505
Snam Rete Gas SpA	45,752	216,486
Telecom Italia SpA (Borsa Italiana)	716,515	1,020,522
Telecom Italia SpA (Milan)	306,984	326,044
Terna Rete Elettrica Nazionale SpA	41,661	171,176
UniCredit SpA†	1,406,052	3,555,321
Unione di Banche Italiane SCPA	18,426	229,446
Unipol Gruppo Finanziario SpA†#	23,925	26,665

		30,320,614

Japan - 20.4%

ABC-Mart, Inc.#	1,600	52,856
ACOM Co., Ltd.#	2,580	37,112
Advantest Corp.#	10,200	242,357
Aeon Co., Ltd.#	40,900	420,762
Aeon Credit Service Co., Ltd.#	5,100	52,237
Aeon Mall Co., Ltd.#	5,300	96,640
Aioi Insurance Co., Ltd.	31,000	151,781
Air Water, Inc.	9,000	105,352
Aisin Seiki Co., Ltd.#	50,300	1,320,272
Ajinomoto Co., Inc.	43,000	438,010
Alfresa Holdings Corp.	2,400	99,274
All Nippon Airways Co., Ltd.†	54,000	163,498
Amada Co., Ltd.	22,000	164,916
Aozora Bank, Ltd.	48,000	61,590
Asahi Breweries, Ltd.#	24,700	473,733
Asahi Glass Co., Ltd.#	64,000	638,955
Asahi Kasei Corp.	81,000	422,117
Asics Corp.#	10,000	93,871
Astellas Pharma, Inc.	28,900	1,088,080
Bank of Kyoto, Ltd.	21,000	182,002
Benesse Holdings Inc.	4,800	215,566
Bridgestone Corp.	39,000	683,910
Brother Industries, Ltd.	14,400	164,025
Canon Marketing Japan, Inc.	4,400	58,389
Canon, Inc.	75,000	3,119,196
Casio Computer Co., Ltd.#	15,300	114,692
Central Japan Railway Co.	96	727,199
Chiyoda Corp.#	9,600	86,119
Chubu Electric Power Co., Inc.	42,300	1,121,239
Chugai Pharmaceutical Co., Ltd.#	14,300	276,037
Chuo Mitsui Trust Holdings, Inc.	59,000	212,505
Citizen Holdings Co., Ltd.	16,800	107,216
Coca-Cola West Co., Ltd.	3,600	58,916
Cosmo Oil Co., Ltd.#	39,000	92,622
Credit Saison Co., Ltd.#	10,200	129,961
Dai Nippon Printing Co., Ltd.	36,000	476,110
Daicel Chemical Industries, Ltd.	18,000	120,547
Daido Steel Co., Ltd.†#	18,000	70,910
Daihatsu Motor Co., Ltd.	12,000	114,672
Daiichi Sankyo Co., Ltd.	43,100	872,236
Daikin Industries, Ltd.#	28,300	1,089,380
Dainippon Sumitomo Pharma Co., Ltd.#	10,400	101,840
Daito Trust Construction Co., Ltd.	5,000	244,527
Daiwa House Industry Co., Ltd.	33,000	353,605
Daiwa Securities Group, Inc.	106,000	523,766
Dena Co., Ltd.#	17	132,028
Denki Kagaku Kogyo Kabushiki Kaisha	113,000	456,604
Denso Corp.	67,400	1,826,768
Dentsu, Inc.#	10,800	256,492
Disco Corp.	12,400	682,492
Dowa Holdings Co., Ltd.	17,000	96,055
East Japan Railway Co.	40,400	2,782,914
Eisai Co., Ltd.#	16,100	627,908
Electric Power Development Co., Ltd.	8,600	287,973
Elpida Memory, Inc.†	11,400	203,890
FamilyMart Co., Ltd.#	3,800	121,769
Fanuc, Ltd.	12,300	1,201,688
Fast Retailing Co., Ltd.#	3,100	523,383
Fuji Electric Holdings Co., Ltd.†#	36,000	84,282
Fuji Heavy Industries, Ltd.†	38,000	173,223
Fuji Media Holdings, Inc.	31	43,022
FUJIFILM Holdings Corp.	29,600	941,523
Fujitsu, Ltd.#	119,000	772,840
Fukuoka Financial Group, Inc.#	49,000	180,348
Furukawa Electric Co., Ltd.#	41,000	198,435
GS Yuasa Corp.#	24,000	168,023
Gunma Bank, Ltd.	25,000	139,288
Hakuhodo DY Holdings, Inc.#	1,510	73,932
Hankyu Hanshin Holdings, Inc.#	73,000	350,847
Hino Motors, Ltd.†#	17,000	63,335
Hirose Electric Co., Ltd.#	1,900	202,094
Hisamitsu Pharmaceutical Co., Inc.#	4,400	160,707
Hitachi Chemical Co., Ltd.	24,800	508,031
Hitachi Construction Machinery Co., Ltd.#	7,000	143,317
Hitachi High-Technologies Corp.	22,400	458,614
Hitachi Metals, Ltd.#	33,000	317,947
Hitachi, Ltd.†	391,000	1,289,470
Hokkaido Electric Power Co., Inc.#	11,700	231,643

Hokuhoku Financial Group, Inc.	81,000	170,488
Hokuriku Electric Power Co.#	12,100	273,202
Honda Motor Co., Ltd.	151,000	5,234,735
Hoya Corp.	26,400	661,449
Ibiden Co., Ltd.	33,500	1,128,544
Idemitsu Kosan Co., Ltd.	1,400	102,741
IHI Corp.	86,000	153,908
Inpex Corp.	53	387,754
Isetan Mitsukoshi Holdings, Ltd.#	23,000	242,569
Isuzu Motors, Ltd.†	77,000	193,269
Ito En, Ltd.	4,100	62,899
ITOCHU Corp.	96,000	773,662
ITOCHU Techno-Solutions Corp.	1,900	60,521
J Front Retailing Co., Ltd.#	31,000	172,368
Jafco Co., Ltd.†#	2,000	47,048
Japan Petroleum Exploration Co.	1,800	86,105
Japan Prime Realty Investment Corp.	41	90,357
Japan Real Estate Investment Corp.	31	267,623
Japan Retail Fund Investment Corp.#	103	122,193
Japan Tobacco, Inc.#	464	1,684,282
JFE Holdings, Inc.	31,400	1,168,068
JGC Corp.	59,000	1,109,010
JS Group Corp.	16,000	315,336
JSR Corp.#	58,000	1,135,911
JTEKT Corp.	12,500	131,409
Jupiter Telecommunications Co., Ltd.#	158	185,307
Kajima Corp.#	55,000	128,764
Kamigumi Co., Ltd.	17,000	132,602
Kaneka Corp.	19,000	113,343
Kansai Paint Co., Ltd.	14,000	113,456
Kao Corp.	34,500	882,256
Kawasaki Heavy Industries, Ltd.#	92,000	238,168
Kawasaki Kisen Kaisha, Ltd.†#	39,000	141,347
KDDI Corp.	186	992,335
Keihin Electric Express Railway Co., Ltd.#	28,000	229,433
Keio Corp.#	37,000	247,375
Keisei Electric Railway Co., Ltd.#	18,000	107,378
Keyence Corp.	2,700	592,909
Kikkoman Corp.	11,000	130,621
Kinden Corp.	9,000	79,217
Kintetsu Corp.#	105,000	332,095
Kirin Holdings Co., Ltd.#	54,000	745,163
Kobe Steel, Ltd.	161,000	293,567
Koito Manufacturing Co., Ltd.	6,000	75,570
Komatsu, Ltd.	73,500	1,475,874
Konami Corp.#	6,000	112,511
Konica Minolta Holdings, Inc.	30,500	315,488
Kubota Corp.#	198,000	1,742,765
Kuraray Co., Ltd.	98,000	1,257,471
Kurita Water Industries, Ltd.	7,300	201,141
Kyocera Corp.	10,400	925,927
Kyowa Hakko Kirin Co., Ltd.	17,000	176,228
Kyushu Electric Power Co., Inc.	24,300	545,926
Lawson, Inc.#	4,100	179,284
Mabuchi Motor Co., Ltd.#	1,800	98,261
Makita Corp.	7,300	233,761
Marubeni Corp.	106,000	633,530
Marui Group Co., Ltd.	14,500	98,576
Maruichi Steel Tube, Ltd.	2,500	49,553
Matsui Securities Co., Ltd.#	7,900	52,996
Mazda Motor Corp.	97,000	255,479
McDonald’s Holdings Co. Japan, Ltd.#	4,400	89,293
MEDIPAL Holdings Corp.	9,500	112,381
MEIJI Holdings Co., Ltd.#	4,000	160,729
Minebea Co., Ltd.	23,000	125,556
Mitsubishi Chemical Holdings Corp.	77,000	349,271
Mitsubishi Corp.	128,300	3,205,875
Mitsubishi Electric Corp.	170,000	1,394,901
Mitsubishi Estate Co., Ltd.	76,000	1,193,314
Mitsubishi Gas Chemical Co., Inc.#	25,000	135,067
Mitsubishi Heavy Industries, Ltd.#	194,000	720,581
Mitsubishi Logistics Corp.#	7,000	81,074
Mitsubishi Materials Corp.†	71,000	183,803
Mitsubishi Motors Corp.†#	230,000	328,775
Mitsubishi Rayon Co., Ltd.†	33,000	140,030
Mitsubishi Tanabe Pharma Corp.	14,000	206,585
Mitsubishi UFJ Financial Group, Inc.	1,007,300	5,090,638
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,770	130,271
Mitsui & Co., Ltd.	202,400	3,141,534
Mitsui Chemicals, Inc.#	51,000	140,064
Mitsui Engineering & Shipbuilding Co., Ltd.#	48,000	113,456
Mitsui Fudosan Co., Ltd.	54,000	911,700
Mitsui Mining & Smelting Co., Ltd.#	38,000	104,362
Mitsui O.S.K. Lines, Ltd.#	122,000	786,831
Mitsumi Electric Co., Ltd.	5,400	102,961
Mizuho Financial Group, Inc.#	876,000	1,695,897
Mizuho Securities Co., Ltd.†	37,000	109,528
Mizuho Trust & Banking Co., Ltd.†#	98,000	94,862
MS&AD Insurance Group Holdings#	26,900	690,023
Murata Manufacturing Co., Ltd.	20,600	1,092,082
Namco Bandai Holdings, Inc.#	13,000	120,570
NEC Corp.#	112,000	311,374
NGK Insulators, Ltd.	59,000	1,273,037
NGK Spark Plug Co., Ltd.	10,000	117,958
NHK Spring Co., Ltd.	10,000	82,616
Nidec Corp.	19,900	1,932,996
Nikon Corp.#	59,800	1,315,876
Nintendo Co., Ltd.#	6,300	1,713,895
Nippon Building Fund, Inc.	33	292,318
Nippon Electric Glass Co., Ltd.	79,000	1,026,124
Nippon Express Co., Ltd.	54,000	222,455
Nippon Meat Packers, Inc.#	12,000	146,817
Nippon Mining Holdings, Inc.	57,000	284,214
Nippon Oil Corp.	80,000	428,612
Nippon Paper Group, Inc.#	6,000	153,233
Nippon Sheet Glass Co., Ltd.#	41,000	109,832
Nippon Steel Corp.#	326,000	1,218,211
Nippon Telegraph and Telephone Corp.	33,200	1,446,159
Nippon Yusen Kabushiki Kaisha	96,000	347,932
Nipponkoa Insurance Co., Ltd.#	42,000	257,640
Nissan Chemical Industries, Ltd.	9,000	121,054
Nissan Motor Co., Ltd.†	159,000	1,261,692
Nissay Dowa General Insurance Co., Ltd.	11,000	53,610

Nissha Printing Co., Ltd.#	1,800	63,718
Nisshin Seifun Group, Inc.	12,000	158,433
Nisshin Steel Co., Ltd.	45,000	83,066
Nisshinbo Holdings, Inc.#	8,000	78,159
Nissin Foods Holdings Co., Ltd.#	4,600	159,210
Nitori Co., Ltd.#	13,600	1,089,898
Nitto Denko Corp.	35,300	1,301,227
NOK Corp.#	54,300	757,248
Nomura Holdings, Inc.#	308,600	2,278,593
Nomura Real Estate Holdings, Inc.	6,100	91,179
Nomura Real Estate Office Fund, Inc.	18	105,555
Nomura Research Institute, Ltd.#	6,600	144,785
NSK, Ltd.	30,000	211,379
NTN Corp.	31,000	128,752
NTT Data Corp.	81	251,538
NTT DoCoMo, Inc.	984	1,521,769
NTT Urban Development Corp.	74	58,970
Obayashi Corp.#	42,000	162,620
Obic Co., Ltd.	450	78,811
Odakyu Electric Railway Co., Ltd.#	40,000	339,918
OJI Paper Co., Ltd.	54,000	230,964
Olympus Corp.#	14,000	432,393
Omron Corp.	13,000	283,280
Ono Pharmaceutical Co., Ltd.	5,400	249,198
Oracle Corp.#	2,400	111,160
Oriental Land Co., Ltd.#	3,200	229,073
ORIX Corp.†#	6,700	514,311
Osaka Gas Co., Ltd.	124,000	449,412
Otsuka Corp.#	1,000	61,568
Panasonic Corp.	125,500	1,744,527
Panasonic Electric Works Co., Ltd.	24,000	279,858
Rakuten, Inc.#	988	761,754
Resona Holdings, Inc.	31,100	375,951
Ricoh Co., Ltd.#	43,000	596,758
Rinnai Corp.#	2,400	126,693
Rohm Co., Ltd.	6,300	430,424
Sankyo Co., Ltd.	3,400	164,174
Santen Pharmaceutical Co., Ltd.#	4,800	154,246
Sanyo Electric Co., Ltd.†#	118,000	199,223
Sapporo Hokuyo Holdings, Inc.	19,400	85,160
Sapporo Holdings, Ltd.#	16,000	82,661
Sawai Pharmaceutical Co., Ltd.#	5,700	391,997
SBI Holdings, Inc.†#	1,086	193,865
Secom Co., Ltd.	13,400	615,364
Sega Sammy Holdings, Inc.#	12,800	158,046
Seiko Epson Corp.	9,100	154,048
Sekisui Chemical Co., Ltd.	28,000	185,312
Sekisui House, Ltd.	35,000	341,944
Senshu Ikeda Holdings, Inc.#	31,100	75,960
Seven & I Holdings Co., Ltd.	49,300	1,112,018
Seven Bank, Ltd.#	35	72,722
Sharp Corp.#	64,000	741,966
Shikoku Electric Power Co.#	11,500	330,069
Shimadzu Corp.#	16,000	119,579
Shimamura Co., Ltd.#	1,400	121,965
Shimano, Inc.#	4,300	187,304
Shimizu Corp.#	38,000	147,133
Shin-Etsu Chemical Co., Ltd.	35,600	1,915,336
Shinko Electric Industries Co., Ltd.	21,800	316,038
Shinsei Bank, Ltd.#	60,000	67,533
Shionogi & Co., Ltd.	19,100	390,191
Shiseido Co., Ltd.#	22,300	494,217
Showa Denko K.K.#	188,000	380,888
Showa Shell Sekiyu K.K.#	12,200	86,373
SMC Corp.	3,400	424,402
Softbank Corp.#	48,500	1,270,297
Sojitz Corp.	79,900	142,092
Sompo Japan Insurance, Inc.	57,000	394,564
Sony Corp.	75,500	2,591,874
Sony Financial Holdings, Inc.#	57	166,037
Square Enix Holdings Co., Ltd.#	4,100	82,374
Stanley Electric Co., Ltd.	9,000	165,322
Sumco Corp.†#	7,500	135,995
Sumitomo Chemical Co., Ltd.	101,000	447,904
Sumitomo Corp.#	171,300	1,866,379
Sumitomo Electric Industries, Ltd.	130,200	1,565,126
Sumitomo Heavy Industries, Ltd.	37,000	191,570
Sumitomo Metal Industries, Ltd.	215,000	592,886
Sumitomo Metal Mining Co., Ltd.	33,000	468,749
Sumitomo Mitsui Financial Group, Inc.#	97,500	3,134,223
Sumitomo Realty & Development Co., Ltd.#	24,000	426,270
Sumitomo Rubber Industries, Ltd.	11,100	90,454
Suruga Bank, Ltd.#	13,000	119,253
Suzuken Co., Ltd.#	4,600	152,220
Suzuki Motor Corp.#	22,600	480,516
Sysmex Corp.#	2,100	124,802
T&D Holdings, Inc.	18,050	389,869
Taiheiyo Cement Corp.†#	55,000	71,810
Taisei Corp.	64,000	132,545
Taisho Pharmaceutical Co., Ltd.	8,000	138,128
Taiyo Nippon Sanso Corp.#	18,000	163,701
Takashimaya Co., Ltd.#	19,000	146,705
Takeda Pharmaceutical Co., Ltd.	48,000	2,174,574
TDK Corp.	26,400	1,628,364
Teijin, Ltd.	60,000	176,262
Terumo Corp.#	28,700	1,557,026
The 77 Bank, Ltd.	22,000	119,849
The Bank of Yokohama, Ltd.	78,000	390,680
The Chiba Bank, Ltd.	49,000	298,374
The Chugoku Bank, Ltd.#	11,000	143,002
The Chugoku Electric Power Co.#	17,800	371,647
The Hachijuni Bank, Ltd.	27,000	150,127
The Hiroshima Bank, Ltd.#	32,000	132,545
The Iyo Bank, Ltd.#	16,000	142,450
The Japan Steel Works, Ltd.#	21,000	240,385
The Joyo Bank, Ltd.	42,000	168,766
The Kansai Electric Power Co., Inc.	48,800	1,155,667
The Nishi-Nippon City Bank, Ltd.	44,000	118,859
The Shizuoka Bank, Ltd.	39,000	345,467
The Sumitomo Trust & Banking Co., Ltd.	91,000	514,176
THK Co., Ltd.#	7,800	151,092
Tobu Railway Co., Ltd.#	52,000	285,621
Toho Co., Ltd.#	7,300	119,387
Toho Gas Co., Ltd.	29,000	158,636
Tohoku Electric Power Co., Inc.	27,300	593,966

Tokio Marine Holdings, Inc.	46,300	1,305,436
Tokuyama Corp.	19,000	101,368
Tokyo Electric Power Co., Inc.	77,900	2,138,535
Tokyo Electron, Ltd.	28,300	1,748,742
Tokyo Gas Co., Ltd.	148,000	644,673
Tokyo Steel Manufacturing Co., Ltd.#	6,500	71,917
Tokyo Tatemono Co., Ltd.	24,000	84,552
Tokyu Corp.	73,000	309,764
Tokyu Land Corp.#	29,000	104,778
TonenGeneral Sekiyu K.K.#	18,000	146,885
Toppan Printing Co., Ltd.#	36,000	312,814
Toray Industries, Inc.#	85,000	468,794
Toshiba Corp.†#	397,000	1,988,463
Tosoh Corp.	33,000	79,115
TOTO, Ltd.#	17,000	113,085
Toyo Electric Manufacturing Co., Ltd.#	19,000	119,331
Toyo Seikan Kaisha, Ltd.	9,800	160,162
Toyo Suisan Kaisha, Ltd.	20,000	557,375
Toyoda Gosei Co., Ltd.	4,200	108,918
Toyota Boshoku Corp.#	4,200	72,517
Toyota Industries Corp.	11,500	302,240
Toyota Motor Corp.	187,400	7,023,941
Toyota Tsusho Corp.	13,800	198,197
Trend Micro, Inc.	6,800	234,588
Tsumura & Co.#	3,900	119,794
Ube Industries, Ltd.	65,000	169,002
Unicharm Corp.#	7,000	671,281
UNY Co., Ltd.#	11,600	91,003
Ushio, Inc.#	7,200	116,617
USS Co., Ltd.	1,480	95,951
West Japan Railway Co.	110	386,910
Yahoo! Japan Corp.#	929	347,676
Yakult Honsha Co., Ltd.#	6,200	188,558
Yamada Denki Co., Ltd.	5,560	388,002
Yamaguchi Financial Group, Inc.	14,000	153,323
Yamaha Corp.	10,200	120,777
Yamaha Motor Co., Ltd.†#	13,900	184,770
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Holdings Co., Ltd.	25,200	335,830
Yamato Kogyo Co., Ltd.	2,800	88,464
Yamazaki Baking Co., Ltd.#	8,000	104,632
Yaskawa Electric Corp.#	15,000	118,521
Yokogawa Electric Corp.†	14,800	121,772

		174,541,828

Jersey - 0.4%

Experian PLC	32,867	304,202
Petrofac, Ltd.	82,476	1,291,548
Randgold Resources, Ltd.	2,896	206,528
Shire PLC	42,966	921,789
WPP PLC	103,734	955,368

		3,679,435

Luxembourg - 0.3%

ArcelorMittal#	49,486	1,884,692
Millicom International Cellular SA SDR#	2,445	206,785
SES SA FDR	9,066	219,674
Tenaris SA	15,126	314,094

		2,625,245

Mauritius - 0.0%
Golden Agri-Resources, Ltd.†	495,000	186,633

Netherlands - 2.0%

Aegon NV†	269,906	1,701,606
Akzo Nobel NV#	7,421	377,364
ASML Holding NV	67,849	2,079,623
Corio NV	2,763	170,956
European Aeronautic Defence and Space Co. NV#	18,985	391,771
Fugro NV	2,165	125,790
Heineken Holding NV	3,532	144,064
Heineken NV	7,848	385,452
ING Groep NV†	179,815	1,607,408
James Hardie Industries SE CDI†	32,107	214,081
Koninklijke Ahold NV	269,887	3,307,425
Koninklijke Boskalis Westminster NV	2,054	66,103
Koninklijke DSM NV	21,495	897,524
Koninklijke KPN NV#	94,250	1,501,526
Koninklijke Philips Electronics NV#	31,149	910,629
Koninklijke Vopak NV†	1,010	74,278
Qiagen NV†	7,323	159,841
Randstad Holding NV†	3,259	136,435
Reed Elsevier NV#	23,181	265,646
SBM Offshore NV	5,313	94,265
STMicroelectronics NV	21,870	189,396
TNT NV	11,884	307,617
Unilever NV#	72,819	2,191,304
Wolters Kluwer NV	8,910	179,619

		17,479,723

New Zealand - 0.1%

Auckland International Airport, Ltd.	67,556	87,738
Contact Energy, Ltd.†#	22,476	96,046
Fletcher Building, Ltd.	44,919	248,722
Sky City Entertainment Group, Ltd.	43,036	96,160
Telecom Corp. of New Zealand, Ltd.#	139,342	226,699

		755,365

Norway - 0.3%

DnB NOR ASA†	28,600	310,722
Norsk Hydro ASA†	21,800	146,829
Orkla ASA	24,800	194,314
Renewable Energy Corp. ASA†#	10,800	38,344
Statoil ASA#	55,040	1,234,143
Telenor ASA†#	26,600	336,259
Yara International ASA#	6,050	249,200

		2,509,811

Portugal - 0.4%

Banco Comercial Portugues SA#	418,405	423,873
Banco Espirito Santo SA†	28,719	143,086
Brisa Auto-Estradas de Portugal SA	5,820	46,637
Cimpor Cimentos de Portugal SGPS SA	7,605	56,198

Energias de Portugal SA	683,286	2,507,419
Galp Energia SGPS SA	4,987	80,977
Jeronimo Martins SGPS SA	7,121	68,340
Portugal Telecom SGPS SA	18,666	196,470

		3,523,000

Singapore - 1.2%

Ascendas Real Estate Investment Trust	112,000	153,774
CapitaLand, Ltd.	189,000	508,231
CapitaMall Trust	166,000	209,020
CapitaMalls Asia, Ltd.†	101,000	163,819
City Developments, Ltd.#	37,000	270,584
ComfortDelgro Corp., Ltd.	139,000	153,269
COSCO Corp. (Singapore), Ltd.#	76,000	65,960
DBS Group Holdings, Ltd.	127,000	1,264,850
Fraser and Neave, Ltd.	72,000	218,197
Jardine Cycle & Carriage, Ltd.	9,000	155,453
Keppel Corp., Ltd.	95,000	568,364
Neptune Orient Lines, Ltd.#	68,000	86,107
Olam International, Ltd.#	89,000	153,852
Oversea-Chinese Banking Corp., Ltd.	192,000	1,159,622
Sembcorp Industries, Ltd.	73,000	195,781
Sembcorp Marine, Ltd.#	61,000	160,995
Singapore Airlines, Ltd.	40,000	423,419
Singapore Exchange, Ltd.#	63,000	345,543
Singapore Press Holdings, Ltd.#	118,000	311,432
Singapore Technologies Engineering, Ltd.#	100,000	222,665
Singapore Telecommunications, Ltd.	590,000	1,280,145
StarHub, Ltd.	44,000	66,984
United Overseas Bank, Ltd.	90,000	1,193,427
UOL Group, Ltd.	38,000	107,591
Wilmar International, Ltd.#	95,000	439,283
Yangzijiang Shipbuilding Holdings, Ltd.#	122,000	98,940

		9,977,307

Spain - 3.7%

Abertis Infraestructuras SA#	78,776	1,484,552
Acciona SA#	2,076	230,751
Acerinox SA#	4,392	75,024
ACS Actividades de Construccion y Servicios SA#	40,281	1,790,259
Banco Bilbao Vizcaya Argentaria SA	179,028	2,328,037
Banco de Sabadell SA#	79,813	386,022
Banco de Valencia SA#	24,012	154,325
Banco Popular Espanol SA#	27,758	183,692
Banco Santander SA (Barcelona)	774,843	10,074,817
Banco Santander SA (London)†	10,389	135,046
Bankinter SA#	47,793	390,139
Criteria CaixaCorp SA	27,183	124,366
EDP Renovaveis SA†	7,051	56,828
Enagas	15,028	313,491
Ferrovial SA#	14,098	124,202
Fomento de Construcciones y Contratas SA#	9,984	334,974
Gamesa Corp. Tecnologica SA#	28,634	356,364
Gas Natural SDG SA#	7,382	135,396
Gestevision Telecinco SA#	13,624	180,150
Grifols SA#	4,133	62,467
Iberdrola Renovables SA#	27,316	114,486
Iberdrola SA (Barcelona)	153,883	1,239,189
Iberia Lineas Aereas de Espana SA†	15,408	46,513
Indra Sistemas SA#	12,409	253,958
Industria de Diseno Textil SA	6,988	412,104
Mapfre SA#	23,660	85,213
Red Electrica Corp. SA	3,466	174,432
Repsol YPF SA	23,464	531,484
Sacyr Vallehermoso SA†#	2,958	24,050
Telefonica SA	402,261	9,445,755
Zardoya Otis SA	4,304	78,238

		31,326,324

Sweden - 2.5%

Alfa Laval AB#	154,538	2,191,337
Assa Abloy AB, Class B#	45,069	845,779
Atlas Copco AB, Class A#	84,500	1,195,833
Atlas Copco AB, Class B	12,500	161,295
Electrolux AB, Class B	7,673	162,935
Getinge AB, Class B#	12,727	293,461
Hennes & Mauritz AB, Class B#	21,396	1,297,900
Holmen AB#	1,708	42,402
Husqvarna AB, Class B†#	13,170	84,785
Investor AB, Class B†	151,302	2,684,466
Kinnevik Investment AB	7,000	114,379
Lundin Petroleum AB†#	7,195	54,645
Nordea Bank AB#	363,735	3,550,725
Ratos AB Series B†	3,300	99,975
Sandvik AB#	32,300	347,699
Scania AB, Class B#	10,250	144,769
Securitas AB, Class B#	25,199	271,966
Skandinaviska Enskilda Banken AB, Class A†#	86,058	520,346
Skanska AB, Class B#†	21,851	361,333
SKF AB, Class B#	12,474	197,000
SSAB AB, Class A#	20,805	348,705
SSAB AB, Class B#	2,689	40,958
Svenska Cellulosa AB, Class B†	33,870	500,701
Svenska Handelsbanken AB, Class A	74,110	2,021,711
Swedbank AB, Class A†	97,391	929,543
Swedish Match AB	8,040	183,132
Tele2 AB, Class B#	9,976	148,315
Telefonaktiebolaget LM Ericsson, Class B#	135,613	1,356,168
TeliaSonera AB†#	71,920	497,805
Volvo AB, Class A†	14,241	119,444
Volvo AB, Class B†	34,855	295,029

		21,064,541

Switzerland - 6.6%

ABB, Ltd.†	101,307	2,049,245
Actelion, Ltd.†	3,234	164,823
Adecco SA	41,096	2,042,845
Aryzta AG	2,625	98,354
Baloise Holding AG	24,412	2,099,762
BKW FMB Energie AG	427	31,183
Cie Financiere Richemont SA	26,050	878,316

Credit Suisse Group AG	53,371	2,369,836
GAM Holding, Ltd.	134,317	1,465,390
Geberit AG#	1,245	213,131
Givaudan SA	245	201,268
Holcim, Ltd.†	10,126	669,725
Julius Baer Group, Ltd.	6,619	205,918
Kuehne & Nagel International AG	12,335	1,118,963
Lindt & Spruengli AG	4	93,070
Lindt & Spruengli AG (Participation Certificate)	28	57,056
Logitech International SA†#	112,392	1,730,476
Lonza Group AG	1,468	115,609
Nestle SA	317,937	15,819,160
Nobel Biocare Holding AG	8,383	213,194
Novartis AG	139,546	7,761,576
Pargesa Holding SA	874	68,464
Roche Holding AG	40,698	6,796,575
Schindler Holding AG	696	55,233
Schindler Holding AG (Participation Certificate)	1,572	125,555
SGS SA	175	234,256
Sonova Holding AG#	12,501	1,559,352
Straumann Holding AG	4,570	1,114,582
Swiss Life Holding AG†	7,864	991,190
Swiss Reinsurance Co., Ltd.†	11,062	497,159
Swisscom AG	747	256,661
Syngenta AG	4,414	1,142,278
The Swatch Group AG	4,516	239,620
The Swatch Group AG, Class B	988	274,718
UBS AG†	160,536	2,213,207
Zurich Financial Services AG	5,103	1,230,325

		56,198,075

United Kingdom - 17.4%

3i Group PLC	31,080	124,685
Admiral Group PLC	29,012	548,545
AMEC PLC	89,073	1,070,249
Anglo American PLC†	140,346	5,114,588
Antofagasta PLC	172,148	2,319,109
Associated British Foods PLC	172,729	2,502,082
AstraZeneca PLC	150,907	6,635,017
Autonomy Corp. PLC†	53,261	1,242,549
Aviva PLC	173,106	1,030,204
BAE Systems PLC	650,552	3,712,911
Balfour Beatty PLC	172,565	725,967
Barclays PLC	1,060,808	5,054,748
BG Group PLC	160,785	2,807,138
BHP Billiton PLC	229,987	7,038,228
BP PLC	1,676,885	14,796,856
British Airways PLC†#	18,651	60,063
British American Tobacco PLC	68,971	2,344,697
British Land Co. PLC	144,533	969,689
British Sky Broadcasting Group PLC	192,524	1,596,969
BT Group PLC	964,471	1,689,748
Bunzl PLC	54,837	569,003
Burberry Group PLC	14,012	133,641
Cable & Wireless Communications PLC†	82,960	172,542
Cairn Energy PLC†	44,133	225,031
Carnival PLC#	14,491	548,198
Carphone Warehouse Group PLC#	119,623	338,172
Centrica PLC	258,320	1,101,700
Cobham PLC	36,966	136,180
Compass Group PLC	59,413	441,731
Diageo PLC	117,137	1,900,415
Drax Group PLC	141,001	859,778
Eurasian Natural Resources Corp. PLC	131,133	2,053,502
FirstGroup PLC	40,185	217,891
Fresnillo PLC	11,065	126,624
G4S PLC	40,607	167,611
GlaxoSmithKline PLC	288,770	5,345,440
Hammerson PLC	47,906	279,770
Home Retail Group PLC	75,515	293,620
HSBC Holdings PLC	1,161,610	12,745,715
ICAP PLC	16,962	84,264
Imperial Tobacco Group PLC	121,516	3,790,983
Inmarsat PLC	13,985	156,307
Intercontinental Hotels Group PLC	8,335	116,925
International Power PLC	166,910	825,357
Invensys PLC	263,963	1,267,040
Investec PLC	57,636	390,993
J Sainsbury PLC	278,273	1,401,922
Johnson Matthey PLC	6,877	166,518
Kazakhmys PLC†	6,856	140,188
Kingfisher PLC	75,626	247,926
Land Securities Group PLC#	24,217	233,557
Legal & General Group PLC	285,059	335,339
Liberty International PLC	16,085	115,936
Lloyds Banking Group PLC†	1,869,390	1,496,483
London Stock Exchange Group PLC#	66,510	674,406
Lonmin PLC†	4,947	136,305
Man Group PLC, Class B	54,819	187,822
Marks & Spencer Group PLC	127,266	640,576
National Grid PLC	115,635	1,149,608
Next PLC#	6,313	180,489
Old Mutual PLC†	169,065	292,334
Pearson PLC	58,204	809,395
Prudential PLC	147,148	1,351,836
Reckitt Benckiser Group PLC	68,231	3,587,250
Reed Elsevier PLC	38,846	291,423
Rexam PLC	28,348	120,641
Rio Tinto PLC#	94,734	4,859,309
Rolls-Royce Group PLC†	59,390	505,313
Royal Bank of Scotland Group PLC†	1,043,815	599,559
Royal Dutch Shell PLC, Class A	236,001	6,441,390
Royal Dutch Shell PLC, Class B	234,274	6,131,696
RSA Insurance Group PLC	1,136,713	2,246,304
RT Group PLC†(1)(2)(3)	10,000	153
SABMiller PLC	30,255	793,484
Schroders PLC	3,974	72,472
Scottish & Southern Energy PLC	29,567	505,389
Segro PLC	23,743	115,380
Serco Group PLC	15,795	133,306
Severn Trent PLC	7,578	134,615
Smith & Nephew PLC	28,370	291,346
Smiths Group PLC	12,487	197,827
Standard Chartered PLC#	86,887	2,069,419
Standard Life PLC	71,558	213,204

Tesco PLC		254,356	1,627,772
The Capita Group PLC		19,959	217,904
The Sage Group PLC		125,463	453,012
Thomas Cook Group PLC		27,751	99,778
Tomkins PLC		28,516	83,745
TUI Travel PLC#		18,074	75,567
Tullow Oil PLC		28,341	513,819
Unilever PLC		45,314	1,329,383
United Utilities Group PLC		21,831	180,920
Vedanta Resources PLC#		4,369	169,744
Vodafone Group PLC		3,214,022	6,932,095
Whitbread PLC		5,663	122,616
WM Morrison Supermarkets PLC		170,518	776,117
Wolseley PLC†		9,092	214,884
Xstrata PLC†		66,591	1,045,841

			148,385,792

United States - 0.3%

Synthes, Inc.		19,882	2,370,849

Total Common Stock (cost $786,271,995)			739,491,570

PREFERRED STOCK - 0.4%
Germany - 0.4%

Bayerische Motoren Werke AG		4,366	133,464
Fresenius SE		2,582	181,590
Henkel AG & Co. KGaA		5,707	294,013
RWE AG		19,222	1,519,642
Volkswagen AG		14,996	1,221,075

Total Preferred Stock (cost $3,511,154)			3,349,784

EXCHANGE TRADED FUNDS - 9.8%

iShares MSCI Emerging Markets Index Fund		1,071,620	41,750,315
Vanguard Emerging Markets ETF		1,078,940	41,787,346

Total Exchange Traded Funds (cost $84,777,453)			83,537,661

RIGHTS - 0.0%
Australia - 0.0%

Lend Lease Corp., Ltd. Expires 03/24/10†		7,392	0

Greece - 0.0%

Marfin Investment Group SA Expires 03/04/10†		20,890	285

Italy - 0.0%

Banca Carige SpA Expires 03/05/10†		19,855	392

Total Rights (cost $0)			677

WARRANTS - 0.0%
France - 0.0%

Fonciere Des Regions Expires 12/31/10 (strike price EUR 65.00)†		2,420	1,618

Italy - 0.0%

Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)†		18,811	2,280
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)†#		53,999	2,448

			4,728

Total Warrants (cost $0)			6,346

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%
National Grid Gas PLC Bonds 4.19% due 12/22/14	GBP	5,000	11,956

National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	8,637

Total Foreign Corporate Bonds & Notes (cost $15,141)			20,593

Total Long-Term Investment Securities (cost $874,575,743)			826,406,631

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Collective Investment Pool - 8.1%

Securities Lending Quality Trust(4)(7)		69,337,890	69,120,395

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10		3,592,000	3,592,000

U.S. Government Treasuries - 0.3%
United States Treasury Bills 0.07% due 04/22/10@ 0.09% due 03/18/10@ 0.09% due 04/22/10@ 0.08% due 04/22/10@		1,300,000 900,000 700,000 200,000	1,299,878 899,964 699,914 199,977

			3,099,733

Total Short-Term Investment Securities (cost $76,029,623)			75,812,128

REPURCHASE AGREEMENT - 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $18,664,016 and collateralized by $18,455,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $19,224,574 (cost $18,664,000)		18,664,000	18,664,000

TOTAL INVESTMENTS - (cost $969,269,366)(5)	107.7%	920,882,759
Liabilities in excess of other assets	(7.7)	(66,188,733)

NET ASSETS -	100.0%	$854,694,026

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $153 representing 0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$153	$0.02	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	478,650	0	0.00	0.00%

				$153		0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	At February 28, 2010, the Fund had loaned securities with a total value of $67,470,432. This was secured by collateral of $69,337,890, which was received in cash and subsequently invested in short-term investments currently valued at $69,120,395 as reported in the portfolio of investments. The remaining collateral of $970,146 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

United States Treasury Bills	zero coupon	03/11/10 to 02/10/11
United States Treasury Notes	2.63% to 4.38%	05/31/10 to 05/15/39
United States Treasury Bonds	4.38% to 8.75%	11/15/16 to 08/15/39

ADR - American Depository Receipt

CDI - Chess Depository Interest

FDR - Federal Depository Receipt

PPS - Price Protected Shares

RNC - Risparmio Non-Convertible Savings Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

VVPR - Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
244	Long	Emini MSCI EAFE	March 2010	$19,179,288	$18,284,140	$(895,148)
5	Long	SPI 200 Index	March 2010	505,397	515,248	9,851
173	Long	MSCI Pan Euro Index	March 2010	3,921,394	3,876,461	(44,933)
64	Long	Nikkei 225 Index	March 2010	3,250,775	3,251,200	425

						$(929,805)

Currency Legend

GBP - British Pound

Industry Allocation*
Equity Fund - Emerging Market	9.8%
Banks-Commercial	8.1
Collective Investment Pool	8.1
Oil Companies-Integrated	5.4
Diversified Banking Institutions	5.3
Medical-Drugs	5.2
Electric-Integrated	3.5
Telephone-Integrated	3.5
Food-Misc.	2.9
Diversified Minerals	2.7
Auto-Cars/Light Trucks	2.6
Chemicals-Diversified	2.5
Repurchase Agreements	2.2
Insurance-Multi-line	2.0
Food-Retail	1.7
Electronic Components-Misc.	1.3
Import/Export	1.2
Metal-Diversified	1.1
Real Estate Investment Trusts	1.0
Cellular Telecom	1.0
Medical Products	0.9
Tobacco	0.9
Real Estate Operations & Development	0.9
Insurance-Property/Casualty	0.9
Steel-Producers	0.8
Brewery	0.8
Transport-Rail	0.8
Diversified Manufacturing Operations	0.8
Auto/Truck Parts & Equipment-Original	0.8
Insurance-Life/Health	0.7
Diversified Operations	0.7
Audio/Video Products	0.6
Industrial Gases	0.6
Electric Products-Misc.	0.6
Aerospace/Defense	0.6
Soap & Cleaning Preparation	0.6
Building & Construction-Misc.	0.5
Oil Companies-Exploration & Production	0.5
Machinery-General Industrial	0.5
Insurance-Reinsurance	0.5
Engineering/R&D Services	0.5
Transport-Marine	0.5
Retail-Misc./Diversified	0.5
Finance-Investment Banker/Broker	0.5
Semiconductor Equipment	0.5
Office Automation & Equipment	0.5
Computer Services	0.4
Retail-Major Department Stores	0.4
Time Deposits	0.4
Wireless Equipment	0.4
Apparel Manufacturers	0.4
Building-Heavy Construction	0.4
Investment Companies	0.4
Gas-Distribution	0.4
Building Products-Cement	0.4
Cosmetics & Toiletries	0.4
Multimedia	0.4
Retail-Apparel/Shoe	0.4
Finance-Other Services	0.4
U.S. Government Treasuries	0.4
Oil-Field Services	0.4
Transport-Services	0.4
Photo Equipment & Supplies	0.4
Machinery-Construction & Mining	0.4
Public Thoroughfares	0.3
Telecom Services	0.3
Enterprise Software/Service	0.3
Metal-Copper	0.3
Athletic Footwear	0.3
Human Resources	0.3
Beverages-Wine/Spirits	0.3
Filtration/Separation Products	0.3
Textile-Products	0.3
Food-Dairy Products	0.3
Real Estate Management/Services	0.2
Toys	0.2
Building & Construction Products-Misc.	0.2
Cable/Satellite TV	0.2
Metal Processors & Fabrication	0.2
Machinery-Farming	0.2
Agricultural Chemicals	0.2
Computers-Periphery Equipment	0.2
Distribution/Wholesale	0.2
Power Converter/Supply Equipment	0.2
Computers-Memory Devices	0.2
Electronic Components-Semiconductors	0.2
Investment Management/Advisor Services	0.2
Retail-Jewelry	0.2
Electric-Transmission	0.2
Machinery-Electrical	0.2
Medical-Biomedical/Gene	0.2
Advertising Services	0.2
Paper & Related Products	0.2
Airlines	0.2
Rubber-Tires	0.1
Oil Refining & Marketing	0.1
Computers-Integrated Systems	0.1
Diversified Operations/Commercial Services	0.1
Building Products-Air & Heating	0.1
Gold Mining	0.1
Industrial Automated/Robotic	0.1
Seismic Data Collection	0.1
Rubber & Vinyl	0.1
Circuit Boards	0.1
Telecommunication Equipment	0.1
Retail-Home Furnishings	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Electronic Measurement Instruments	0.1
Satellite Telecom	0.1
Water	0.1
Medical-Wholesale Drug Distribution	0.1
E-Commerce/Services	0.1
Building-Residential/Commercial	0.1
Television	0.1
Printing-Commercial	0.1
Casino Hotels	0.1
Hotels/Motels	0.1
Building Products-Doors & Windows	0.1
Mining	0.1
Retail-Consumer Electronics	0.1
Steel Pipe & Tube	0.1
Transport-Truck	0.1
Computer Aided Design	0.1
Finance-Leasing Companies	0.1
Web Portals/ISP	0.1
Agricultural Operations	0.1
Food-Catering	0.1
Fisheries	0.1
Publishing-Books	0.1
Cruise Lines	0.1
Publishing-Newspapers	0.1
Medical Instruments	0.1
Aerospace/Defense-Equipment	0.1
Diversified Financial Services	0.1
Electric-Distribution	0.1
Machine Tools & Related Products	0.1
Optical Supplies	0.1
Airport Development/Maintenance	0.1
Containers-Paper/Plastic	0.1
Steel-Specialty	0.1
Applications Software	0.1
Dialysis Centers	0.1
Food-Wholesale/Distribution	0.1
Shipbuilding	0.1
Chemicals-Specialty	0.1
Gambling (Non-Hotel)	0.1
Non-Ferrous Metals	0.1

107.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$60,563,729	$—	$271,264	$60,834,993
France	73,538,216	—	—	73,538,216
Germany	57,229,169	—	—	57,229,169
Japan	174,541,828	—	0	174,541,828
Switzerland	56,198,075	—	—	56,198,075
United Kingdom	148,385,639	—	153	148,385,792
Other Countries*	168,763,073	—	424	168,763,497
Preferred Stock	3,349,784	—	—	3,349,784
Exchange Traded Funds	83,537,661	—	—	83,537,661
Foreign Corporate Bonds & Notes	—	20,593	—	20,593
Rights	677	0	—	677
Warrants	6,346	—	—	6,346
Short-Term Investment Securities:
Collective Investment Pool	—	69,120,395	—	69,120,395
Time Deposit	—	3,592,000	—	3,592,000
U.S. Government Treasuries	—	3,099,733	—	3,099,733
Repurchase Agreement	—	18,664,000	—	18,664,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	10,276	—	—	10,276
Open Futures Contracts - Depreciation	(940,081)	—	—	(940,081)

Total	$825,184,392	$94,496,721	$271,841	$919,952,954

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$9,711
Accrued discounts/premiums	—
Realized gain(loss)	4,336
Change in unrealized appreciation(depreciation)	103,251
Net purchases(sales)	(61,036)
Transfers in and/or out of Level 3	215,579

Balance as of 2/28/2010	$271,841

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description		Principal Amount(4)	Market Value (Note 1)
CORPORATE BONDS & NOTES — 13.3%
Australia — 0.5%

Australia & New Zealand Banking Group, Ltd.
Notes 2.63% due 11/16/12	EUR	280,000	$385,167
Commonwealth Bank of Australia
Government Guar. Notes 2.90% due 09/17/14*		400,000	404,881

			790,048

Bermuda — 0.1%

BW Group, Ltd.
Notes 6.63% due 06/28/17		250,000	233,750

Brazil — 0.4%

BFF International, Ltd.
Company Guar. Notes 7.25% due 01/28/20*		295,000	295,345
Gerdau Holdings, Inc.
Company Guar. Notes 7.00% due 01/20/20*		280,000	282,800

			578,145

Canada — 0.3%

Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	504,092

Cayman Islands — 1.3%

Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*		320,000	328,400
CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*		170,000	189,550
Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*		210,000	211,313
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16		380,000	380,000
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16		220,000	228,250
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*		370,000	370,515
Odebrecht Finance, Ltd. Company Guar. Notes 7.00% due 04/21/20*		260,000	262,600

			1,970,628

France — 0.7%

Dexia Credit Local Government Guar. Notes 2.38% due 09/23/11*		550,000	558,693
RCI Banque SA Senior Notes 4.38% due 01/27/15	EUR	350,000	474,444

			1,033,137

Germany — 0.2%

Bayerische Landesbank Government Guar. Notes 2.75% due 01/23/12	EUR	200,000	279,408

India — 0.5%

Indian Oil Corp., Ltd. Bonds 4.75% due 01/22/15		703,000	715,226

Indonesia — 0.1%

PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/19*		125,000	124,062

Ireland — 0.2%

Anglo Irish Bank Corp., Ltd. Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	342,144

Italy — 0.3%

Telecom Italia SpA Notes 5.25% due 02/10/22	EUR	350,000	466,836

Kazakhstan — 0.2%

ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14		280,000	281,400

Luxembourg — 1.0%

Alrosa Finance SA Company Guar. Notes 8.88% due 11/17/14		230,000	246,790
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	566,157
Evraz Group SA Notes 8.88% due 04/24/13		225,000	232,425
Gaz Capital SA Bonds 8.15% due 04/11/18		270,000	291,627
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		225,000	235,688

			1,572,687

Mexico — 0.5%

Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		350,000	356,562
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*		135,000	141,413
Grupo Posadas SAB de CV Company Guar. Notes 9.25% due 01/15/15*		100,000	103,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	250,512

			851,487

Netherlands — 1.4%

BMW Finance NV Company Guar. Notes 2.88% due 04/18/13	EUR	350,000	484,337
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*		330,000	339,075

KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*		150,000	184,500
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*		170,000	172,590
Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*		287,000	297,763
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	737,285

			2,215,550

New Zealand — 1.0%

ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	726,139
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	826,653

			1,552,792

Norway — 0.1%

Corp Pesquera Inca SAC Company Guar. Notes 9.00% due 02/10/17*		220,000	215,600

Peru — 0.1%

Banco de Credito del Peru Jr. Sub. Notes 9.75% due 11/06/69*(1)		102,000	109,681

Portugal — 0.3%

BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	483,078

Singapore — 0.6%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	908,417

Spain — 0.2%

CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	278,577

Trinidad and Tobago — 0.2%

Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*		350,000	397,250

United Arab Emirates — 0.2%

DP World, Ltd. Notes 6.85% due 07/02/37		400,000	304,000

United Kingdom — 0.9%

Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	236,698
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR	350,000	493,880
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		700,000	716,034

			1,446,612

United States — 2.0%

American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	556,695
Colgate-Palmolive Co. Senior Notes 3.15% due 08/05/15		300,000	308,828
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,256,872

			3,122,395

Total Corporate Bonds & Notes (cost $19,663,435)			20,777,002

GOVERNMENT AGENCIES — 66.6%
Argentina — 0.7%

Republic of Argentina Notes 2.50% due 12/31/38(2)		1,497,134	480,580
Republic of Argentina Bonds 8.28% due 12/31/33		918,684	599,442

			1,080,022

Australia — 0.6%

New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,045,000	957,650

Austria — 0.5%

Republic of Austria Senior Notes 3.20% due 02/20/17	EUR	600,000	827,938

Belgium — 0.9%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,363,515

Brazil — 7.0%

Federal Republic of Brazil Bonds 5.63% due 01/07/41		320,000	298,400
Federal Republic of Brazil Notes 5.88% due 01/15/19		805,000	867,387
Federal Republic of Brazil Bonds 6.00% due 01/17/17		530,000	578,230

Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,010,000	1,141,300
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,137,778	1,325,511
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	1,012,500
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,315,800
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	952,750
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,120,000	2,846,100
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	850,000	555,018

			10,892,996

Canada — 1.5%

Government of Canada Notes 1.50% due 03/01/12	CAD	1,050,000	1,002,500
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	553,127
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	844,408

			2,400,035

Colombia — 1.3%

Republic of Colombia Notes 7.38% due 01/27/17		280,000	321,300
Republic of Colombia Notes 7.38% due 03/18/19		464,000	531,280
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	913,500
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	310,050

			2,076,130

Denmark — 0.5%

Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	520,000	735,509

El Salvador — 0.2%

Republic of El Salvador Bonds 7.38% due 12/01/19*		270,000	283,500

Finland — 0.5%

Government of Finland Notes 3.13% due 09/15/14	EUR	250,000	355,459
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	474,046

			829,505

France — 2.2%

Government of France Notes 1.50% due 09/12/11	EUR	150,000	206,472
Government of France Bonds 3.00% due 10/25/15	EUR	225,000	314,462
Government of France Bonds 3.50% due 04/25/20	EUR	800,000	1,098,002
Government of France Bonds 3.75% due 10/25/19	EUR	550,000	771,981
Government of France Bonds 4.75% due 04/25/35	EUR	700,000	1,061,777
Government of France Bonds 5.50% due 04/25/29	EUR	347	569

			3,453,263

Georgia — 0.4%

Republic of Georgia Bonds 7.50% due 04/15/13		650,000	667,875

Germany — 5.1%

Federal Republic of Germany Bonds 1.25% due 09/16/11	EUR	297,000	407,564
Federal Republic of Germany Bonds 1.25% due 12/16/11	EUR	160,000	219,345
Federal Republic of Germany Bonds 2.50% due 10/10/14	EUR	1,300,000	1,809,071
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	145,000	207,345
Federal Republic of Germany Bonds 3.50% due 04/12/13	EUR	650,000	941,868
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	100,000	145,905
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	750,000	1,093,409
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	839,146
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	660,000	960,968

Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	600,000	1,001,916
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	160,000	268,345

			7,894,882

Greece — 1.9%

Republic of Greece Bonds 4.30% due 03/20/12	EUR	100,000	131,236
Republic of Greece Bonds 4.50% due 05/20/14	EUR	1,260,000	1,581,153
Republic of Greece Bonds 5.50% due 08/20/14	EUR	980,000	1,276,944

			2,989,333

Indonesia — 2.8%

Republic of Indonesia Bonds 5.88% due 03/13/20*		990,000	1,023,412
Republic of Indonesia Bonds 6.63% due 02/17/37		1,375,000	1,349,076
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	805,675
Republic of Indonesia Bonds 11.63% due 03/04/19		790,000	1,127,725

			4,305,888

Italy — 1.6%

Republic of Italy Bonds 3.50% due 06/01/14	EUR	255,000	360,005
Republic of Italy Bonds 4.25% due 03/01/20	EUR	800,000	1,116,444
Republic of Italy Bonds 4.50% due 02/01/18	EUR	680,000	989,848

			2,466,297

Japan — 16.8%

Government of Japan Bonds 0.80% due 03/20/13	JPY	360,000,000	4,119,122
Government of Japan Bonds 1.10% due 03/20/11	JPY	33,000,000	375,168
Government of Japan Bonds 1.30% due 06/20/12	JPY	270,000,000	3,116,641
Government of Japan Bonds 1.30% due 12/20/19	JPY	150,000,000	1,689,905
Government of Japan Bonds 1.40% due 12/20/14	JPY	64,000,000	750,316
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	209,590
Government of Japan Bonds 1.50% due 12/20/11	JPY	48,000,000	553,317
Government of Japan Bonds 1.50% due 09/20/18	JPY	190,000,000	2,211,325
Government of Japan Bonds 1.70% due 12/20/16	JPY	83,000,000	990,603
Government of Japan Bonds 1.70% due 09/20/17	JPY	308,000,000	3,666,262
Government of Japan Bonds 2.00% due 03/20/25	JPY	485,700,000	5,579,474
Government of Japan Bonds 2.10% due 03/20/27	JPY	260,000,000	2,974,140

			26,235,863

Mexico — 4.9%

United Mexican States Notes 5.13% due 01/15/20		600,000	604,200
United Mexican States Notes 5.63% due 01/15/17		500,000	530,000
United Mexican States Notes 5.95% due 03/19/19		514,000	549,980
United Mexican States Notes 6.05% due 01/11/40		590,000	581,150
United Mexican States Notes 6.75% due 09/27/34		1,583,000	1,697,767
United Mexican States Bonds 7.50% due 04/08/33		440,000	510,400
United Mexican States Bonds 7.75% due 12/14/17	MXN	18,400,000	1,458,217
United Mexican States Bonds 8.00% due 12/19/13	MXN	6,200,000	508,435
United Mexican States Notes 8.13% due 12/30/19		440,000	544,500
United Mexican States Bonds 8.30% due 08/15/31		330,000	412,500

United Mexican States Bonds 10.00% due 12/05/24	MXN	3,200,000	293,871

			7,691,020

Netherlands — 0.5%

Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	550,000	796,943

Norway — 0.5%

Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,200,000	214,067
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	2,700,000	477,242

			691,309

Panama — 0.1%

Republic of Panama Notes 7.25% due 03/15/15		166,000	190,485

Peru — 1.1%

Republic of Peru Bonds 6.55% due 03/14/37		345,000	362,250
Republic of Peru Notes 7.35% due 07/21/25		821,000	956,465
Republic of Peru Bonds 8.75% due 11/21/33		280,000	365,400

			1,684,115

Philippines — 1.6%

Republic of Philippines Bonds 6.50% due 01/20/20		525,000	561,094
Republic of Philippines Bonds 7.75% due 01/14/31		560,000	621,600
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	825,600
Republic of Philippines Notes 10.63% due 03/16/25		400,000	552,000

			2,560,294

Poland — 0.4%

Government of Poland Bonds 5.00% due 10/24/13	PLN	1,700,000	585,313

Qatar — 0.3%

State of Qatar Bonds 6.40% due 01/20/40		141,000	142,057
State of Qatar Senior Notes 6.40% due 01/20/40*		250,000	250,000

			392,057

Russia — 4.1%

Russian Federation Senior Bonds 7.50% due 03/31/30(2)		5,127,700	5,810,197
Russian Federation Notes 12.75% due 06/24/28		370,000	639,212

			6,449,409

South Africa — 0.2%

Republic of South Africa Bonds 6.88% due 05/27/19		240,000	264,600

Spain — 0.6%

Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	476,247
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	350,000	507,532

			983,779

Sweden — 0.2%

Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,260,000	348,566

Switzerland — 0.4%

Government of Switzerland Bonds 3.75% due 06/10/15	CHF	520,000	553,053

Turkey — 4.0%

Government of Turkey Notes 11.00% due 08/06/14	TRY	800,000	528,678
Republic of Turkey Bonds 6.75% due 05/30/40		680,000	657,084
Republic of Turkey Notes 6.88% due 03/17/36		595,000	593,513
Republic of Turkey Notes 7.00% due 06/05/20		950,000	1,031,937
Republic of Turkey Notes 7.38% due 02/05/25		700,000	766,500
Republic of Turkey Bonds 7.50% due 11/07/19		970,000	1,091,250
Republic of Turkey Notes 8.00% due 02/14/34		387,000	438,761

Republic of Turkey Senior Bonds 11.88% due 01/15/30		730,000	1,155,225

			6,262,948

United States — 0.5%

Federal National Mtg. Assoc. Notes 2.00% due 03/02/11		800,000	800,042

Uruguay — 0.2%

Republic of Uruguay Bonds 6.88% due 09/28/25		230,000	238,050

Venezuela — 2.5%

Republic of Venezuela Bonds 5.75% due 02/26/16		710,000	488,125
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	284,175
Republic of Venezuela Notes 8.50% due 10/08/14		605,000	508,200
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	420,000
Republic of Venezuela Bonds 9.25% due 09/15/27		2,300,000	1,719,250
Republic of Venezuela Bonds 9.25% due 05/07/28		650,000	455,000

			3,874,750

Total Government Agencies (cost $98,525,330)			103,826,934

GOVERNMENT TREASURIES — 16.6%
Italy — 2.5%

Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/16	EUR	485,000	685,733
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	1,200,000	1,688,670
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 03/01/25	EUR	275,000	394,277
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR	532,912	1,067,699

			3,836,379

United Kingdom — 3.3%

Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	350,000	556,436
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,044,749
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP	1,130,000	1,871,806
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	676,487

			5,149,478

United States — 10.8%

United States Treasury Bonds 1.75% due 01/15/28		515,435	489,744
4.38% due 11/15/39		1,000,000	974,688
5.38% due 02/15/31		700,000	791,766
5.50% due 08/15/28		1,250,000	1,428,320
7.88% due 02/15/21		400,000	547,438
United States Treasury Notes 0.88% due 01/31/11		1,500,000	1,507,617
1.13% due 06/30/11		1,500,000	1,513,653
1.13% due 12/15/12		400,000	398,844
1.50% due 07/15/12		1,400,000	1,417,063
2.25% due 01/31/15		700,000	700,218
2.38% due 08/31/14		1,650,000	1,673,202
3.00% due 08/31/16		1,100,000	1,107,562
3.13% due 05/15/19		800,000	774,813
3.38% due 11/15/19		1,500,000	1,473,867
3.63% due 08/15/19		1,340,000	1,346,700
4.50% due 11/15/15		700,000	774,429

			16,919,924

Total Government Treasuries (cost $26,345,573)			25,905,781

Total Long-Term Investment Securities (cost $144,534,338)			150,509,717

REPURCHASE AGREEMENT — 1.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $2,734,002 and collateralized by $2,680,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $2,791,756 (cost $2,734,000)	2,734,000	2,734,000

TOTAL INVESTMENTS — (cost $147,268,338)(3)	98.3%	153,243,717
Other assets less liabilities	1.7	2,636,084

NET ASSETS —	100.0%	$155,879,801

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $11,067,545 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the current rate.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
JPY 44,000,000	USD	487,929	5/17/2010	$(7,507)

Net Unrealized Appreciation (Depreciation)				$(7,507)

Currency Legend

AUD - Australian Dollar

BRL - Brazillian Real

CAD - Canadian Dollar

CHF - Switzerland Franc

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

TRY - Turkey Lira

Industry Allocation*

Sovereign	72.0%
United States Treasury Notes	7.7
Banks-Commercial	4.2
United States Treasury Bonds	2.7
Repurchase Agreements	1.7
Cosmetics & Toiletries	1.6
Transport-Marine	0.7
Finance-Auto Loans	0.6
Federal National Mtg. Assoc.	0.5
Oil Refining & Marketing	0.5
Building & Construction Products-Misc.	0.4
Import/Export	0.4
Oil Companies-Integrated	0.4
Special Purpose Entities	0.4
SupraNational Banks	0.4
Banks-Special Purpose	0.4
Finance-Credit Card	0.4
Real Estate Operations & Development	0.3
Steel-Producers	0.3
Sovereign Agency	0.3
Oil Companies-Exploration & Production	0.3
Telephone-Integrated	0.3
Coal	0.3
Warehousing & Harbor Transportation Services	0.2
Electric-Distribution	0.2
Food-Meat Products	0.2
Building-Heavy Construction	0.2
Diamonds/Precious Stones	0.2
Beverages-Wine/Spirits	0.1
Diversified Financial Services	0.1
Fisheries	0.1
Gas-Distribution	0.1
Hotels/Motels	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level -1 Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$20,777,002	$—	$20,777,002
Government Agencies	—	103,826,934	—	103,826,934
Government Treasuries	—	25,905,781	—	25,905,781
Repurchase Agreement	—	2,734,000	—	2,734,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	—	(7,507)	—	(7,507)

Total	$—	$153,236,210	$—	$153,236,210

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.6%
Australia - 3.6%

BHP Billiton, Ltd.#	231,794	$8,537,861
Cochlear, Ltd.#	29,261	1,663,895
Commonwealth Bank of Australia	45,690	2,207,883
CSL, Ltd.	42,930	1,323,117
QBE Insurance Group, Ltd.#	125,876	2,414,136
Wesfarmers, Ltd.	52,609	1,467,724
Woolworths, Ltd.	39,275	944,721

		18,559,337

Austria - 0.2%

Erste Group Bank AG	20,072	756,250

Belgium - 1.1%

Anheuser-Busch InBev NV	87,023	4,355,872
KBC Groep NV†	29,660	1,341,237

		5,697,109

Bermuda - 1.1%

Esprit Holdings, Ltd.#	155,930	1,114,912
Li & Fung, Ltd.	989,400	4,601,475

		5,716,387

Brazil - 1.8%

Banco Santander Brasil SA ADR	191,070	2,285,197
BM&FBOVESPA SA	264,500	1,732,939
Companhia Vale do Rio Doce, Class A	159,100	3,913,342
Petroleo Brasileiro SA ADR#	26,980	1,150,697

		9,082,175

Canada - 3.0%

Bombardier, Inc.#	221,175	1,196,052
Canadian National Railway Co. (New York)#	64,120	3,376,559
Canadian National Railway Co. (Toronto)	49,007	2,575,639
Canadian Natural Resources, Ltd.	16,824	1,133,325
Cenovus Energy, Inc. (New York)	19,308	473,046
Cenovus Energy, Inc. (Toronto)	22,192	542,040
EnCana Corp. (New York)	26,988	884,667
EnCana Corp. (Toronto)	31,810	1,042,698
Fairfax Financial Holdings, Ltd.#	3,033	1,040,940
Research In Motion, Ltd.#†	10,790	764,795
Suncor Energy, Inc.	39,257	1,134,580
Talisman Energy, Inc.	74,219	1,356,426

		15,520,767

Cayman Islands - 1.3%

Baidu, Inc. ADR†	1,720	892,130
Ctrip.com International, Ltd. ADR†	33,380	1,276,117
Mindray Medical International, Ltd. ADR#	41,660	1,589,746
NetEase.com, Inc. ADR†	19,320	750,775
Tencent Holdings, Ltd.#	114,500	2,237,737

		6,746,505

China - 0.8%

Industrial & Commercial Bank of China#	2,557,000	1,808,511
ZTE corp.#	358,200	2,212,749

		4,021,260

Czech Republic - 0.4%

CEZ AS	43,510	1,989,634

Denmark - 1.1%

Novo Nordisk A/S, Class B†#	74,511	5,262,230
Vestas Wind Systems A/S†	11,707	578,325

		5,840,555

Finland - 0.5%

Kone Oyj, Class B	26,040	1,099,178
Nokia Oyj	96,640	1,302,082

		2,401,260

France - 9.1%

Air Liquide SA#	41,321	4,934,981
AXA SA	139,954	2,817,554
BNP Paribas	64,670	4,678,517
Danone	72,296	4,228,078
Eutelsat Communications	20,376	676,700
GDF Suez	68,461	2,514,142
Legrand SA#	87,898	2,752,187
LVMH Moet Hennessy Louis Vuitton SA	66,760	7,235,940
Pernod-Ricard SA#	50,220	3,783,580
Schneider Electric SA	35,110	3,749,545
Societe Television Francaise 1#	62,757	1,006,210
Total SA	113,632	6,340,714
Vallourec SA#	5,670	1,083,580
Vivendi SA	31,217	786,373

		46,588,101

Germany - 7.1%

Adidas AG	25,255	1,251,397
Allianz SE	14,800	1,708,925
BASF SE	45,260	2,541,550
Bayer AG	78,441	5,198,404
Bayerische Motoren Werke AG	28,207	1,143,984
Beiersdorf AG	30,080	1,844,154
Daimler AG	59,320	2,476,503
Deutsche Boerse AG	26,990	1,877,238
E.ON AG	53,980	1,922,442
Fresenius Medical Care AG & Co. KGaA#	54,710	2,856,917
HeidelbergCement AG	33,967	1,730,950
Linde AG	40,700	4,582,611
Merck KGaA	30,870	2,429,573
Metro AG	24,580	1,260,289
Puma AG Rudolf Dassler Sport	5,520	1,560,386
SAP AG	45,129	2,013,099

		36,398,422

Hong Kong - 0.8%

CNOOC, Ltd.	1,352,000	2,121,495
Hutchison Whampoa, Ltd.	247,000	1,769,252

		3,890,747

Hungary - 0.1%
OTP Bank PLC†	8,740	240,510

India - 1.1%

ICICI Bank, Ltd. ADR	21,770	832,703
Infosys Technologies, Ltd. ADR#	85,928	4,889,303

		5,722,006

Indonesia - 0.2%

Bank Rakyat Indonesia	1,507,000	1,154,264

Ireland - 0.3%

Anglo Irish Bank Corp. PLC†(1)	58,907	802
CRH PLC	29,940	682,086
Ryanair Holdings PLC ADR†	33,082	908,763

		1,591,651

Israel - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	96,113	5,767,741

Italy - 1.7%

ENI SpA	60,144	1,357,002
Finmeccanica SpA	127,966	1,654,455
Intesa Sanpaolo SpA†	178,613	628,086
Saipem SpA	153,233	5,068,102

		8,707,645

Japan - 11.5%

Aeon Credit Service Co., Ltd.#	61,600	630,942
Asahi Glass Co., Ltd.	149,000	1,487,568
Canon, Inc.	101,300	4,212,995
Denso Corp.#	39,200	1,062,453
Fanuc, Ltd.#	45,200	4,415,960
Fast Retailing Co., Ltd.#	11,800	1,992,234
Hirose Electric Co., Ltd.#	7,200	765,828
Honda Motor Co., Ltd.	125,500	4,350,723
Hoya Corp.	230,900	5,785,170
INPEX Corp.	342	2,502,110
JGC Corp.	66,000	1,240,588
Kao Corp.	19,200	490,994
Keyence Corp.	5,700	1,251,697
Komatsu, Ltd.#	34,600	694,765
Konica Minolta Holdings, Inc.	71,000	734,414
Kubota Corp.#	222,000	1,954,010
Lawson, Inc.#	36,200	1,582,948
Mitsubishi Corp.	121,800	3,043,458
Mitsubishi UFJ Financial Group, Inc.	357,000	1,804,187
NGK Insulators, Ltd.	58,000	1,251,460
Nidec Corp.#	44,900	4,361,382
Nitori Co., Ltd.#	12,850	1,029,793
Nomura Holdings, Inc.	106,900	789,312
ORIX Corp.#	33,850	2,598,424
Rakuten, Inc.#	2,005	1,545,866
Shin-Etsu Chemical Co., Ltd.	37,500	2,017,559
Softbank Corp.#	83,300	2,181,767
Tokyo Electron, Ltd.	10,400	642,647
Toyota Motor Corp.	35,775	1,340,883
Unicharm Corp.#	12,800	1,227,486

Jersey - 1.8%		58,989,623

Experian PLC	145,290	1,344,736
Shire PLC	135,451	2,905,956
Informa PLC	219,675	1,123,792
WPP PLC	388,672	3,579,587

		8,954,071

Luxembourg - 0.4%

Millicom International Cellular SA	23,885	2,024,015

Mexico - 0.8%

America Movil SAB de CV, Series L ADR	62,291	2,776,310
Grupo Televisa SA ADR	72,252	1,333,772

		4,110,082

Netherlands - 4.3%

ASML Holding NV	77,560	2,377,272
Heineken NV	84,050	4,128,092
ING Groep NV†	189,452	1,693,556
Koninklijke Ahold NV	119,180	1,460,533
Koninklijke KPN NV#	162,554	2,589,698
TNT NV	137,659	3,563,299
Unilever NV#	140,874	4,239,247
Wolters Kluwer NV	104,520	2,107,043

		22,158,740

Norway - 0.7%

DnB NOR ASA†	145,090	1,576,318
Petroleum Geo-Services ASA†	63,820	808,388
Yara International ASA	28,920	1,191,215

		3,575,921

Philippines - 0.4%

Philippine Long Distance Telephone Co.	35,330	1,991,501

Poland - 0.5%

Powszechna Kasa Oszczednosci Bank Polski SA	217,440	2,759,761

Russia - 0.1%

Vimpel-Communications ADR	33,270	617,158

Singapore - 1.7%

Keppel Corp., Ltd.	441,000	2,638,408
Singapore Technologies Engineering, Ltd.	533,000	1,186,804
Singapore Telecommunications, Ltd.	692,950	1,503,520
United Overseas Bank, Ltd.	271,000	3,593,540

		8,922,272

South Africa - 0.2%

MTN Group, Ltd.	68,150	987,502

South Korea - 1.9%

Hyundai Mobis	10,524	1,347,370
Hyundai Motor Co.	25,453	2,523,575
POSCO	4,810	2,197,862
Samsung Electronics Co., Ltd.	3,170	2,033,348
Samsung Electronics Co., Ltd. GDR†*	5,614	1,793,672

		9,895,827

Spain - 1.3%

Banco Santander SA	245,655	3,194,104
Telefonica SA	153,246	3,598,470

		6,792,574

Sweden - 2.0%

Alfa Laval AB	85,990	1,219,331

Atlas Copco AB, Class A#	223,030	3,156,291
Getinge AB, Class B#	64,550	1,488,404
Hennes & Mauritz AB, Class B#	22,020	1,335,753
Svenska Cellulosa AB, Class B	56,600	836,719
Volvo AB, Class B	260,350	2,203,726

		10,240,224

Switzerland - 11.3%

ABB, Ltd.†	67,630	1,368,024
Actelion, Ltd.†	15,803	805,412
Adecco SA	22,610	1,123,923
Cie Financiere Richemont SA	51,104	1,723,050
Credit Suisse Group AG	88,380	3,924,344
Givaudan SA	3,545	2,912,229
Julius Baer Group, Ltd.	66,704	2,075,167
Kuehne & Nagel International AG	17,720	1,607,460
Nestle SA	268,895	13,379,044
Novartis AG	83,229	4,629,214
Roche Holding AG	83,395	13,926,984
Sonova Holding AG#	30,744	3,834,951
Swiss Reinsurance Co., Ltd.†	13,471	605,427
Syngenta AG	14,891	3,853,570
The Swatch Group AG, Class B	4,410	1,226,220
UBS AG†	55,343	762,979

		57,757,998

Taiwan - 1.6%

HON HAI Precision Industry Co., Ltd.	451,000	1,785,860
MediaTek, Inc.	62,000	976,226
Taiwan Semiconductor Manufacturing Co., Ltd.	915,269	1,678,005
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	263,750	2,571,563
Wistron Corp.	610,012	1,046,088

		8,057,742

Turkey - 0.4%

Akbank TAS	180,579	910,776
Turkiye Garanti Bankasi AS	238,900	880,524

		1,791,300

United Kingdom - 18.7%

Admiral Group PLC	119,337	2,256,366
Antofagasta PLC	104,878	1,412,875
ARM Holdings PLC	593,770	1,845,165
AstraZeneca PLC	13,160	578,614
Autonomy Corp. PLC†	21,850	509,748
BAE Systems PLC	194,875	1,112,215
Barclays PLC	822,214	3,917,848
BG Group PLC	327,761	5,722,364
BHP Billiton PLC	29,000	887,479
BP PLC	164,351	1,450,236
British Airways PLC†#	181,870	585,690
British American Tobacco PLC	102,039	3,468,857
British Sky Broadcasting Group PLC	114,220	947,444
Burberry Group PLC	126,020	1,201,931
Carnival PLC#	55,410	2,096,175
Centrica PLC	94,489	402,983
Compass Group PLC	624,063	4,639,860
Diageo PLC	184,550	2,994,114
GlaxoSmithKline PLC	44,256	819,226
Hays PLC	405,490	644,877
HSBC Holdings PLC (Hong Kong)#	483,340	5,345,779
HSBC Holdings PLC (Chi-X)	268,745	2,948,793
Imperial Tobacco Group PLC	102,852	3,208,714
Intercontinental Hotels Group PLC	91,790	1,287,644
International Power PLC	390,679	1,931,878
ITV PLC†	2,458,380	2,024,210
Kingfisher PLC	597,547	1,958,949
Ladbrokes PLC	203,338	452,362
Lonmin PLC†	79,120	2,180,003
Reckitt Benckiser Group PLC	200,819	10,558,075
Reed Elsevier PLC	154,584	1,159,691
Rolls-Royce Group PLC†	181,187	1,541,608
Royal Dutch Shell PLC, Class A	78,800	2,150,760
Smith & Nephew PLC	66,218	680,027
Smiths Group PLC	213,949	3,389,522
Standard Chartered PLC	149,757	3,566,817
Tesco PLC	941,828	6,027,306
The Capita Group PLC	149,058	1,627,350
Tullow Oil PLC	69,960	1,268,365
Vodafone Group PLC	1,851,020	3,992,333
William Hill PLC	335,930	998,840

		95,793,093

United States - 0.7%

Autoliv, Inc.#†	17,000	758,370
Autoliv, Inc. SDR†	60	2,680
Synthes, Inc.	23,690	2,824,938

		3,585,988

Total Common Stock
(cost $472,393,111)		495,397,718

PREFERRED STOCK - 0.7%
Brazil - 0.7%

Banco Bradesco SA ADR#	55,640	963,128
Itau Unibanco Holding SA	66,380	1,340,713
Petroleo Brasileiro SA ADR	38,033	1,460,467

Total Preferred Stock
(cost $3,035,499)		3,764,308

EXCHANGE TRADED FUNDS - 0.7%
Japan - 0.4%

Nomura ETF - Nikkei 225 Exchange Traded Fund	16,860	1,937,539

United States - 0.3%

India Fund, Inc.†	28,594	836,946
iShares MSCI Emerging Markets Index Fund#	16,040	624,918

		1,461,864

Total Exchange Traded Funds
(cost $3,087,702)		3,399,403

Total Long-Term Investment Securities
(cost $478,516,312)		502,561,429

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Collective Investment Pool - 9.2%

Securities Lending Quality Trust(2)	47,213,957	47,065,859

Time Deposits - 1.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$7,418,000	7,418,000

Total Short-Term Investment Securities
(cost $54,631,957)		54,483,859

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $1,250,001 and collateralized by $1,225,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,276,082

(cost $1,250,000)	1,250,000	1,250,000

TOTAL INVESTMENTS -
(cost $534,398,269) (3)	108.9%	558,295,288
Liabilities in excess of other assets	(8.9)	(45,712,298)

NET ASSETS -	100.0%	$512,582,990

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $1,793,672 representing 0.35% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
GDR	- Global Depository Receipt
SDR	- Swedish Depository Receipt

Industry Allocation*
Collective Investment Pool	9.2%
Banks-Commercial	6.9
Medical-Drugs	6.1
Food-Misc.	4.3
Oil Companies-Integrated	4.2
Diversified Banking Institutions	3.9
Auto-Cars/Light Trucks	2.7
Diversified Minerals	2.6
Electronic Components-Misc.	2.6
Diversified Operations	2.3
Soap & Cleaning Preparation	2.1
Cellular Telecom	2.0
Telephone-Integrated	2.0
Oil Companies-Exploration & Production	2.0
Chemicals-Diversified	1.9
Food-Retail	1.9
Industrial Gases	1.9
Medical Products	1.8
Brewery	1.7
Time Deposits	1.4
Beverages-Wine/Spirits	1.3
Tobacco	1.3
Electronic Components-Semiconductors	1.3
Electric-Integrated	1.2
Insurance-Multi-line	1.2
Transport-Rail	1.2
Oil-Field Services	1.1
Medical-Generic Drugs	1.1
Insurance-Property/Casualty	1.1
Multimedia	1.1
Transport-Services	1.0
Agricultural Chemicals	1.0
Computer Services	1.0
Food-Catering	0.9
Distribution/Wholesale	0.9
Diversified Manufacturing Operations	0.9
Retail-Apparel/Shoe	0.9
Industrial Automated/Robotic	0.9
Power Converter/Supply Equipment	0.8
Aerospace/Defense	0.8
Semiconductor Components-Integrated Circuits	0.8
Office Automation & Equipment	0.8
Machinery-Construction & Mining	0.8
Engineering/R&D Services	0.7
Finance-Other Services	0.7
Cosmetics & Toiletries	0.7
Human Resources	0.7
Auto/Truck Parts & Equipment-Original	0.6
Import/Export	0.6
Television	0.6
Semiconductor Equipment	0.6
Retail-Jewelry	0.6
Chemicals-Specialty	0.6
Dialysis Centers	0.6
E-Commerce/Services	0.5
Athletic Footwear	0.5
Electric Products-Misc.	0.5
Finance-Leasing Companies	0.5
Enterprise Software/Service	0.5
Building Products-Cement	0.5
Internet Application Software	0.4
Telecom Equipment-Fiber Optics	0.4
Steel-Producers	0.4
Platinum	0.4
Publishing-Periodicals	0.4
Cruise Lines	0.4
Electric-Generation	0.4
Retail-Building Products	0.4
Machinery-Farming	0.4
Index Fund-Large Cap	0.4
Computers	0.4
Patient Monitoring Equipment	0.3
Retail-Convenience Store	0.3
Telecom Services	0.3
Airlines	0.3
Medical Instruments	0.3
Building Products-Doors & Windows	0.3
Retail-Misc./Diversified	0.3
Gambling (Non-Hotel)	0.3
Metal-Copper	0.3
Commercial Services-Finance	0.3
Broadcast Services/Program	0.3
Medical-Biomedical/Gene	0.3
Wireless Equipment	0.3
Hotels/Motels	0.3
Electronic Measurement Instruments	0.2
Repurchase Agreements	0.2
Filtration/Separation Products	0.2
Apparel Manufacturers	0.2
Publishing-Books	0.2
Machinery-General Industrial	0.2
Steel Pipe & Tube	0.2
Retail-Home Furnishings	0.2
Cable/Satellite TV	0.2
Internet Content-Information/News	0.2
Investment Management/Advisor Services	0.2
Paper & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Electronic Connectors	0.1
Web Portals/ISP	0.1
Photo Equipment & Supplies	0.1
Satellite Telecom	0.1
Finance-Credit Card	0.1
Equity Fund - Emerging Market	0.1
Insurance-Reinsurance	0.1
Gas-Distribution	0.1

108.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$46,588,101	$—	$—	$46,588,101
Germany	36,398,422	—	—	$36,398,422
Japan	58,989,623	—	—	$58,989,623
Switzerland	57,757,998	—	—	$57,757,998
United Kingdom	95,793,093	—	—	$95,793,093
Other Countries*	199,869,679	—	802	$199,870,481
Preferred Stock	3,764,308	—	—	$3,764,308
Exchange Traded Funds	3,399,403	—	—	$3,399,403
Short-Term Investment Securities:
Collective Investment Pool	—	47,065,859	—	$47,065,859
Time Deposit	—	7,418,000	—	$7,418,000
Repurchase Agreement	—	1,250,000	—	$1,250,000

Total	$502,560,627	$55,733,859	$802	$558,295,288

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

*	Sum of all other countries each of which individually has an aggregated market value of less than 5% of net assets.

Common Stock
Balance as of 5/31/2009	$18,071
Accrued discounts/premiums	$—
Realized gain(loss)	$—
Change in unrealized appreciation(depreciation)	$(17,269)
Net purchases(sales)	$—
Transfers in and/or out of Level 3	$—

Balance as of 2/28/2010	$802

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 Unaudited

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.6%
Advertising Agencies - 1.6%

Omnicom Group, Inc.#	48,265	$1,767,464

Aerospace/Defense - 2.2%

The Boeing Co.#	38,429	2,427,176

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	14,001	961,169

Applications Software - 1.8%

Microsoft Corp.	68,660	1,967,796

Banks-Fiduciary - 0.9%

State Street Corp.	21,368	959,637

Banks-Super Regional - 2.3%

Wells Fargo & Co.	91,916	2,512,983

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	16,731	1,045,186

Beverages-Wine/Spirits - 1.3%

Diageo PLC	86,076	1,396,485

Commercial Services-Finance - 5.3%

Automatic Data Processing, Inc.	23,119	961,982
Moody’s Corp.#	72,057	1,918,157
Visa, Inc., Class A#	34,005	2,899,946

		5,780,085

Consumer Products-Misc. - 1.3%

Clorox Co.	23,617	1,447,958

Cosmetics & Toiletries - 2.5%

The Procter & Gamble Co.	43,059	2,724,774

Diversified Banking Institutions - 7.6%

Bank of America Corp.	189,670	3,159,902
JP Morgan Chase & Co.	71,005	2,980,080
The Goldman Sachs Group, Inc.	13,005	2,033,332

		8,173,314

Diversified Manufacturing Operations - 3.0%

General Electric Co.#	202,405	3,250,624

E-Commerce/Products - 2.9%

Amazon.com, Inc.†	17,736	2,099,942
Blue Nile, Inc.†#	21,204	1,086,493

		3,186,435

E-Commerce/Services - 1.2%

Ancestry.com, Inc.†	77,947	1,241,696

Enterprise Software/Service - 1.9%

Oracle Corp.	85,427	2,105,776

Finance-Credit Card - 1.1%

American Express Co.	31,366	1,197,868

Food-Misc. - 2.0%

McCormick & Co., Inc.#	59,430	2,205,447

Footwear & Related Apparel - 2.3%

The Timberland Co., Class A†#	132,624	2,452,218

Industrial Gases - 1.0%

Air Products & Chemicals, Inc.	16,036	1,099,749

Insurance-Life/Health - 2.2%

Prudential Financial, Inc.	44,785	2,347,182

Investment Companies - 0.4%

Apollo Global Mgmt LLC Class A†(1)(2)	72,697	436,182

Investment Management/Advisor Services - 1.1%

T. Rowe Price Group, Inc.#	23,457	1,189,035

Medical Instruments - 1.6%

Medtronic, Inc.#	39,972	1,734,785

Medical Products - 2.5%

Johnson & Johnson	42,388	2,670,444

Medical-Biomedical/Gene - 1.9%

Amgen, Inc.†	37,139	2,102,439

Medical-Drugs - 9.5%

Merck & Co., Inc.	112,717	4,157,003
Novartis AG ADR	61,518	3,403,176
Pfizer, Inc.	153,386	2,691,924

		10,252,103

Multimedia - 1.9%

FactSet Research Systems, Inc.#	30,177	1,997,717

Networking Products - 3.5%

Cisco Systems, Inc.†	153,701	3,739,545

Oil Companies-Exploration & Production - 1.9%

Apache Corp.	19,492	2,020,151

Oil Companies-Integrated - 6.0%

Chevron Corp.	20,913	1,512,010
ConocoPhillips	53,608	2,573,184
Exxon Mobil Corp.	36,360	2,363,400

		6,448,594

Oil-Field Services - 1.3%

Schlumberger, Ltd.#	23,712	1,448,803

Retail-Building Products - 3.4%

Home Depot, Inc.	117,631	3,670,087

Retail-Restaurants - 1.0%

Burger King Holdings, Inc.#	62,137	1,111,631

Television - 3.1%

CBS Corp., Class B#	256,370	3,330,246

Tobacco - 2.1%

Philip Morris International, Inc.	45,283	2,217,961

Toys - 1.5%

Nintendo Co., Ltd.	6,100	1,659,486

Transport-Services - 2.2%

Expeditors International of Washington, Inc.	31,675	1,155,187
United Parcel Service, Inc., Class B	21,526	1,264,437

		2,419,624

Web Portals/ISP - 3.7%

Google, Inc., Class A†	7,626	4,017,377

Wireless Equipment - 2.7%

QUALCOMM, Inc.	80,407	2,950,133

Total Long-Term Investment Securities
(cost $96,726,442)		105,667,365

SHORT-TERM INVESTMENT SECURITIES - 14.8%
Collective Investment Pool - 12.6%

Securities Lending Quality Trust(3)(5)	13,733,288	13,690,210

Time Deposits - 2.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$2,371,000	2,371,000

Total Short-Term Investment Securities
(cost $16,104,288)		16,061,210

TOTAL INVESTMENTS
(cost $112,830,730)(4)	112.4%	121,728,575
Liabilities in excess of other assets	(12.4)	(13,468,072)

NET ASSETS	100.0%	$108,260,503

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $436,182 representing 0.41% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Apollo Global Management LLC, Class A
Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	$1,383,129	$436,182	$6.00	0.40%

(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At February 28, 2010, the Fund had loaned securities with a total value of $13,942,388. This was secured by collateral of $13,733,288, which was received in cash and subsequently invested in short-term investments currently valued at $13,690,210 as reported in the portfolio of investments. The remaining collateral of $532,928 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

United States Treasury Notes	0.88% to 4.25%	01/31/11 to 05/15/39
United States Treasury Bonds	4.38% to 7.50%	11/15/24 to 02/15/38

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level -1 Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$5,780,085	$—	$—	$5,780,085
Diversified Banking Institutions	8,173,314	—	—	8,173,314
Medical - Drugs	10,252,103	—	—	10,252,103
Oil Companies - Integrated	6,448,594	—	—	6,448,594
Other Industries*	75,013,269	—	—	75,013,269
Short-Term Investment Securities:
Collective Investment Pool	—	13,690,210	—	13,690,210
Time Deposits	—	2,371,000	—	2,371,000

Total	$105,667,365	$16,061,210	$—	$121,728,575

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.2%
Aerospace/Defense - 0.8%

Lockheed Martin Corp.	12,000	$933,120
Raytheon Co.	37,400	2,103,376

		3,036,496

Aerospace/Defense-Equipment - 1.9%

Goodrich Corp.	33,411	2,192,764
United Technologies Corp.	67,566	4,638,406

		6,831,170

Agricultural Chemicals - 1.6%

Monsanto Co.	28,237	1,994,944
Potash Corp. of Saskatchewan, Inc.	5,975	659,998
Syngenta AG	12,213	3,160,544

		5,815,486

Apparel Manufacturers - 0.8%

Coach, Inc.	84,086	3,064,094

Applications Software - 3.1%

Check Point Software Technologies†	58,440	1,905,144
Microsoft Corp.	324,508	9,300,399

		11,205,543

Auto-Cars/Light Trucks - 1.0%

Ford Motor Co.†	317,683	3,729,598

Auto-Heavy Duty Trucks - 0.3%

Navistar International Corp.†	25,000	979,000

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	96,352	6,019,109

Casino Hotels - 0.4%

Wynn Resorts, Ltd.#	25,200	1,601,964

Commercial Services-Finance - 1.7%

Mastercard, Inc., Class A	8,591	1,927,563
Visa, Inc., Class A	49,800	4,246,944

		6,174,507

Computer Services - 2.0%

Accenture PLC, Class A	96,579	3,860,263
Cognizant Technology Solutions Corp., Class A†	72,409	3,485,045

		7,345,308

Computers - 11.5%

Apple, Inc.†	102,334	20,939,583
Hewlett-Packard Co.	245,870	12,487,737
International Business Machines Corp.	55,868	7,104,175
Research In Motion, Ltd.†	17,000	1,204,960

		41,736,455

Computers-Memory Devices - 1.5%

EMC Corp.†	225,660	3,946,793
Western Digital Corp.†	42,057	1,624,662

		5,571,455

Consulting Services - 0.3%

FTI Consulting, Inc.†	33,050	1,214,257

Cosmetics & Toiletries - 1.2%

The Estee Lauder Cos., Inc., Class A	40,206	2,417,587
The Procter & Gamble Co.	31,900	2,018,632

		4,436,219

Diversified Banking Institutions - 2.8%

Bank of America Corp.	78,100	1,301,146
JP Morgan Chase & Co.	54,800	2,299,956
The Goldman Sachs Group, Inc.	41,039	6,416,448

		10,017,550

Diversified Manufacturing Operations - 1.2%

Cooper Industries PLC, Class A	46,257	2,098,218
Danaher Corp.	29,100	2,152,527

		4,250,745

Diversified Minerals - 1.7%

BHP Billiton, Ltd. ADR#	83,233	6,103,476

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	19,200	2,273,280

Electric Products-Misc. - 1.1%

AMETEK, Inc.	53,717	2,097,112
Emerson Electric Co.	37,400	1,770,516

		3,867,628

Electronic Components-Misc. - 0.5%

Flextronics International, Ltd.†	252,791	1,759,425

Electronic Components-Semiconductors - 3.3%

Avago Technologies, Ltd.†#	83,246	1,510,915
Broadcom Corp., Class A	45,000	1,409,400
Intel Corp.	157,900	3,241,687
MEMC Electronic Materials, Inc.†	69,000	835,590
Texas Instruments, Inc.	125,499	3,059,666
Xilinx, Inc.#	77,780	2,009,057

		12,066,315

Electronic Forms - 0.4%

Adobe Systems, Inc.†	38,147	1,321,794

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	38,900	1,223,794

Engineering/R&D Services - 2.1%

ABB, Ltd.†	132,859	2,687,481
Fluor Corp.	63,758	2,728,842
URS Corp.†	48,840	2,271,060

		7,687,383

Enterprise Software/Service - 3.0%

BMC Software, Inc.†	67,411	2,483,421
Oracle Corp.	334,072	8,234,875

		10,718,296

Entertainment Software - 0.4%

Activision Blizzard, Inc.	124,700	1,325,561

Finance-Credit Card - 0.4%

Discover Financial Services	114,700	1,565,655

Finance-Investment Banker/Broker - 0.5%

The Charles Schwab Corp.	90,400	1,655,224

Food-Dairy Products - 0.3%

Dean Foods Co.†	76,100	1,110,299

Industrial Gases - 0.2%

Praxair, Inc.	11,300	849,082

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.†	77,630	3,786,015

Internet Security - 0.4%

Symantec Corp.†	85,400	1,413,370

Investment Management/Advisor Services - 1.3%

BlackRock, Inc.	9,103	1,991,736
Invesco, Ltd.	143,200	2,806,720

		4,798,456

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	32,204	1,635,963

Medical Instruments - 0.8%

Medtronic, Inc.	34,400	1,492,960
St. Jude Medical, Inc.†	40,300	1,540,266

		3,033,226

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	12,700	931,037

Quest Diagnostics, Inc.	27,818	1,578,672

		2,509,709

Medical Products - 1.5%

Baxter International, Inc.	29,300	1,668,049
Johnson & Johnson	61,642	3,883,446

		5,551,495

Medical-Biomedical/Gene - 4.1%

Amgen, Inc.†	114,529	6,483,487
Celgene Corp.†	34,600	2,059,392
Gilead Sciences, Inc.†	130,144	6,196,156

		14,739,035

Medical-Drugs - 1.0%

Abbott Laboratories	64,758	3,515,064

Medical-Generic Drugs - 1.4%

Mylan, Inc.†#	160,600	3,427,204
Teva Pharmaceutical Industries, Ltd. ADR	28,608	1,716,766

		5,143,970

Medical-HMO - 1.9%

UnitedHealth Group, Inc.	128,483	4,350,434
WellPoint, Inc.†	39,581	2,448,877

		6,799,311

Medical-Wholesale Drug Distribution - 1.6%

AmerisourceBergen Corp.	112,219	3,146,621
McKesson Corp.	47,445	2,806,372

		5,952,993

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	17,500	1,315,300

Metal-Diversified - 0.5%

Rio Tinto PLC ADR	8,702	1,808,276

Multimedia - 0.4%

The Walt Disney Co.	47,600	1,487,024

Networking Products - 2.2%

Cisco Systems, Inc.†	327,396	7,965,545

Oil & Gas Drilling - 2.0%

Diamond Offshore Drilling, Inc.#	18,558	1,620,485
Ensco International PLC ADR	46,989	2,075,504
Noble Corp.†	43,742	1,848,537
Transocean, Ltd.†	22,860	1,824,685

		7,369,211

Oil Companies-Exploration & Production - 3.4%

Apache Corp.	11,200	1,160,768
Devon Energy Corp.	10,400	716,144
Occidental Petroleum Corp.	99,074	7,911,059
Ultra Petroleum Corp.†	18,100	827,713
XTO Energy, Inc.	39,640	1,811,548

		12,427,232

Oil Companies-Integrated - 0.4%

Exxon Mobil Corp.	24,200	1,573,000

Oil Field Machinery & Equipment - 1.7%

FMC Technologies, Inc.†	47,280	2,655,717
National Oilwell Varco, Inc.	78,338	3,405,353

		6,061,070

Oil-Field Services - 0.8%

Schlumberger, Ltd.	49,350	3,015,285

Pharmacy Services - 2.0%

Express Scripts, Inc.†	43,697	4,195,349
Medco Health Solutions, Inc.†	48,556	3,070,681

		7,266,030

Retail-Apparel/Shoe - 2.5%

Abercrombie & Fitch Co., Class A#	41,100	1,496,862
Limited Brands, Inc.#	127,067	2,809,452
Ross Stores, Inc.#	58,664	2,869,256
The Gap, Inc.	91,182	1,960,413

		9,135,983

Retail-Building Products - 0.3%

Lowe’s Cos., Inc.	43,300	1,026,643

Retail-Computer Equipment - 0.3%

GameStop Corp., Class A†#	52,500	903,000

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	23,000	839,500

Retail-Discount - 1.5%

Dollar Tree, Inc.†	37,281	2,078,043
Target Corp.	33,000	1,700,160
Wal-Mart Stores, Inc.	32,000	1,730,240

		5,508,443

Retail-Drug Store - 1.4%

CVS Caremark Corp.	146,078	4,930,132

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.	17,900	493,682

Retail-Office Supplies - 0.5%

Staples, Inc.	76,200	1,962,912

Retail-Regional Department Stores - 1.0%

Kohl’s Corp.†	68,054	3,662,666

Retail-Restaurants - 1.3%

Burger King Holdings, Inc.#	69,500	1,243,355
McDonald’s Corp.	22,600	1,443,010
Starbucks Corp.†	82,868	1,898,506

		4,584,871

Schools - 0.8%

Apollo Group, Inc., Class A†	48,948	2,931,006

Semiconductor Components-Integrated Circuits - 0.8%

Marvell Technology Group, Ltd.†	145,666	2,814,267

Semiconductor Equipment - 0.4%

ASML Holding NV	52,200	1,609,326

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	72,300	1,274,649

Transport-Rail - 1.3%

Union Pacific Corp.	69,100	4,655,267

Web Hosting/Design - 0.3%

Equinix, Inc.†#	9,600	906,912

Web Portals/ISP - 3.5%

Google, Inc., Class A†	20,277	10,681,923
NetEase.com, Inc. ADR†	48,438	1,882,301

		12,564,224

Wireless Equipment - 1.6%

American Tower Corp., Class A†	42,700	1,821,582
QUALCOMM, Inc.	108,800	3,991,872

		5,813,454

X-Ray Equipment - 0.4%

Hologic, Inc.†	90,600	1,562,850

Total Common Stock
(cost $314,161,301)		352,902,535

EXCHANGE TRADED FUNDS - 0.7%
Sector Fund - Financial Services - 0.7%

Financial Select Sector SPDR Fund#
(cost $2,319,242)	182,740	2,682,623

Total Long-Term Investment Securities
(cost $316,480,543)		355,585,158

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Collective Investment Pool - 4.8%

Securities Lending Quality Trust(1)	17,293,959	17,239,712

Time Deposits - 1.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$5,050,000	5,050,000

Total Short-Term Investment Securities
(cost $22,343,959)		22,289,712

REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(2)
(cost $2,172,000)	2,172,000	2,172,000

TOTAL INVESTMENTS
(cost $340,996,502)(3)	104.7%	380,046,870
Liabilities in excess of other assets	(4.7)	(17,089,116)

NET ASSETS	100.0%	$362,957,754

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 1).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$41,736,455	$—	$—	$41,736,455
Other Industries*	311,166,080	—	—	311,166,080
Exchange Traded Funds	2,682,623	—	—	2,682,623
Short-Term Investment Securities:
Collective Investment Pool	—	17,239,712	—	17,239,712
Time Deposits	—	5,050,000	—	5,050,000
Repurchase Agreement	—	2,172,000	—	2,172,000

Total	$355,585,158	$24,461,712	$—	$380,046,870

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount/Shares	Market Value (note 1)
COMMON STOCK - 99.0%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	119,100	$3,582,528

Aerospace/Defense-Equipment - 0.6%

Alliant Techsystems, Inc.†#	73,700	5,855,465
BE Aerospace, Inc.†	225,900	5,850,810

		11,706,275

Agricultural Chemicals - 0.6%

Intrepid Potash, Inc.†#	92,200	2,537,344
Terra Industries, Inc.	223,100	9,185,027

		11,722,371

Airlines - 0.3%

AirTran Holdings, Inc.†#	300,700	1,449,374
Alaska Air Group, Inc.†#	78,900	2,761,500
JetBlue Airways Corp.†#	460,900	2,433,552

		6,644,426

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.†#	212,600	5,512,718
Under Armour, Inc., Class A†#	84,100	2,191,646

		7,704,364

Applications Software - 0.1%

Quest Software, Inc.†	139,400	2,348,890

Auction House/Art Dealers - 0.2%

Sotheby’s#	149,500	3,632,850

Auto-Heavy Duty Trucks - 0.4%

Oshkosh Corp.†	199,900	7,620,188

Auto/Truck Parts & Equipment-Original - 0.5%

BorgWarner, Inc.†#	260,900	9,773,314

Banks-Commercial - 3.5%

Associated Banc-Corp.#	373,000	4,815,430
BancorpSouth, Inc.#	164,300	3,198,921
Bank of Hawaii Corp.	107,200	4,524,912
Cathay General Bancorp#	167,300	1,627,829
City National Corp.#	96,800	4,832,256
Commerce Bancshares, Inc.	163,095	6,606,978
Cullen/Frost Bankers, Inc.#	133,900	7,250,685
FirstMerit Corp.#	191,800	4,054,652
Fulton Financial Corp.#	393,900	3,789,318
International Bancshares Corp.#	115,900	2,457,080
PacWest Bancorp.#	66,600	1,351,980
Prosperity Bancshares, Inc.	103,700	4,335,697
SVB Financial Group†#	91,600	4,081,696
Synovus Financial Corp.#	1,073,900	3,060,615
TCF Financial Corp.#	271,300	3,917,572
Trustmark Corp.#	125,100	2,852,280
Valley National Bancorp.#	330,300	4,756,320
Webster Financial Corp.#	143,800	2,300,800
Westamerica Bancorporation#	65,200	3,578,176

		73,393,197

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	197,300	2,845,066

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.†	156,000	9,040,200

Beverages-Non-alcoholic - 0.5%

Hansen Natural Corp.†	159,200	6,622,720
PepsiAmericas, Inc.#	125,300	3,756,494

		10,379,214

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.†#	278,300	2,117,863

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	108,900	4,595,580

Building Products-Cement - 0.4%

Martin Marietta Materials, Inc.#	99,700	7,898,234

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	75,100	2,075,013

Building-Maintance & Services - 0.1%

Rollins, Inc.	97,800	2,078,250

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	79,300	2,690,649

Building-Residential/Commercial - 1.1%

KB Home	165,500	2,694,340
MDC Holdings, Inc.#	83,900	2,871,058
NVR, Inc.†#	13,300	9,420,390
Ryland Group, Inc.#	97,800	2,219,082
Toll Brothers, Inc.†	306,600	5,773,278

		22,978,148

Casino Hotels - 0.0%

Boyd Gaming Corp.†	123,100	940,484

Casino Services - 0.4%

Bally Technologies, Inc.†	122,600	5,074,107
Scientific Games Corp., Class A†	145,100	2,450,739

		7,524,846

Cellular Telecom - 0.1%

Syniverse Holdings, Inc.†#	155,100	2,608,782

Chemicals-Diversified - 0.1%

Olin Corp.	175,400	3,071,254

Chemicals-Specialty - 2.0%

Albemarle Corp.	204,900	7,681,701
Ashland, Inc.	167,400	7,881,192
Cabot Corp.	145,900	4,239,854
Cytec Industries, Inc.	108,700	4,638,229
Lubrizol Corp.	152,500	12,049,025
Minerals Technologies, Inc.#	41,800	2,041,094
Sensient Technologies Corp.#	109,400	2,890,348

		41,421,443

Coal - 0.5%

Arch Coal, Inc.#	363,000	8,163,870
Patriot Coal Corp.†#	167,500	2,790,550

		10,954,420

Coatings/Paint - 0.6%

RPM International, Inc.	288,700	5,557,475
Valspar Corp.#	225,300	6,164,208

		11,721,683

Coffee - 0.3%

Green Mountain Coffee Roasters, Inc.†	78,100	6,590,859

Commercial Services - 0.5%

Alliance Data Systems Corp.†#	116,800	6,475,392
Convergys Corp.†	274,800	3,391,032

		9,866,424

Commercial Services-Finance - 1.1%

Deluxe Corp.#	114,300	2,051,685
Global Payments, Inc.	181,100	7,752,891
Lender Processing Services, Inc.	214,100	8,174,338
SEI Investments Co.	289,400	5,099,228

		23,078,142

Computer Aided Design - 0.6%

ANSYS, Inc.†	198,200	8,693,052
Parametric Technology Corp.†	263,400	4,585,794

		13,278,846

Computer Services - 0.3%

DST Systems, Inc.†#	87,800	3,374,154
SRA International, Inc.†	96,100	1,831,666

		5,205,820

Computers - 0.1%

Palm, Inc.†#	369,500	2,253,950

Computers-Integrated Systems - 0.9%

Diebold, Inc.	148,200	4,291,872
Jack Henry & Associates, Inc.#	189,300	4,274,394
MICROS Systems, Inc.†	178,000	5,347,120
NCR Corp.†	355,700	4,488,934

		18,402,320

Consulting Services - 0.7%

FTI Consulting, Inc.†	115,900	4,258,166
Gartner, Inc.†	134,500	3,199,755
Navigant Consulting, Inc.†	111,700	1,299,071
The Corporate Executive Board Co.#	76,200	1,743,456
Towers Watson & Co., Class A#	95,400	4,213,818

		14,714,266

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A#	88,200	1,681,974
The Scotts Miracle-Gro Co., Class A	100,600	3,928,430
Tupperware Brands Corp.	142,000	6,635,660

		12,246,064

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A	76,700	3,930,108
Silgan Holdings, Inc.#	59,900	3,420,889

		7,350,997

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	230,200	5,478,760
Sonoco Products Co.	223,500	6,611,130
Temple-Inland, Inc.	238,900	4,448,318

		16,538,208

Cosmetics & Toiletries - 0.3%

Alberto-Culver Co.	191,000	5,294,520

Data Processing/Management - 0.6%

Acxiom Corp.†#	176,900	2,982,534
Broadridge Financial Solutions, Inc.	305,900	6,436,136
Fair Isaac Corp.#	107,700	2,472,792

		11,891,462

Decision Support Software - 0.3%

MSCI, Inc., Class A†	231,300	6,934,374

Diagnostic Equipment - 0.4%

Affymetrix, Inc.†#	158,700	1,160,097
Gen-Probe, Inc.†	109,900	4,954,292
Immucor, Inc.†#	156,800	3,030,944

		9,145,333

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†#	131,000	6,918,110

Direct Marketing - 0.1%

Harte-Hanks, Inc.#	85,300	1,014,217

Distribution/Wholesale - 1.2%

Fossil, Inc.†#	107,400	3,893,250
Ingram Micro, Inc., Class A†	365,600	6,471,120
LKQ Corp.†	316,200	6,055,230
Owens & Minor, Inc.	93,800	4,188,170
Tech Data Corp.†	113,700	4,870,908

		25,478,678

Diversified Manufacturing Operations - 2.0%

Carlisle Cos., Inc.	137,000	4,699,100
Crane Co.	104,500	3,309,515
Federal Signal Corp.	108,700	833,729
Harsco Corp.	179,500	5,388,590
Matthews International Corp., Class A#	67,900	2,276,008
Pentair, Inc.	219,800	7,156,688
SPX Corp.#	110,200	6,555,798
Teleflex, Inc.	88,800	5,411,472
The Brink’s Co.	107,200	2,731,456
Trinity Industries, Inc.#	177,200	2,982,276

		41,344,632

E-Commerce/Services - 0.3%

NetFlix, Inc.†#	96,500	6,373,825

E-Marketing/Info - 0.2%

Digital River, Inc.†	86,300	2,268,827
ValueClick, Inc.†	191,400	1,816,386

		4,085,213

Electric Products-Misc. - 0.5%

AMETEK, Inc.	241,100	9,412,544

Electric-Integrated - 3.5%

Alliant Energy Corp.	247,400	7,825,262
Black Hills Corp.#	87,000	2,424,690
Cleco Corp.	135,500	3,420,020
DPL, Inc.	267,400	7,096,796
Great Plains Energy, Inc.#	302,400	5,385,744
Hawaiian Electric Industries, Inc.#	205,700	4,190,109
IDACORP, Inc.	106,200	3,507,786
MDU Resources Group, Inc.	419,600	8,576,624
NSTAR#	239,000	8,082,980
NV Energy, Inc.	524,900	5,831,639
OGE Energy Corp.	216,400	7,911,584
PNM Resources, Inc.	193,700	2,367,014
Westar Energy, Inc.	243,900	5,219,460

		71,839,708

Electronic Components-Misc. - 0.5%

Gentex Corp.	308,100	5,980,221
Vishay Intertechnology, Inc.†	417,200	4,276,300

		10,256,521

Electronic Components-Semiconductors - 2.0%

Cree, Inc.†#	231,600	15,709,428
Fairchild Semiconductor International, Inc.†	277,000	2,858,640
International Rectifier Corp.†	159,300	3,222,639
Intersil Corp., Class A	274,200	4,069,128
Rovi Corp.†	230,300	7,715,050
Semtech Corp.†#	137,800	2,186,886
Silicon Laboratories, Inc.†	102,000	4,634,880

		40,396,651

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	117,000	4,223,700

Electronic Design Automation - 0.6%

Cadence Design Systems, Inc.†	600,800	3,424,560
Mentor Graphics Corp.†	219,800	1,828,736
Synopsys, Inc.†	326,000	7,139,400

		12,392,696

Electronic Measurement Instruments - 0.8%

Itron, Inc.†#	89,700	6,005,415
National Instruments Corp.	126,900	4,012,578
Trimble Navigation, Ltd.†#	269,000	7,228,030

		17,246,023

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	267,600	7,548,996
Avnet, Inc.†	338,100	9,334,941

		16,883,937

Engineering/R&D Services - 1.4%

Aecom Technology Corp.†	251,700	6,821,070
KBR, Inc.	358,400	7,422,464
The Shaw Group, Inc.†	187,000	6,488,900
URS Corp.†	187,500	8,718,750

		29,451,184

Enterprise Software/Service - 0.8%

Advent Software, Inc.†	35,000	1,411,200
Informatica Corp.†#	199,900	5,101,448
ManTech International Corp., Class A†#	49,700	2,454,186
Sybase, Inc.†#	182,200	8,087,858

		17,054,692

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	67,600	1,716,364

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	172,600	7,121,476

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†#	214,600	4,774,850

Finance-Investment Banker/Broker - 0.6%

Jefferies Group, Inc.†#	266,900	6,661,824
Raymond James Financial, Inc.#	220,700	5,707,302

		12,369,126

Food-Baking - 0.2%

Flowers Foods, Inc.#	173,000	4,409,770

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	58,700	1,597,227

Food-Meat Products - 0.3%

Smithfield Foods, Inc.†#	314,800	5,417,708

Food-Misc. - 0.8%

Corn Products International, Inc.	167,500	5,457,150
Lancaster Colony Corp.#	43,601	2,508,802
Ralcorp Holdings, Inc.†	127,000	8,484,870

		16,450,822

Food-Retail - 0.1%

Ruddick Corp.#	91,100	2,669,230

Footwear & Related Apparel - 0.1%

The Timberland Co., Class A†#	98,900	1,828,661

Funeral Services & Related Items - 0.2%

Service Corp. International	566,400	4,565,184

Gas-Distribution - 2.4%

AGL Resources, Inc.	173,100	6,288,723
Atmos Energy Corp.	206,900	5,681,474
Energen Corp.	160,500	7,296,330
National Fuel Gas Co.	180,100	8,958,174
Southern Union Co.	277,300	6,638,562
UGI Corp.	243,100	6,089,655
Vectren Corp.	181,500	4,219,875
WGL Holdings, Inc.#	111,200	3,652,920

		48,825,713

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc.†#	51,200	2,910,208

Hospital Beds/Equipment - 0.5%

Hill-Rom Holdings, Inc.	140,100	3,676,224
Kinetic Concepts, Inc.†#	138,500	5,805,920

		9,482,144

Human Resources - 0.9%

Hewitt Associates, Inc., Class A†	186,000	7,066,140
Korn/Ferry International†#	102,100	1,743,868
Manpower, Inc.	175,300	9,031,456

		17,841,464

Independent Power Producers - 0.1%

Dynegy, Inc., Class A†	1,127,700	1,691,550

Industrial Automated/Robotic - 0.2%

Nordson Corp.#	75,100	4,941,580

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†	75,400	7,495,514
Woodward Governor Co.	126,800	3,650,572

		11,146,086

Instruments-Scientific - 0.2%

Varian, Inc.†#	64,600	3,338,528

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.	227,600	5,400,948
Brown & Brown, Inc.	263,300	4,418,174

		9,819,122

Insurance-Life/Health - 0.4%

Protective Life Corp.	191,300	3,512,268
StanCorp Financial Group, Inc.	109,800	4,719,204

		8,231,472

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	176,700	4,571,229

Horace Mann Educators Corp.	87,600	1,177,344
Old Republic International Corp.#	537,800	6,071,762
Unitrin, Inc.	111,400	2,691,424

		14,511,759

Insurance-Property/Casualty - 1.8%

Fidelity National Financial, Inc., Class A	515,000	7,338,750
First American Corp.	224,800	7,245,304
HCC Insurance Holdings, Inc.	251,700	7,022,430
Mercury General Corp.#	79,600	3,268,376
The Hanover Insurance Group, Inc.	111,900	4,716,585
WR Berkley Corp.	301,700	7,765,758

		37,357,203

Insurance-Reinsurance - 0.9%

Everest Re Group, Ltd.	134,900	11,523,158
Reinsurance Group of America, Inc.#	162,700	7,733,131

		19,256,289

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	177,100	9,882,180

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	101,800	4,249,132

Investment Companies - 0.2%

Apollo Investment Corp.	389,400	4,540,404

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†#	93,900	6,679,107
Eaton Vance Corp.#	262,700	7,930,913
Waddell & Reed Financial, Inc., Class A	190,700	6,270,216

		20,880,236

Leisure Products - 0.2%

WMS Industries, Inc.†#	118,000	4,475,740

Machine Tools & Related Products - 0.4%

Kennametal, Inc.#	181,900	4,738,495
Lincoln Electric Holdings, Inc.	95,000	4,531,500

		9,269,995

Machinery-Construction & Mining - 1.3%

Bucyrus International, Inc.	167,900	10,503,824
Joy Global, Inc.	228,700	11,617,960
Terex Corp.†#	241,600	4,703,952

		26,825,736

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	82,300	4,643,366

Machinery-Farming - 0.3%

AGCO Corp.†#	206,600	7,076,050

Machinery-General Industrial - 0.5%

IDEX Corp.	180,600	5,598,600
Wabtec Corp.#	106,200	4,050,468

		9,649,068

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†#	131,400	3,754,098

Machinery-Pumps - 0.2%

Graco, Inc.	134,000	3,672,940

Medical Information Systems - 0.6%

Cerner Corp.†	151,500	12,566,925

Medical Instruments - 1.5%

Beckman Coulter, Inc.	155,000	10,161,800
Edwards Lifesciences Corp.†	126,600	11,625,678
Techne Corp.	83,300	5,324,536
Thoratec Corp.†#	126,900	3,661,065

		30,773,079

Medical Labs & Testing Services - 0.4%

Covance, Inc.†#	143,200	8,107,984

Medical Products - 0.6%

Henry Schein, Inc.†#	202,200	11,491,026

Medical Sterilization Products - 0.2%

STERIS Corp.#	131,200	4,147,232

Medical-Biomedical/Gene - 1.8%

Bio-Rad Laboratories, Inc., Class A†	43,000	4,015,770
Charles River Laboratories International, Inc.†	147,300	5,585,616
OSI Pharmaceuticals, Inc.†#	129,700	4,801,494
United Therapeutics Corp.†#	105,800	6,073,978
Vertex Pharmaceuticals, Inc.†#	430,700	17,490,727

		37,967,585

Medical-Drugs - 0.7%

Endo Pharmaceuticals Holdings, Inc.†	262,300	5,967,325
Medicis Pharmaceutical Corp., Class A#	133,100	2,994,750
Valeant Pharmaceuticals International†	150,800	5,612,776

		14,574,851

Medical-Generic Drugs - 0.4%

Perrigo Co.#	179,900	8,917,643

Medical-HMO - 0.4%

Health Net, Inc.†	232,300	5,363,807
WellCare Health Plans, Inc.†#	94,600	2,525,820

		7,889,627

Medical-Hospitals - 1.1%

Community Health Systems, Inc.†	207,800	7,121,306
Health Management Associates, Inc., Class A†	555,100	4,046,679
LifePoint Hospitals, Inc.†#	122,500	3,736,250
Universal Health Services, Inc., Class B	220,100	6,827,502

		21,731,737

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	87,500	1,524,250

Medical-Outpatient/Home Medical - 0.3%

Lincare Holdings, Inc.†#	152,300	6,116,368

Metal Processors & Fabrication - 0.5%

Commercial Metals Co.#	251,800	4,129,520
Timken Co.	177,400	4,653,202
Worthington Industries, Inc.#	136,000	2,154,240

		10,936,962

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	150,900	5,814,177

Motion Pictures & Services - 0.4%

DreamWorks Animation SKG, Inc., Class A†	168,600	7,327,356

Multimedia - 0.3%

FactSet Research Systems, Inc.#	94,100	6,229,420

Networking Products - 0.6%

3Com Corp.†	876,600	6,688,458
Polycom, Inc.†#	188,600	4,924,346

		11,612,804

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.†#	176,000	5,917,120

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	124,900	2,273,180
HNI Corp.	100,600	2,391,262

		4,664,442

Oil & Gas Drilling - 1.2%

Atwood Oceanics, Inc.†	126,400	4,229,344
Patterson-UTI Energy, Inc.#	343,300	5,300,552
Pride International, Inc.†	390,000	10,912,200
Unit Corp.†	90,300	3,925,341

		24,367,437

Oil Companies-Exploration & Production - 3.1%

Bill Barrett Corp.†#	86,500	2,933,215
Cimarex Energy Co.	186,600	11,151,216
Comstock Resources, Inc.†	104,300	3,600,436
Encore Acquisition Co.†#	124,100	6,146,673
Forest Oil Corp.†	250,900	6,799,390
Mariner Energy, Inc.†#	227,500	3,417,050
Newfield Exploration Co.†	297,000	15,167,790
Plains Exploration & Production Co.†	311,400	10,217,034
Quicksilver Resources, Inc.†	264,600	3,947,832

		63,380,636

Oil Refining & Marketing - 0.1%

Frontier Oil Corp.	234,200	2,901,738

Oil-Field Services - 0.8%

Exterran Holdings, Inc.†#	139,700	3,178,175
Helix Energy Solutions Group, Inc.†	205,100	2,360,701
Oceaneering International, Inc.†	122,600	7,411,170
Superior Energy Services, Inc.†	174,900	3,615,183

		16,565,229

Patient Monitoring Equipment - 0.2%

Masimo Corp.#	116,300	3,220,347

Pharmacy Services - 0.4%

Omnicare, Inc.	267,000	7,227,690

Physical Therapy/Rehabilitation Centers - 0.1%

Psychiatric Solutions, Inc.†#	125,800	2,698,410

Pipelines - 0.5%

Oneok, Inc.	235,900	10,457,447

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	132,000	6,184,200

Private Corrections - 0.3%

Corrections Corp. of America†	258,100	5,523,340

Protection/Safety - 0.2%

Brink’s Home Security Holdings, Inc.†	102,400	4,285,440

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	95,700	4,017,486
Scholastic Corp.	56,900	1,672,860

		5,690,346

Racetracks - 0.1%

International Speedway Corp., Class A	68,400	1,826,964

Real Estate Investment Trusts - 7.0%

Alexandria Real Estate Equities, Inc.#	98,800	6,088,056
AMB Property Corp.	327,000	7,959,180
BRE Properties, Inc.	121,500	4,095,765
Camden Property Trust	143,400	5,743,170
Corporate Office Properties Trust	130,300	4,798,949
Cousins Properties, Inc.	223,247	1,605,146
Duke Realty Corp.	500,600	5,556,660
Equity One, Inc.#	73,500	1,357,545
Essex Property Trust, Inc.#	65,100	5,592,090
Federal Realty Investment Trust	136,800	9,433,728
Highwoods Properties, Inc.#	158,900	4,616,045
Hospitality Properties Trust	275,800	6,059,326
Liberty Property Trust	251,800	7,788,174
Mack-Cali Realty Corp.	175,800	5,896,332
Nationwide Health Properties, Inc.	250,800	8,324,052
Omega Healthcare Investors, Inc.	190,100	3,606,197
Potlatch Corp.#	89,000	2,938,780
Rayonier, Inc.	177,700	7,386,989
Realty Income Corp.#	233,200	6,529,600
Regency Centers Corp.#	179,500	6,223,265
Senior Housing Properties Trust	284,600	5,916,834
SL Green Realty Corp.#	172,600	8,812,956
The Macerich Co.#	215,490	7,680,064
UDR, Inc.#	341,600	5,738,880
Weingarten Realty Investors	232,900	4,795,411

		144,543,194

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.#	93,500	5,955,015

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	92,500	2,345,800

Rental Auto/Equipment - 0.4%

Aaron’s Inc.#	121,400	3,601,938
Rent-A-Center, Inc.†	147,900	3,289,296
United Rentals, Inc.†#	134,400	1,014,720

		7,905,954

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	264,300	5,566,158

Respiratory Products - 0.5%

ResMed, Inc.†#	167,700	9,572,316

Retail-Apparel/Shoe - 2.1%

Aeropostale, Inc.†	147,600	5,219,136
American Eagle Outfitters, Inc.	464,400	7,834,428
AnnTaylor Stores Corp.†#	131,300	2,259,673
Chico’s FAS, Inc.	397,800	5,390,190
Collective Brands, Inc.†	143,300	3,238,580
Foot Locker, Inc.	349,700	4,535,609
Guess?, Inc.	129,700	5,290,463
J Crew Group, Inc.†	125,000	5,260,000
Phillips-Van Heusen Corp.	115,400	5,022,208

		44,050,287

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	211,600	8,633,280

Retail-Automobile - 0.7%

CarMax, Inc.†#	495,800	10,010,202
Copart, Inc.†	150,500	5,369,840

		15,380,042

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.#	88,500	1,776,195

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.†#	129,500	672,105
MSC Industrial Direct Co., Inc., Class A	98,300	4,479,531

		5,151,636

Retail-Discount - 0.8%

99 Cents Only Stores†#	101,500	1,674,750
BJ’s Wholesale Club, Inc.†#	124,500	4,503,165
Dollar Tree, Inc.†	197,400	11,003,076

		17,180,991

Retail-Hair Salons - 0.1%

Regis Corp.#	127,700	2,110,881

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	236,300	5,070,998

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	356,700	2,489,766

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.	276,300	7,520,886

Retail-Restaurants - 1.4%

Bob Evans Farms, Inc.	69,200	1,972,892
Brinker International, Inc.	229,000	4,147,190
Burger King Holdings, Inc.	205,500	3,676,395
Chipotle Mexican Grill, Inc., Class A†	70,900	7,423,939
Panera Bread Co., Class A†	70,400	5,124,416
The Cheesecake Factory, Inc.†#	134,700	3,185,655
Wendy’s/Arby’s Group, Inc., Class A	806,700	3,936,696

		29,467,183

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†#	199,800	4,861,134

Savings & Loans/Thrifts - 1.5%

Astoria Financial Corp.#	182,200	2,417,794
First Niagara Financial Group, Inc.	420,400	5,902,416
New York Community Bancorp, Inc.	929,600	14,399,504
NewAlliance Bancshares, Inc.	237,400	2,844,052
Washington Federal, Inc.	250,800	4,888,092

		30,451,858

Schools - 1.1%

Career Education Corp.†#	156,600	4,356,612
Corinthian Colleges, Inc.†#	195,300	3,167,766
ITT Educational Services, Inc.†#	69,400	7,567,376
Strayer Education, Inc.#	31,400	7,122,462

		22,214,216

Semiconductor Components-Integrated Circuits - 0.3%

Atmel Corp.†	1,013,000	4,568,630
Integrated Device Technology, Inc.†	371,200	2,030,464

		6,599,094

Semiconductor Equipment - 0.5%

Lam Research Corp.†	284,400	9,644,004

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.#	157,400	10,574,132

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	44,600	3,175,520

Steel-Producers - 0.8%

Carpenter Technology Corp.	98,400	2,939,208
Reliance Steel & Aluminum Co.	143,000	6,340,620
Steel Dynamics, Inc.	482,000	7,871,060

		17,150,888

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†#	204,600	2,933,964

Telecom Services - 0.4%

NeuStar, Inc., Class A†	166,300	3,854,834
TW Telecom, Inc.†	334,300	5,312,027

		9,166,861

Telecommunication Equipment - 0.6%

ADC Telecommunications, Inc.†#	215,900	1,368,806
Adtran, Inc.#	125,000	2,922,500
CommScope, Inc.†	209,600	5,342,704
Plantronics, Inc.#	109,800	3,121,614

		12,755,624

Telephone-Integrated - 0.4%

Cincinnati Bell, Inc.†#	453,500	1,342,360
Telephone and Data Systems, Inc.	209,400	6,535,374

		7,877,734

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†#	125,400	6,468,132

Tobacco - 0.1%

Universal Corp.#	55,100	2,923,055

Transactional Software - 0.3%

ACI Worldwide, Inc†#	76,400	1,393,536
Solera Holdings, Inc.	155,600	5,315,296

		6,708,832

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	103,100	2,747,615

Transport-Marine - 0.7%

Alexander & Baldwin, Inc.	91,700	2,950,906
Kirby Corp.†#	120,300	3,971,103
Overseas Shipholding Group, Inc.#	52,200	2,322,378
Tidewater, Inc.#	115,600	5,152,292

		14,396,679

Transport-Rail - 0.4%

Kansas City Southern†	214,500	7,357,350

Transport-Truck - 0.8%

Con-way, Inc.	110,000	3,573,900
J.B. Hunt Transport Services, Inc.	196,000	6,954,080
Landstar System, Inc.	113,700	4,535,493
Werner Enterprises, Inc.#	97,900	2,184,149

		17,247,622

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†#	190,800	4,544,856

Vitamins & Nutrition Products - 0.3%

NBTY, Inc.†	138,200	6,274,280

Water - 0.3%

Aqua America, Inc.#	304,700	5,216,464

Web Hosting/Design - 0.4%

Equinix, Inc.†#	87,100	8,228,337

Web Portals/ISP - 0.3%

AOL, Inc.†	241,600	5,986,848

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†#	599,300	2,523,053

X-Ray Equipment - 0.5%

Hologic, Inc.†	576,500	9,944,625

Total Long-Term Investment Securities
(cost $2,160,804,504)		2,046,759,100

SHORT-TERM INVESTMENT SECURITIES - 15.0%
Collective Investment Pool – 14.9%

Securities Lending Quality Trust(2)(3)	311,112,469	310,136,590

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.09% due 03/18/10(5)	$700,000	699,972
0.09% due 05/20/10(5)	2,000,000	1,999,512

		2,699,484

Total Short-Term Investment Securities
(cost $313,812,041)		312,836,074

REPURCHASE AGREEMENT - 0.9%

Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(4) (cost $19,358,000)	19,358,000	19,358,000

TOTAL INVESTMENTS
(cost $2,493,974,545) (1)	114.9%	2,378,953,174
Liabilities in excess of other assets	(14.9)	(310,529,813)

NET ASSETS	100.0%	$2,068,423,361

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At February 28, 2010, the Fund had loaned securities with a total value of $304,752,999. This was secured by collateral of $311,112,469, which was received in cash and subsequently invested in short-term investments currently valued at $310,136,590 as reported in the Portfolio of Investments. The remaining collateral of $1,966,887 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bonds	4.25% to 7.50%	11/15/24-05/15/39
United States Treasury Notes	0.88% to 3.75%	01/31/11-11/15/18

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
354	Long	S & P Midcap 400 E-mini Index	March 2010	$25,498,190	$26,114,580	$616,390

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$144,543,194	$—	$—	$144,543,194
Other Industries*	1,902,215,906	—	—	1,902,215,906
Short-Term Investment Securities:
Collective Investment Pool	—	310,136,590	—	310,136,590
U.S. Government Agencies	—	699,972	—	699,972
U.S. Government Treasuries	—	1,999,512	—	1,999,512
Repurchase Agreement	—	19,358,000	—	19,358,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	616,390	—	—	616,390

Total	$2,047,375,490	$332,194,074	$—	$2,379,569,564

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.6%
Advertising Services - 0.7%

Groupe Aeroplan, Inc.	151,165	$1,701,001

Agricultural Chemicals - 0.6%

Intrepid Potash, Inc.†#	56,291	1,549,128

Apparel Manufacturers - 1.2%

Coach, Inc.#	82,700	3,013,588

Applications Software - 2.6%

Salesforce.com, Inc.†#	96,030	6,525,238

Auto-Cars/Light Trucks - 0.3%

Better Place LLC(4)#	262,477	787,431

Auto/Truck Parts & Equipment-Original - 2.0%

ArvinMeritor, Inc.†#	208,600	2,432,276
TRW Automotive Holdings Corp.†	90,300	2,432,538

		4,864,814

Banks-Commercial - 0.7%

First Midwest Bancorp, Inc.	120,100	1,632,159

Banks-Super Regional - 0.7%

Huntington Bancshares, Inc.#	380,400	1,829,724

Broadcast Services/Program - 0.5%

Discovery Communications, Inc., Class C†	51,337	1,362,484

Building Products-Air & Heating - 1.1%

Lennox International, Inc.#	64,700	2,730,340

Building Products-Cement - 1.3%

Martin Marietta Materials, Inc.#	30,768	2,437,441
Texas Industries, Inc.#	19,257	684,201

		3,121,642

Building-Residential/Commercial - 1.5%

Gafisa SA ADR#	56,672	1,740,397
NVR, Inc.†	2,886	2,044,154

		3,784,551

Casino Hotels - 2.9%

Las Vegas Sands Corp.†#	206,967	3,441,861
Wynn Resorts, Ltd.	58,823	3,739,378

		7,181,239

Cellular Telecom - 0.6%

Millicom International Cellular SA	17,531	1,485,577

Chemicals-Diversified - 1.6%

Celanese Corp., Class A	70,500	2,198,895
Rockwood Holdings, Inc.†	71,232	1,708,856

		3,907,751

Coal - 0.5%

Alpha Natural Resources, Inc.†#	24,600	1,131,846

Commercial Services - 1.2%

Intertek Group PLC	148,571	2,904,255

Commercial Services-Finance - 1.3%

Moody’s Corp.#	31,777	845,904
Morningstar, Inc.†	53,405	2,355,160

		3,201,064

Computer Aided Design - 1.3%

ANSYS, Inc.†	27,100	1,188,606
Autodesk, Inc.†	70,224	1,957,845

		3,146,451

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A†#	57,300	2,757,849
IHS, Inc., Class A†	34,293	1,776,377

		4,534,226

Computers - 0.4%

Palm, Inc.†#	152,650	931,165

Computers-Integrated Systems - 1.6%

Teradata Corp.†	133,559	4,072,214

Computers-Memory Devices - 1.4%

EMC Corp.†	115,100	2,013,099
Seagate Technology†#	74,300	1,479,313

		3,492,412

Consulting Services - 2.0%

The Corporate Executive Board Co.	43,554	996,515
Verisk Analytics, Inc., Class A†	141,636	4,008,299

		5,004,814

Containers-Paper/Plastic - 0.9%

Pactiv Corp.†	91,200	2,258,112

Cosmetics & Toiletries - 1.7%

The Estee Lauder Cos., Inc., Class A#	70,800	4,257,204

Decision Support Software - 1.5%

MSCI, Inc., Class A†	124,933	3,745,491

Dental Supplies & Equipment - 0.7%

Sirona Dental Systems, Inc.†	50,600	1,816,034

Diagnostic Equipment - 1.1%

Gen-Probe, Inc.†#	59,960	2,702,997

Distribution/Wholesale - 5.2%

Fastenal Co.#	93,223	4,136,305
Fossil, Inc.†#	101,500	3,679,375
Li & Fung, Ltd.	1,102,000	5,125,152

		12,940,832

Diversified Financial Services - 0.6%

CIT Group, Inc.†	41,392	1,507,911

Diversified Operations - 1.1%

Leucadia National Corp.†	117,099	2,779,930

E-Commerce/Services - 6.3%

Alibaba.com, Ltd.†	1,090,100	2,384,636
Ctrip.com International, Ltd. ADR†	141,918	5,425,525
NetFlix, Inc.†#	21,903	1,446,693
priceline.com, Inc.†#	28,703	6,508,692

		15,765,546

Electronic Components-Semiconductors - 3.7%

Altera Corp.	111,800	2,731,274
Avago Technologies, Ltd.†	23,330	423,440
Cree, Inc.†#	28,500	1,933,155
NVIDIA Corp.†	37,891	613,834
Rovi Corp.†	38,323	1,283,820
Silicon Laboratories, Inc.†#	14,613	664,015
Skyworks Solutions, Inc.†#	95,200	1,453,704

		9,103,242

Energy-Alternate Sources - 0.5%

Covanta Holding Corp.†#	68,618	1,156,213

Finance-Credit Card - 1.0%

Redecard SA	174,490	2,539,406

Finance-Investment Banker/Broker - 1.8%

Greenhill & Co., Inc.	31,834	2,274,539
The Charles Schwab Corp.	114,500	2,096,495

		4,371,034

Finance-Other Services - 0.8%

IntercontinentalExchange, Inc.†	19,572	2,099,880

Home Furnishings - 1.3%

Tempur-Pedic International, Inc.†#	111,800	3,175,120

Human Resources - 0.3%

Monster Worldwide, Inc.†#	61,506	858,009

Industrial Audio & Video Products - 1.2%

Dolby Laboratories, Inc., Class A†#	55,900	2,977,793

Insurance-Life/Health - 0.6%

Lincoln National Corp.	57,100	1,437,778

Insurance-Multi-line - 1.6%

Genworth Financial, Inc., Class A†#	255,600	4,074,264

Internet Content-Information/News - 2.8%

Archipelago Learning, Inc.†	36,758	667,893
Baidu, Inc. ADR†	12,253	6,355,386

		7,023,279

Internet Infrastructure Software - 1.0%

Akamai Technologies, Inc.†#	98,416	2,588,341

Investment Management/Advisor Services - 2.5%

Affiliated Managers Group, Inc.†#	46,200	3,286,206
Calamos Asset Management, Inc., Class A	72,715	970,018
T. Rowe Price Group, Inc.	37,255	1,888,456

		6,144,680

Machinery-Farming - 0.5%

AGCO Corp.†#	36,000	1,233,000

Medical Information Systems - 0.5%

Cerner Corp.†#	13,600	1,128,120

Medical Instruments - 2.7%

Intuitive Surgical, Inc.†#	11,805	4,097,988
Techne Corp.	40,936	2,616,629

		6,714,617

Medical-Biomedical/Gene - 2.9%

Celgene Corp.†	57,000	3,392,640
Illumina, Inc.†#	101,801	3,697,412

		7,090,052

Medical-Drugs - 1.7%

Allergan, Inc.	27,034	1,579,597
Biovail Corp.	117,900	1,748,457

		3,328,054

Medical-HMO - 0.7%

CIGNA Corp.#	49,200	1,685,592

Medical-Hospitals - 1.2%

Health Management Associates, Inc., Class A†#	409,400	2,984,526

Metal-Iron - 0.9%

Cliffs Natural Resources, Inc.#	40,100	2,261,640

Oil Companies-Exploration & Production - 3.7%

Petrohawk Energy Corp.†	40,177	859,788
Range Resources Corp.	70,915	3,589,008
Ultra Petroleum Corp.†	103,157	4,717,370

		9,166,166

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†#	39,300	1,616,409

Oil-Field Services - 0.4%

Key Energy Services, Inc.†#	109,600	1,111,344

Pharmacy Services - 0.3%

Ironwood Pharmaceutical, Inc.†(3)(4)	124,508	1,456,744

Retail-Apparel/Shoe - 1.8%

American Eagle Outfitters, Inc.#	136,900	2,309,503
Guess?, Inc.	53,900	2,198,581

		4,508,084

Retail-Major Department Stores - 0.6%

Sears Holdings Corp.†#	15,046	1,439,451

Retail-Restaurants - 0.6%

Chipotle Mexican Grill, Inc., Class A†#	14,400	1,507,824

Schools - 3.2%

DeVry, Inc.	59,800	3,776,370
New Oriental Education & Technology Group, Inc. ADR†#	27,874	2,179,468
Strayer Education, Inc.#	9,294	2,108,158

		8,063,996

Semiconductor Components-Integrated Circuits - 0.7%

Marvell Technology Group, Ltd.†	85,500	1,651,860

Telecom Equipment-Fiber Optics - 0.4%

JDS Uniphase Corp.†	86,800	936,147

Transport-Rail - 0.7%

Kansas City Southern†#	47,700	1,636,110

Transport-Services - 2.1%

C.H. Robinson Worldwide, Inc.	40,742	2,172,771
Expeditors International of Washington, Inc.	84,524	3,082,590

		5,255,361

Vitamins & Nutrition Products - 0.9%

Mead Johnson Nutrition Co., Class A	48,059	2,273,191

Water Treatment Systems - 0.9%

Nalco Holding Co.	100,045	2,327,047

Web Hosting/Design - 0.6%

Equinix, Inc.†#	15,844	1,496,783

Total Long-Term Investment Securities
(cost $233,076,881)		240,090,328

SHORT-TERM INVESTMENT SECURITIES - 16.6%
Collective Investment Pool - 6.2%

Securities Lending Quality Trust(2)	41,391,901	41,262,065

Time Deposits - 2.1%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/10	$5,145,000	5,145,000

Total Short-Term Investment Securities
(cost $46,536,901)		46,407,065

TOTAL INVESTMENTS
(cost $279,613,782)(1)	115.3%	286,497,393
Other assets less liabilities	(15.3)	(38,004,700)

NET ASSETS	100.0%	$248,492,693

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Better Place	1/25/2010	262,477	$787,431	$787,431	$13.16	0.32%
Common Stock
Ironwood Pharmaceutical, Inc.	9/11/2008	59,853	718,236
Common Stock	2/2/2010	64,655	727,369	1,456,744	24.34	0.59%

				$2,244,175		0.90%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
ADR	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Distribution/Wholesale	$12,940,832	$—	$—	$12,940,832
E-Commerce/Services	15,765,546	—	—	15,765,546
Other Industries*	209,139,775	1,456,744	787,431	211,383,950
Short-Term Investment Securities:
Collective Investment Pool	—	41,262,065	—	41,262,065
Time Deposits	—	5,145,000	—	5,145,000

Total	$237,846,153	$47,863,809	$787,431	$286,497,393

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$718,236
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	(17,956)
Net purchases(sales)	787,431
Transfers in and/or out of Level 3	(700,280)

Balance as of 2/28/2010	$787,431

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 78.4%
Certificates of Deposit - 11.4%

Barclays Bank PLC 0.63% due 03/08/10(1)	$16,850,000	$16,850,000
Calyon 0.39% due 03/15/10(1)	1,400,000	1,399,937
Calyon 0.39% due 04/05/10(1)	8,000,000	7,999,728
Deutsche Bank AG 0.65% due 10/05/10	8,500,000	8,500,000
Deutsche Bank AG 0.85% due 03/18/10(1)	8,600,000	8,616,690
Nordea Bank Finland 0.15% due 03/31/10	9,150,000	9,150,000
Royal Bank of Canada 0.23% due 03/09/10(1)	9,000,000	9,000,000
Royal Bank of Canada 0.29% due 03/22/10(1)	8,750,000	8,750,000

Total Certificates of Deposit (amortized cost $70,266,355)		70,266,355

U.S. Corporate Bonds & Notes - 15.6%

Bank of America NA Senior Notes 0.26% due 03/22/10(1)	9,600,000	9,600,000
Bank of America NA Senior Notes 0.85% due 05/12/10(1)	10,000,000	10,011,239
Citigroup, Inc. Senior Notes 0.40% due 05/18/10(1)	350,000	349,271
Citigroup Funding, Inc. Company Guar. Notes 1.30% due 05/07/10(1)	23,192,000	23,181,476
General Electric Capital Corp. Senior Notes 0.28% due 03/12/10(1)	4,036,000	4,036,085
General Electric Capital Corp. Senior Notes 0.31% due 04/06/10(1)	1,237,000	1,237,477
General Electric Capital Corp. Senior Notes 0.31% due 04/19/10(1)	500,000	500,198
General Electric Capital Corp. Senior Notes 0.35% due 04/21/10(1)	536,000	536,352
General Electric Capital Corp. Senior Notes 0.40% due 03/12/10(1)	6,850,000	6,850,000
General Electric Capital Corp. Senior Notes 0.66% due 03/09/10(1)	1,070,000	1,071,202
General Electric Capital Corp. FDIC Guar. Notes 0.89% due 03/09/10(1)	7,300,000	7,347,727
JPMorgan Chase & Co.
FDIC Guar. Notes 0.33% due 05/24/10(1)	2,000,000	2,000,000
JPMorgan Chase & Co. Senior Notes 0.57% due 03/24/10(1)	12,000,000	12,023,847
Wachovia Bank NA Senior Notes 0.33% due 03/02/10(1)	4,380,000	4,378,018
Wachovia Corp. Senior Notes 0.41% due 03/01/10(1)	8,500,000	8,499,014
Wells Fargo & Co. Senior Notes 0.47% due 05/20/10(1)	4,230,000	4,233,010

Total U.S. Corporate Bonds & Notes (amortized cost $95,854,916)		95,854,916

U.S. Government Agencies - 51.4%

Federal Farm Credit Bank
0.23% due 03/27/10(1)	8,000,000	7,999,310
0.66% due 03/01/10(1)	7,800,000	7,800,000
5.32% due 05/11/10	220,000	222,038
Federal Home Loan Bank
0.06% due 03/01/10	15,000,000	15,000,000
0.12% due 04/21/10	10,000,000	9,998,300
0.15% due 04/13/10(1)	16,900,000	16,898,506
0.15% due 06/14/10	5,700,000	5,697,506
0.20% due 04/08/10(1)	17,000,000	17,000,507
0.21% due 03/21/10(1)	16,000,000	16,000,000
0.35% due 04/13/10(1)	8,550,000	8,550,000
0.50% due 10/19/10	16,900,000	16,898,302
0.90% due 04/07/10	11,000,000	10,999,438
1.05% due 03/05/10	7,600,000	7,599,949
3.38% due 08/13/10	670,000	677,643
4.50% due 06/22/10	650,000	657,678
Federal Home Loan Mtg. Corp.
0.08% due 03/17/10	8,800,000	8,799,687
0.14% due 04/27/10	5,700,000	5,698,737
0.15% due 03/09/10	9,000,000	8,999,700
0.15% due 04/12/10(1)	6,000,000	5,999,962
0.17% due 06/17/10	5,000,000	4,997,525
0.19% due 07/13/10	9,500,000	9,493,281
0.20% due 07/23/10	5,700,000	5,695,440
0.20% due 08/17/10	6,500,000	6,493,897
0.21% due 04/26/10	8,700,000	8,697,158
0.22% due 04/26/10	8,700,000	8,697,023
0.24% due 04/26/10	8,500,000	8,496,827
0.28% due 10/26/10	8,000,000	7,985,394

0.30% due 04/07/10(1)	8,000,000	7,999,119
0.32% due 09/14/10	2,500,000	2,495,622
2.38% due 05/28/10	250,000	251,069
4.88% due 08/16/10	255,000	259,714
5.00% due 09/01/10	510,000	520,509
Federal National Mtg. Assoc.
0.11% due 03/17/10	9,617,000	9,616,530
0.14% due 04/13/10(1)	11,500,000	11,499,835
0.15% due 06/01/10	5,000,000	4,998,083
0.19% due 07/19/10	9,700,000	9,692,833
0.20% due 05/05/10(1)	7,700,000	7,699,608
0.20% due 06/14/10	9,500,000	9,494,458
0.21% due 08/02/10	10,000,000	9,991,017
0.21% due 08/04/10	8,870,000	8,861,928
2.38% due 05/20/10	210,000	210,826
4.63% due 06/01/10	260,000	262,621
4.75% due 03/12/10	23,000	23,030

Total U.S. Government Agencies (amortized cost $315,930,610)		315,930,610

Total Short-Term Investment Securities - 78.4% (amortized cost $482,051,881)		482,051,881

REPURCHASE AGREEMENT - 21.3%
UBS Securities LLC Joint Repurchase Agreement(2) (cost $131,146,000)	131,146,000	131,146,000

TOTAL INVESTMENTS - (amortized cost $613,197,881)(3)	99.7%	613,197,881
Other assets less liabilities	0.3	1,967,241

NET ASSETS	100.0%	$615,165,122

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of February 28, 2010:

U.S. Government Agencies	51.4%
Repurchase Agreement	21.3
Foreign Banks	8.5
Diversified Financial Services	3.8
Finance	3.5
Super-Regional Banks - U.S.	3.2
Commercial Banks - Canadian	2.9
Domestic Banks	2.8
Money Center Banks	2.3

99.7%

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$70,266,355	$—	$70,266,355
U.S. Corporate Bonds & Notes	—	95,854,916	—	95,854,916
U.S. Government Agencies	—	315,930,610	—	315,930,610
Repurchase Agreement	—	131,146,000	—	131,146,000

Total	$—	$613,197,881	$—	$613,197,881

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.7%
Applications Software - 6.7%

Check Point Software Technologies†	12,270	$400,002
Citrix Systems, Inc.†	12,941	556,592
Intuit, Inc.†	23,718	767,515
Microsoft Corp.	181,903	5,213,340

		6,937,449

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.#	24,252	857,308

Cable/Satellite TV - 3.0%

Comcast Corp., Class A	85,953	1,413,067
DirecTV, Class A†	41,472	1,403,827
DISH Network Corp., Class A	12,811	255,836

		3,072,730

Casino Hotels - 0.5%

Wynn Resorts, Ltd.	7,989	507,861

Cellular Telecom - 1.6%

Millicom International Cellular SA	6,251	529,710
NII Holdings, Inc.†	9,616	359,830
Vodafone Group PLC ADR	34,774	757,030

		1,646,570

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.	6,955	331,684

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	21,233	883,505
Paychex, Inc.#	20,405	610,926

		1,494,431

Computer Aided Design - 0.4%

Autodesk, Inc.†	14,249	397,262

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	17,098	822,927
Infosys Technologies, Ltd. ADR	6,483	368,882

		1,191,809

Computers - 17.8%

Apple, Inc.†	74,780	15,301,483
Dell, Inc.†	42,820	566,509
Research In Motion, Ltd.†	33,842	2,398,721

		18,266,713

Computers-Memory Devices - 1.6%

NetApp, Inc.†	20,938	628,349
SanDisk Corp.†	13,807	402,198
Seagate Technology†	29,558	588,500

		1,619,047

Computers-Periphery Equipment - 0.1%

Logitech International SA†#	10,196	158,854

Data Processing/Management - 0.5%

Fiserv, Inc.†	11,460	552,716

Dental Supplies & Equipment - 0.5%

DENTSPLY International, Inc.	8,686	287,420
Patterson Cos., Inc.†	6,984	207,285

		494,705

Diagnostic Kits - 0.3%

Qiagen NV†#	13,912	303,421

Distribution/Wholesale - 0.4%

Fastenal Co.#	8,436	374,305

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	17,113	2,026,179

E-Commerce/Services - 2.7%
eBay, Inc.†	57,401	1,321,371
Expedia, Inc.	16,916	376,212
Liberty Media Corp. - Interactive, Class A†	32,540	409,678
priceline.com, Inc.†#	2,768	627,672

		2,734,933

Electronic Components-Misc. - 0.7%

Flextronics International, Ltd.†	52,454	365,080
Garmin, Ltd.#	11,078	353,942

		719,022

Electronic Components-Semiconductors - 4.9%

Altera Corp.	24,723	603,983
Broadcom Corp., Class A	23,710	742,597
Intel Corp.	115,110	2,363,208
Microchip Technology, Inc.#	9,085	245,840
NVIDIA Corp.†	32,434	525,431
Xilinx, Inc.	21,866	564,799

		5,045,858

Electronic Forms - 1.0%

Adobe Systems, Inc.†	30,557	1,058,800

Electronic Measurement Instruments - 0.2%

FLIR Systems, Inc.†	9,449	253,328

Energy-Alternate Sources - 0.5%

First Solar, Inc.†#	4,438	469,984

Engineering/R&D Services - 0.2%

Foster Wheeler AG†	7,897	194,345

Enterprise Software/Service - 4.1%

BMC Software, Inc.†	12,687	467,389
CA, Inc.	29,829	671,152
Oracle Corp.	124,421	3,066,978

		4,205,519

Entertainment Software - 1.0%

Activision Blizzard, Inc.	67,404	716,505
Electronic Arts, Inc.†#	19,533	323,857

		1,040,362

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†#	5,278	291,240

Internet Content-Information/News - 0.8%

Baidu, Inc. ADR†	1,608	834,037

Internet Security - 1.1%

Symantec Corp.†	50,449	834,931
VeriSign, Inc.†	10,798	269,086

		1,104,017

Linen Supply & Related Items - 0.3%

Cintas Corp.	10,922	270,756

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	5,982	303,886

Medical Information Systems - 0.4%

Cerner Corp.†#	4,841	401,561

Medical Instruments - 0.8%
Intuitive Surgical, Inc.†	2,272	788,702

Medical Products - 0.3%

Henry Schein, Inc.†#	5,372	305,291

Medical-Biomedical/Gene - 8.9%

Amgen, Inc.†	28,083	1,589,779
Biogen Idec, Inc.†	17,453	960,089
Celgene Corp.†	27,129	1,614,718
Genzyme Corp.†	19,803	1,132,732
Gilead Sciences, Inc.†	52,762	2,511,999
Illumina, Inc.†#	7,310	265,499
Life Technologies Corp.†	10,743	545,315
Vertex Pharmaceuticals, Inc.†#	12,376	502,589

		9,122,720

Medical-Drugs - 0.3%

Cephalon, Inc.†#	4,328	297,204

Medical-Generic Drugs - 2.9%

Mylan, Inc.†#	18,483	394,427
Teva Pharmaceutical Industries, Ltd. ADR	43,963	2,638,220

		3,032,647

Multimedia - 1.1%

News Corp., Class A	84,768	1,133,348

Networking Products - 2.9%

Cisco Systems, Inc.†	122,344	2,976,629

Pharmacy Services - 1.4%

Express Scripts, Inc.†	14,592	1,400,978

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.#	7,532	368,390
Urban Outfitters, Inc.†	9,919	319,491

		687,881

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	8,137	319,784

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	21,032	875,142

Retail-Discount - 0.8%

Costco Wholesale Corp.	13,669	833,399

Retail-Major Department Stores - 0.7%

Sears Holdings Corp.†#	7,195	688,346

Retail-Office Supplies - 0.7%

Staples, Inc.	28,877	743,872

Retail-Restaurants - 1.4%

Starbucks Corp.†	61,266	1,403,604

Schools - 0.5%

Apollo Group, Inc., Class A†	9,316	557,842

Semiconductor Components-Integrated Circuits - 1.4%

Linear Technology Corp.#	17,756	482,431
Marvell Technology Group, Ltd.†	35,370	683,348
Maxim Integrated Products, Inc.	17,883	331,193

		1,496,972

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	41,048	502,427
KLA-Tencor Corp.	12,329	359,144
Lam Research Corp.†	7,821	265,210

		1,126,781

Telecom Services - 0.3%

Virgin Media, Inc.#	20,045	324,729

Therapeutics - 0.4%

Warner Chilcott PLC, Class A†	14,913	405,932

Toys - 0.5%

Mattel, Inc.	24,609	541,152

Transport-Services - 0.9%

C.H. Robinson Worldwide, Inc.	9,866	526,154
Expeditors International of Washington, Inc.	12,387	451,754

		977,908

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.	7,563	268,335

Web Portals/ISP - 5.1%

Google, Inc., Class A†	8,800	4,635,840
Yahoo!, Inc.†	40,097	613,885

		5,249,725

Wireless Equipment - 4.3%

QUALCOMM, Inc.	119,915	4,399,681

X-Ray Equipment - 0.3%

Hologic, Inc.†	16,143	278,467

Total Long-Term Investment Securities
(cost $77,690,536)		99,397,763

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Collective Investment Pool - 7.6%
Securities Lending Quality Trust(1)(5)	7,879,596	7,854,880

U.S. Government Treasuries - 0.4%
United States Treasury Bills 0.09% due 05/20/10(2)	$400,000	399,902

Total Short-Term Investment Securities
(cost $8,279,516)		8,254,782

REPURCHASE AGREEMENT - 2.7%
Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(4)
(cost $2,767,000)	2,767,000	2,767,000

TOTAL INVESTMENTS
(cost $88,737,052) (3)	107.4%	110,419,545
Liabilities in excess of other assets	(7.4)	(7,642,866)

NET ASSETS	100.0%	$102,776,679

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	See Note 5 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	At February 28, 2010 the Fund had loaned securities with a total value of $7,863,747. This was secured by collateral of $7,879,596, which was received in cash and subsequently invested in short-term investments currently valued at $7,854,880 as reported in the portfolio of investments. The remaining collateral of $142,716 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes	0.88% to 4.25%	01/31/11 to 05/15/39

ADR - American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
85	Long	Nasdaq 100 E-mini Index	March 2010	$3,112,433	$3,091,450	$(20,983)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$6,937,449	$—	$—	$6,937,449
Computers	18,266,713	—	—	18,266,713
Medical - Biomedical/Gene	9,122,720	—	—	9,122,720
Web Portals/ISP	5,249,725	—	—	5,249,725
Other Industries*	59,821,156	—	—	59,821,156
Short-Term Investment Securities:
Collective Investment Pool	—	7,854,880	—	7,854,880
U.S. Government Treasuries	—	399,902	—	399,902
Repurchase Agreement	—	2,767,000	—	2,767,000
Other Financial Instruments:+
Open Future Contracts - Depreciation	(20,983)	—	—	(20,983)

Total	$99,376,780	$11,021,782	$—	$110,398,562

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.4%
Agricultural Chemicals - 0.3%
Monsanto Co.	31,795	$2,246,317

Applications Software - 11.8%

Check Point Software Technologies†#	61,090	1,991,534
Intuit, Inc.†	360,460	11,664,485
Microsoft Corp.	1,959,939	56,171,852
Red Hat, Inc.†	123,442	3,462,548
Salesforce.com, Inc.†#	136,300	9,261,585

		82,552,004

Audio/Video Products - 0.3%

Skyworth Digital Holdings, Ltd.#	1,536,000	1,488,083
TiVo, Inc.†#	98,100	929,988

		2,418,071

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	59,925	1,863,668

Cable/Satellite TV - 0.2%

Time Warner Cable, Inc.	30,370	1,417,975

Cellular Telecom - 0.7%

MetroPCS Communications, Inc.†#	760,600	4,692,902

Commercial Services - 0.8%

Alliance Data Systems Corp.†#	95,620	5,301,173

Commercial Services-Finance - 2.5%

Automatic Data Processing, Inc.	88,645	3,688,518
Cielo SA (2)(6)	56,300	440,830
Riskmetrics Group, Inc.†#	110,200	2,053,026
The Western Union Co.	429,630	6,779,561
Visa, Inc., Class A	56,310	4,802,117

		17,764,052

Computer Aided Design - 1.2%

Autodesk, Inc.†	293,500	8,182,780

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†	43,000	408,930

Computer Services - 3.8%

Accenture PLC, Class A	417,634	16,692,831
Cognizant Technology Solutions Corp., Class A†	167,755	8,074,048
Tivit Terceirizacao de Tecnologia e Servicos SA	248,890	2,203,603

		26,970,482

Computers - 14.4%

Acer, Inc. GDR	125,228	1,765,715
Apple, Inc.†	218,339	44,676,526
Dell, Inc.†	719,160	9,514,487
Hewlett-Packard Co.	454,152	23,066,380
International Business Machines Corp.	114,134	14,513,279
Palm, Inc.†#	380,900	2,323,490
Research In Motion, Ltd.†	68,000	4,819,840

		100,679,717

Computers-Integrated Systems - 0.9%

Riverbed Technology, Inc.†#	222,794	6,071,137

Computers-Memory Devices - 2.2%

EMC Corp.†	520,300	9,100,047
NetApp, Inc.†	176,460	5,295,565
Seagate Technology†	60,500	1,204,555

		15,600,167

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†#	156,400	4,175,880

Consulting Services - 1.4%

Gartner, Inc.†#	60,000	1,427,400
Genpact, Ltd.†	337,090	5,086,688
Hi Sun Technology China, Ltd.†	2,901,000	1,644,441
Verisk Analytics, Inc., Class A†	51,685	1,462,686

		9,621,215

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	53,600	1,173,840

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	90,170	10,676,128

E-Commerce/Services - 2.1%

Ctrip.com International, Ltd. ADR†	57,300	2,190,579
eBay, Inc.†	232,275	5,346,970
Liberty Media Corp. - Interactive, Class A†(5)	216,500	2,725,735
NetFlix, Inc.†#	64,555	4,263,858

		14,527,142

E-Services/Consulting - 0.2%

Sapient Corp.	183,990	1,659,590

Electric Products-Misc. - 0.1%

Hitachi, Ltd.†#	257,000	847,555

Electronic Components-Misc. - 0.2%

HON HAI Precision Industry Co., Ltd. GDR†*	167,568	1,422,652

Electronic Components-Semiconductors - 9.9%

Advanced Micro Devices, Inc.†#	362,700	2,868,957
Altera Corp.	64,783	1,582,649
Applied Micro Circuits Corp.†	371,230	3,318,796
Broadcom Corp., Class A	135,500	4,243,860
Intel Corp.	861,545	17,687,519
Intersil Corp., Class A	105,400	1,564,136
MEMC Electronic Materials, Inc.†#	78,200	947,002
Micron Technology, Inc.†	138,900	1,258,434
National Semiconductor Corp.#	607,800	8,800,944
ON Semiconductor Corp.†	794,430	6,323,663
QLogic Corp.†	223,050	4,059,510
Rovi Corp.†#	206,503	6,917,850
Samsung Electronics Co., Ltd.(1)	2,528	1,621,547
Skyworks Solutions, Inc.†#	148,700	2,270,649
Texas Instruments, Inc.	140,420	3,423,439
Xilinx, Inc.	95,417	2,464,621

		69,353,576

Electronic Connectors - 0.5%

Amphenol Corp., Class A	81,545	3,396,349

Electronic Design Automation - 0.5%

Cadence Design Systems, Inc.†	599,800	3,418,860

Electronic Forms - 1.1%

Adobe Systems, Inc.†	223,620	7,748,433

Electronic Measurement Instruments - 0.6%

Trimble Navigation, Ltd.†#	163,400	4,390,558

Energy-Alternate Sources - 0.4%

First Solar, Inc.†#	28,300	2,996,970

Enterprise Software/Service - 5.8%

BMC Software, Inc.†	120,190	4,427,800
CA, Inc.	359,700	8,093,250

Oracle Corp.	1,135,879	27,999,417

		40,520,467

Entertainment Software - 1.5%

Electronic Arts, Inc.†	546,776	9,065,546
UBISOFT Entertainment†(1)	102,400	1,251,272

		10,316,818

Human Resources - 0.5%

Successfactors, Inc.†	200,800	3,636,488

Industrial Audio & Video Products - 0.2%

Dolby Laboratories, Inc., Class A†#	23,000	1,225,210

Internet Application Software - 1.0%

RealNetworks, Inc.†	612,200	2,816,120
Tencent Holdings, Ltd.#(1)	224,600	4,389,482

		7,205,602

Internet Content-Entertainment - 0.2%

Shanda Interactive Entertainment, Ltd. ADR†#	36,934	1,673,110

Internet Content-Information/News - 1.0%

Baidu, Inc. ADR†	13,930	7,225,212

Internet Infrastructure Software - 2.1%

Akamai Technologies, Inc.†#	159,990	4,207,737
AsiaInfo Holdings, Inc.†	38,110	930,646
F5 Networks, Inc.†	170,075	9,490,185

		14,628,568

Internet Security - 1.9%

McAfee, Inc.†	233,600	9,271,584
VeriSign, Inc.†	157,600	3,927,392

		13,198,976

Medical Information Systems - 0.2%

athenahealth, Inc.†#	29,695	1,093,964

Medical Instruments - 0.2%

St. Jude Medical, Inc.†	44,700	1,708,434

Medical Products - 0.2%

Stryker Corp.	27,600	1,465,560

Medical-Biomedical/Gene - 0.1%

Illumina, Inc.†#	19,900	722,768

Multimedia - 0.4%

Time Warner, Inc.	99,200	2,880,768

Networking Products - 3.5%

BigBond Networks, Inc.†#	52,100	150,048
Cisco Systems, Inc.†	748,277	18,205,579
Juniper Networks, Inc.†	215,815	6,038,504
Polycom, Inc.†	12,300	321,153

		24,715,284

Power Converter/Supply Equipment - 0.5%

Delta Electronics, Inc. GDR†*	130,384	1,900,529
SunPower Corp., Class B†#	82,675	1,350,083
Suntech Power Holdings Co., Ltd. ADR†#	44,555	590,799

		3,841,411

Printing-Commercial - 0.2%
VistaPrint NV†	25,700	1,483,404

Schools - 0.2%

Strayer Education, Inc.#	6,220	1,410,883

Semiconductor Components-Integrated Circuits - 3.3%

Analog Devices, Inc.	284,215	8,310,446
Cypress Semiconductor Corp.†	158,200	1,873,088
Marvell Technology Group, Ltd.†	294,710	5,693,797
Maxim Integrated Products, Inc.	290,480	5,379,690
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,340	120,315
TriQuint Semiconductor, Inc.†	216,200	1,554,478

		22,931,814

Semiconductor Equipment - 0.2%

ASM Pacific Technology, Ltd.#(1)	156,700	1,484,806

Software Tools - 0.0%
VMware, Inc. Class A†	5,930	293,594

Telecom Equipment-Fiber Optics - 1.0%

Ciena Corp.†#	127,000	1,821,180
Finisar Corp.†#	79,150	991,750
JDS Uniphase Corp.†	396,337	4,252,696

		7,065,626

Telecom Services - 0.2%
NeuStar, Inc., Class A†	53,500	1,240,130

Telecommunication Equipment - 0.1%

Alcatel-Lucent ADR†	112,200	341,088
Sonus Networks, Inc.†	40,600	86,478

		427,566

Telephone-Integrated - 0.1%

Softbank Corp.#	33,000	864,326

Toys - 1.4%
Nintendo Co., Ltd.(1)	35,200	9,576,048

Transactional Software - 0.4%

Longtop Financial Technologies, Ltd. ADR†	78,865	2,618,318

Web Hosting/Design - 0.8%

Equinix, Inc.†#	52,403	4,950,511
Rackspace Hosting, Inc.†#	22,800	452,124

		5,402,635

Web Portals/ISP - 4.2%

Google, Inc., Class A†	46,533	24,513,585
NetEase.com, Inc. ADR†	67,890	2,638,205
SINA Corp.†	13,676	517,226
Yahoo! Japan Corp.#	2,583	966,681
Yahoo!, Inc.†	66,385	1,016,354

		29,652,051

Wireless Equipment - 5.2%

American Tower Corp., Class A†	275,430	11,749,844
Crown Castle International Corp.†	136,765	5,169,717
Motorola, Inc.†	968,105	6,544,390
QUALCOMM, Inc.	328,174	12,040,704

SBA Communications Corp., Class A†	21,815	771,378

		36,276,033

Total Common Stock
(cost $586,416,978)		668,363,997

CONVERTIBLE PREFERRED STOCK - 0.2%
Electric-Distribution - 0.1%

Silver Spring Networks, Inc.
Series E(1)(2)(6)	46,800	468,000

Internet Content-Information/News - 0.1%

Twitter, Inc. Series E(1)(2)(6)	38,367	613,197

Total Convertible Preferred Stock
(cost $1,081,197)		1,081,197

EQUITY CERTIFICATES - 0.6%

Finance-Investment Banks/Broker - 0.6%

Deutsche Bank AG London -	128,500	2,023,338
Mediatek, Inc.

Deutsche Bank AG London -	155,000	1,447,436
Richtek Technology Corp.

JP Morgan International Derivatives -	136,200	1,017,414

Cielo SA
Total Equity Certificates
(cost $5,006,348)		4,488,188

Total Long-Term Investment Securities
(cost $592,504,523)		673,933,382

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Collective Investment Pool - 8.9%

Securities Lending Quality Trust(3)	62,670,916	62,474,334

Registered Investment Companies - 0.9%

T. Rowe Price Reserve Investment Fund	5,964,801	5,964,801

Time Deposits - 1.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$13,597,000	13,597,000

Total Short-Term Investment Securities
(cost $82,232,717)		82,036,135

TOTAL INVESTMENTS
(cost $674,737,240) (4)	107.9%	755,969,517
Liabilities in excess of other assets	(7.9)	(55,111,426)

NET ASSETS	100.0%	$700,858,091

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $3,323,181 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Science & Technology Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Cielo SA	09/08/09	30,900	$497,217
(Common Stock)	09/10/09	25,400	413,189

		56,300	910,406	$440,830	$7.83	0.06%
Silver Spring Networks, Inc. Series E	12/11/09	46,800	468,000	468,000	10.00	0.07%
(Convertible Preferred Stock)
Twitter, Inc. Series E	09/24/09	38,367	613,197	613,197	15.98	0.09%

(Preferred Stock)
				$1,522,027		0.22%

(3)	At February 28, 2010, the Fund had loaned securities with a total value of $40,261,773. This was secured by collateral of $62,670,916, which was received in cash and subsequently invested in short-term investments currently valued at $62,474,334 as reported in the portfolio of investments. The remaining collateral of $406,194 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	04/08/10 to 05/06/10
United States Treasury Notes/Bonds	0.88% to 7.50%	01/31/11 to 11/15/39

(4)	See Note 5 for cost of investments on a tax basis.
(5)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(6)	Illiquid security. At February 28, 2010 the aggregate value of these securities was $1,522,027 representing 0.2% of net assets.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$82,552,004	$—	$—	$82,552,004
Computers	100,679,717	—	—	100,679,717
Electronic Components - Semiconductors	69,353,576	—	—	69,353,576
Enterprise Software/Service	40,520,467	—	—	40,520,467
Wireless Equipment	36,276,033	—	—	36,276,033
Other Industries*	338,982,200	—	—	338,982,200
Convertible Preferred Stock	—	—	1,081,197	1,081,197
Equity Certificates	4,488,188	—	—	4,488,188
Short-Term Investment Securities:
Collective Investment Pool	—	62,474,334	—	62,474,334
Registered Investment Companies	—	5,964,801	—	5,964,801
Time Deposits	—	13,597,000	—	13,597,000

Total	$672,852,185	$82,036,135	$1,081,197	$755,969,517

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Convertible Preferred Stock
Balance as of 5/31/2009	$—
Accrued discounts/premiums	$—
Realized gain(loss)	$—
Change in unrealized appreciation(depreciation)	$—
Net purchases(sales)	$1,081,197
Transfers in and/or out of Level 3	$—

Balance as of 2/28/2010	$1,081,197

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.1%
Advertising Services - 1.0%

inVentiv Health, Inc.†#	22,558	$331,151
Marchex, Inc., Class B#	81,685	419,861

		751,012

Aerospace/Defense - 0.8%

Esterline Technologies Corp.†	14,225	585,359

Alternative Waste Technology - 1.0%

Calgon Carbon Corp.#†	46,310	718,268

Audio/Video Products - 1.2%

TiVo, Inc.†#	91,300	865,524

Banks-Commercial - 1.1%

First Commonwealth Financial Corp.#	48,300	270,963
Signature Bank†#	13,362	497,467

		768,430

Cable/Satellite TV - 0.5%

LodgeNet Interactive Corp.†#	57,007	355,724

Casino Services - 3.4%

Scientific Games Corp., Class A†	118,984	2,009,640
Shuffle Master, Inc.†#	51,209	420,938

		2,430,578

Cellular Telecom - 0.7%

Leap Wireless International, Inc.†#	35,200	502,304

Commercial Services - 3.1%

Live Nation Entertainment, Inc.†#	105,463	1,369,964
TeleTech Holdings, Inc.†	24,397	426,704
Weight Watchers International, Inc.#	17,300	444,956

		2,241,624

Commercial Services-Finance - 4.5%

Dollar Financial Corp.†#	44,700	1,003,068
Euronet Worldwide, Inc.†#	29,400	532,728
Global Cash Access Holdings, Inc.†#	170,734	1,278,798
Wright Express Corp.†	16,073	455,187

		3,269,781

Computer Services - 2.4%

SYKES Enterprises, Inc.†#	72,444	1,724,892

Computers-Integrated Systems - 0.6%

Riverbed Technology, Inc.†#	15,685	427,416

Consulting Services - 5.2%

Gartner, Inc.†#	77,754	1,849,767
ICF International, Inc.†	21,016	492,405
Information Services Group, Inc.†#	86,110	255,747
Navigant Consulting, Inc.†#	56,230	653,955
The Corporate Executive Board Co.#	20,800	475,904

		3,727,778

Containers-Paper/Plastic - 0.5%

Graham Packaging Co., Inc.†	33,150	346,749

Dental Supplies & Equipment - 1.3%

Align Technology, Inc.†#	20,100	363,810
Sirona Dental Systems, Inc.†	16,529	593,226

		957,036

Distribution/Wholesale - 0.3%

Watsco, Inc.	3,200	185,088

Diversified Manufacturing Operations - 0.8%

Acuity Brands, Inc.#	14,523	566,107

E-Commerce/Products - 1.8%

Shutterfly, Inc.†#	66,046	1,267,423

E-Commerce/Services - 0.4%

Move, Inc.†#	189,900	298,143

E-Marketing/Info - 0.8%

QuinStreet, Inc.†#	37,621	549,267

E-Services/Consulting - 4.3%

GSI Commerce, Inc.†#	86,223	2,152,988
Sapient Corp.#	107,907	973,321

		3,126,309

Educational Software - 2.2%

SkillSoft PLC ADR†	143,882	1,595,651

Electronic Components-Semiconductors - 3.8%

Fairchild Semiconductor International, Inc.†#	48,927	504,926
Microsemi Corp.†	66,829	1,036,518
PMC - Sierra, Inc.†#	142,700	1,184,410

		2,725,854

Enterprise Software/Service - 1.8%

Lawson Software, Inc.†#	110,072	662,633
Taleo Corp., Class A†#	26,000	612,040

		1,274,673

Entertainment Software - 0.5%

THQ, Inc.†#	62,298	377,526

Filtration/Separation Products - 1.0%

Polypore International, Inc.†#	48,756	729,877

Finance-Investment Banker/Broker - 0.4%

Evercore Partners, Inc., Class A#	8,907	268,190

Footwear & Related Apparel - 0.6%

CROCS, Inc.†	63,300	446,265

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†#	7,000	397,880

Human Resources - 2.2%

On Assignment, Inc.†#	89,094	587,129
Resources Connection, Inc.†#	58,438	995,784

		1,582,913

Insurance-Property/Casualty - 1.4%

Tower Group, Inc.	45,850	1,044,004

Internet Application Software - 1.2%

Art Technology Group, Inc.†#	82,200	326,334
Cybersource Corp.†#	30,600	524,178

		850,512

Internet Content-Information/News - 0.1%

The Knot, Inc.†#	4,886	37,378

Leisure Products - 0.9%

WMS Industries, Inc.†#	16,296	618,107

Lighting Products & Systems - 0.4%

Universal Display Corp.†#	30,397	320,080

Machinery-Electrical - 0.5%

Baldor Electric Co.#	12,199	383,293

Machinery-General Industrial - 4.0%

Chart Industries, Inc.†#	17,844	363,304
Gardner Denver, Inc.	25,957	1,131,985
Middleby Corp.†#	11,900	552,041
Robbins & Myers, Inc.	13,400	323,878

Wabtec Corp.#	12,800	488,192

		2,859,400

Medical Information Systems - 0.7%

Quality Systems, Inc.	9,400	538,056

Medical Instruments - 6.0%

ev3, Inc.†#	81,484	1,185,592
NuVasive, Inc.†#	26,670	1,065,467
SenoRx, Inc.†#	38,122	274,097
Spectranetics Corp.†#	87,860	583,390
Volcano Corp.†#	59,557	1,226,279

		4,334,825

Medical Products - 1.4%

Greatbatch, Inc.†#	23,800	464,576
Luminex Corp.†#	39,504	578,734

		1,043,310

Medical Sterilization Products - 1.5%

STERIS Corp.#	33,253	1,051,127

Medical-Biomedical/Gene - 1.7%

Acorda Therapeutics, Inc.†#	18,800	567,384
OSI Pharmaceuticals, Inc.†#	17,700	655,254

		1,222,638

Medical-Drugs - 1.6%

Vanda Pharmaceuticals, Inc.†#	50,800	521,716
ViroPharma, Inc.†#	50,293	626,651

		1,148,367

Medical-HMO - 0.9%

AMERIGROUP Corp.†#	25,100	659,628

Networking Products - 1.3%

Ixia†#	120,255	930,774

Oil Companies-Exploration & Production - 3.3%

Brigham Exploration Co.†#	30,850	506,557
Carrizo Oil & Gas, Inc.†#	16,600	397,238
Goodrich Petroleum Corp.†#	24,800	477,896
Swift Energy Co.†#	23,000	685,170
Venoco, Inc.†#	26,600	305,368

		2,372,229

Paper & Related Products - 0.4%

Schweitzer-Mauduit International, Inc.#	5,850	268,515

Printing-Commercial - 1.1%

VistaPrint NV†	13,277	766,348

Recreational Vehicles - 1.2%

Polaris Industries, Inc.#	19,695	900,849

Resort/Theme Parks - 0.4%

Great Wolf Resorts, Inc.†#	108,620	269,378

Retail-Restaurants - 0.6%

CKE Restaurants, Inc.#	37,988	431,924

Schools - 4.0%

Bridgepoint Education, Inc.†#	66,146	1,116,544
Grand Canyon Education, Inc.†#	50,850	1,105,988
K12, Inc.†#	34,300	690,459

		2,912,991

Steel Pipe & Tube - 0.7%

Mueller Water Products, Inc., Class A#	108,650	503,050

Telecom Services - 2.7%

Cbeyond, Inc.†#	99,620	1,235,288
PAETEC Holding Corp.†#	172,021	681,203

		1,916,491

Theaters - 2.4%

Cinemark Holdings, Inc.	33,174	534,433
National CineMedia, Inc.	76,070	1,223,966

		1,758,399

Therapeutics - 1.0%

Onyx Pharmaceuticals, Inc.†	27,050	750,908

Transactional Software - 2.6%

Innerworkings, Inc.†#	139,786	792,587
Synchronoss Technologies, Inc.†#	63,413	1,104,020

		1,896,607

Transport-Air Freight - 1.0%

Atlas Air Worldwide Holdings, Inc.†	15,400	694,232

Transport-Rail - 0.4%

RailAmerica, Inc.†#	25,250	298,960

Transport-Services - 0.8%

UTi Worldwide, Inc.	39,700	592,721

Ultra Sound Imaging Systems - 1.2%

SonoSite, Inc.†#	28,708	850,331

Total Long-Term Investment Securities
(cost $63,953,562)		69,289,073

SHORT-TERM INVESTMENT SECURITIES - 13.1%
Collective Investment Pool - 10.6%

Securities Lending Quality Trust(1)(3)	7,614,431	7,590,547

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	1,818,000	1,818,000

Total Short-Term Investment Securities
(cost $9,432,431)		9,408,547

TOTAL INVESTMENTS
(cost $73,385,993)(2)	109.2%	78,697,620
Liabilities in excess of other assets	(9.2)	(6,643,540)

NET ASSETS	100.0%	$72,054,080

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At February 28, 2010, the Fund had loaned securities with a total value of $7,660,792. This was secured by collateral of $7,614,431, which was received in cash and subsequently invested in short-term investments currently valued at $7,590,547 as reported in the portfolio of investments. The remaining collateral of $133,653 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

United States Treasury Notes	0.88% to 4.25%	01/31/11 to 05/15/39
United States Treasury Bonds	4.38% to 7.50%	11/15/24 to 02/15/38

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Consulting Services	$3,727,778	$—	$—	$3,727,778
Medical Instruments	4,334,825	—	—	4,334,825
Other Industries*	61,226,470	—	—	61,226,470
Short-Term Investment Securities:
Collective Investment Pool	—	7,590,547	—	7,590,547
Time Deposits	—	1,818,000	—	1,818,000

Total	$69,289,073	$9,408,547	$—	$78,697,620

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.2%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	35,700	$104,601
Hexcel Corp.†	24,300	267,786

		372,387

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.†	258,870	1,941,525

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	41,568	1,008,024
Herley Industries, Inc.†	10,800	144,936
TransDigm Group, Inc.	3,300	165,726

		1,318,686

Aerospace/Defense-Equipment - 1.3%

AAR Corp.†	83,032	1,883,166
Curtiss-Wright Corp.	40,083	1,284,660
LMI Aerospace, Inc.†	12,100	153,549
Moog, Inc., Class A†	8,100	275,076

		3,596,451

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	5,000	137,600

Agricultural Operations - 0.0%

Griffin Land and Nurseries, Inc.	1,982	56,923

Airlines - 0.7%

Allegiant Travel Co.†#	33,202	1,731,152
Pinnacle Airlines Corp.†	16,700	135,771

		1,866,923

Apparel Manufacturers - 1.4%

Carter’s, Inc.†	66,993	1,920,019
Hanesbrands, Inc.†	79,043	2,049,585

		3,969,604

Applications Software - 1.7%

American Reprographics Co.†	32,100	229,836
Bsquare Corp.†	57,400	137,760
Emdeon, Inc., Class A†	103,841	1,619,920
EPIQ Systems, Inc.†#	21,000	244,020
PDF Solutions, Inc.†	17,900	70,705
Progress Software Corp.†	13,367	374,543
Quest Software, Inc.†	112,289	1,892,070
Red Hat, Inc.†	3,200	89,760

		4,658,614

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	9,900	207,603

Audio/Video Products - 0.1%

DTS, Inc.†	10,000	320,000

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.	14,250	496,755

Auto/Truck Parts & Equipment-Original - 1.9%

Amerigon, Inc.†	16,100	157,458
Miller Industries, Inc.	10,000	118,000
Strattec Security Corp.†	8,300	153,135
Titan International, Inc.#	210,866	1,739,645
TRW Automotive Holdings Corp.†	115,975	3,116,248

		5,284,486

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	42,900	213,213

Banks-Commercial - 6.3%

Alliance Financial Corp.	4,500	120,870
Ameris Bancorp	19,800	188,100
Bancfirst Corp.#	46,651	1,861,375
Bancorp Rhode Island, Inc.	9,000	256,050
Bancorp, Inc.†	18,000	126,540
Bar Harbor Bankshares	6,900	184,575
Camden National Corp.	6,300	190,071
Cardinal Financial Corp.	12,100	117,491
Center Bancorp, Inc.	18,137	153,439
Citizens Republic Bancorp†	116,500	82,133
CoBiz Financial, Inc.	21,800	128,838
Columbia Banking System, Inc.#	46,231	945,886
Commerce Bancshares, Inc.	43,955	1,780,617
Community Trust Bancorp, Inc.#	51,093	1,303,382
East West Bancorp, Inc.(1)(4)(6)	6,600	109,850
Enterprise Bancorp, Inc.	10,621	125,115
First Bancorp	12,600	177,912
First Financial Bankshares, Inc.#	25,615	1,340,945
First Midwest Bancorp, Inc.#	112,513	1,529,052
First South Bancorp, Inc.	12,300	131,856
FirstMerit Corp.	89,040	1,882,306
Glacier Bancorp, Inc.#	24,371	353,380
Heritage Financial Corp.†	8,300	122,757
Northrim BanCorp, Inc.	9,300	147,963
Pinnacle Financial Partners, Inc.†#	22,600	341,486
Prosperity Bancshares, Inc.	11,900	497,777
Signature Bank†	13,100	487,713
Smithtown Bancorp, Inc.	12,540	53,671
Southside Bancshares, Inc.	5,758	115,333
Sterling Bancorp	27,100	221,949
Synovus Financial Corp.#	60,800	173,280
TCF Financial Corp.#	18,200	262,808
Texas Capital Bancshares, Inc.†#	14,600	246,010
Tower Bancorp, Inc.	4,700	121,354
United Security Bancshares†	17,512	84,408
Valley National Bancorp.#	24,197	348,437
Washington Banking Co.	13,800	165,186
Washington Trust Bancorp, Inc.#	7,600	129,428
West Bancorp, Inc.	18,344	94,838
Westamerica Bancorporation#	9,300	510,384
Western Alliance Bancorp†	21,100	121,536
Zions Bancorporation#	12,000	222,480

		17,558,581

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	15,700	226,394

Broadcast Services/Program - 0.8%

Fisher Communications, Inc.†	6,000	85,260
World Wrestling Entertainment, Inc.#	120,760	2,058,958

		2,144,218

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc.†	9,200	27,600
China Architectral Engineering, Inc.†	60,500	65,340
Gibraltar Industries, Inc.†#	6,950	81,176
Interline Brands, Inc.†	14,600	258,420
Quanex Building Products Corp.	5,900	91,922
Simpson Manufacturing Co., Inc.	1,901	46,727

		571,185

Building & Construction-Misc. - 0.1%

Insituform Technologies, Inc., Class A†#	5,900	144,904

Building Products-Air & Heating - 0.1%

KSW, Inc.	51,660	190,625

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	1,600	126,752

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,900	97,467

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	3,300	116,292

Building-Maintance & Services - 0.8%

ABM Industries, Inc.#	101,826	2,085,397

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	6,500	110,825

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†#	13,700	293,043
Standard Pacific Corp.†	20,300	85,666

		378,709

Cable TV - 0.0%

Outdoor Channel Holdings, Inc.†	18,300	104,493

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	15,000	115,950

Casino Services - 0.7%

Bally Technologies, Inc.†#	45,228	1,872,892

Chemicals-Diversified - 0.8%

FMC Corp.	28,269	1,616,139
Rockwood Holdings, Inc.†	19,300	463,007

		2,079,146

Chemicals-Specialty - 0.7%

Arch Chemicals, Inc.	15,100	466,137
Zep, Inc.	71,849	1,587,144

		2,053,281

Coal - 0.4%

Cloud Peak Energy, Inc.†	17,400	264,654
Walter Energy, Inc.	8,300	652,131
Westmoreland Coal Co.†#	8,500	94,265

		1,011,050

Commercial Services - 0.9%

HMS Holdings Corp.†	4,600	211,784
Medifast, Inc.†	7,400	156,436
Quanta Services, Inc.†	7,617	144,723
StarTek, Inc.†	15,500	101,215
Team, Inc.†	100,808	1,827,649

		2,441,807

Commercial Services-Finance - 1.4%

Cardtronics, Inc.†	6,200	61,256
Global Payments, Inc.	7,800	333,918
PRG-Schultz International, Inc.†	22,500	135,000
QC Holdings, Inc.	17,562	86,581
Riskmetrics Group, Inc.†#	7,000	130,410
SEI Investments Co.	91,276	1,608,283
Wright Express Corp.†	56,444	1,598,494

		3,953,942

Computer Aided Design - 0.6%

Parametric Technology Corp.†	102,103	1,777,613

Computer Data Security - 0.0%

Fortinet, Inc.†#	6,100	104,798

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	13,800	131,238

Computer Services - 0.8%

CACI International, Inc., Class A†#	36,311	1,799,573
Dynamics Research Corp.†	19,300	198,790
Tier Technologies, Inc., Class B†	23,100	171,402

		2,169,765

Computers - 0.0%

Palm, Inc.†#	22,000	134,200

Computers-Integrated Systems - 0.3%

3D Systems Corp.†	10,800	152,928
Adept Technology, Inc.†	23,000	69,000
Integral Systems, Inc.†	12,812	109,671
Jack Henry & Associates, Inc.	17,800	401,924
Riverbed Technology, Inc.†	4,600	125,350

		858,873

Computers-Memory Devices - 0.1%

LaserCard Corp.†	29,100	181,875
Xyratex, Ltd.†	12,200	161,162

		343,037

Computers-Periphery Equipment - 0.1%

Immersion Corp.†	25,600	104,704
Synaptics, Inc.†#	6,900	184,230

		288,934

Consulting Services - 0.1%

China Direct, Inc.†	72,900	115,182
Diamond Management & Technology Consultants, Inc.	38,100	276,225

		391,407

Consumer Products-Misc. - 0.1%

Alpha Pro Tech, Ltd.†	30,000	101,100
Kid Brands, Inc.†	35,000	169,750

		270,850

Cosmetics & Toiletries - 0.0%

Alberto-Culver Co.	3,900	108,108

Data Processing/Management - 0.0%

MoneyGram International, Inc.†	36,400	100,828

Decision Support Software - 0.0%

DemandTec, Inc.†#	14,500	85,115

Diagnostic Kits - 0.2%

Meridian Bioscience, Inc.#	18,900	418,824

Direct Marketing - 0.1%

ValueVision Media, Inc., Class A†	73,900	318,509

Distribution/Wholesale - 2.0%

Beacon Roofing Supply, Inc.†#	104,764	1,822,893
Chindex International, Inc.†	12,600	141,750
Ingram Micro, Inc., Class A†	102,622	1,816,409
Owens & Minor, Inc.	35,681	1,593,157

Pool Corp.	11,511	229,990

		5,604,199

Diversified Manufacturing Operations - 1.5%

Actuant Corp., Class A	27,300	494,403
Acuity Brands, Inc.#	19,500	760,110
AO Smith Corp.	12,000	543,600
Colfax Corp.†#	6,200	70,246
ESCO Technologies, Inc.#	7,100	232,241
Harsco Corp.	6,700	201,134
Koppers Holdings, Inc.	13,100	364,180
Leggett & Platt, Inc.#	13,400	253,930
Matthews International Corp., Class A	1,300	43,576
Trinity Industries, Inc.#	76,214	1,282,682

		4,246,102

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	11,400	130,644
BioDelivery Sciences International, Inc.†	20,200	76,558

		207,202

E-Commerce/Services - 0.5%
Ancestry.com, Inc.†	74,071	1,179,951
OpenTable, Inc.†#	3,900	132,912

		1,312,863

E-Marketing/Info - 0.1%

Constant Contact, Inc.†#	13,600	253,912

E-Services/Consulting - 0.7%

GSI Commerce, Inc.†#	70,758	1,766,827
Keynote Systems, Inc.	14,300	150,722
Sapient Corp.	8,600	77,572

		1,995,121

Educational Software - 0.1%

PLATO Learning, Inc.†	41,800	167,200

Electric Products-Misc. - 0.7%

GrafTech International, Ltd.†	139,189	1,738,471
Graham Corp.	11,100	179,154

		1,917,625

Electric-Distribution - 0.3%

EnerNOC, Inc.†#	32,287	853,668

Electric-Integrated - 0.6%

Black Hills Corp.	2,600	72,462
Central Vermont Public Service Corp.	5,200	102,232
Cleco Corp.	4,000	100,960
El Paso Electric Co.†	10,000	201,200
NorthWestern Corp.	2,700	67,635
NV Energy, Inc.	18,200	202,202
OGE Energy Corp.	9,800	358,288
PNM Resources, Inc.	23,600	288,392
The Empire District Electric Co.#	6,700	119,997
Unisource Energy Corp.	8,300	241,862

		1,755,230

Electronic Components-Misc. - 0.9%

OSI Systems, Inc.†	78,181	2,411,102

Electronic Components-Semiconductors - 1.3%

Advanced Analogic Technologies, Inc.†	12,700	41,656
AuthenTec, Inc.†	79,200	182,952
Cavium Networks, Inc.†	3,700	88,430
Ceva, Inc.†	14,200	165,998
Diodes, Inc.†	11,950	234,339
Microtune, Inc.†	51,100	121,107
Mindspeed Technologies, Inc.†	2,902	22,723
National Semiconductor Corp.	8,800	127,424
ON Semiconductor Corp.†	3,600	28,656
PMC - Sierra, Inc.†	15,600	129,480
Rubicon Technology, Inc.†#	7,700	120,890
Semtech Corp.†	128,790	2,043,897
Silicon Laboratories, Inc.†	6,500	295,360
Zarlink Semiconductor, Inc.†	50,100	82,164

		3,685,076

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	76,500	436,050

Electronic Measurement Instruments - 0.3%

CyberOptics Corp.†	18,900	140,805
LeCroy Corp.†	26,600	104,006
Measurement Specialties, Inc.†	9,200	130,456
National Instruments Corp.	7,800	246,636
Orbotech, Ltd.†	15,700	141,300

		763,203

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	3,300	245,223
Vicon Industries, Inc.†	21,026	107,443

		352,666

Energy-Alternate Sources - 0.1%

GT Solar International, Inc.†#	21,600	128,520
Ocean Power Technologies, Inc.†	17,900	120,109
Plug Power, Inc.†	116,900	61,957

		310,586

Engineering/R&D Services - 0.1%

VSE Corp.	4,700	199,891

Enterprise Software/Service - 2.5%

American Software, Inc., Class A	21,500	124,270
Ariba, Inc.†#	210,558	2,528,801
Madison Square Garden, Inc.†	3,300	64,350
MedAssets, Inc.†	10,200	220,830
Omnicell, Inc.†	109,090	1,475,988
Open Text Corp.†#	46,187	2,246,536
PROS Holdings, Inc.†#	8,700	75,777
RightNow Technologies, Inc.†	8,700	135,372
Taleo Corp., Class A†	2,600	61,204

		6,933,128

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	9,400	238,666

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	2,100	68,775

Finance-Investment Banker/Broker - 0.9%

Cowen Group, Inc., Class A†	16,900	91,936
Diamond Hill Investment Group, Inc.	1,700	108,528
KBW, Inc.†	70,509	1,675,294
Penson Worldwide, Inc.†#	15,600	146,796

Piper Jaffray Cos., Inc.†#	6,500	281,385
Rodman & Renshaw Capital Group, Inc.†	25,700	108,968
Sanders Morris Harris Group, Inc.	13,985	72,442

		2,485,349

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,900	150,892

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	9,600	83,904

Finance-Other Services - 0.1%

Asset Acceptance Capital Corp.†	20,500	116,235
MarketAxess Holdings, Inc.	11,000	164,560

		280,795

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	16,800	354,480
MGIC Investment Corp.†#	13,900	106,474
Radian Group, Inc.#	20,100	197,382

		658,336

Fisheries - 0.0%

China Marine Food Group, Ltd.†	17,700	111,156

Food-Baking - 0.7%

Flowers Foods, Inc.#	71,112	1,812,645

Food-Canned - 0.7%

Seneca Foods Corp., Class A†#	1,100	28,765
Seneca Foods Corp., Class B†#	800	21,360
Treehouse Foods, Inc.†#	45,901	1,975,120

		2,025,245

Food-Misc. - 0.1%

John B. Sanfilippo & Son, Inc.†	12,100	191,422
Senomyx, Inc.†	16,900	44,954

		236,376

Food-Retail - 0.0%

Village Super Market Inc., Class A	5,400	133,650

Footwear & Related Apparel - 0.1%

Heelys, Inc.†	56,600	122,822
R.G. Barry Corp.	17,000	164,730

		287,552

Garden Products - 0.1%

Toro Co.	5,000	220,100

Gas-Distribution - 1.1%

Delta Natural Gas Co., Inc.	3,800	112,594
Energen Corp.	28,294	1,286,245
Southwest Gas Corp.	12,300	351,534
UGI Corp.	56,173	1,407,134

		3,157,507

Gold Mining - 0.1%

Franco-Nevada Corp.	12,600	327,873

Hazardous Waste Disposal - 0.1%

EnergySolutions, Inc.	11,300	68,704
Sharps Compliance Corp.†	12,300	87,330

		156,034

Health Care Cost Containment - 0.1%

Transcend Services, Inc.†	9,500	185,345

Heart Monitors - 0.1%

Arrhythmia Research Technology, Inc.	13,800	99,360
HeartWare International, Inc.†	1,500	57,810

		157,170

Home Furnishings - 0.8%

American Woodmark Corp.	5,300	99,693
Ethan Allen Interiors, Inc.#	109,565	1,748,657
Select Comfort Corp.†	29,600	227,920
Tempur-Pedic International, Inc.†#	7,900	224,360

		2,300,630

Hotels/Motels - 0.1%

Gaylord Entertainment Co.†#	11,000	247,610
Red Lion Hotels Corp.†	23,700	149,784

		397,394

Human Resources - 0.3%

Barrett Business Services, Inc.	13,000	157,950
Kforce, Inc.†	22,200	295,704
On Assignment, Inc.†	23,170	152,690
Resources Connection, Inc.†	12,100	206,184

		812,528

Independent Power Producers - 0.1%

RRI Energy, Inc.†	52,400	222,700
Synthesis Energy Systems, Inc.†#	4,300	4,042

		226,742

Industrial Audio & Video Products - 0.1%

Iteris, Inc.†	36,500	53,290
SRS Labs, Inc.†	14,700	111,867

		165,157

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.†	7,700	133,595
Intermec, Inc.†	6,100	86,864

		220,459

Instruments-Controls - 0.1%

Woodward Governor Co.	6,100	175,619

Instruments-Scientific - 0.8%

Dionex Corp.†	24,188	1,652,040
FEI Co.†	21,100	449,008

		2,101,048

Insurance Brokers - 1.0%

Arthur J. Gallagher & Co.#	63,845	1,515,042
eHealth, Inc.†#	78,398	1,309,246

		2,824,288

Insurance-Property/Casualty - 1.9%

FPIC Insurance Group, Inc.†#	43,711	1,611,625
HCC Insurance Holdings, Inc.	14,000	390,600
Infinity Property & Casualty Corp.	12,600	513,450
Markel Corp.†	1,300	458,575
Mercer Insurance Group, Inc.	9,700	174,309
SeaBright Insurance Holdings, Inc.†	7,600	79,876
Selective Insurance Group, Inc.	23,200	376,072
The Hanover Insurance Group, Inc.	33,415	1,408,442

Universal Insurance Holdings, Inc.	28,300	171,215

		5,184,164

Internet Application Software - 0.9%

Cybersource Corp.†#	96,884	1,659,623
eResearchTechnology, Inc.†	122,749	742,631
Vocus, Inc.†	13,600	193,528

		2,595,782

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†	10,600	104,304
PC-Tel, Inc.†	18,900	115,101

		219,405

Internet Content-Entertainment - 0.0%

Alloy, Inc.†	13,544	107,675

Internet Content-Information/News - 0.1%

ADAM, Inc.†	36,200	133,216
The Knot, Inc.†#	17,100	130,815
TheStreet.com, Inc.	23,900	83,889

		347,920

Internet Security - 0.4%

Actividentity Corp.†	59,000	146,910
Blue Coat Systems, Inc.†#	13,600	394,128
Sourcefire, Inc.†	12,000	280,320
Zix Corp.†	83,100	160,383

		981,741

Investment Companies - 0.1%

Arlington Asset Investment Corp.†	6,300	114,219
NGP Capital Resources Co.	13,000	106,990
TICC Capital Corp.	19,700	118,594

		339,803

Investment Management/Advisor Services - 1.3%

Affiliated Managers Group, Inc.†#	25,810	1,835,865
Cohen & Steers, Inc.#	11,200	243,712
GAMCO Investors, Inc., Class A#	25,758	1,120,731
Highlands Acquisition Corp.(5)	11,700	0
Pzena Investment Management, Inc., Class A†	3,700	22,200
Waddell & Reed Financial, Inc., Class A	8,300	272,904

		3,495,412

Lasers-System/Components - 1.1%

Cymer, Inc.†	60,199	1,885,433
Newport Corp.†	9,700	102,238
Rofin-Sinar Technologies, Inc.†	47,469	972,640

		2,960,311

Leisure Products - 0.2%

Brunswick Corp.#	47,700	550,458

Machinery-Construction & Mining - 0.0%

Terex Corp.†#	5,100	99,297

Machinery-Electrical - 0.9%

Baldor Electric Co.#	81,692	2,566,763

Machinery-General Industrial - 2.1%

Applied Industrial Technologies, Inc.#	14,300	322,322
DXP Enterprises, Inc.†	9,100	98,371
Gardner Denver, Inc.	54,557	2,379,231
IDEX Corp.	69,571	2,156,701
Kadant, Inc.†	7,300	99,134
Middleby Corp.†#	6,300	292,257
Tennant Co.	12,000	286,320
Wabtec Corp.#	3,800	144,932

		5,779,268

Machinery-Material Handling - 0.0%

Cascade Corp.#	4,300	118,766

Machinery-Pumps - 0.1%

Graco, Inc.#	9,300	254,913

Medical Imaging Systems - 0.1%

Vital Images, Inc.†	9,000	142,560

Medical Information Systems - 0.4%

AMICAS, Inc.†	21,000	123,270
athenahealth, Inc.†#	20,051	738,679
Computer Programs & Systems, Inc.#	4,800	172,512
Eclipsys Corp.†	5,800	107,938

		1,142,399

Medical Instruments - 1.2%

AGA Medical Holdings, Inc.†#	6,600	88,440
AngioDynamics, Inc.†	5,300	86,178
Bovie Medical Corp.†	32,900	228,326
CryoLife, Inc.†	17,000	119,850
Edwards Lifesciences Corp.†	1,800	165,294
ev3, Inc.†	133,864	1,947,721
Helicos BioSciences, Corp.†	90,000	90,900
Integra LifeSciences Holdings Corp.†	3,200	127,360
Micrus Endovascular Corp.†#	6,200	125,426
Stereotaxis, Inc.†#	11,800	56,050
Synergetics USA, Inc.†	31,361	39,201
Vascular Solutions, Inc.†	29,900	269,997

		3,344,743

Medical Products - 2.5%

Cantel Medical Corp.	14,200	277,610
Haemonetics Corp.†	27,379	1,464,503
Henry Schein, Inc.†#	700	39,781
Invacare Corp.#	72,255	1,971,116
PSS World Medical, Inc.†#	4,000	84,360
Span-America Medical Systems, Inc.	12,500	211,375
Synovis Life Technologies, Inc.†	8,400	117,600
The Cooper Cos., Inc.#	62,354	2,497,901
TomoTherapy, Inc.†#	11,300	37,403
Wright Medical Group, Inc.†#	13,000	219,050

		6,920,699

Medical Sterilization Products - 0.1%
STERIS Corp.#	9,700	306,617

Medical-Biomedical/Gene - 1.4%

Alexion Pharmaceuticals, Inc.†	7,700	381,304
AMAG Pharmaceuticals, Inc.†	2,100	80,199
Arqule, Inc.†	30,600	100,674
Biosante Pharmaceuticals, Inc.†	68,800	115,584
Cambrex Corp.†	10,942	41,251
Celldex Therapeutics, Inc.†	5,500	28,270
Cubist Pharmaceuticals, Inc.†	11,900	250,376
Curis, Inc.†	53,900	154,154

Exelixis, Inc.†#	15,400	99,638
Harvard Bioscience, Inc.†	42,400	147,976
Incyte Corp.†#	38,100	406,146
Inovio Biomedical Corp.†	81,600	118,320
InterMune, Inc.†#	48,563	667,256
Myriad Genetics, Inc.†	1,000	23,000
Oncothyreon, Inc.†	21,500	103,415
Regeneron Pharmaceuticals, Inc.†	13,100	320,426
Seattle Genetics, Inc.†#	7,300	74,460
SuperGen, Inc.†	59,400	163,944
The Medicines Co.†	12,200	93,940
Vertex Pharmaceuticals, Inc.†#	8,011	325,327
Vical, Inc.†	48,985	160,671

		3,856,331

Medical-Drugs - 2.2%

Adolor Corp.†	22,400	34,272
Biovail Corp.	120,252	1,783,337
Cephalon, Inc.†	1,900	130,473
Cytori Therapeutics, Inc.†	34,000	236,300
Pharmasset, Inc.†#	7,000	148,470
Santarus, Inc.†	67,900	285,859
SciClone Pharmaceuticals, Inc.†	15,675	51,571
ViroPharma, Inc.†#	156,083	1,944,794
Vivus, Inc.†#	166,468	1,398,331
XenoPort, Inc.†#	7,800	62,400

		6,075,807

Medical-HMO - 0.3%

AMERIGROUP Corp.†	16,200	425,736
Centene Corp.†	20,300	362,761

		788,497

Medical-Hospitals - 1.0%

Health Management Associates, Inc., Class A†	43,200	314,928
LifePoint Hospitals, Inc.†	18,100	552,050
Universal Health Services, Inc., Class B	63,109	1,957,641

		2,824,619

Medical-Nursing Homes - 0.0%

Advocat, Inc.	13,000	86,450
Skilled Healthcare Group, Inc. Class A†#	6,600	42,702

		129,152

Medical-Outpatient/Home Medical - 0.6%

Gentiva Health Services, Inc.†	63,270	1,753,212

Metal Processors & Fabrication - 0.9%

Hawk Corp., Class A†	6,700	133,330
Haynes International, Inc.	7,900	229,416
North American Galvanizing & Coatings, Inc.†	28,534	142,099
RBC Bearings, Inc.†	69,186	1,752,482
Sun Hydraulics Corp.#	6,200	149,978

		2,407,305

Mining - 0.1%

Lihir Gold, Ltd.	52,100	123,734
Vista Gold Corp.†	24,300	47,871

		171,605

Miscellaneous Manufacturing - 0.7%

Aptargroup, Inc.	43,162	1,663,032
John Bean Technologies Corp.	10,800	176,580
Spire Corp.†	19,300	89,359

		1,928,971

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	42,600	90,738

Multimedia - 0.4%

FactSet Research Systems, Inc.#	10,000	662,000
Media General, Inc., Class A†	13,200	107,976
Meredith Corp.	11,300	347,136

		1,117,112

Networking Products - 0.8%

Acme Packet, Inc.†	3,200	53,344
Anixter International, Inc.†#	42,904	1,790,813
Hypercom Corp.†	31,500	109,305
Ixia†	14,800	114,552
Parkervision, Inc.†	16,617	29,080

		2,097,094

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.†	59,981	2,016,561

Office Furnishings-Original - 0.0%

Knoll, Inc.	4,500	54,090

Office Supplies & Forms - 0.0%

The Standard Register Co.	18,500	101,750

Oil Companies-Exploration & Production - 3.9%

Arena Resources, Inc.†#	60,327	2,499,347
Barnwell Industries, Inc.†	13,200	53,460
Bill Barrett Corp.†#	18,600	630,726
Callon Petroleum Co.†	44,000	130,240
Comstock Resources, Inc.†	38,411	1,325,948
Concho Resources, Inc.†	15,600	724,620
FieldPoint Petroleum Corp.†	86,200	181,882
Forest Oil Corp.†#	95,851	2,597,562
GeoMet, Inc.†#	26,800	27,068
Mariner Energy, Inc.†#	27,131	407,508
Penn Virginia Corp.#	79,346	2,007,454
TransGlobe Energy Corp.†	26,100	100,485
Warren Resources, Inc.†	45,500	106,470

		10,792,770

Oil Field Machinery & Equipment - 1.7%

Bolt Technology Corp.†	13,651	144,155
Complete Production Services, Inc.†#	168,370	2,350,445
Dresser-Rand Group, Inc.†	58,276	1,801,311
Gulf Island Fabrication, Inc.	8,600	171,570
Natural Gas Services Group, Inc.†	9,074	139,014

		4,606,495

Oil Refining & Marketing - 0.0%

Holly Corp.#	4,600	118,128

Oil-Field Services - 1.0%

Boots & Coots, Inc.†	88,800	160,728
Key Energy Services, Inc.†	12,700	128,778
Oceaneering International, Inc.†	32,068	1,938,511
SEACOR Holdings, Inc.†	7,400	565,212

Union Drilling, Inc.†	6,500	43,420

		2,836,649

Paper & Related Products - 0.0%

KapStone Paper and Packaging Corp.†	14,700	134,652

Patient Monitoring Equipment - 0.0%

Masimo Corp.#	1,000	27,690

Pharmacy Services - 0.2%

Catalyst Health Solutions, Inc.†	9,900	373,131
SXC Health Solutions Corp.†	1,600	79,536

		452,667

Physical Therapy/Rehabilitation Centers - 0.0%

Psychiatric Solutions, Inc.†#	4,600	98,670

Physicians Practice Management - 0.0%

Healthways, Inc.†	5,700	85,614

Pollution Control - 0.0%

CECO Environmental Corp.†	19,786	74,593

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	9,700	140,844
Power-One, Inc.†	79,400	300,926

		441,770

Printing-Commercial - 0.2%

Consolidated Graphics, Inc.†	8,000	356,320
Multi-Color Corp.	11,250	142,200

		498,520

Publishing-Books - 0.2%

Scholastic Corp.	15,115	444,381

Publishing-Newspapers - 0.0%

Lee Enterprises, Inc.†	8,950	34,279

Publishing-Periodicals - 0.1%

Primedia, Inc.	38,500	142,450

Quarrying - 0.9%

Compass Minerals International, Inc.#	33,353	2,519,152

Radio - 0.1%

Cumulus Media, Inc., Class A†	48,400	131,164
Radio One, Inc., Class D†	39,000	116,610

		247,774

Real Estate Investment Trusts - 3.9%

Alexandria Real Estate Equities, Inc.#	23,963	1,476,600
CBL & Associates Properties, Inc.	33,400	397,126
Chesapeake Lodging Trust†	1,700	33,966
Cousins Properties, Inc.	22,014	158,281
DiamondRock Hospitality Co.†	49,708	444,390
Digital Realty Trust, Inc.#	35,400	1,825,932
EastGroup Properties, Inc.	12,000	430,800
Equity One, Inc.#	18,100	334,307
Essex Property Trust, Inc.#	1,600	137,440
LaSalle Hotel Properties	113,240	2,197,988
Parkway Properties, Inc.	10,500	174,300
Senior Housing Properties Trust	67,633	1,406,090
SL Green Realty Corp.#	11,400	582,084
Universal Health Realty Income Trust	38,994	1,319,167

		10,918,471

Real Estate Management/Services - 0.1%

Colony Financial, Inc.	6,900	137,586
ZipRealty, Inc.†	17,100	85,500

		223,086

Real Estate Operations & Development - 0.2%

Consolidated-Tomoka Land Co.	3,100	98,456
Pebblebrook Hotel Trust†	5,300	107,378
Starwood Property Trust, Inc.	10,700	200,197
Stratus Properties, Inc.†	7,600	77,368

		483,399

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	64,439	166,897

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	73,269
H&E Equipment Services, Inc.†#	25,000	243,000

		316,269

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	37,200	92,256

Retail-Apparel/Shoe - 1.9%

American Eagle Outfitters, Inc.	12,200	205,814
AnnTaylor Stores Corp.†#	30,450	524,044
Christopher & Banks Corp.	14,900	103,406
Gymboree Corp.†#	2,500	108,750
Hot Topic, Inc.†#	28,300	183,101
J Crew Group, Inc.†	46,309	1,948,683
Phillips-Van Heusen Corp.	51,273	2,231,401

		5,305,199

Retail-Appliances - 0.0%

Hhgregg, Inc.†#	2,100	43,827

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	14,259

Retail-Automobile - 0.7%

Group 1 Automotive, Inc.†#	4,700	130,519
Penske Auto Group, Inc.†	116,037	1,688,338

		1,818,857

Retail-Bookstores - 0.0%

Books-A-Million, Inc.	8,776	55,201

Retail-Convenience Store - 0.4%

The Pantry, Inc.†	80,860	1,059,266

Retail-Discount - 0.7%

Citi Trends, Inc.†#	55,357	1,646,317
HSN, Inc.†	11,700	253,422

		1,899,739

Retail-Home Furnishings - 0.1%

Kirkland’s, Inc.†	9,000	149,040

Retail-Jewelry - 0.1%

Tiffany & Co.	4,800	213,072

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	30,700	324,806

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	22,900	279,151

Retail-Restaurants - 3.7%

BJ’s Restaurants, Inc.†#	10,600	226,840

Brinker International, Inc.	125,893	2,279,922
Caribou Coffee Co., Inc.†	21,600	153,360
Carrols Restaurant Group, Inc.†	27,500	174,625
DineEquity, Inc.†#	50,308	1,476,037
Famous Dave’s of America, Inc.†	16,700	111,556
Luby’s, Inc.†	25,300	86,779
Panera Bread Co., Class A†	6,600	480,414
Papa John’s International, Inc.†	50,288	1,227,530
PF Chang’s China Bistro, Inc.†#	7,500	318,300
Red Robin Gourmet Burgers, Inc.†#	5,300	105,099
Sonic Corp.†#	149,706	1,271,004
Texas Roadhouse, Inc., Class A†#	151,105	2,029,340
The Cheesecake Factory, Inc.†#	16,000	378,400

		10,319,206

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	13,500	310,635
Zumiez, Inc.†#	19,200	275,328

		585,963

Savings & Loans/Thrifts - 0.6%

Clifton Savings Bancorp, Inc.	14,000	124,600
Louisiana Bancorp, Inc.†	6,700	97,820
MutualFirst Financial, Inc.	18,097	106,591
NewAlliance Bancshares, Inc.	18,500	221,630
OceanFirst Financial Corp.	11,600	118,552
Pacific Premier Bancorp, Inc.†	12,600	53,928
Pulaski Financial Corp.	16,500	105,600
Rome Bancorp, Inc.	19,500	167,895
Teche Holding Co.	1,600	50,720
United Community Financial Corp.†	92,900	141,208
United Financial Bancorp, Inc.	20,087	262,939
WSFS Financial Corp.	3,800	116,622

		1,568,105

Schools - 0.0%

American Public Education, Inc.†#	1,000	43,260

Seismic Data Collection - 0.1%

ION Geophysical Corp.†	18,600	85,188
T.G.C. Industries, Inc.†	35,075	144,509

		229,697

Semiconductor Components-Integrated Circuits - 0.0%

Emulex Corp.†	8,000	101,600

Semiconductor Equipment - 1.2%

ATMI, Inc.†	80,115	1,349,136
MKS Instruments, Inc.†	91,424	1,648,375
Photronics, Inc.†	10,500	46,200
Rudolph Technologies, Inc.†	20,100	159,996
Trio Tech International†	15,800	64,464
Veeco Instruments, Inc.†#	1,900	64,790

		3,332,961

Steel Pipe & Tube - 0.8%

Valmont Industries, Inc.#	29,319	2,087,513

Steel-Producers - 0.1%

General Steel Holdings, Inc.†	34,704	141,939

Telecom Equipment-Fiber Optics - 1.0%

Finisar Corp.†#	19,774	247,768
Harmonic, Inc.†	5,800	38,048
JDS Uniphase Corp.†	221,779	2,379,689
KVH Industries, Inc.†	14,357	175,155

		2,840,660

Telecom Services - 0.5%

Knology, Inc.†	16,800	192,360
NeuStar, Inc., Class A†	6,000	139,080
NTELOS Holdings Corp.	41,025	700,707
Premiere Global Services, Inc.†	21,900	164,688
TW Telecom, Inc.†	20,400	324,156

		1,520,991

Telecommunication Equipment - 0.8%

Adtran, Inc.#	19,800	462,924
Communications Systems, Inc.	11,400	136,344
Comtech Telecommunications Corp.†	43,664	1,380,656
Network Equipment Technologies, Inc.†	26,700	136,170
Preformed Line Products Co.	2,900	103,965
Sonus Networks, Inc.†	19,500	41,535

		2,261,594

Telephone-Integrated - 1.2%
Alaska Communications Systems Group, Inc.#	170,951	1,241,104
Cincinnati Bell, Inc.†	540,865	1,600,960
HickoryTech Corp.	32,016	275,338
SureWest Communications†	17,700	152,220

		3,269,622

Textile-Apparel - 0.0%

Unifi, Inc.†	36,000	135,720

Textile-Products - 0.1%

Culp, Inc.†	17,800	231,756

Therapeutics - 0.3%

AVANIR Pharmaceuticals, Class A†	59,900	112,013
AVI BioPharma, Inc.†	90,900	130,896
BioMarin Pharmaceutical, Inc.†#	7,400	148,000
Cyclacel Pharmaceuticals, Inc.†	43,200	106,272
NPS Pharmaceuticals, Inc.†	30,600	102,204
Onyx Pharmaceuticals, Inc.†#	2,800	77,728
Theravance, Inc.†#	3,800	41,382

		718,495

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	9,700	154,133

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.†	14,200	130,498
Willis Lease Finance Corp.†	6,900	117,369

		247,867

Transport-Rail - 0.0%

RailAmerica, Inc.†	10,600	125,504

Transport-Services - 0.8%

Dynamex, Inc.†	6,400	111,360
UTi Worldwide, Inc.	142,337	2,125,091

		2,236,451

Transport-Truck - 1.8%

Celadon Group, Inc.†	13,600	166,192
Heartland Express, Inc.#	1,465	22,429

Transport-Truck (continued)
Knight Transportation, Inc.#	33,275	657,181
Landstar System, Inc.	53,484	2,133,477
Old Dominion Freight Line, Inc.†	56,217	1,728,111
Patriot Transportation Holding, Inc.†	1,882	167,630

		4,875,020

Travel Services - 0.1%

Universal Travel Group†	14,100	139,449

Vitamins & Nutrition Products - 0.0%

Omega Protein Corp.†	23,100	98,637
Tiens Biotech Group USA, Inc.†	9,198	22,167

		120,804

Water - 0.3%

Artesian Resources Corp. Class A	7,400	131,276
Cascal NV	86,585	493,535
Southwest Water Co.	20,300	136,416

		761,227

Web Portals/ISP - 0.1%

Local.com Corp.†	34,400	201,928

Wire & Cable Products - 0.6%

Belden, Inc.	76,940	1,629,589

Wireless Equipment - 0.3%

Aruba Networks, Inc.†#	3,500	41,055
EMS Technologies, Inc.†	8,400	115,248
Globecomm Systems, Inc.†	14,300	109,109
SBA Communications Corp., Class A†	4,800	169,728
Telestone Technologies Corp.†	8,400	167,412
Tessco Technologies, Inc.	10,700	209,399

		811,951

Total Common Stock (cost $268,442,168)		275,216,432

CONVERTIBLE PREFERRED STOCK - 0.0%
Electric-Distribution - 0.0%

Silver Spring Networks, Inc.
Series E
(cost $113,000)(1)(4)(5)	11,300	113,000

PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%

East West Bancorp, Inc., Series A 8.00%(1)(4)(6)	114	152,303

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd. 8.50%	3,300	287,889

Total Preferred Stock (cost $279,000)		440,192

CONVERTIBLE BONDS & NOTES - 0.1%
Machinery - Construction & Mining - 0.1%

Terex Corp. 4.00% due 06/01/15 (cost $76,000)	$76,000	106,985

Total Long-Term Investment Securities (cost $268,910,168)		275,876,609
SHORT-TERM INVESTMENT SECURITIES - 20.1%
Collective Investment Pool - 19.1%

Securities Lending Quality Trust(2)	53,181,038	53,014,222

Registered Investment Companies - 0.5%

T. Rowe Price Reserve Investment Fund	1,297,005	1,297,005

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	1,543,000	1,543,000

Total Short-Term Investment Securities (cost $56,021,043)		55,854,227

TOTAL INVESTMENTS (cost $324,931,211) (3)	119.6%	331,730,836
Liabilities in excess of other assets	(19.6)	(54,316,187)

NET ASSETS	100.0%	$277,414,649

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 1.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Small Cap Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
East West Bancorp, Inc. Common Stock	11/17/09	6,600	$59,664	$109,850	$16.64	0.04%
East West Bancorp, Inc. Series A 8.00% Preferred Stock	11/06/09	114	114,000	152,303	1,335.99	0.05

				262,153		0.09
Silver Spring Networks, Inc. Series E	12/11/09	11,300	113,000	113,000	10.00	0.04

(Preferred Stock)				$375,153		0.13%

(2)	At February 28, 2010, the Fund had loaned securities with a total value of $52,179,418. This was secured by collateral of $53,181,038, which was received in cash and subsequently invested in short-term investments currently valued at $53,014,222 as reported in the portfolio of investments. The remaining collateral of $505,368 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes/Bonds	0.88% to 7.50%	01/31/11 to 05/15/39
Federal Home Loan Bank Notes	0.50% to 2.63%	01/05/11 to 07/15/18

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At February 28, 2010 the aggregate value of these securities was $375,153 representing 0.1% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; See Note 1.
(6)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; See Note 1.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$17,448,731	$109,850	$—	$17,558,581
Other Industries*	257,657,851	—	0	257,657,851
Convertible Preferred Stock	—	—	113,000	113,000
Preferred Stock	287,889	152,303	—	440,192
Convertible Bonds & Notes	—	106,985	—	106,985
Short-Term Investment Securities:				—
Collective Investment Pool	—	53,014,222	—	53,014,222
Registered Investment Companies	—	1,297,005	—	1,297,005
Time Deposits	—	1,543,000	—	1,543,000

Total	$275,394,471	$56,223,365	$113,000	$331,730,836

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2009	$1,394	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	502	—
Change in unrealized appreciation(depreciation)	826	—
Net purchases(sales)	(2,722)	113,000
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2010	$0	$113,000

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.2%
Advanced Materials - 0.2%

Ceradyne, Inc.	21,069	$474,895
Hexcel Corp.	77,368	852,595
STR Holdings, Inc.	10,024	166,499

		1,493,989

Advertising Services - 0.1%

inVentiv Health, Inc.	26,806	393,512
Marchex, Inc., Class B#	16,089	82,698

		476,210

Aerospace/Defense - 0.4%

Aerovironment, Inc.	10,853	263,185
Cubic Corp.	12,511	431,504
Esterline Technologies Corp.	23,793	979,082
Herley Industries, Inc.	11,076	148,640
National Presto Industries, Inc.	3,840	484,455
Teledyne Technologies, Inc.	28,873	1,087,646

		3,394,512

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	31,012	703,352
Argon ST, Inc.	11,034	271,436
Astronics Corp.	7,551	66,222
Curtiss-Wright Corp.†	36,243	1,161,588
Ducommun, Inc.	8,535	149,277
GenCorp, Inc.†#	41,143	177,738
HEICO Corp.#	18,511	882,049
Kaman Corp.#	20,547	492,101
LMI Aerospace, Inc.#	7,012	88,982
Moog, Inc., Class A	36,301	1,232,782
Orbital Sciences Corp.	45,213	834,180
Triumph Group, Inc.	13,358	699,158

		6,758,865

Agricultural Chemicals - 0.0%

China Green Agriculture, Inc.#	8,631	125,926

Agricultural Operations - 0.1%

Alico, Inc.	2,907	75,466
Andersons, Inc.	14,867	480,204
Cadiz, Inc.#	10,850	128,572
Griffin Land and Nurseries, Inc.	2,669	76,654
Tejon Ranch Co.	8,862	287,129

		1,048,025

Airlines - 1.0%

AirTran Holdings, Inc.#	107,833	519,755
Alaska Air Group, Inc.	29,161	1,020,635
Allegiant Travel Co.#	12,293	640,957
Hawaiian Holdings, Inc.	42,150	327,927
JetBlue Airways Corp.#	202,995	1,071,814
Republic Airways Holdings, Inc.	28,140	171,373
Skywest, Inc.	44,590	658,148
UAL Corp.	133,867	2,295,819
US Airways Group, Inc.#	129,064	946,039

		7,652,467

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.#	43,856	680,207
Darling International, Inc.	65,889	531,065

		1,211,272

Apparel Manufacturers - 0.7%

American Apparel, Inc.	26,632	74,836
Carters, Inc.	45,432	1,302,081
Columbia Sportswear Co.#	9,386	430,254
G-III Apparel Group, Ltd.#	11,848	248,453
Jones Apparel Group, Inc.	68,438	1,153,865
Maidenform Brands, Inc.†	15,407	265,308
Oxford Industries, Inc.#	10,268	199,815
Quiksilver, Inc.	104,631	268,902
True Religion Apparel, Inc.	20,699	508,367
Under Armour, Inc., Class A#	26,543	691,711
Volcom, Inc.#	15,410	248,717

		5,392,309

Applications Software - 0.4%

Actuate Corp.	36,512	195,704
American Reprographics Co.	29,705	212,688
Callidus Software, Inc#	21,078	70,822
China TransInfo Technology Corp.	7,071	55,790
Deltek, Inc.#	14,963	115,066
Ebix, Inc.#	18,417	267,415
EPIQ Systems, Inc.#	26,443	307,268
inContact, Inc.#	22,114	71,207
NetSuite, Inc.#	13,628	168,442
Progress Software Corp.	31,971	895,827
Quest Software, Inc.	48,992	825,515
Unica Corp.#	11,612	101,721

		3,287,465

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A#	21,388	199,764

Auction Houses/Art Dealers - 0.2%

Sotheby’s	53,683	1,304,497
Spectrum Group International, Inc.#	896	1,568

		1,306,065

Audio/Video Products - 0.2%

Audiovox Corp., Class A	14,064	101,542
DTS, Inc.	14,199	454,368
TiVo, Inc.#	88,081	835,008
Universal Electronics, Inc.	11,123	251,269

		1,642,187

Auto Repair Centers - 0.1%

Midas, Inc.#	11,455	103,897
Monro Muffler Brake, Inc.	13,370	466,078

		569,975

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.	57,138	306,260

Auto/Truck Parts & Equipment-Original - 0.7%

American Axle & Manufacturing Holdings, Inc.	45,542	446,767
Amerigon, Inc.#	17,466	170,817
ArvinMeritor, Inc.#	59,290	691,321
China Automotive Systems, Inc.#	3,526	71,190
Dana Holding Corp.	111,622	1,269,142
Fuel Systems Solutions, Inc.#	10,975	306,093
Miller Industries, Inc.	8,221	97,008
Modine Manufacturing Co.†#	38,227	359,334
Spartan Motors, Inc.	26,506	148,699
Superior Industries International, Inc.#	18,886	272,903
Tenneco, Inc.	47,573	959,072
Titan International, Inc.#	28,750	237,187

Auto/Truck Parts & Equipment-Original (continued)
Wonder Auto Technology, Inc.#	14,673	145,409

		5,174,942

Auto/Truck Parts & Equipment-Replacement - 0.1%

ATC Technology Corp.	16,152	361,966
Dorman Products, Inc.#	9,270	167,324
Exide Technologies	40,999	235,744
Standard Motor Products, Inc.	14,884	120,709

		885,743

Banks-Commercial - 6.0%

1st Source Corp.	12,270	183,191
Alliance Financial Corp.	3,352	90,035
American National Bankshares, Inc.#	4,983	99,710
Ameris Bancorp#	11,267	107,037
Ames National Corp.#	5,340	98,843
Arrow Financial Corp.#	7,647	193,469
Auburn National Bancorporation, Inc.	1,916	37,496
Bancfirst Corp.#	5,335	212,867
Banco Latinoamericano de Comercio Exterior SA, Class E	22,373	316,130
Bancorp Rhode Island, Inc.#	2,975	84,639
Bancorp, Inc.	16,326	114,772
Bank Mutual Corp.	38,292	248,515
Bank of Kentucky Financial Corp.#	2,517	48,779
Bank of Marin Bancorp#	4,224	135,252
Bank of the Ozarks, Inc.#	10,637	326,769
BankFinancial Corp.#	17,520	168,192
Banner Corp.#	15,280	41,409
Bar Harbor Bankshares	3,015	80,651
Bridge Bancorp, Inc.	5,076	116,443
Bryn Mawr Bank Corp.#	5,671	98,562
Camden National Corp.#	6,242	188,321
Capital City Bank Group, Inc.	9,684	124,730
Cardinal Financial Corp.	23,119	224,485
Cass Information Systems, Inc.#	6,728	203,657
Cathay General Bancorp#	62,900	612,017
Center Bancorp, Inc.#	10,082	85,294
Centerstate Banks of Florida, Inc.#	15,166	162,883
Central Pacific Financial Corp.#	24,774	32,206
Century Bancorp, Inc. Class A	2,868	54,779
Chemical Financial Corp.	17,368	357,781
Citizens & Northern Corp.	9,894	110,318
Citizens Holding Co.	3,244	73,477
Citizens Republic Bancorp	322,222	227,167
City Holding Co.#	13,039	418,422
CNB Financial Corp.	7,054	115,262
CoBiz Financial, Inc.#	23,964	141,627
Columbia Banking System, Inc.#	22,939	469,332
Community Bank System, Inc.#	26,239	588,016
Community Trust Bancorp, Inc.#	12,362	315,355
CVB Financial Corp.#	68,032	632,698
Eagle Bancorp, Inc.	12,357	144,700
East West Bancorp, Inc.	88,561	1,551,589
Enterprise Bancorp, Inc.	4,123	48,569
Enterprise Financial Services Corp.	9,288	79,598
F.N.B. Corp.#	91,333	694,131
Farmers Capital Bank Corp.#	5,244	45,151
Financial Institutions, Inc.#	8,826	116,856
First Bancorp#	12,025	169,793
First Bancorp, Inc.#	7,113	100,791
First BanCorp. Puerto Rico#	65,618	139,110
First Busey Corp.	39,287	147,719
First California Financial Group, Inc.#	4,609	13,643
First Commonwealth Financial Corp.#	69,477	389,766
First Community Bancshares, Inc.#	12,073	138,840
First Financial Bancorp	46,327	859,829
First Financial Bankshares, Inc.#	16,674	872,884
First Financial Corp.#	9,643	253,418
First Financial Service Corp.#	3,298	30,803
First Merchants Corp.#	17,200	99,588
First Midwest Bancorp, Inc.#	59,419	807,504
First of Long Island Corp.#	4,414	110,924
First South Bancorp, Inc.	6,657	71,363
FirstMerit Corp.#	66,153	1,398,474
German American Bancorp, Inc.	9,045	143,182
Glacier Bancorp, Inc.#	49,295	714,777
Great Southern Bancorp, Inc.#	8,200	187,370
Guaranty Bancorp#	42,855	58,283
Hampton Roads Bankshares, Inc.#	15,062	27,112
Hancock Holding Co.#	22,654	913,409
Harleysville National Corp.	35,211	232,745
Heartland Financial USA, Inc.#	10,781	156,540
Heritage Financial Corp.#	7,499	110,910
Home Bancshares, Inc.#	14,301	347,228
IBERIABANK Corp.	16,483	941,344
Independent Bank Corp.#	17,082	419,876
International Bancshares Corp.	41,784	885,821
Lakeland Bancorp, Inc.#	16,709	127,323
Lakeland Financial Corp.	12,941	227,891
MainSource Financial Group, Inc.#	16,448	105,103
MB Financial, Inc.	40,231	818,701
Merchants Bancshares, Inc.	3,903	83,173
Metro Bancorp, Inc.	7,851	95,154
MidSouth Bancorp, Inc.	5,361	83,632
Nara BanCorp., Inc.	26,968	238,127
National Bankshares, Inc.	5,660	153,329
National Penn Bancshares, Inc.	101,277	697,799
NBT Bancorp, Inc.	27,450	583,038
Northrim BanCorp, Inc.#	5,172	82,287
Norwood Financial Corp.	1,530	40,545
Ohio Valley Banc Corp.#	3,254	73,736
Old National Bancorp	69,861	793,621
Old Point Financial Corp.#	1,639	23,585
Old Second Bancorp, Inc.#	8,752	59,426
Oriental Financial Group, Inc.#	19,789	218,471
Orrstown Financial Services, Inc.#	4,183	147,325
Pacific Capital Bancorp#	38,132	46,902
Pacific Continental Corp.#	15,024	151,742
PacWest Bancorp.#	21,355	433,507
Park National Corp.#	8,811	470,067
Peapack Gladstone Financial Corp.	7,119	89,771
Penns Woods Bancorp, Inc.#	3,131	101,382
Peoples Bancorp, Inc.#	8,542	122,834
Peoples Financial Corp.	3,091	48,529
Pinnacle Financial Partners, Inc.#	26,899	406,444
Porter Bancorp, Inc.	2,295	25,153
Premierwest Bancorp#	17,702	9,028

Banks-Commercial (continued)
PrivateBancorp, Inc.	43,276	562,588
Prosperity Bancshares, Inc.	36,950	1,545,618
Renasant Corp.#	17,213	262,670
Republic Bancorp, Inc., Class A	7,660	129,224
Republic First Bancorp, Inc.#	5,857	24,365
S&T Bancorp, Inc.#	19,224	340,842
S.Y. Bancorp, Inc.#	9,349	205,211
Sandy Spring Bancorp, Inc.#	13,437	189,999
Santander Bancorp#	3,543	43,260
SCBT Financial Corp.#	10,326	375,453
Shore Bancshares, Inc.#	6,866	77,723
Sierra Bancorp#	7,167	74,178
Signature Bank#	32,531	1,211,129
Simmons First National Corp., Class A	13,638	362,225
Smithtown Bancorp, Inc.#	11,974	51,249
Southside Bancshares, Inc.	10,756	215,443
Southwest Bancorp, Inc.	11,954	93,480
State Bancorp, Inc.	13,341	96,722
StellarOne Corp.#	18,543	219,364
Sterling Bancorp	14,790	121,130
Sterling Bancshares, Inc.#	67,285	317,585
Sterling Financial Corp.#	42,804	30,661
Suffolk Bancorp#	7,841	223,312
Sun Bancorp, Inc.#	11,076	38,655
Susquehanna Bancshares, Inc.#	69,115	577,110
SVB Financial Group#	32,865	1,464,464
Texas Capital Bancshares, Inc.	29,091	490,183
The South Financial Group, Inc.#	175,927	100,278
Tompkins Financial Corp.#	7,416	265,938
Tower Bancorp, Inc.#	3,893	100,517
Townebank Portsmouth VA#	17,158	210,529
TriCo Bancshares#	11,371	207,862
Trustco Bank Corp. NY#	62,259	376,667
Trustmark Corp.#	51,014	1,163,119
UMB Financial Corp.	25,807	988,666
Umpqua Holdings Corp.#	76,487	954,558
Union First Market Bankshares Corp.#	14,973	187,312
United Bankshares, Inc.#	30,602	753,421
United Community Banks, Inc.	67,037	278,204
United Security Bancshares, Inc.	4,916	70,790
Univest Corp. of Pennsylvania#	13,431	233,296
Washington Banking Co.	12,497	149,589
Washington Trust Bancorp, Inc.#	11,441	194,840
Webster Financial Corp.#	54,596	873,536
WesBanco, Inc.	18,793	284,714
West Bancorp, Inc.#	12,723	65,778
Westamerica Bancorporation#	23,393	1,283,808
Western Alliance Bancorp	37,450	215,712
Wilber Corp.	4,744	31,500
Wilshire Bancorp, Inc.#	15,737	147,928
Wintrust Financial Corp.#	19,212	653,976
Yadkin Valley Financial Corp.#	13,176	50,201

		47,108,435

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	55,377	379,332

Batteries/Battery Systems - 0.1%

Advanced Battery Technologies, Inc.	45,341	176,377
China BAK Battery, Inc.#	33,915	76,648
EnerSys†	32,334	736,892
Ultralife Corp.#	9,863	40,241
Valence Technology, Inc.#	41,011	38,140

		1,068,298

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co.	3,435	191,158
Heckmann Corp.	72,487	433,472
National Beverage Corp.#	8,868	101,095

		725,725

Brewery - 0.0%

Boston Beer Co., Inc., Class A	7,186	340,042

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies#	26,111	259,021
CKX, Inc.#	47,454	197,883
Crown Media Holdings, Inc., Class A#	8,901	14,776
DG FastChannel, Inc.	16,617	538,224
Fisher Communications, Inc.	4,746	67,441
World Wrestling Entertainment, Inc.#	17,859	304,496

		1,381,841

Building & Construction Products-Misc. - 0.5%

Broadwind Energy, Inc.	28,325	140,209
Builders FirstSource, Inc.	34,605	103,815
Drew Industries, Inc.	14,998	347,504
Gibraltar Industries, Inc.	22,044	257,474
Interline Brands, Inc.	26,007	460,324
Louisiana-Pacific Corp.#	100,614	765,673
NCI Building Systems, Inc.	73,647	139,929
Quanex Building Products Corp.	30,175	470,126
Simpson Manufacturing Co., Inc.#	30,544	750,771
Trex Co., Inc.#	12,584	251,554

		3,687,379

Building & Construction-Misc. - 0.2%

Dycom Industries, Inc.	31,856	287,660
Insituform Technologies, Inc., Class A#	31,122	764,356
Layne Christensen Co.	15,889	438,219
MYR Group, Inc.	14,074	222,510

		1,712,745

Building Products-Air & Heating - 0.1%

AAON, Inc.#	10,191	214,419
Comfort Systems USA, Inc.	31,592	370,258

		584,677

Building Products-Cement - 0.1%

Texas Industries, Inc.#	18,915	672,050
US Concrete, Inc.	27,116	15,375

		687,425

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.#	22,798	325,783

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,346	94,071

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	15,370	541,639

Building-Heavy Construction - 0.2%

Granite Construction, Inc.#	27,460	758,720

Building-Heavy Construction (continued)
Orion Marine Group, Inc.	21,446	376,591
Sterling Construction Co., Inc.	13,108	257,310
Tutor Perini Corp.†#	21,044	416,040

		1,808,661

Building-Maintance & Services - 0.2%

ABM Industries, Inc.#	36,831	754,299
Integrated Electrical Services, Inc.	4,609	21,847
Rollins, Inc.	35,140	746,725

		1,522,871

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	5,315	186,131
Skyline Corp.#	5,572	95,003
Winnebago Industries, Inc.#	23,752	277,423

		558,557

Building-Residential/Commercial - 0.3%

Amrep Corp.#	1,038	13,909
Beazer Homes USA, Inc.#	50,844	211,511
Brookfield Homes Corp.#	8,305	63,201
China Housing & Land Development, Inc.#	20,970	90,590
Hovnanian Enterprises, Inc., Class A#	42,358	164,773
M/I Homes, Inc.	15,018	192,981
Meritage Homes Corp.#	25,110	537,103
Ryland Group, Inc.#	34,495	782,692
Standard Pacific Corp.#	82,423	347,825

		2,404,585

Cable TV - 0.0%

Mediacom Communications Corp., Class A	32,077	148,837
Outdoor Channel Holdings, Inc.	11,879	67,829

		216,666

Cable/Satellite TV - 0.0%

LodgeNet Interactive Corp.#	16,526	103,122

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	20,911	315,547
Monarch Casino & Resort, Inc.	7,295	56,390

		371,937

Casino Services - 0.3%

Bally Technologies, Inc.	43,648	1,807,464
Shuffle Master, Inc.	43,816	360,167

		2,167,631

Cellular Telecom - 0.1%

Syniverse Holdings, Inc.	54,858	922,712

Chemicals-Diversified - 0.6%

Aceto Corp.	20,233	105,819
Innophos Holdings, Inc.	14,072	326,752
Innospec, Inc.	19,305	205,598
Olin Corp.	62,447	1,093,447
Rockwood Holdings, Inc.	39,479	947,101
ShengdaTech, Inc.#	22,978	147,519
Solutia, Inc.	95,391	1,342,151
Westlake Chemical Corp.#	15,939	322,765

		4,491,152

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.	22,680	201,625

Chemicals-Other - 0.0%

American Vanguard Corp.#	15,965	102,974

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	19,081	449,549
Landec Corp.	21,433	129,884
PolyOne Corp.	74,040	588,618
Spartech Corp.	24,965	254,393

		1,422,444

Chemicals-Specialty - 1.2%

Arch Chemicals, Inc.	20,068	619,499
Balchem Corp.	22,041	482,918
Ferro Corp.#	68,955	564,741
H.B. Fuller Co.	38,936	817,267
Hawkins, Inc.#	7,119	142,024
ICO, Inc.#	22,511	177,837
Minerals Technologies, Inc.	15,007	732,792
NewMarket Corp.	8,067	718,366
OM Group, Inc.†	24,495	843,118
Omnova Solutions, Inc.	35,804	219,121
Quaker Chemical Corp.	8,983	177,953
Sensient Technologies Corp.	39,039	1,031,410
Stepan Co.#	5,996	285,050
Symyx Technologies, Inc.	27,836	121,365
WR Grace & Co.	57,829	1,674,728
Zep, Inc.	17,606	388,917

		8,997,106

Circuit Boards - 0.1%

DDi Corp.#	11,705	59,110
Multi-Fineline Electronix, Inc.	8,027	174,989
Park Electrochemical Corp.	16,722	454,504
TTM Technologies, Inc.#	35,218	300,762

		989,365

Coal - 0.3%

Cloud Peak Energy, Inc.	24,969	379,779
International Coal Group, Inc.	86,128	375,518
James River Coal Co.#	22,551	358,786
Patriot Coal Corp.#	59,207	986,389
Westmoreland Coal Co.#	8,356	92,668

		2,193,140

Coffee - 0.1%

Diedrich Coffee, Inc.	2,460	85,116
Farmer Brothers Co.#	5,462	98,371
Peet’s Coffee & Tea, Inc.#	9,304	338,293

		521,780

Collectibles - 0.0%

RC2 Corp.	17,441	246,093

Commercial Services - 1.0%

Arbitron, Inc.#	21,221	456,252
CoStar Group, Inc.#	15,927	626,728
CPI Corp.	4,097	51,499
DynCorp International, Inc., Class A	20,207	226,319
ExlService Holdings, Inc.	12,191	209,685
Healthcare Services Group, Inc.	32,537	714,513
HMS Holdings Corp.	20,728	954,317
Live Nation Entertainment, Inc.	112,370	1,459,686

Commercial Services (continued)
Mac-Gray Corp.	9,359	93,777
Medifast, Inc.	10,595	223,978
National Research Corp.#	1,354	27,039
PHH Corp.#	43,588	806,814
Pre-Paid Legal Services, Inc.#	5,536	230,519
Standard Parking Corp.	6,112	100,359
StarTek, Inc.#	9,728	63,524
Steiner Leisure, Ltd.	11,671	501,503
Team, Inc.	15,387	278,966
TeleTech Holdings, Inc.	26,010	454,915
The Providence Service Corp.#	8,620	104,388

		7,584,781

Commercial Services-Finance - 0.8%

Advance America Cash Advance Centers, Inc.	37,466	234,912
Cardtronics, Inc.	10,922	107,909
CBIZ, Inc.#	35,798	223,022
Coinstar, Inc.#	24,193	718,048
Deluxe Corp.	40,958	735,196
Dollar Financial Corp.#	19,303	433,159
Euronet Worldwide, Inc.	38,985	706,408
Global Cash Access Holdings, Inc.	30,612	229,284
Heartland Payment Systems, Inc.#	30,020	459,006
Jackson Hewitt Tax Service, Inc.#	23,519	57,386
Net 1 UEPS Technologies, Inc.†	24,895	439,397
QC Holdings, Inc.#	2,796	13,784
Rewards Network, Inc.	5,220	75,951
Riskmetrics Group, Inc.#	17,974	334,856
TNS, Inc.	20,193	477,161
Tree.com, Inc.#	5,229	44,394
Wright Express Corp.	30,738	870,500

		6,160,373

Communications Software - 0.1%

Digi International, Inc.	20,112	204,137
DivX, Inc.	26,482	159,951
Seachange International, Inc.	26,000	184,080
Smith Micro Software, Inc.	23,190	203,145
SolarWinds, Inc.	9,909	186,388

		937,701

Computer Aided Design - 0.2%

Parametric Technology Corp.	92,862	1,616,727

Computer Data Security - 0.0%

Fortinet, Inc.#	10,197	175,184

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	17,697	168,298
Trident Microsystems, Inc.#	51,401	76,074

		244,372

Computer Services - 0.9%

3PAR, Inc.#	22,435	207,075
CACI International, Inc., Class A†	24,010	1,189,936
CIBER, Inc.	56,124	209,343
Computer Task Group, Inc.#	12,209	92,422
COMSYS IT Partners, Inc.	12,103	211,560
Dynamics Research Corp.#	7,053	72,646
eLoyalty Corp.	5,339	26,214
Furmanite Corp.	29,900	108,238
iGate Corp.	18,549	169,538
Insight Enterprises, Inc.#	37,451	478,998
LivePerson, Inc.#	33,709	234,952
Manhattan Associates, Inc.	18,819	475,556
Ness Technologies, Inc.	31,611	180,183
SRA International, Inc.	33,399	636,585
SYKES Enterprises, Inc.	30,325	722,038
Syntel, Inc.#	10,511	356,323
Tier Technologies, Inc., Class B	13,313	98,782
Unisys Corp.#	33,883	1,182,856
Virtusa Corp.	10,773	98,034

		6,751,279

Computer Software - 0.2%

Accelrys, Inc.	22,267	138,946
Avid Technology, Inc.#	23,040	309,888
Blackbaud, Inc.	35,117	817,524
Double-Take Software, Inc.	13,996	124,144
Global Defense Technology & Systems, Inc.	3,754	50,604
Phoenix Technologies, Ltd.#	28,597	79,214

		1,520,320

Computers - 0.1%

Palm, Inc.#	132,496	808,226
PAR Technology Corp.#	6,638	39,164
Silicon Graphics International Corp.#	24,401	262,067

		1,109,457

Computers-Integrated Systems - 0.8%

3D Systems Corp.	14,462	204,782
Agilysys, Inc.	12,463	136,096
Cray, Inc.	27,931	146,358
Echelon Corp.#	26,503	217,855
Integral Systems, Inc.#	14,131	120,961
Jack Henry & Associates, Inc.	67,153	1,516,315
Maxwell Technologies, Inc.#	18,328	254,026
Mercury Computer Systems, Inc.	18,502	226,094
MTS Systems Corp.	13,685	372,506
NCI, Inc.	5,306	149,470
NetScout Systems, Inc.	20,110	293,405
Radiant Systems, Inc.	22,421	250,442
Radisys Corp.	19,064	156,897
Riverbed Technology, Inc.	43,863	1,195,267
Stratasys, Inc.#	16,519	435,606
Super Micro Computer, Inc.	18,706	280,777

		5,956,857

Computers-Memory Devices - 0.2%

Imation Corp.†	24,260	223,192
Isilon Systems, Inc.	21,107	155,981
Netezza Corp#	38,514	352,018
Quantum Corp.†	168,456	417,771
Silicon Storage Technology, Inc.#	64,914	207,075
Smart Modular Technologies WWH, Inc.	29,960	191,744
STEC, Inc.#	20,182	207,471

		1,755,252

Computers-Periphery Equipment - 0.2%

Compellent Technologies, Inc.#	13,738	213,351

Computers-Periphery Equipment (continued)
Electronics for Imaging, Inc.†	35,392	419,749
Immersion Corp.#	22,837	93,403
Rimage Corp.	7,649	113,129
Synaptics, Inc.†#	27,491	734,010

		1,573,642

Consulting Services - 0.9%

CRA International, Inc.	8,900	236,740
Diamond Management & Technology Consultants, Inc.	19,487	141,281
Forrester Research, Inc.	12,752	381,922
Franklin Covey Co.#	10,416	60,934
Gartner, Inc.	53,858	1,281,282
Hill International, Inc.	20,304	107,002
Huron Consulting Group, Inc.	17,581	416,318
ICF International, Inc.	9,077	212,674
Information Services Group, Inc.	19,385	57,573
MAXIMUS, Inc.	14,022	807,387
Navigant Consulting, Inc.	39,990	465,084
The Advisory Board Co.	12,655	401,923
The Corporate Executive Board Co.#	27,315	624,967
The Hackett Group, Inc.	31,461	86,518
Towers Watson & Co., Class A	34,167	1,509,156

		6,790,761

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A	31,589	602,402
Blyth, Inc.	4,816	138,893
Central Garden and Pet Co., Class A#	47,164	450,416
CSS Industries, Inc.	6,127	103,424
Helen of Troy, Ltd.†	23,907	577,832
Oil-Dri Corp. of America#	4,199	68,024
Prestige Brands Holdings, Inc.†	27,655	222,070
Tupperware Brands Corp.	50,183	2,345,052
WD-40 Co.	13,479	422,162

		4,930,275

Containers-Metal/Glass - 0.2%

BWAY Holding Co.	6,156	92,771
Silgan Holdings, Inc.#	21,421	1,223,353

		1,316,124

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.	4,371	152,548
Graphic Packaging Holding Co.#	91,229	317,477
Rock-Tenn Co., Class A	30,734	1,285,910

		1,755,935

Cosmetics & Toiletries - 0.2%

Bare Escentuals, Inc.	53,053	964,504
Elizabeth Arden, Inc.	19,747	355,841
Inter Parfums, Inc.#	11,614	157,718
Revlon, Inc., Class A#	15,909	238,476

		1,716,539

Data Processing/Management - 0.6%

Acxiom Corp.#	54,397	917,133
Bowne & Co., Inc.	31,270	348,035
CommVault Systems, Inc.	33,353	730,431
CSG Systems International, Inc.	28,147	566,318
Fair Isaac Corp.#	39,152	898,930
FalconStor Software, Inc.#	28,079	99,680
Infogroup, Inc.	27,899	224,029
Innodata Isogen, Inc.	17,499	86,445
MoneyGram International, Inc.#	67,411	186,729
Pegasystems, Inc.#	12,262	441,432
Schawk, Inc.	12,249	160,584

		4,659,746

Decision Support Software - 0.1%

DemandTec, Inc.#	16,397	96,250
GSE Systems, Inc.	15,455	88,403
Interactive Intelligence, Inc.	10,304	202,989
QAD, Inc.	10,249	56,267

		443,909

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.	46,713	845,505
Sirona Dental Systems, Inc.	13,584	487,530

		1,333,035

Diagnostic Equipment - 0.3%

Affymetrix, Inc.	57,746	422,123
Cepheid, Inc.#	46,428	701,063
Hansen Medical, Inc.#	20,701	47,405
Home Diagnostics, Inc.	9,440	108,749
Immucor, Inc.	56,448	1,091,140

		2,370,480

Diagnostic Kits - 0.2%

Inverness Medical Innovations, Inc.	1,536	402,432
Meridian Bioscience, Inc.#	32,470	719,535
OraSure Technologies, Inc.#	37,469	206,080
Quidel Corp.#	21,041	274,795

		1,602,842

Direct Marketing - 0.1%

APAC Customer Services, Inc.#	20,767	107,573
Harte-Hanks, Inc.	30,894	367,330

		474,903

Disposable Medical Products - 0.1%

ICU Medical, Inc.	9,848	338,476
Medical Action Industries, Inc.	11,534	144,636
Merit Medical Systems, Inc.#	22,807	335,719
Rochester Medical Corp.#	8,179	105,755
Utah Medical Products, Inc.#	2,625	71,610

		996,196

Distribution/Wholesale - 1.2%

Beacon Roofing Supply, Inc.#	36,123	628,540
BlueLinx Holdings, Inc.#	9,472	32,868
BMP Sunstone Corp.#	26,445	142,803
Brightpoint, Inc.	40,884	291,503
Chindex International, Inc.#	10,876	122,355
Core-Mark Holding Co., Inc.	7,931	254,109
FGX International Holdings, Ltd.	11,909	234,965
Fossil, Inc.	37,590	1,362,637
Houston Wire & Cable Co.#	14,415	176,872
MWI Veterinary Supply, Inc.	8,799	362,519
Owens & Minor, Inc.	33,379	1,490,372
Pool Corp.	38,762	774,465
Rentrak Corp.	7,715	141,339

Distribution/Wholesale (continued)
Scansource, Inc.	21,259	552,734
School Specialty, Inc.	15,349	327,701
Titan Machinery ,Inc.#	10,578	125,984
United Stationers, Inc.	19,000	1,085,090
Watsco, Inc.#	21,307	1,232,397

		9,339,253

Diversified Financial Services - 0.0%

Doral Financial Corp.#	5,069	15,866

Diversified Manufacturing Operations - 1.2%

Actuant Corp., Class A#	54,258	982,612
Acuity Brands, Inc.#	34,530	1,345,979
Ameron International Corp.	7,376	507,985
AO Smith Corp.	17,589	796,782
AZZ, Inc.#	9,920	311,587
Barnes Group, Inc.#	37,315	599,279
Blount International, Inc.	31,313	345,382
Chase Corp.#	4,969	59,678
Colfax Corp.	19,342	219,145
EnPro Industries, Inc.#	16,308	451,405
ESCO Technologies, Inc.#	21,004	687,041
Federal Signal Corp.	39,777	305,090
GP Strategies Corp.#	12,874	101,190
Griffon Corp.	35,488	439,341
Koppers Holdings, Inc.	16,376	455,253
LSB Industries, Inc.#	14,087	200,176
Matthews International Corp., Class A	24,389	817,519
Raven Industries, Inc.#	13,079	383,215
Standex International Corp.	10,093	251,316
Tredegar Corp.#	24,142	404,379

		9,664,354

Diversified Minerals - 0.1%

AMCOL International Corp.#	18,877	480,231
General Moly, Inc.	52,030	122,270
United States Lime & Minerals, Inc.#	1,494	58,983

		661,484

Diversified Operations - 0.0%

Harbinger Group, Inc.	7,384	54,272
Primoris Services Corp.	6,658	54,529
Resource America, Inc., Class A#	10,075	42,819

		151,620

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	18,098	969,329
Compass Diversified Holdings	19,467	260,468
Viad Corp.	16,817	321,373
Volt Information Sciences, Inc.	9,874	105,158

		1,656,328

Drug Delivery Systems - 0.3%

Alkermes, Inc.#	75,736	867,935
BioDelivery Sciences International, Inc.	8,307	31,483
Depomed, Inc.#	41,835	114,628
Matrixx Initiatives, Inc.#	7,725	35,226
Nektar Therapeutics#	74,172	918,991

		1,968,263

E-Commerce/Products - 0.4%

1-800-FLOWERS.COM, Inc., Class A	21,410	43,462
Blue Nile, Inc.#	10,144	519,779
Drugstore.Com, Inc.	70,919	234,742
MercadoLibre, Inc.	20,698	851,516
NutriSystem, Inc.#	24,611	476,223
Overstock.com, Inc.#	12,802	157,593
Shutterfly, Inc.	16,922	324,733
Stamps.com, Inc.	8,922	80,833
US Auto Parts Network, Inc.#	8,045	50,120
Vitacost.com, Inc.	8,975	100,610

		2,839,611

E-Commerce/Services - 0.1%

Ancestry.com, Inc.	6,299	100,343
ePlus, Inc.#	3,012	49,397
Global Sources, Ltd.#	13,208	82,682
Internet Brands Inc., Class A#	22,387	184,469
Move, Inc.#	125,970	197,773
OpenTable, Inc.#	2,453	83,598
Orbitz Worldwide, Inc.	29,757	177,054

		875,316

E-Marketing/Info - 0.3%

comScore, Inc.	17,605	273,230
Constant Contact, Inc.#	19,572	365,409
Digital River, Inc.	30,594	804,316
Liquidity Services, Inc.#	12,262	150,823
ValueClick, Inc.	69,697	661,424

		2,255,202

E-Services/Consulting - 0.3%

GSI Commerce, Inc.#	24,300	606,771
Keynote Systems, Inc.	10,054	105,969
Perficient, Inc.	23,350	259,185
Saba Software, Inc.#	20,081	101,610
Sapient Corp.	67,593	609,689
Websense, Inc.	35,480	761,401

		2,444,625

Educational Software - 0.2%

Blackboard, Inc.#	26,698	1,043,358
Renaissance Learning, Inc.#	5,301	73,949
Rosetta Stone, Inc.	5,111	112,442

		1,229,749

Electric Products-Misc. - 0.3%

GrafTech International, Ltd.	96,376	1,203,736
Graham Corp.#	8,250	133,155
Harbin Electric, Inc.#	12,285	232,555
Littelfuse, Inc.	17,409	619,586
NIVS IntelliMedia Technology Group, Inc.	6,679	21,707
SmartHeat, Inc.	7,335	87,800

		2,298,539

Electric-Distribution - 0.0%

EnerNOC, Inc.#	11,460	303,002

Electric-Integrated - 1.6%

Allete, Inc.	23,502	739,138
Avista Corp.	43,791	891,585
Black Hills Corp.	31,093	866,562
Central Vermont Public Service Corp.	9,519	187,144

Electric-Integrated (continued)
CH Energy Group, Inc.	12,650	505,874
Cleco Corp.	48,406	1,221,767
El Paso Electric Co.†	36,005	724,421
IDACORP, Inc.	37,782	1,247,939
MGE Energy, Inc.#	18,501	613,308
NorthWestern Corp.	28,800	721,440
Otter Tail Corp.#	28,422	568,156
Pike Electric Corp.†	13,546	114,057
PNM Resources, Inc.	69,418	848,288
Portland General Electric Co.#	60,211	1,083,196
The Empire District Electric Co.#	30,696	549,765
U S Geothermal, Inc.#	57,475	63,797
UIL Holdings Corp.	23,504	645,890
Unisource Energy Corp.	28,539	831,626
Unitil Corp.#	8,588	186,789

		12,610,742

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	8,401	190,955
Benchmark Electronics, Inc.†	52,312	1,035,778
CTS Corp.	27,567	219,433
Daktronics, Inc.#	27,364	207,146
LaBarge, Inc.	10,301	123,715
Methode Electronics, Inc.	30,846	383,724
Microvision, Inc.#	72,410	159,302
NVE Corp.	3,814	169,570
OSI Systems, Inc.	12,715	392,131
Plexus Corp.#	31,619	1,090,539
Rogers Corp.	12,790	351,086
Stoneridge, Inc.#	12,298	102,565
Technitrol, Inc.	33,480	147,312

		4,573,256

Electronic Components-Semiconductors - 1.5%

Actel Corp.	21,344	273,417
Advanced Analogic Technologies, Inc.	35,063	115,007
Amkor Technology, Inc.#	87,570	527,171
Applied Micro Circuits Corp.	53,819	481,142
Cavium Networks, Inc.	29,050	694,295
Ceva, Inc.	15,944	186,385
Diodes, Inc.	26,920	527,901
DSP Group, Inc.†	18,570	136,118
Emcore Corp.#	61,498	72,568
Entropic Communications ,Inc.	43,109	156,055
GSI Technology, Inc.	15,058	67,309
IXYS Corp.	19,343	164,609
Kopin Corp.	55,109	209,414
Lattice Semiconductor Corp.†	94,139	270,179
Microsemi Corp.	65,047	1,008,879
Microtune, Inc.#	42,551	100,846
MIPS Technologies, Inc.	36,763	154,772
Monolithic Power Systems, Inc.#	27,139	551,193
Netlogic Microsystems, Inc.#	18,848	1,021,373
OmniVision Technologies, Inc.#	40,110	582,798
PLX Technology, Inc.	30,233	137,258
Rubicon Technology, Inc.#	10,247	160,878
Semtech Corp.	48,906	776,138
Silicon Image, Inc.	61,066	147,780
Skyworks Solutions, Inc.	134,186	2,049,020
Supertex, Inc.#	8,945	213,875
Virage Logic Corp.#	13,220	91,350
Volterra Semiconductor Corp.	18,493	403,702
White Electronic Designs Corp.	18,720	97,906
Zoran Corp.†	41,379	469,238

		11,848,576

Electronic Design Automation - 0.1%

Cogo Group, Inc.	18,832	132,577
Mentor Graphics Corp.	75,435	627,619

		760,196

Electronic Measurement Instruments - 0.2%

Analogic Corp.	10,455	431,791
Badger Meter, Inc.#	11,871	426,525
FARO Technologies, Inc.	13,685	327,619
Measurement Specialties, Inc.	11,826	167,693
MEMSIC, Inc.	12,660	45,576
RAE Systems, Inc.	33,164	30,511
Zygo Corp.	12,156	119,129

		1,548,844

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.	7,298	542,314
ICx Technologies, Inc.#	9,344	60,830
Taser International, Inc.	50,568	382,294

		985,438

Energy-Alternate Sources - 0.2%

Ascent Solar Technologies, Inc.#	15,437	61,902
Clean Energy Fuels Corp.#	28,555	515,132
Comverge, Inc.#	17,465	169,411
Ener1, Inc.#	41,653	176,192
Evergreen Energy, Inc.#	106,520	32,595
FuelCell Energy, Inc.#	59,615	167,518
Green Plains Renewable Energy, Inc.#	7,597	128,845
GT Solar International, Inc.#	25,711	152,981
Headwaters, Inc.	49,211	245,563
Syntroleum Corp.#	51,530	118,004

		1,768,143

Engineering/R&D Services - 0.3%

Argan, Inc.#	6,053	94,366
EMCOR Group, Inc.†	52,744	1,214,167
ENGlobal Corp.#	15,183	43,575
Exponent, Inc.	11,128	296,339
Michael Baker Corp.	6,411	216,948
Mistras Group, Inc.#	8,157	111,261
Stanley, Inc.	9,375	236,344
VSE Corp.	3,322	141,285

		2,354,285

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	39,920	698,999

Enterprise Software/Service - 1.5%

Advent Software, Inc.	12,248	493,839
American Software, Inc., Class A	18,131	104,797
Ariba, Inc.	70,025	841,000
Concur Technologies, Inc.#	31,876	1,254,002
Epicor Software Corp.	38,578	330,613
Informatica Corp.	69,832	1,782,113
JDA Software Group, Inc.	26,717	756,091

Enterprise Software/Service (continued)
Lawson Software, Inc.	110,196	663,380
ManTech International Corp., Class A#	17,542	866,224
MedAssets, Inc.	31,601	684,162
MicroStrategy, Inc., Class A	7,252	643,180
Omnicell, Inc.	25,797	349,033
Opnet Technologies, Inc.	10,701	158,696
Pervasive Software, Inc.#	12,544	63,849
PROS Holdings, Inc.	15,572	135,632
RightNow Technologies, Inc.	17,800	276,968
SYNNEX Corp.#	15,427	441,829
Taleo Corp., Class A	31,526	742,122
The Ultimate Software Group, Inc.#	19,515	603,404
Tyler Technologies, Inc.#	25,030	454,545

		11,645,479

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.	64,368	619,220
THQ, Inc.#	55,181	334,397

		953,617

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	48,263	1,009,662

Environmental Monitoring & Detection - 0.1%

Met-Pro Corp.#	11,926	113,297
Mine Safety Appliances Co.	21,370	542,584

		655,881

Female Health Care Products - 0.0%

The Female Health Co.#	12,967	73,264

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	40,799	1,336,167
PMFG, Inc.#	10,684	149,576
Polypore International, Inc.	18,487	276,751

		1,762,494

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.#	4,913	197,355

Finance-Commercial - 0.0%

Newstar Financial, Inc.	22,605	141,507

Finance-Consumer Loans - 0.3%

Encore Capital Group, Inc.#	11,001	198,458
Nelnet, Inc., Class A	15,735	247,354
Ocwen Financial Corp.	45,708	494,103
Portfolio Recovery Associates, Inc.	13,591	724,808
The First Marblehead Corp.#	50,444	119,048
World Acceptance Corp.#	13,006	543,521

		2,327,292

Finance-Credit Card - 0.0%

CompuCredit Holdings Corp.#	13,220	45,741

Finance-Investment Banker/Broker - 1.2%

Broadpoint Gleacher Securities, Inc.#	44,850	179,848
Cowen Group, Inc., Class A	17,540	95,418
Diamond Hill Investment Group, Inc.#	1,842	117,593
Duff & Phelps Corp., Class A	13,238	220,810
E*Trade Financial Corp.	1,261,799	2,031,496
Evercore Partners, Inc., Class A#	11,825	356,051
FBR Capital Markets Corp.	14,792	80,025
International Assets Holding Corp.	10,550	164,686
JMP Group, Inc.	11,949	92,246
KBW, Inc.	27,923	663,450
Knight Capital Group, Inc., Class A†	74,499	1,202,414
LaBranche & Co., Inc.#	45,244	212,194
MF Global Holdings, Ltd.	77,555	536,681
Oppenheimer Holdings, Inc.#	7,718	193,027
optionsXpress Holdings, Inc.	33,844	535,074
Penson Worldwide, Inc.#	15,933	149,930
Piper Jaffray Cos., Inc.	15,776	682,943
Sanders Morris Harris Group, Inc.#	15,712	81,388
Stifel Financial Corp.#	24,086	1,317,504
SWS Group, Inc.	22,715	273,716
Thomas Weisel Partners Group, Inc.#	16,948	68,300
TradeStation Group, Inc.	27,212	187,763

		9,442,557

Finance-Leasing Companies - 0.0%

California First National Bancorp#	1,498	18,995

Finance-Other Services - 0.1%

Asset Acceptance Capital Corp.#	12,212	69,242
BGC Parnters, Inc., Class A	37,814	187,557
GFI Group, Inc.	52,989	291,969
MarketAxess Holdings, Inc.	25,911	387,629

		936,397

Financial Guarantee Insurance - 0.5%

Ambac Financial Group, Inc.#	234,721	166,652
Assured Guaranty, Ltd.	98,565	2,079,721
MGIC Investment Corp.#	100,251	767,923
PMI Group, Inc.#	59,587	166,844
Primus Guaranty, Ltd.#	14,316	58,839
Radian Group, Inc.	65,636	644,545

		3,884,524

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.#	48,558	207,343
Sturm Ruger & Co., Inc.#	15,557	182,950

		390,293

Fisheries - 0.0%

HQ Sustainable Maritime Industries, Inc.#	8,704	64,061

Food-Canned - 0.2%

Seneca Foods Corp., Class A†#	7,637	199,708
Treehouse Foods, Inc.#	25,284	1,087,970

		1,287,678

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	19,361	526,813

Food-Dairy Products - 0.0%

American Dairy, Inc.#	7,986	173,696
Lifeway Foods, Inc.#	3,957	46,376

		220,072

Food-Misc. - 0.8%

American Italian Pasta Co., Class A†	16,793	651,569
B&G Foods, Inc.	23,826	221,820
Cal-Maine Foods, Inc.	11,056	354,455
Chiquita Brands International, Inc.#	35,693	519,690
Diamond Foods, Inc.#	13,209	460,334
Dole Food Co., Inc.	29,188	342,375

Food-Misc. (continued)
J & J Snack Foods Corp.	11,355	484,972
Lancaster Colony Corp.	15,380	884,965
Lance, Inc.	22,257	482,754
M&F Worldwide Corp.	8,765	283,898
Overhill Farms, Inc.	12,925	73,026
Seaboard Corp.	270	343,170
Smart Balance, Inc.#	51,160	256,312
The Hain Celestial Group, Inc.#	32,604	517,426
Zhongpin, Inc.#	19,677	242,224

		6,118,990

Food-Retail - 0.3%

Arden Group, Inc., Class A#	973	98,760
Great Atlantic & Pacific Tea Co., Inc.#	27,476	199,751
Ingles Markets, Inc., Class A#	10,392	146,423
Ruddick Corp.	34,447	1,009,297
Village Super Market Inc., Class A	5,081	125,755
Weis Markets, Inc.	8,997	313,995
Winn-Dixie Stores, Inc.†	43,661	477,651

		2,371,632

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.#	8,504	150,436
Fresh Del Monte Produce, Inc.	32,850	637,618
Nash Finch Co.	10,470	369,277
Spartan Stores, Inc.	18,145	254,393
United Natural Foods, Inc.	34,412	1,010,680

		2,422,404

Footwear & Related Apparel - 0.7%

CROCS, Inc.	67,142	473,351
Deckers Outdoor Corp.	10,510	1,263,302
Iconix Brand Group, Inc.#	57,140	744,534
Skechers USA, Inc., Class A	26,548	815,820
Steven Madden, Ltd.	12,533	526,512
The Timberland Co., Class A	34,894	645,190
Weyco Group, Inc.#	5,712	131,490
Wolverine World Wide, Inc.#	39,412	1,086,589

		5,686,788

Forestry - 0.1%

Deltic Timber Corp.#	8,509	390,903

Funeral Services & Related Items - 0.0%

Stewart Enterprises, Inc., Class A#	65,664	321,754

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.#	11,551	42,623
Isle of Capri Casinos, Inc.	12,665	94,734
Lakes Entertainment, Inc.#	15,291	33,640
Pinnacle Entertainment, Inc.	49,064	354,733

		525,730

Gas-Distribution - 1.2%

Chesapeake Utilities Corp.	7,624	228,415
Laclede Group, Inc.	17,750	582,023
New Jersey Resources Corp.	33,771	1,229,940
Nicor, Inc.#	36,236	1,509,229
Northwest Natural Gas Co.	21,241	934,392
Piedmont Natural Gas, Inc.#	58,890	1,521,129
South Jersey Industries, Inc.	23,879	952,056
Southwest Gas Corp.#	35,830	1,024,021
WGL Holdings, Inc.	40,184	1,320,044

		9,301,249

Gold Mining - 0.0%

US Gold Corp.	65,162	175,286

Golf - 0.1%

Callaway Golf Co.#	52,654	417,546

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.	17,183	976,682
EnergySolutions, Inc.	60,507	367,882
Heritage Crystal Clean Inc.#	2,087	17,719
Perma-Fix Environmental Services, Inc.	44,125	85,161
US Ecology, Inc.	14,825	220,744

		1,668,188

Health Care Cost Containment - 0.1%

American Caresource Holding, Inc.#	8,641	19,442
Corvel Corp.	5,757	185,376
MedQuist, Inc.#	7,485	58,832
Transcend Services, Inc.#	6,324	123,381

		387,031

Heart Monitors - 0.0%

Cardiac Science Corp.	16,330	34,456
HeartWare International, Inc.	5,815	224,110

		258,566

Home Furnishings - 0.4%

American Woodmark Corp.#	8,413	158,248
Ethan Allen Interiors, Inc.	20,079	320,461
Furniture Brands International, Inc.†#	33,899	185,766
Hooker Furniture Corp.	8,799	115,003
Kimball International, Inc., Class B	26,162	172,931
La-Z-Boy, Inc.#	41,255	520,226
Sealy Corp.#	36,869	127,567
Stanley Furniture Co., Inc.#	8,440	70,896
Tempur-Pedic International, Inc.	60,020	1,704,568

		3,375,666

Hotels/Motels - 0.2%

Gaylord Entertainment Co.#	31,776	715,278
Marcus Corp.	16,391	200,134
Morgans Hotel Group Co.	17,738	75,209
Orient-Express Hotels, Ltd., Class A#	72,642	830,298
Red Lion Hotels Corp.#	10,867	68,679

		1,889,598

Human Resources - 0.8%

Administaff, Inc.	17,218	310,268
AMN Healthcare Services, Inc.†	26,651	245,722
Barrett Business Services, Inc.	6,267	76,144
CDI Corp.	9,951	142,200
Cross Country Healthcare, Inc.#	25,139	247,116
Emergency Medical Services Corp., Class A	23,260	1,210,916
Heidrick & Struggles International, Inc.	13,854	373,642
Kelly Services, Inc., Class A†	21,377	336,260
Kenexa Corp.	18,398	181,588
Kforce, Inc.	23,386	311,502
Korn/Ferry International†	35,840	612,147

Human Resources (continued)
On Assignment, Inc.	29,515	194,504
Resources Connection, Inc.	36,089	614,957
SFN Group, Inc.	42,294	332,854
Successfactors, Inc.	37,035	670,704
TrueBlue, Inc.	35,100	465,777

		6,326,301

Identification Systems - 0.3%

Brady Corp., Class A	38,386	1,075,575
Checkpoint Systems, Inc.	31,153	642,375
Cogent, Inc.	34,852	345,035
L-1 Identity Solutions, Inc.#	61,094	520,521

		2,583,506

Industrial Audio & Video Products - 0.0%

China Security & Surveillance Technology, Inc.	35,865	247,469
SRS Labs, Inc.	9,481	72,150

		319,619

Industrial Automated/Robotic - 0.4%

Cognex Corp.	31,781	600,661
Hurco Cos., Inc.#	5,245	91,001
Intermec, Inc.	49,710	707,870
iRobot Corp.#	15,861	256,790
Nordson Corp.	26,920	1,771,336

		3,427,658

Instruments-Controls - 0.3%

Spectrum Control, Inc.	10,269	118,710
Watts Water Technologies, Inc., Class A#	23,445	683,656
Woodward Governor Co.	48,325	1,391,277
X-Rite, Inc.#	21,181	62,907

		2,256,550

Instruments-Scientific - 0.4%

Dionex Corp.	14,171	967,879
FEI Co.	29,958	637,506
OYO Geospace Corp.#	3,287	141,538
Varian, Inc.#	23,102	1,193,912

		2,940,835

Insurance Brokers - 0.1%

Crawford & Co., Class B#	16,982	65,041
eHealth, Inc.#	19,066	318,402
Life Partners Holdings, Inc.#	6,001	123,501

		506,944

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	47,510	418,088
Conseco, Inc.	201,581	1,003,874
Delphi Financial Group, Inc., Class A	37,065	790,597
FBL Financial Group, Inc., Class A#	10,582	215,026
Independence Holding Co.#	5,314	46,338
Kansas City Life Insurance Co.#	3,453	101,138
National Western Life Insurance Co., Class A	1,842	309,253
Presidential Life Corp.	16,982	166,424
The Phoenix Cos., Inc.#	94,428	223,794
Universal American Corp.	22,087	318,274

		3,592,806

Insurance-Multi-line - 0.1%

Citizens, Inc.#	27,191	176,197
Eastern Insurance Holdings, Inc.#	6,396	62,553
Horace Mann Educators Corp.	31,995	430,013
United Fire & Casualty Co.	18,093	307,581

		976,344

Insurance-Property/Casualty - 1.4%

American Physicians Capital, Inc.	7,202	204,681
American Physicians Service Group, Inc.#	5,205	122,161
American Safety Insurance Holdings, Ltd.#	7,021	99,698
AMERISAFE, Inc.	15,407	265,154
Amtrust Financial Services, Inc.#	18,561	263,009
Baldwin & Lyons, Inc., Class B#	6,655	160,918
CNA Surety Corp.	13,734	221,392
Donegal Group, Inc., Class A	9,471	139,318
EMC Insurance Group, Inc.#	3,999	81,020
Employers Holdings, Inc.	35,264	464,780
Enstar Group, Ltd.	5,449	343,342
First Acceptance Corp.#	13,729	29,105
First Mercury Financial Corp.	11,673	166,107
FPIC Insurance Group, Inc.	5,767	212,629
Hallmark Financial Services, Inc.	7,720	61,374
Harleysville Group, Inc.#	10,760	360,998
Infinity Property & Casualty Corp.	11,201	456,441
Meadowbrook Insurance Group, Inc.	46,926	332,236
Mercer Insurance Group, Inc.#	4,563	81,997
National Interstate Corp.#	4,989	87,407
Navigators Group, Inc.	10,001	378,738
NYMAGIC, Inc.	3,914	62,115
PMA Capital Corp., Class A	26,311	149,447
ProAssurance Corp.	26,514	1,413,727
RLI Corp.#	14,967	797,591
Safety Insurance Group, Inc.	10,827	402,115
SeaBright Insurance Holdings, Inc.	17,713	186,164
Selective Insurance Group, Inc.#	42,330	686,169
State Auto Financial Corp.	11,688	214,358
Stewart Information Services Corp.#	14,014	197,037
Tower Group, Inc.	35,647	811,682
United America Indemnity, Ltd. Class A	29,961	242,385
Universal Insurance Holdings, Inc.#	10,787	65,261
Zenith National Insurance Corp.#	29,920	1,139,653

		10,900,209

Insurance-Reinsurance - 0.7%

Argo Group International Holdings, Ltd.	24,703	687,485
Flagstone Reinsurance Holdings, Ltd.	31,957	365,588
Greenlight Capital Re, Ltd. Class A#	22,567	571,396
Maiden Holdings, Ltd.	40,764	286,163
Max Capital Group, Ltd.	36,976	892,601
Montpelier Re Holdings, Ltd.	64,112	1,137,347
Platinum Underwriters Holdings, Ltd.	41,002	1,533,065

		5,473,645

Internet Application Software - 0.4%

Art Technology Group, Inc.#	125,186	496,988

Internet Application Software (continued)
China Information Security Technology, Inc.	22,042	108,447
Cybersource Corp.	55,366	948,420
DealerTrack Holdings, Inc.	30,095	427,951
eResearchTechnology, Inc.	34,771	210,365
Lionbridge Technologies, Inc.	46,876	150,003
RealNetworks, Inc.	67,747	311,636
S1 Corp.†	43,164	268,048
Vocus, Inc.	13,529	192,518

		3,114,376

Internet Connectivity Services - 0.2%

AboveNet, Inc.	10,526	643,349
Cogent Communications Group, Inc.	36,196	356,169
Internap Network Services Corp.	41,471	208,599
PC-Tel, Inc.	15,390	93,725

		1,301,842

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.	26,838	98,764
Youbet.com, Inc.#	24,487	66,115

		164,879

Internet Content-Information/News - 0.1%

Archipelago Learning, Inc.	5,868	106,621
Dice Hloldings, Inc.	12,856	84,850
Health Grades, Inc.	19,417	103,881
Loopnet, Inc.#	16,446	155,415
TechTarget, Inc.	9,469	49,523
The Knot, Inc.	24,545	187,769
Travelzoo, Inc.	4,526	51,596

		739,655

Internet Financial Services - 0.0%

Online Resources Corp.	20,749	76,149

Internet Incubators - 0.1%

Internet Capital Group, Inc.	29,994	203,959
Moduslink Global Solutions, Inc.	37,317	369,438
Safeguard Scientifics, Inc.#	16,613	195,037

		768,434

Internet Infrastructure Software - 0.3%

AsiaInfo Holdings, Inc.#	24,994	610,353
Chordiant Software, Inc.	24,651	89,730
Imergent, Inc.	6,397	44,523
Openwave Systems, Inc.#	68,047	176,242
support.com, Inc.#	37,868	111,332
TeleCommunication Systems, Inc., Class A#	32,994	251,414
TIBCO Software, Inc.	133,486	1,224,067

		2,507,661

Internet Security - 0.3%

Actividentity Corp.#	37,422	93,181
Blue Coat Systems, Inc.	31,651	917,246
iPass, Inc.#	41,127	44,006
SonicWALL, Inc.	43,948	352,023
Sourcefire, Inc.	18,083	422,419
Vasco Data Security International, Inc.#	21,802	172,672
Zix Corp.#	51,722	99,823

		2,101,370

Internet Telephone - 0.1%

j2 Global Communications, Inc.#	35,754	775,862

Intimate Apparel - 0.2%

The Warnaco Group, Inc.	36,694	1,531,608

Investment Companies - 1.0%

Allied Capital Corp.	143,204	595,729
American Capital, Ltd.	224,304	964,507
Ampal American Israel Class A#	17,149	48,189
Apollo Investment Corp.	141,219	1,646,614
Ares Capital Corp.	104,940	1,371,566
Blackrock Kelso Capital Corp#	10,226	94,590
Capital Southwest Corp.#	2,420	211,169
Fifth Street Finance Corp.	31,741	359,625
Gladstone Capital Corp.#	17,226	168,126
Gladstone Investment Corp.	18,036	96,853
Harris & Harris Group, Inc.	25,203	114,422
Hercules Technology Growth Capital, Inc.#	28,857	283,953
Kohlberg Capital Corp.#	14,936	67,511
Main Street Capital Corp.	8,126	117,421
MCG Capital Corp.	53,403	273,423
Medallion Financial Corp.	12,153	98,318
MVC Capital, Inc.#	17,664	220,270
NGP Capital Resources Co.	17,667	145,399
PennantPark Investment Corp.	20,722	211,364
PennyMac Mortgage Investment Trust	12,020	198,210
Prospect Capital Corp.#	50,435	586,055
TICC Capital Corp.#	21,716	130,730
Triangle Capital Corp.#	8,603	113,215

		8,117,259

Investment Management/Advisor Services - 0.3%

Artio Global Investors, Inc.	22,126	539,432
Calamos Asset Management, Inc., Class A	16,016	213,653
Cohen & Steers, Inc.#	14,042	305,554
Epoch Holding Corp.#	10,381	105,367
GAMCO Investors, Inc., Class A#	5,825	253,446
National Financial Partners Corp.	33,614	386,225
Pzena Investment Management, Inc., Class A	6,292	37,752
Teton Advisors, Inc., Class A#	92	1,012
U.S. Global Investors, Inc., Class A	10,502	101,659
Virtus Investment Partners, Inc.†	4,738	96,655
Westwood Holdings Group, Inc.#	4,572	177,074

		2,217,829

Lasers-System/Components - 0.4%

Coherent, Inc.†#	17,374	552,320
Cymer, Inc.	23,793	745,197
Electro Scientific Industries, Inc.	22,314	279,148
II-VI, Inc.	19,947	559,314
Newport Corp.	29,537	311,320
Rofin-Sinar Technologies, Inc.	23,170	474,753

		2,922,052

Leisure Products - 0.1%
Brunswick Corp.#	70,685	815,705

Leisure Products (continued)
Marine Products Corp.#	8,078	54,365
Multimedia Games, Inc.#	21,763	99,457

		969,527

Lighting Products & Systems - 0.0%

Orion Energy Systems ,Inc.	14,245	73,504
Universal Display Corp.#	23,869	251,341

		324,845

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	15,104	377,147
UniFirst Corp.	11,313	594,611

		971,758

Machine Tools & Related Products - 0.0%

K-Tron International, Inc.#	2,029	303,254

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.#	14,787	359,176

Machinery-Electrical - 0.4%

Baldor Electric Co.#	37,311	1,172,312
Franklin Electric Co., Inc.	18,483	527,135
Regal-Beloit Corp.	28,703	1,619,423

		3,318,870

Machinery-Farming - 0.1%

Alamo Group, Inc.	6,132	109,211
Lindsay Corp.#	10,052	370,014

		479,225

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	21,664	418,548
Altra Holdings, Inc.	21,780	251,559
Applied Industrial Technologies, Inc.	33,862	763,249
Chart Industries, Inc.	23,208	472,515
DXP Enterprises, Inc.#	6,318	68,298
Flow International Corp.#	37,191	120,127
Intevac, Inc.	17,910	253,785
Kadant, Inc.	10,019	136,058
Middleby Corp.#	13,081	606,828
Robbins & Myers, Inc.	21,250	513,612
Sauer-Danfoss, Inc.#	9,166	110,267
Tennant Co.	15,224	363,245
Twin Disc, Inc.	6,946	75,920

		4,154,011

Machinery-Material Handling - 0.1%

Cascade Corp.	7,411	204,692
Columbus McKinnon Corp.	15,554	223,822
NACCO Industries, Inc., Class A	4,380	204,984

		633,498

Machinery-Print Trade - 0.0%

Duoyuan Printing, Inc.#	6,647	61,086

Machinery-Pumps - 0.1%

Tecumseh Products Co., Class A#	15,095	190,348
The Gorman-Rupp Co.	11,723	275,490

		465,838

Machinery-Thermal Process - 0.0%

Raser Technologies, Inc.#	53,262	56,458

Marine Services - 0.1%

American Commercial Lines, Inc.#	7,393	171,887
Great Lakes Dredge & Dock Corp.	32,683	148,054
Odyssey Marine Exploration, Inc.#	51,812	65,801

		385,742

Medical Imaging Systems - 0.1%

Electro-Optical Sciences, Inc.#	18,173	177,368
IRIS International, Inc.	14,646	167,990
Merge Healthcare, Inc.	28,075	60,080
Vital Images, Inc.	11,746	186,057

		591,495

Medical Information Systems - 0.5%

AMICAS, Inc.	28,766	168,856
athenahealth, Inc.	26,841	988,822
Computer Programs & Systems, Inc.#	7,946	285,579
Eclipsys Corp.	45,019	837,804
Medidata Solutions, Inc.	5,923	91,333
Phase Forward, Inc.	34,564	412,348
Quality Systems, Inc.	18,894	1,081,493

		3,866,235

Medical Instruments - 1.3%

Abaxis, Inc.#	17,550	445,595
AGA Medical Holdings, Inc.#	11,204	150,134
AngioDynamics, Inc.	19,952	324,420
Bovie Medical Corp.#	13,905	96,501
Bruker Corp.	39,182	489,775
Cardiovascular Systems, Inc.	7,786	42,200
Conceptus, Inc.#	24,458	480,111
Conmed Corp.	23,273	509,213
CryoLife, Inc.	23,092	162,799
Delcath Systems, Inc.#	26,432	140,618
Dexcom, Inc.#	40,456	365,722
Endologix, Inc.#	39,437	142,368
ev3, Inc.	59,651	867,922
Genomic Health, Inc.#	11,489	205,653
Integra LifeSciences Holdings Corp.	15,090	600,582
Kensey Nash Corp.	6,705	147,979
MAKO Surgical Corp.#	14,149	187,191
Micrus Endovascular Corp.	12,866	260,279
Natus Medical, Inc.	22,857	308,112
NuVasive, Inc.#	29,213	1,167,059
Spectranetics Corp.	26,281	174,506
Stereotaxis, Inc.	25,255	119,961
SurModics, Inc.#	12,586	242,406
Symmetry Medical, Inc.	29,242	251,481
Thoratec Corp.#	45,251	1,305,491
TranS1, Inc.#	10,715	33,538
Vascular Solutions, Inc.	13,218	119,359
Volcano Corp.	38,714	797,121
Young Innovations, Inc.#	4,450	119,260

		10,257,356

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.#	9,658	382,554
Genoptix, Inc.#	13,497	439,597

		822,151

Medical Laser Systems - 0.1%

Cutera, Inc.	10,855	102,037

Medical Laser Systems (continued)
Cynosure, Inc. Class A	7,986	78,981
LCA-Vision, Inc.#	13,448	106,912
Palomar Medical Technologies, Inc.	14,737	133,075

		421,005

Medical Products - 1.3%

ABIOMED, Inc.#	25,142	254,186
Accuray, Inc.	32,382	219,226
Alphatec Holdings, Inc.	26,919	138,095
American Medical Systems Holdings, Inc.#	59,152	1,071,834
Atrion Corp.	1,230	191,413
ATS Medical, Inc.#	38,713	102,202
Cantel Medical Corp.	10,220	199,801
Cyberonics, Inc.	21,907	391,040
EnteroMedics, Inc.#	18,390	9,750
Exactech, Inc.	6,642	128,788
Greatbatch, Inc.#	18,939	369,689
Haemonetics Corp.	20,537	1,098,524
Hanger Orthopedic Group, Inc.	20,620	384,563
Invacare Corp.#	23,153	631,614
Luminex Corp.#	33,188	486,204
Metabolix, Inc.#	18,266	174,258
NxStage Medical, Inc.#	18,794	200,156
Orthofix International N.V.	13,971	476,272
Orthovita, Inc.#	54,008	207,391
PSS World Medical, Inc.#	47,581	1,003,483
Rockwell Medical Technologies, Inc.	13,936	83,059
Synovis Life Technologies, Inc.	9,420	131,880
TomoTherapy, Inc.#	37,653	124,632
West Pharmaceutical Services, Inc.#	26,253	1,022,554
Wright Medical Group, Inc.	30,478	513,554
Zoll Medical Corp.	16,897	437,970

		10,052,138

Medical Sterilization Products - 0.2%

STERIS Corp.#	46,849	1,480,897

Medical-Biomedical/Gene - 2.7%

Acorda Therapeutics, Inc.	30,463	919,373
Affymax, Inc.	14,217	265,858
Alnylam Pharmaceuticals, Inc.#	28,869	502,898
AMAG Pharmaceuticals, Inc.	16,819	642,318
American Oriental Bioengineering, Inc.#	50,395	209,139
Arena Pharmaceuticals, Inc.#	75,661	230,009
ARIAD Pharmaceuticals, Inc.#	88,880	225,755
Arqule, Inc.#	33,815	111,251
ARYx Therapeutics, Inc.#	16,992	20,900
BioCryst Pharmaceuticals, Inc.#	20,015	128,096
BioMimetic Therapeutics, Inc.#	11,142	129,581
Cambrex Corp.†	23,870	89,990
Cardium Therapeutics, Inc.#	37,277	22,832
Celera Corp.	65,569	392,758
Cell Therapeutics, Inc.#	460,348	308,433
Celldex Therapeutics, Inc.#	20,453	105,128
Chelsea Therapeutics International, Inc.	21,469	58,181
China-Biotics, Inc.	7,801	132,149
Clinical Data, Inc.#	10,885	197,889
Cubist Pharmaceuticals, Inc.	46,184	971,711
Curis, Inc.	60,261	172,346
Cytokinetics, Inc.	35,696	108,516
Discovery Laboratories, Inc.#	121,874	60,937
Emergent Biosolutions, Inc.	13,324	195,330
Enzo Biochem, Inc.#	26,911	140,745
Enzon Pharmaceuticals, Inc.#	37,002	343,749
Exelixis, Inc.#	85,308	551,943
Facet Biotech Corp.#	20,053	328,669
Geron Corp.#	72,743	403,724
GTx, Inc.#	15,588	62,352
Halozyme Therapeutics, Inc.#	55,260	302,272
Harvard Bioscience, Inc.	20,043	69,950
Human Genome Sciences, Inc.	146,526	4,124,707
Idera Pharmaceuticals, Inc.#	17,661	84,596
Immunogen, Inc.#	46,608	308,079
Immunomedics, Inc.#	53,335	202,140
Incyte Corp., Ltd.#	69,728	743,301
Insmed, Inc.	102,083	106,166
InterMune, Inc.#	35,657	489,927
Lexicon Pharmaceuticals, Inc.#	84,950	152,061
Ligand Pharmaceuticals, Inc. Class B	92,551	162,890
Martek Biosciences Corp.#	26,571	526,903
Maxygen, Inc.#	20,648	110,673
Micromet, Inc.#	46,849	348,557
Molecular Insight Pharmaceuticals, Inc.#	13,853	17,455
Momenta Pharmaceuticals, Inc.	32,056	469,300
Nanosphere, Inc.	10,456	37,014
Novavax, Inc.#	58,523	126,995
Omeros Corp.#	5,574	31,270
OncoGenex Pharmaceutical, Inc.#	3,555	59,191
PDL BioPharma, Inc.#	95,742	670,194
Protalix BioTherapeutics, Inc.#	28,255	191,004
Regeneron Pharmaceuticals, Inc.	50,515	1,235,597
Repligen Corp.#	25,071	84,489
RTI Biologics, Inc.	44,315	166,181
Sangamo Biosciences, Inc.#	36,159	181,157
Seattle Genetics, Inc.	66,687	680,207
Sequenom, Inc.#	49,937	323,092
StemCells, Inc.#	96,674	113,109
SuperGen, Inc.#	48,264	133,209
The Medicines Co.	43,077	331,693
Vical, Inc.#	34,826	114,229
Zymogenetics, Inc.#	37,807	201,889

		20,932,057

Medical-Drugs - 1.5%

Adolor Corp.	37,848	57,907
Akorn, Inc.#	46,065	70,019
Amicus Therapeutics, Inc.	12,374	40,958
Ardea Biosciences, Inc.#	11,610	165,326
Array Biopharma, Inc.#	41,312	92,539
Auxilium Pharmaceuticals, Inc.	37,062	1,119,272
Biodel, Inc.#	12,421	49,560
BioSpecifics Technologies Corp.	2,948	85,315
Cadence Pharmaceuticals, Inc.	20,092	172,389
China Sky One Med, Inc.	8,516	132,253
Cumberland Pharmaceuticals, Inc.#	6,601	73,271
Cytori Therapeutics, Inc.#	23,873	165,917
Durect Corp.#	70,861	169,358
Hi-Tech Pharmacal Co., Inc.	7,017	150,936
Idenix Pharmaceuticals, Inc.	25,464	69,262

Medical Drugs (continued)
Infinity Pharmaceuticals, Inc.	14,635	89,420
Javelin Pharmaceuticals. Inc.#	43,193	63,062
K-V Pharmaceutical Co., Class A#	30,436	96,178
Lannett Co., Inc.#	8,250	38,445
MAP Pharmaceuticals, Inc.	7,377	101,212
Medicis Pharmaceutical Corp., Class A	47,159	1,061,078
Medivation, Inc.	23,001	828,266
Middlebrook Pharmaceuticals, Inc.#	29,740	13,086
Myriad Pharmaceuticals, Inc.#	19,502	93,805
NeurogesX, Inc.#	8,438	63,032
Opko Health, Inc.#	35,705	71,767
Optimer Pharmaceuticals, Inc.#	23,394	279,558
Orexigen Therapeutics, Inc.	21,696	136,251
OXiGENE, Inc.#	30,098	36,419
Pain Therapeutics, Inc.#	28,379	171,693
Pharmasset, Inc.#	18,326	388,694
PharMerica Corp.†	24,904	427,104
Poniard Pharmaceuticals, Inc.#	22,823	35,604
Pozen, Inc.	21,357	128,356
Progenics Pharmaceuticals, Inc.#	21,843	95,017
Repros Therapeutics, Inc.	12,995	10,006
Rigel Pharmaceuticals, Inc.#	40,686	307,179
Salix Pharmaceuticals, Ltd.	44,492	1,270,692
Santarus, Inc.#	42,340	178,251
Savient Pharmaceuticals, Inc.	53,375	719,495
SciClone Pharmaceuticals, Inc.#	29,184	96,015
SIGA Technologies, Inc.#	24,865	164,358
Sucampo Pharmaceuticals, Inc. Class A	8,784	30,305
Synta Pharmaceuticals Corp.#	13,355	52,218
Vanda Pharmaceuticals, Inc.#	21,771	223,588
ViroPharma, Inc.#	62,035	772,956
Vivus, Inc.#	64,361	540,632
XenoPort, Inc.#	23,891	191,128

		11,389,152

Medical-Generic Drugs - 0.2%

Acura Pharmaceuticals, Inc.#	6,668	32,673
Caraco Pharmaceutical Laboratories, Ltd#	8,457	36,281
Impax Laboratories, Inc.	48,611	749,095
Par Pharmaceutical Cos., Inc.	27,875	697,711

		1,515,760

Medical-HMO - 0.7%

AMERIGROUP Corp.	42,385	1,113,878
Centene Corp.	38,645	690,586
Healthspring, Inc.†	39,229	722,206
Magellan Health Services, Inc.	28,287	1,185,791
Metropolitan Health Networks, Inc.	29,958	73,397
Molina Healthcare, Inc.#	10,806	231,032
Triple-S Management Corp., Class B	16,775	290,711
WellCare Health Plans, Inc.	33,837	903,448

		5,211,049

Medical-Hospitals - 0.0%

MedCath Corp.	12,772	86,466
Select Medical Holdings Corp.	27,509	225,299

		311,765

Medical-Nursing Homes - 0.3%

Assisted Living Concepts, Inc.#	8,214	227,282
Kindred Healthcare, Inc.	31,260	544,549
National Healthcare Corp.#	6,532	240,312
Odyssey HealthCare, Inc.	26,889	471,364
Skilled Healthcare Group, Inc. Class A#	15,866	102,653
Sun Healthcare Group, Inc.	35,609	316,564
The Ensign Group, Inc.	8,978	149,574

		2,052,298

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.	8,871	236,057
Allied Healthcare International, Inc.#	36,747	101,789
Almost Family, Inc.	6,559	236,518
Amedisys, Inc.†#	21,918	1,263,573
America Service Group, Inc.	6,748	100,950
Amsurg Corp.†	24,568	507,575
Continucare Corp.	23,914	99,722
Gentiva Health Services, Inc.	23,192	642,650
LHC Group, Inc.#	12,382	372,698
NovaMed, Inc.#	16,313	61,826
Res-Care, Inc.	20,578	187,671

		3,811,029

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	6,941	178,800
CIRCOR International, Inc.	13,860	428,413
Dynamic Materials Corp.	10,497	190,206
Hawk Corp., Class A	4,479	89,132
Haynes International, Inc.#	9,833	285,550
Kaydon Corp.	26,627	865,377
Ladish Co,. Inc.	12,989	218,475
LB Foster Co., Class A	8,283	251,886
Mueller Industries, Inc.	29,766	666,163
North American Galvanizing & Coatings, Inc.	10,380	51,692
RBC Bearings, Inc.	17,396	440,641
RTI International Metals, Inc.#	24,058	578,114
Sun Hydraulics Corp.#	10,131	245,069
Worthington Industries, Inc.#	48,273	764,644

		5,254,162

Metal Products-Distribution - 0.1%

A.M. Castle & Co.#	13,590	156,557
Lawson Products, Inc.	3,278	58,119
Olympic Steel, Inc.#	7,396	204,573

		419,249

Metal Products-Fasteners - 0.0%

The Eastern Co.	4,873	62,813

Metal-Aluminum - 0.1%

Century Aluminum Co.	45,455	554,097
Kaiser Aluminum Corp.#	12,352	412,433

		966,530

Metal-Diversified - 0.1%

Hecla Mining Co.#	189,605	985,946

Mining - 0.1%

Allied Nevada Gold Corp.	44,178	607,889

Miscellaneous Manufacturing - 0.2%

American Railcar Industries, Inc.	7,534	71,196
China Fire & Security Group, Inc.#	11,447	161,059

Miscellaneous Manufacturing (continued)
Freightcar America, Inc.#	9,739	206,175
John Bean Technologies Corp.	22,498	367,842
Movado Group, Inc.#	13,223	169,254
NL Industries, Inc.#	5,558	40,129
Portec Rail Products, Inc.	5,427	63,496
Trimas Corp.	12,562	76,503

		1,155,654

Motion Pictures & Services - 0.0%

Ascent Media Corp., Class A Class A	11,497	298,922

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.#	21,434	106,956
Nighthawk Radiology Holdings, Inc.	15,346	45,578
RadNet, Inc.#	23,824	50,745
Virtual Radiologic Corp.#	5,145	51,501

		254,780

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	39,611	1,058,406

Multimedia - 0.1%

EW Scripps Co., Class A#	23,388	178,217
Journal Communications, Inc., Class A	33,550	125,477
Martha Stewart Living Omnimedia, Inc., Class A#	21,637	115,758

		419,452

Music - 0.0%

Steinway Musical Instruments, Inc.#	5,506	96,630

Networking Products - 1.3%

3Com Corp.	310,522	2,369,283
Acme Packet, Inc.	31,741	529,122
Adaptec, Inc.†	99,490	306,429
Anixter International, Inc.†	23,858	995,833
Atheros Communications, Inc.	53,855	1,932,856
BigBand Networks, Inc.	28,987	83,482
Black Box Corp.	14,322	414,335
Extreme Networks, Inc.	72,533	199,466
Infinera Corp.#	67,279	509,975
Ixia	25,640	198,454
LogMeIn, Inc.	6,059	113,667
Netgear, Inc.†	27,551	698,418
Parkervision, Inc.#	29,899	52,323
Polycom, Inc.	67,183	1,754,148
Switch & Data Facilities Co., Inc.	16,629	297,493

		10,455,284

Non-Ferrous Metals - 0.2%

Brush Engineered Materials, Inc.	16,476	338,417
Horsehead Holding Corp	35,388	359,896
Uranerz Energy Corp.	42,579	79,197
Uranium Energy Corp.#	45,937	168,130
USEC, Inc.#	91,773	400,130

		1,345,770

Non-Hazardous Waste Disposal - 0.0%

Waste Services, Inc.	14,531	146,472

Office Furnishings-Original - 0.4%

Herman Miller, Inc.#	43,105	784,511
HNI Corp.	35,968	854,959
Interface, Inc. Class A	39,649	340,982
Knoll, Inc.	38,408	461,664
Steelcase, Inc., Class A	58,332	383,241

		2,825,357

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	44,558	319,481
Ennis, Inc.	21,142	324,952
The Standard Register Co.#	14,306	78,683

		723,116

Oil & Gas Drilling - 0.4%

Atlas Energy, Inc.	54,031	1,763,572
Bronco Drilling Co., Inc.#	19,341	93,610
Hercules Offshore, Inc.#	91,878	336,274
Parker Drilling Co.	93,013	477,157
Pioneer Drilling Co.	37,714	269,278
Vantage Drilling Co.	63,596	90,306

		3,030,197

Oil Companies-Exploration & Production - 2.1%

Apco Oil and Gas International, Inc.	7,455	164,606
Approach Resource, Inc.	9,805	81,480
Arena Resources, Inc.#	30,622	1,268,669
ATP Oil & Gas Corp.#	31,828	574,814
Berry Petroleum Co., Class A#	40,583	1,087,624
Bill Barrett Corp.#	30,775	1,043,580
BPZ Energy, Inc.#	74,157	579,908
Brigham Exploration Co.#	79,351	1,302,943
Carrizo Oil & Gas, Inc.#	22,354	534,931
Clayton Williams Energy, Inc.	4,807	179,253
Contango Oil & Gas Co.†	9,704	500,338
CREDO Petroleum Corp.#	5,738	49,748
Cubic Energy, Inc.#	22,079	26,495
Delta Petroleum Corp.#	145,283	203,396
Endeavour International Corp.#	92,989	114,377
FX Energy, Inc.	34,677	113,394
Georesources Inc.	7,173	96,118
GMX Resources, Inc.#	25,498	234,582
Goodrich Petroleum Corp.#	19,627	378,212
Gran Tierra Energy, Inc.	163,261	896,303
Gulfport Energy Corp.	21,430	195,013
Harvest Natural Resources, Inc.	26,950	143,913
Isramco, Inc.	879	49,259
McMoRan Exploration Co.#	60,857	1,051,609
Northern Oil And Gas, Inc.	29,222	361,184
Oilsands Quest, Inc.#	181,466	123,397
Panhandle Oil and Gas, Inc.#	5,844	158,723
Penn Virginia Corp.	36,371	920,186
PetroCorp, Inc.(5)(6)	2,364	0
Petroleum Development Corp.	15,698	369,060
Petroquest Energy, Inc.#	41,815	224,128
PrimeEnergy Corp.#	457	11,457
Rex Energy Corp	24,568	340,021
Rosetta Resources, Inc.	41,890	784,600
Stone Energy Corp.†	33,375	569,044
Swift Energy Co.	29,971	892,836
Toreador Resources Corp.#	20,373	179,486
Vaalco Energy, Inc.	47,591	203,214
Venoco, Inc.	14,725	169,043

Oil Companies-Exploration & Production (continued)
W&T Offshore, Inc.	27,739	244,381
Warren Resources, Inc.#	57,711	135,044
Zion Oil & Gas, Inc.#	11,914	74,105

		16,630,474

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.#	10,348	75,230

Oil Field Machinery & Equipment - 0.4%

Bolt Technology Corp.	7,062	74,575
Complete Production Services, Inc.	46,743	652,532
Dril-Quip, Inc.	23,298	1,274,867
Gulf Island Fabrication, Inc.	9,993	199,360
Lufkin Industries, Inc.	11,909	869,953
Natural Gas Services Group, Inc.#	9,879	151,346
T-3 Energy Services, Inc.	10,265	243,691

		3,466,324

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.#	6,653	46,571
Cheniere Energy, Inc.#	45,940	136,901
CVR Energy, Inc.	18,810	154,618
Sulphco, Inc.#	62,726	23,836
Western Refining, Inc.#	33,262	144,357

		506,283

Oil-Field Services - 0.8%

Allis-Chalmers Energy, Inc.#	48,211	182,238
Basic Energy Services, Inc.#	18,478	174,617
Boots & Coots, Inc.#	63,861	115,588
Cal Dive International, Inc.†	36,589	257,953
CARBO Ceramics, Inc.	15,455	943,219
Global Industries, Ltd.†#	79,949	539,656
Hornbeck Offshore Services, Inc.#	18,723	353,490
Key Energy Services, Inc.	99,044	1,004,306
Matrix Service Co.	21,361	228,563
Newpark Resources, Inc.	72,419	374,406
RPC, Inc.#	22,994	284,206
Superior Well Services, Inc.#	14,697	262,929
TETRA Technologies, Inc.	60,311	607,935
Union Drilling, Inc.	8,153	54,462
Willbros Group, Inc.	31,634	477,673

		5,861,241

Paper & Related Products - 0.6%

Boise, Inc.#	23,877	113,416
Buckeye Technologies, Inc.	31,571	348,859
Clearwater Paper Corp.†	9,100	439,166
Domtar Corp.#	33,282	1,739,650
Glatfelter	36,478	492,453
KapStone Paper and Packaging Corp.	26,857	246,010
Neenah Paper, Inc.#	11,967	169,572
Orchids Paper Products Co.	4,464	72,451
Schweitzer-Mauduit International, Inc.	14,181	650,908
Wausau Paper Corp.	35,523	300,525

		4,573,010

Pastoral & Agricultural - 0.0%

AgFeed Industries, Inc.#	22,531	99,362

Patient Monitoring Equipment - 0.2%

CardioNet ,Inc.#	19,403	116,224
Insulet Corp.#	28,755	422,699
Masimo Corp.	40,648	1,125,543
Somanetics Corp.	9,841	165,919

		1,830,385

Pharmacy Services - 0.2%

BioScrip, Inc.	31,678	234,100
Catalyst Health Solutions, Inc.	29,385	1,107,521
Clarient, Inc.	24,419	52,013

		1,393,634

Photo Equipment & Supplies - 0.2%

Eastman Kodak Co.#	214,931	1,276,690

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp.	74,775	1,293,607
Psychiatric Solutions, Inc.#	45,068	966,709
RehabCare Group, Inc.	19,761	550,146
U.S. Physical Therapy, Inc.	9,489	155,620

		2,966,082

Physicians Practice Management - 0.1%

American Dental Partners, Inc.	12,517	162,721
Healthways, Inc.	27,000	405,540
IPC The Hospitalist Co., Inc.	12,896	426,342

		994,603

Pipelines - 0.0%

Crosstex Energy, Inc.	33,050	255,476

Platinum - 0.1%

Stillwater Mining Co.	32,742	371,622

Pollution Control - 0.0%

Fuel Tech, Inc.	14,443	94,602

Poultry - 0.1%

Sanderson Farms, Inc.	16,288	797,460

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.	26,957	391,416
Energy Conversion Devices, Inc.#	37,365	269,028
Evergreen Solar, Inc.#	153,395	171,802
Powell Industries, Inc.	6,352	182,938
Power-One, Inc.#	62,879	238,311
PowerSecure International, Inc.#	14,029	104,376
SatCon Technology Corp.	57,368	134,241
Vicor Corp.#	15,928	151,475

		1,643,587

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.	65,273	956,249
Paramount Gold and Silver Corp.#	63,627	104,985

		1,061,234

Printing-Commercial - 0.2%

Cenveo, Inc.	43,737	326,278
Consolidated Graphics, Inc.	7,987	355,741
Multi-Color Corp.	8,455	106,871
Valassis Communications, Inc.#	38,536	987,293

		1,776,183

Private Corrections - 0.1%

Cornell Cos., Inc.	9,016	168,058

Private Corrections (continued)
The Geo Group, Inc.	40,970	809,977

		978,035

Protection/Safety - 0.1%

Landauer, Inc.	7,492	455,289

Publishing-Books - 0.1%

Courier Corp.	8,240	126,814
Scholastic Corp.	18,054	530,787

		657,601

Publishing-Newspapers - 0.0%

Dolan Media Co.	24,465	254,925

Publishing-Periodicals - 0.0%

Playboy Enterprises, Inc., Class B#	17,481	57,163
Primedia, Inc.	13,636	50,453
Value Line, Inc.	1,100	29,271

		136,887

Racetracks - 0.1%

Churchill Downs, Inc.	7,762	276,172
Speedway Motorsports, Inc.#	10,656	186,267

		462,439

Real Estate Investment Trusts - 6.0%

Acadia Realty Trust	31,783	531,730
Agree Realty Corp.	5,811	128,191
Alexander’s, Inc.	1,644	480,048
American Campus Communities, Inc.#	41,817	1,155,822
American Capital Agency Corp.#	13,250	335,490
Anworth Mortgage Asset Corp.	90,873	614,301
Apollo Commercial Real Estate Finance, Inc.	8,158	144,723
Ashford Hospitality Trust, Inc.	43,040	235,859
Associated Estates Realty Corp.	15,956	197,535
BioMed Realty Trust, Inc.	78,563	1,213,798
CapLease, Inc.#	42,099	185,236
Capstead Mortage Corp.	55,462	689,947
CBL & Associates Properties, Inc.	110,482	1,313,631
Cedar Shopping Centers, Inc.	36,871	242,980
Cogdell Spencer, Inc.	24,495	165,341
Colonial Properties Trust#	53,126	626,356
Cousins Properties, Inc.	58,769	422,549
CreXus Investment Corp.	11,094	153,430
Cypress Sharpridge Investments, Inc.	13,481	178,354
DCT Industrial Trust, Inc.#	163,750	805,650
Developers Diversified Realty Corp.#	164,509	1,745,440
DiamondRock Hospitality Co.	102,396	915,420
Dupont Fabros Technology, Inc.	21,614	423,634
Dynex Capital, Inc.	9,798	86,418
EastGroup Properties, Inc.	20,202	725,252
Education Realty Trust, Inc.	46,314	252,411
Entertainment Properties Trust#	33,672	1,286,944
Equity Lifestyle Properties, Inc.	20,246	1,007,036
Equity One, Inc.#	26,213	484,154
Extra Space Storage, Inc.	69,228	780,892
FelCor Lodging Trust, Inc.	52,842	199,214
First Industrial Realty Trust, Inc.	43,189	238,835
First Potomac Reality Trust	24,544	335,762
Franklin Street Properties Corp.	53,512	694,051
Getty Realty Corp.	14,282	315,489
Gladstone Commercial Corp.#	6,995	97,790
Glimcher Realty Trust#	50,399	216,716
Gramercy Capital Corp.#	34,793	132,909
Hatteras Financial Corp.#	29,004	753,234
Healthcare Realty Trust, Inc.	47,531	992,923
Hersha Hospitality Trust	78,931	327,564
Highwoods Properties, Inc.#	56,768	1,649,110
Home Properties, Inc.#	27,773	1,272,003
Inland Real Estate Corp.#	56,268	472,651
Invesco Mortgage Capital, Inc.#	13,724	311,535
Investors Real Estate Trust	58,493	522,927
iStar Financial, Inc.#	76,960	297,835
Kilroy Realty Corp.#	34,580	979,651
Kite Realty Group Trust	37,799	155,354
LaSalle Hotel Properties	50,933	988,610
Lexington Realty Trust#	77,810	462,970
LTC Properties, Inc.#	18,572	484,358
Medical Properties Trust, Inc.	64,228	660,906
MFA Mtg. Investments, Inc.#	224,610	1,626,176
Mid-America Apartment Communities, Inc.#	22,616	1,174,675
Mission West Properties, Inc.	14,425	98,667
Monmouth Real Estate Invesment Corp.#	17,800	131,720
National Health Investors, Inc.#	20,800	724,048
National Retail Properties, Inc.#	64,053	1,359,205
NorthStar Realty Finance Corp.#	54,189	231,387
Omega Healthcare Investors, Inc.	66,042	1,252,817
Parkway Properties, Inc.	17,660	293,156
Pennsylvania Real Estate Investment Trust#	31,531	316,887
Post Properties, Inc.	38,820	746,897
Potlatch Corp.#	31,850	1,051,687
PS Business Parks, Inc.	14,332	702,268
RAIT Investment Trust#	60,790	103,343
Ramco-Gershenson Properties Trust	21,223	212,654
Redwood Trust, Inc.	62,106	885,011
Resource Capital Corp.	24,892	157,566
Saul Centers, Inc.	5,244	187,106
Sovran Self Storage, Inc.	22,031	699,044
Strategic Hotels & Resorts, Inc.#	61,234	165,332
Sun Communities, Inc.	13,490	259,952
Sunstone Hotel Investors, Inc.	78,667	703,283
Tanger Factory Outlet Centers, Inc.#	32,267	1,344,566
U-Store-It Trust	63,773	415,162
UMH Properties, Inc.#	7,538	59,475
Universal Health Realty Income Trust	9,054	306,297
Urstadt Biddle Properties, Inc., Class A	16,665	262,807
Walter Investment Management Corp.	18,810	272,369
Washington Real Estate Investment Trust#	46,681	1,300,533
Winthrop Realty Trust	12,267	145,609

		47,280,668

Real Estate Management/Services - 0.0%

Colony Financial, Inc.	11,728	233,856
United Capital Corp.#	1,571	36,479

		270,335

Real Estate Operations & Development - 0.3%

American Realty Investors, Inc.#	2,111	19,991

Real Estate Operations & Development (continued)
Avatar Holdings, Inc.	6,370	102,684
Consolidated-Tomoka Land Co.#	4,422	140,443
Forestar Real Estate Group, Inc.#	28,735	509,759
Government Properties Income Trust	13,684	322,258
Hilltop Holdings, Inc.	32,377	387,229
Starwood Property Trust, Inc.	37,218	696,349
Transcontinental Realty Investors, Inc.#	1,120	13,720

		2,192,433

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	32,272	818,418
Town Sports International Holdings, Inc.#	15,835	41,013

		859,431

Recreational Vehicles - 0.1%

Polaris Industries, Inc.	24,535	1,122,231

Recycling - 0.0%

Metalico, Inc.	27,065	148,587

Rental Auto/Equipment - 0.5%

Avis Budget Group, Inc.#	81,566	858,074
Dollar Thrifty Automotive Group, Inc.	22,828	685,753
Electro Rent Corp.	14,633	170,182
H&E Equipment Services, Inc.#	22,301	216,766
McGrath RentCorp	19,381	463,594
Rent-A-Center, Inc.	52,912	1,176,763
RSC Holdings, Inc.#	40,040	282,282
United Rentals, Inc.#	48,184	363,789

		4,217,203

Research & Development - 0.2%

Albany Molecular Research, Inc.	19,094	171,464
Kendle International, Inc.	12,129	206,557
Parexel International Corp.	46,106	929,036

		1,307,057

Resorts/Theme Parks - 0.1%

Bluegreen Corp.	11,725	30,485
Great Wolf Resorts, Inc.	22,698	56,291
Vail Resorts, Inc.	23,574	848,900

		935,676

Retail-Apparel/Shoe - 1.9%

AnnTaylor Stores Corp.	46,930	807,665
Bebe Stores, Inc.	19,532	164,655
Brown Shoe Co., Inc.	33,953	469,570
Cato Corp., Class A	22,165	434,434
Charming Shoppes, Inc.#	92,489	550,310
Christopher & Banks Corp.	29,298	203,328
Collective Brands, Inc.	51,342	1,160,329
Destination Maternity Corp.	3,854	87,178
Dress Barn, Inc.	45,321	1,126,680
DSW, Inc., Class A#	9,905	266,742
Genesco, Inc.†	18,170	434,808
Gymboree Corp.#	23,386	1,017,291
Hot Topic, Inc.#	35,954	232,622
J Crew Group, Inc.	40,296	1,695,656
JOS. A. Bank Clothiers, Inc.#	14,659	655,697
Kenneth Cole Productions, Inc., Class A†	6,202	72,687
Liz Claiborne, Inc.#	77,667	536,679
Lululemon Athletica, Inc.#	32,577	933,331
New York & Co., Inc.	20,469	75,940
Pacific Sunwear of California, Inc.#	53,689	240,527
Rue21, Inc.	5,522	158,702
Shoe Carnival, Inc.	7,333	133,681
Stein Mart, Inc.	20,871	170,516
Syms Corp.#	5,374	53,471
Talbots, Inc.#	19,802	214,654
The Buckle, Inc.#	20,434	598,103
The Children’s Place Retail Stores, Inc.#	17,691	675,973
The Finish Line, Inc., Class A	34,531	417,480
The Men’s Wearhouse, Inc.#	41,750	891,780
Wet Seal, Inc., Class A#	79,201	317,596

		14,798,085

Retail-Appliances - 0.0%

Conn’s, Inc.#	8,142	36,639
Hhgregg, Inc.#	10,398	217,006

		253,645

Retail-Auto Parts - 0.1%

The Pep Boys-Manny, Moe & Jack#	39,770	377,815

Retail-Automobile - 0.2%

America’s Car-Mart, Inc.	8,105	214,296
Asbury Automotive Group, Inc.	26,272	305,543
Group 1 Automotive, Inc.#	19,285	535,545
Lithia Motors, Inc., Class A	16,795	107,152
Rush Enterprises, Inc., Class A#	26,094	285,207
Sonic Automotive, Inc.	25,123	258,767

		1,706,510

Retail-Bookstores - 0.0%

Books-A-Million, Inc.#	5,733	36,061
Borders Group, Inc.#	39,932	56,703

		92,764

Retail-Building Products - 0.0%

Lumber Liquidators Holdings, Inc.	11,793	261,569

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.#	46,634	242,030

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	7,712	48,431
PC Mall, Inc.	8,438	39,321
Systemax, Inc.#	8,333	135,828

		223,580

Retail-Consumer Electronics - 0.0%
Rex Stores Corp.#	5,905	106,999

Retail-Convenience Store - 0.2%
Casey’s General Stores, Inc.#	40,732	1,238,660
Susser Holdings Corp.#	6,255	52,417
The Pantry, Inc.	18,355	240,451

		1,531,528

Retail-Discount - 0.3%

99 Cents Only Stores	37,558	619,707
Citi Trends, Inc.#	11,991	356,612
Fred’s, Inc.	32,704	338,486
HSN, Inc.†	31,833	689,503

Retail-Discount (continued)
Tuesday Morning Corp.#	24,488	139,827

		2,144,135

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.#	21,197	802,306

Retail-Gardening Products - 0.2%

Tractor Supply Co.	28,762	1,573,857

Retail-Hair Salons - 0.1%

Regis Corp.#	45,765	756,495

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.#	14,463	192,069
Kirkland’s, Inc.	10,135	167,835
Pier 1 Imports, Inc.	92,333	564,155

		924,059

Retail-Jewelry - 0.0%

Fuqi International, Inc.#	9,997	184,445
Zale Corp.†#	19,438	46,068

		230,513

Retail-Leisure Products - 0.0%

West Marine, Inc.#	11,676	110,105

Retail-Mail Order - 0.0%

Sport Supply Group, Inc.	7,517	91,632

Retail-Major Department Stores - 0.1%

Saks, Inc.#	101,094	705,636

Retail-Misc./Diversified - 0.0%

Gaiam, Inc.#	13,161	91,864
Pricesmart, Inc.	13,048	277,400

		369,264

Retail-Office Supplies - 0.1%

OfficeMax, Inc.	61,139	976,390

Retail-Pawn Shops - 0.3%

Cash America International, Inc.	23,672	907,348
EZCORP, Inc., Class A	36,258	715,370
First Cash Financial Services, Inc.	18,761	398,109

		2,020,827

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings, Inc.#	75,285	616,584
Ulta Salon Cosmetics & Fragrance, Inc.	22,168	406,340

		1,022,924

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	19,062	369,231

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	47,232	1,247,869

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	41,038	692,311
Retail Ventures, Inc.	20,345	181,884
Stage Stores, Inc.	31,006	412,380

		1,286,575

Retail-Restaurants - 1.4%

AFC Enterprises, Inc.	20,656	167,314
Benihana, Inc. Class A#	10,746	49,432
BJ’s Restaurants, Inc.#	16,009	342,593
Bob Evans Farms, Inc.	24,601	701,375
Buffalo Wild Wings, Inc.#	14,411	633,363
California Pizza Kitchen, Inc.	15,781	245,237
Caribou Coffee Co., Inc.#	5,585	39,654
Carrols Restaurant Group, Inc.	9,207	58,464
CEC Entertainment, Inc.	18,450	646,672
CKE Restaurants, Inc.	39,861	453,220
Cracker Barrel Old Country Store, Inc.	18,116	791,307
Denny’s Corp.†	78,491	215,850
DineEquity, Inc.†#	14,360	421,322
Domino’s Pizza, Inc.#	30,083	375,737
Einstein Noah Restaurant Group, Inc.	3,902	42,766
Frisch’s Restaurants, Inc.#	1,815	44,286
Jack in the Box, Inc.	45,744	966,113
Krispy Kreme Doughnuts, Inc.#	47,752	167,610
Landry’s Restaurants, Inc.#	5,973	121,789
Luby’s, Inc.	16,496	56,581
McCormick & Schmick’s Seafood Restaurants, Inc.	12,123	96,378
O’Charley’s, Inc.#	14,158	114,538
Papa John’s International, Inc.	17,806	434,644
PF Chang’s China Bistro, Inc.#	19,002	806,445
Red Robin Gourmet Burgers, Inc.#	12,682	251,484
Ruby Tuesday, Inc.†#	53,122	429,757
Ruth’s Hospitality Group, Inc.#	25,521	92,386
Sonic Corp.#	49,603	421,129
Texas Roadhouse, Inc., Class A#	40,073	538,180
The Cheesecake Factory, Inc.#	48,152	1,138,795
The Steak N Shake Co.	994	340,028

		11,204,449

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.#	17,572	268,500
Cabela’s Inc., Class A#	31,982	494,442
Hibbett Sports, Inc.	22,896	526,837
Zumiez, Inc.#	16,548	237,298

		1,527,077

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.#	13,735	83,097

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.	18,401	85,013
Emeritus Corp.#	16,178	283,762
Sunrise Senior Living, Inc.	36,955	145,233

		514,008

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	47,245	828,677

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	25,726	238,480

Satellite Telecom - 0.1%

DigitalGlobe, Inc.	12,022	286,845
GeoEye, Inc.#	15,158	361,063
Hughes Communications, Inc.	7,270	204,796
Loral Space & Communications, Inc.	8,745	284,475

		1,137,179

Savings & Loans/Thrifts - 1.1%

Abington Bancorp, Inc.	17,869	137,413
Astoria Financial Corp.	68,526	909,340

Savings & Loans/Thrifts (continued)
Beneficial Mutual Bancorp, Inc.	26,676	250,488
Berkshire Hills Bancorp, Inc.#	11,196	200,184
Brookline Bancorp, Inc.#	47,307	486,316
Brooklyn Fed Bancorp, Inc.#	2,507	19,028
Cape Bancorp, Inc.	9,614	69,894
Cheviot Financial Corp.#	2,281	18,932
Chicopee Bancorp, Inc.#	5,276	67,533
Clifton Savings Bancorp, Inc.#	7,577	67,435
Danvers Bancorp, Inc.	17,823	252,552
Dime Community Bancshares	21,094	256,081
ESB Financial Corp.#	7,506	94,050
Essa Bancorp, Inc.	12,414	145,244
First Defiance Financial Corp.	6,630	65,239
First Financial Holdings, Inc.#	12,983	155,277
First Financial Northwest, Inc.#	13,792	90,200
Flagstar Bancorp, Inc.	54,705	35,285
Flushing Financial Corp.	24,599	312,161
Fox Chase Bancorp, Inc.#	4,400	40,700
Heritage Financial Group#	1,632	14,280
Home Bancorp, Inc.	7,292	88,889
Home Federal Bancorp, Inc.#	13,640	181,821
Investors Bancorp, Inc.	38,402	494,234
K-Fed Bancorp#	3,271	27,247
Kearny Financial Corp.#	14,823	148,675
Kentucky First Federal Bancorp#	2,480	30,206
Legacy Bancorp, Inc.#	6,019	59,107
Meridian Intst Bancorp, Inc.#	7,970	79,700
NASB Financial, Inc.#	2,815	53,457
NewAlliance Bancshares, Inc.	85,582	1,025,272
Northeast Community Bancorp, Inc.#	4,807	33,168
Northfield Bancorp, Inc.#	15,821	221,652
Northwest Bancshares, Inc.	31,560	372,724
OceanFirst Financial Corp.	10,697	109,323
Oritani Financial Corp.	8,256	130,775
Provident Financial Services, Inc.#	47,952	525,554
Provident New York Bancorp, Inc.#	28,274	246,549
Prudential Bancorp, Inc.	3,055	30,092
Rockville Financial, Inc.#	6,741	71,724
Roma Financial Corp.#	6,786	82,925
Territorial Bancorp, Inc.	9,993	197,662
United Financial Bancorp, Inc.	13,425	175,733
ViewPoint Financial Group#	8,288	121,088
Waterstone Financial, Inc.#	5,820	14,084
Westfield Financial, Inc.	25,482	211,246
WSFS Financial Corp.	5,779	177,358

		8,597,897

Schools - 0.6%

American Public Education, Inc.#	14,544	629,174
Bridgepoint Education, Inc.#	11,329	191,234
Capella Education Co.#	11,663	968,845
ChinaCast Education Corp.	27,702	199,454
Corinthian Colleges, Inc.#	64,147	1,040,464
Grand Canyon Education, Inc.#	12,892	280,401
K12, Inc.	19,283	388,167
Learning Tree International, Inc.#	6,120	77,112
Lincoln Educational Services Corp.#	7,912	176,438
Nobel Learning Communities, Inc.	3,334	26,839
Princeton Review, Inc.#	11,898	45,212
Universal Technical Institute, Inc.	16,132	407,494

		4,430,834

Seismic Data Collection - 0.1%

Dawson Geophysical Co.#	6,371	182,020
Geokinetics, Inc.#	6,720	56,918
ION Geophysical Corp.	85,077	389,653
T.G.C. Industries, Inc.#	10,795	44,475

		673,066

Semiconductor Components-Integrated Circuits - 0.7%

Anadigics, Inc.#	51,597	212,064
Cirrus Logic, Inc.	53,292	380,505
Emulex Corp.	66,470	844,169
Exar Corp.†	28,756	212,507
Hittite Microwave Corp.	17,158	716,175
Micrel, Inc.	37,010	364,548
Pericom Semiconductor Corp.	20,672	194,110
Power Integrations, Inc.#	19,084	686,261
Sigma Designs, Inc.	25,105	293,728
Standard Microsystems Corp.†	17,937	350,130
Techwell, Inc.	12,852	161,293
TriQuint Semiconductor, Inc.	118,092	849,081

		5,264,571

Semiconductor Equipment - 0.8%

ATMI, Inc.†	25,130	423,189
Brooks Automation, Inc.	51,529	445,210
Cabot Microelectronics Corp.†	18,761	664,139
Cohu, Inc.	19,069	255,525
Entegris, Inc.	104,238	466,986
Formfactor, Inc.#	39,544	650,499
Kulicke and Soffa Industries, Inc.#	55,797	367,144
MKS Instruments, Inc.	39,497	712,131
Photronics, Inc.	43,263	190,357
Rudolph Technologies, Inc.	25,184	200,465
Tessera Technologies, Inc.	38,974	699,973
Ultratech, Inc.	19,283	248,751
Veeco Instruments, Inc.#	30,876	1,052,872

		6,377,241

Shipbuilding - 0.0%

Todd Shipyards Corp.#	4,710	73,806

Software Tools - 0.1%

ArcSight ,Inc.#	15,032	402,858

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	123,249	570,643
Northwest Pipe Co.#	7,544	178,265
Omega Flex, Inc.#	2,250	23,220

		772,128

Steel-Producers - 0.0%

General Steel Holdings, Inc.#	16,789	68,667

Steel-Specialty - 0.0%

China Precision Steel, Inc.#	25,293	57,415
Sutor Technology Group, Ltd.	6,201	19,037
Universal Stainless & Alloy Products, Inc.	5,499	102,667

		179,119

Storage/Warehousing - 0.1%

Mobile Mini, Inc.#	28,970	$393,702

Sugar - 0.0%

Imperial Sugar Co.#	9,974	149,311

Superconductor Product & Systems - 0.1%

American Superconductor Corp.#	34,792	974,176

Telecom Equipment-Fiber Optics - 0.2%

Harmonic, Inc.	76,663	502,909
IPG Photonics Corp.	18,864	298,429
KVH Industries, Inc.	11,412	139,226
Oplink Communications, Inc.	16,723	258,203
Sycamore Networks, Inc.	15,722	302,806

		1,501,573

Telecom Services - 0.6%

Aviat Networks, Inc.†	48,184	296,332
Cbeyond, Inc.#	18,912	234,509
Consolidated Communications Holdings, Inc.#	19,033	320,516
Global Crossing Ltd#	23,703	337,768
Iowa Telecommunications Services, Inc.	26,711	431,383
Knology, Inc.	24,259	277,766
MasTec, Inc.#	41,739	552,624
Neutral Tandem, Inc.#	26,296	423,891
NTELOS Holdings Corp.#	24,199	413,319
PAETEC Holding Corp.	100,275	397,089
Premiere Global Services, Inc.	49,574	372,796
RCN Corp.	29,791	327,105
SAVVIS, Inc.#	28,960	408,046
USA Mobility, Inc.#	18,465	207,916

		5,001,060

Telecommunication Equipment - 0.9%

ADC Telecommunications, Inc.#	77,425	490,875
Adtran, Inc.#	44,279	1,035,243
Anaren, Inc.	11,866	145,952
Applied Signal Technology, Inc.	10,613	196,022
Arris Group, Inc.	99,292	1,024,693
Communications Systems, Inc.#	4,989	59,668
Comtech Telecommunications Corp.#	22,543	712,810
CPI International, Inc.	5,990	73,857
Network Equipment Technologies, Inc.#	23,828	121,523
OpNext, Inc.#	22,709	46,326
Plantronics, Inc.	39,182	1,113,944
Preformed Line Products Co.	1,823	65,355
ShoreTel, Inc.	36,113	216,678
Sonus Networks, Inc.	168,458	358,816
Symmetricom, Inc.	35,638	209,195
Tekelec	53,345	881,259
UTStarcom, Inc.	92,472	201,589

		6,953,805

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.#	36,087	261,992
Atlantic Tele-Network, Inc.	7,302	320,412
Cincinnati Bell, Inc.	162,667	481,494
General Communication, Inc., Class A	34,335	188,499
HickoryTech Corp.#	10,653	91,616
Shenandoah Telecom Co.#	19,307	348,105
SureWest Communications#	11,665	100,319

		1,792,437

Television - 0.1%

Belo Corp., Class A	72,918	490,738
Lin TV Corp., Class A	21,960	112,216
Sinclair Broadcast Group, Inc., Class A#	34,969	175,544

		778,498

Textile-Apparel - 0.1%

Cherokee, Inc.#	6,213	106,242
Perry Ellis International, Inc.	7,643	149,574
Unifi, Inc.	36,446	137,401

		393,217

Theaters - 0.1%

Carmike Cinemas, Inc.#	8,971	81,636
Cinemark Holdings, Inc.	26,332	424,209
National CineMedia, Inc.	33,754	543,102
Reading International, Inc.#	14,146	59,696

		1,108,643

Therapeutics - 0.7%

Allos Therapeutics, Inc.#	58,948	458,616
AVANIR Pharmaceuticals Inc., Class A#	52,719	98,585
AVI BioPharma, Inc.#	78,387	112,877
Cornerstone Therapeutics, Inc.#	5,319	26,861
Cypress Bioscience, Inc.	31,088	162,901
Dyax Corp.#	58,694	205,429
Hemispherx Biopharma, Inc.#	100,892	68,617
Inspire Phamaceuticals, Inc.	50,133	309,822
Isis Pharmaceuticals, Inc.#	74,631	659,738
ISTA Pharmaceuticals, Inc.	27,129	95,223
Mannkind Corp.#	46,317	462,707
Nabi Biopharmaceuticals	42,048	219,911
Neurocrine Biosciences, Inc.	31,902	83,583
NPS Pharmaceuticals, Inc.	38,804	129,605
Onyx Pharmaceuticals, Inc.	49,461	1,373,037
Osiris Therapeutics, Inc.	13,682	112,603
Questcor Pharmaceuticals, Inc.	46,883	219,412
Spectrum Pharmaceuticals, Inc.#	35,290	160,922
Star Scientific, Inc.	65,589	62,310
Theravance, Inc.#	42,700	465,003

		5,487,762

Tobacco - 0.2%

Alliance One International, Inc.#	72,678	372,838
Universal Corp.	20,034	1,062,804
Vector Group, Ltd.#	31,719	457,705

		1,893,347

Toys - 0.1%

Jakks Pacific, Inc.†#	22,811	281,716
Leapfrog Enterprises, Inc.#	27,746	151,216

		432,932

Transactional Software - 0.5%

ACI Worldwide, Inc†	28,071	512,015
Bottomline Technologies, Inc.	21,982	349,294
Innerworkings, Inc.#	20,088	113,899
Solera Holdings, Inc.	55,709	1,903,019
Synchronoss Technologies, Inc.	15,489	269,664
VeriFone Holdings, Inc.	57,811	1,115,752

		4,263,643

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.	45,393	115,298
Atlas Air Worldwide Holdings, Inc.	16,722	753,828

		869,126

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	38,316	372,815

Transport-Equipment & Leasing (continued)

AMERCO	7,303	382,896
Greenbrier Cos., Inc.#	13,653	125,471
TAL International Group, Inc.#	12,368	225,469
Textainer Group Holdings, Ltd.#	7,491	154,689
Willis Lease Finance Corp.	3,862	65,692

		1,327,032

Transport-Marine - 0.5%

Cai International, Inc.	7,934	78,309
DHT Maritime, Inc.#	40,530	142,666
Eagle Bulk Shipping, Inc.#	50,619	264,737
Genco Shipping & Trading, Ltd.#	20,634	433,314
General Maritime Corp.#	39,836	288,014
Golar LNG, Ltd.	26,414	295,837
Gulfmark Offshore, Inc.	18,236	448,606
Horizon Lines, Inc. Class A	24,649	99,582
International Shipholding Corp.	4,484	126,045
Knightsbridge Tankers, Ltd.	13,968	215,247
Nordic American Tanker Shipping, Ltd.#	37,585	1,092,220
Ship Finance International, Ltd.#	35,267	560,745
Teekay Tankers, Ltd. Class A#	8,577	87,657
Ultrapetrol Bahamas, Ltd.#	17,627	90,955

		4,223,934

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	29,750	947,538
RailAmerica, Inc.	17,967	212,729

		1,160,267

Transport-Services - 0.3%

Bristow Group, Inc.	28,756	1,041,255
Dynamex, Inc.	7,932	138,017
Echo Global Logistics, Inc.#	4,649	52,580
Hub Group, Inc., Class A	29,768	802,843
Pacer International, Inc.#	28,533	137,243
PHI, Inc.	10,812	211,050
Universal Truckload Services, Inc.	4,777	84,983

		2,467,971

Transport-Truck - 0.6%

Arkansas Best Corp.#	20,270	531,885
Celadon Group, Inc.	18,051	220,583
Forward Air Corp.#	23,192	567,276
Heartland Express, Inc.#	40,409	618,662
Knight Transportation, Inc.#	45,805	904,649
Marten Transport, Ltd.	12,557	236,574
Old Dominion Freight Line, Inc.	22,290	685,195
Patriot Transportation Holding, Inc.#	1,046	93,167
Saia, Inc.#	11,036	139,716
USA Truck, Inc.	6,350	84,137
Werner Enterprises, Inc.#	34,130	761,440
YRC Worldwide, Inc.	78,976	36,416

		4,879,700

Travel Services - 0.1%

Ambassadors Group, Inc.#	15,355	173,358
Interval Leisure Group, Inc.	32,317	464,072
Universal Travel Group	9,871	97,624

		735,054

Ultra Sound Imaging Systems - 0.1%

SonoSite, Inc.#	13,994	414,502

Veterinary Diagnostics - 0.1%

Neogen Corp.#	16,198	392,478

Vitamins & Nutrition Products - 0.1%

Mannatech, Inc.	12,838	45,318
Nutraceutical International Corp.	8,900	114,365
Omega Protein Corp.	15,285	65,267
Schiff Nutrition International, Inc.	9,209	72,014
Synutra International, Inc.#	14,689	240,165
USANA Health Sciences, Inc.	5,116	141,662
Vitamin Shoppe, Inc.	7,425	147,535

		826,326

Water - 0.4%

American States Water Co.	14,809	476,257
Artesian Resources Corp. Class A#	5,066	89,871
California Water Service Group	15,744	564,895
Connecticut Water Service, Inc.#	6,947	156,377
Consolidated Water Co., Inc.#	11,870	144,221
Middlesex Water Co.#	10,969	181,537
Pennichuck Corp.#	3,769	79,036
PICO Holdings, Inc.#	18,108	616,396
SJW Corp.	10,550	236,742
Southwest Water Co.#	20,088	134,991
York Water Co.#	10,215	137,596

		2,817,919

Water Treatment Systems - 0.0%

Energy Recovery, Inc.#	27,404	175,660

Web Hosting/Design - 0.2%

NIC, Inc.	41,168	307,525
Rackspace Hosting, Inc.#	53,211	1,055,174
Terremark Worldwide, Inc.#	47,442	341,583
Web.Com Group, Inc.	21,554	102,597

		1,806,879

Web Portals/ISP - 0.2%

EarthLink, Inc.	84,705	706,440
InfoSpace, Inc.	28,590	288,187
United Online, Inc.	66,982	419,307

		1,413,934

Wire & Cable Products - 0.2%

Belden, Inc.	37,324	790,522
Encore Wire Corp.	14,841	298,304
Fushi Copperweld, Inc.#	16,196	147,870
Insteel Industries, Inc.	14,316	145,307
Lihua International, Inc.	2,540	20,676

		1,402,679

Wireless Equipment - 0.5%

Airvana, Inc.#	20,484	156,293
Aruba Networks, Inc.#	47,189	553,527
EMS Technologies, Inc.	12,423	170,444
Globecomm Systems, Inc.	17,023	129,885
InterDigital, Inc.#	35,029	898,494
Novatel Wireless, Inc.#	24,858	165,554
Powerwave Technologies, Inc.#	107,806	126,133
RF Micro Devices, Inc.	213,031	896,861
Viasat, Inc.#	24,340	739,936

		3,837,127

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.	14,100	144,243

Total Common Stock
(cost $867,619,848)		760,847,593

RIGHTS - 0.0%
Banks-Commercial - 0.0%

Premierwest Bancorp Expires 03/10/2010# (cost $0)	17,702	1,239

EXCHANGE TRADED FUNDS - 0.0%
Registered Investment Companies - 0.0%

Kayne Anderson Energy Development Fund# (cost $207,110)	8,253	124,373

WARRANTS - 0.0%
Energy-Alternate Sources - 0.0%

Greenhunter Energy, Inc. Expires 09/11/14(strike price $ 27.50) (cost $0)	3	0

Total Long-Term Investment Securities
(cost $867,826,958)		760,973,205

SHORT-TERM INVESTMENT SECURITIES - 16.4% Collective Investment Pool- 16.1%
Securities Lending Quality Trust (4)(7)	126,608,698	126,211,559

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.09% due 03/18/10(1)	$2,200,000	2,199,912

Total Short-Term Investment Securities
(cost$128,808,610)		128,411,471

REPURCHASE AGREEMENT - 2.8%

Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement (2) (cost $22,095,000)	22,095,000	22,095,000

TOTAL INVESTMENTS
(cost $1,018,730,568) (3)	116.4%	911,479,676
Liabilities in excess of other assets	(16.4)	(128,550,416)

NET ASSETS	100.0%	$782,929,260

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(6)	Illiquid security. At February 28, 2010 the aggregate value of these securities was $0 representing 0.0% of net assets.
(7)	At February 28, 2010 the Fund had loaned securities with a total value of $123,598,114 . This was secured by collateral of $126,608,698 , which was received in cash and subsequently invested in short-term investments currently valued at $126,211,559 as reported in the portfolio of investments. The remaining collateral of $1,732,364 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

United States Treasury Bonds	4.25% to 7.50%	11/15/24 to 05/15/39
United States Treasury Notes	0.88% to 3.75%	01/31/11 to 11/15/18

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
352	Long	Russell 2000 Mini Index	March 2010	$21,979,258	$22,102,080	$122,822

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$47,108,435	$—	$—	$47,108,435
Real Estate Investment Trusts	47,280,668	—	—	47,280,668
Other Industries*	666,458,490	—	0	666,458,490
Rights	1,239	—	—	1,239
Exchange Traded Funds	124,373	—	—	124,373
Warrants	—	0	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	126,211,559	—	126,211,559
U.S. Government Treasuries	—	2,199,912		2,199,912
Repurchase Agreement	—	22,095,000	—	22,095,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	122,822	—	—	122,822

Total	$761,096,027	$150,506,471	$0	$911,602,498

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$203
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	83
Net purchases(sales)	(286)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$0

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.9%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	20,275	$834,316

Aerospace/Defense-Equipment - 0.7%

Curtiss-Wright Corp.†	28,700	919,835
GenCorp, Inc.†#	125,144	540,622

		1,460,457

Apparel Manufacturers - 0.8%

Delta Apparel, Inc.†	29,851	414,033
Hanesbrands, Inc.†	41,700	1,081,281
Maidenform Brands, Inc.†	12,405	213,614

		1,708,928

Auto/Truck Parts & Equipment-Original - 0.6%

Modine Manufacturing Co.†	137,325	1,290,855

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†#	52,468	260,766

Banks-Commercial - 7.4%

BancorpSouth, Inc.#	48,943	952,920
Bank of Hawaii Corp.#	19,625	828,371
CapitalSource, Inc.#	66,116	363,638
F.N.B. Corp.#	30,304	230,310
First Citizens BancShares, Inc., Class A	29,702	5,435,169
FirstMerit Corp.	49,000	1,035,860
IBERIABANK Corp.	28,783	1,643,797
Old National Bancorp#	52,669	598,320
StellarOne Corp.#	8,525	100,851
Sterling Bancshares, Inc.#	166,196	784,445
UMB Financial Corp.#	83,028	3,180,803

		15,154,484

Batteries/Battery Systems - 0.5%

EnerSys†	41,400	943,506

Beverages-Wine/Spirits - 0.4%

Central European Distribution Corp.†#	26,400	880,440

Building & Construction Products-Misc. - 0.7%

Quanex Building Products Corp.	97,499	1,519,034

Building Products-Cement - 0.3%

Eagle Materials, Inc.	26,117	616,100

Building-Heavy Construction - 0.4%

Tutor Perini Corp.†#	44,787	885,439

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†#	25,309	886,321

Chemicals-Diversified - 0.1%

Innospec, Inc.	16,348	174,106

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	49,388	1,163,581

Chemicals-Specialty - 1.0%

American Pacific Corp.†#(1)	47,075	304,575
Arch Chemicals, Inc.	18,449	569,521
Kraton Performance Polymers, Inc.†	8,659	116,810
OM Group, Inc.†	29,250	1,006,785

		1,997,691

Circuit Boards - 0.5%

Park Electrochemical Corp.	38,600	1,049,148

Coatings/Paint - 0.4%

RPM International, Inc.	44,925	864,806

Commercial Services-Finance - 0.4%

Net 1 UEPS Technologies, Inc.†	41,400	730,710

Computer Services - 0.8%

CACI International, Inc., Class A†#	19,700	976,332
DST Systems, Inc.#	19,100	734,013

		1,710,345

Computers-Integrated Systems - 0.5%

BancTec, Inc.†*(1)(2)	41,033	205,165
Jack Henry & Associates, Inc.	35,800	808,364

		1,013,529

Computers-Memory Devices - 2.4%

Imation Corp.†#	270,120	2,485,104
Quantum Corp.†#	951,097	2,358,720
Xyratex, Ltd.†	8,998	118,864

		4,962,688

Computers-Periphery Equipment - 1.0%

Electronics for Imaging, Inc.†	31,703	375,998
Lexmark International, Inc., Class A†	26,950	908,484
Synaptics, Inc.†#	29,700	792,990

		2,077,472

Consumer Products-Misc. - 2.9%

Blyth, Inc.#	71,122	2,051,158
Helen of Troy, Ltd.†	41,700	1,007,889
Jarden Corp.	27,975	896,879
Prestige Brands Holdings, Inc.†	83,000	666,490
The Scotts Miracle-Gro Co., Class A	24,125	942,081
WD-40 Co.	14,975	469,017

		6,033,514

Containers-Paper/Plastic - 0.1%

Rock-Tenn Co., Class A	7,159	299,533

Diagnostic Kits - 0.4%

Inverness Medical Innovations, Inc.†#	21,700	846,734

Distribution/Wholesale - 0.4%

Owens & Minor, Inc.	19,400	866,210

Diversified Manufacturing Operations - 1.9%

Ameron International Corp.	13,937	959,841
Barnes Group, Inc.#	50,800	815,848
Teleflex, Inc.	15,575	949,140
The Brink’s Co.	35,725	910,273
Tredegar Corp.	19,282	322,974

		3,958,076

Diversified Operations - 0.2%

Spectrum Brands, Inc.†#	13,268	311,798

Diversified Operations/Commercial Services - 1.1%

Viad Corp.	115,887	2,214,601

Electric-Integrated - 4.9%

Allete, Inc.#	143,286	4,506,345
El Paso Electric Co.†	84,221	1,694,527
IDACORP, Inc.	30,700	1,014,021
Integrys Energy Group, Inc.#	25,000	1,102,000
NV Energy, Inc.	74,900	832,139
Pike Electric Corp.†	5,982	50,368
TECO Energy, Inc.	57,725	884,924

		10,084,324

Electronic Components-Misc. - 1.5%

AVX Corp.	77,141	948,834

Electronic Components-Misc. (continued)
Benchmark Electronics, Inc.†	18,230	360,954
Jabil Circuit, Inc.	53,375	809,699
Technitrol, Inc.	214,841	945,300

		3,064,787

Electronic Components-Semiconductors - 1.6%

DSP Group, Inc.†	110,231	807,993
Lattice Semiconductor Corp.†	528,376	1,516,439
Microsemi Corp.†	51,750	802,643
Zoran Corp.†	10,872	123,288

		3,250,363

Electronic Measurement Instruments - 0.5%

Orbotech, Ltd.†	108,072	972,648

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†#	87,068	252,497

Engineering/R&D Services - 0.4%

EMCOR Group, Inc.†	33,825	778,652

Enterprise Software/Service - 0.5%

Lawson Software, Inc.†	26,788	161,264
Sybase, Inc.†#	21,575	957,714

		1,118,978

Finance-Investment Banker/Broker - 1.7%

Investment Technology Group, Inc.†	87,091	1,482,289
Knight Capital Group, Inc., Class A†	57,675	930,874
Raymond James Financial, Inc.	38,000	982,680

		3,395,843

Finance-Mortgage Loan/Banker - 0.1%

Deerfield Capital Corp.†#	31,828	169,643

Food-Canned - 0.6%

Del Monte Foods Co.	76,300	894,236
Seneca Foods Corp., Class A†#	13,599	355,614

		1,249,850

Food-Misc. - 1.6%

American Italian Pasta Co., Class A†#	32,704	1,268,915
B&G Foods, Inc.	12,921	120,295
Corn Products International, Inc.	29,500	961,110
Ralcorp Holdings, Inc.†	13,400	895,254

		3,245,574

Food-Retail - 0.7%

Ruddick Corp.	31,700	928,810
Winn-Dixie Stores, Inc.†	39,990	437,491

		1,366,301

Food-Wholesale/Distribution - 0.5%

Nash Finch Co.	30,500	1,075,735

Footwear & Related Apparel - 0.4%

Wolverine World Wide, Inc.	33,000	909,810

Funeral Services & Related Items - 0.9%

Hillenbrand, Inc.	87,324	1,750,846

Gas-Distribution - 0.4%

Vectren Corp.	37,100	862,575

Gold Mining - 0.3%

Aurizon Mines, Ltd.†#	93,645	375,516
Royal Gold, Inc.	6,137	275,797

		651,313

Home Furnishings - 0.4%

Furniture Brands International, Inc.†#	141,618	776,067

Human Resources - 2.5%

AMN Healthcare Services, Inc.†	57,232	527,679
Heidrick & Struggles International, Inc.	88,490	2,386,575
Kelly Services, Inc., Class A†	70,200	1,104,246
Korn/Ferry International†	65,001	1,110,217

		5,128,717

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†	9,600	954,336

Instruments-Scientific - 0.5%

PerkinElmer, Inc.	44,900	997,229

Insurance Brokers - 0.9%

Willis Group Holdings PLC	58,837	1,752,166

Insurance-Life/Health - 0.5%

Protective Life Corp.	51,800	951,048

Insurance-Property/Casualty - 1.2%

Stewart Information Services Corp.#	120,394	1,692,740
The Hanover Insurance Group, Inc.	20,400	859,860

		2,552,600

Insurance-Reinsurance - 3.7%

Argo Group International Holdings, Ltd.	30,925	860,643
Aspen Insurance Holdings, Ltd.	32,600	921,276
Endurance Specialty Holdings, Ltd.	61,238	2,355,213
Platinum Underwriters Holdings, Ltd.	24,900	931,011
Validus Holdings, Ltd.	93,007	2,603,266

		7,671,409

Internet Application Software - 0.1%

S1 Corp.†	28,382	176,252

Investment Companies - 0.7%

Apollo Investment Corp.	87,050	1,015,003
Kohlberg Capital Corp.#	89,008	402,316

		1,417,319

Investment Management/Advisor Services - 0.9%

Virtus Investment Partners, Inc.†	6,011	122,624
Waddell & Reed Financial, Inc., Class A	28,250	928,860
Westwood Holdings Group, Inc.#(1)	18,404	712,787

		1,764,271

Lasers-System/Components - 0.2%

Coherent, Inc.†	9,807	311,765

Machinery-Electrical - 0.9%

Franklin Electric Co., Inc.	29,108	830,160
Regal-Beloit Corp.	18,300	1,032,486

		1,862,646

Machinery-General Industrial - 1.1%

Gardner Denver, Inc.	22,625	986,676
Kadant, Inc.(1)	99,948	1,357,294

		2,343,970

Medical-Biomedical/Gene - 0.2%

Cambrex Corp.†	121,376	457,588

Medical-Drugs - 0.2%
PharMerica Corp.†	18,540	317,961

Medical-HMO - 0.5%

Healthspring, Inc.†	54,925	1,011,169

Medical-Hospitals - 0.5%

LifePoint Hospitals, Inc.†#	34,600	1,055,300

Medical-Outpatient/Home Medical - 0.9%

Amedisys, Inc.†#	16,103	928,338
Amsurg Corp.†	39,900	824,334

		1,752,672

Metal Processors & Fabrication - 2.2%

Mueller Industries, Inc.	202,176	4,524,699

Multimedia - 0.3%

Journal Communications, Inc., Class A	143,480	536,615

Networking Products - 1.1%

Adaptec, Inc.†	329,584	1,015,119
Anixter International, Inc.†#	20,125	840,017
Netgear, Inc.†	15,706	398,147

		2,253,283

Non-Ferrous Metals - 0.5%

Thompson Creek Metals Co., Inc.†	75,825	1,042,594

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†	183,140	1,313,114

Oil & Gas Drilling - 1.1%

Atwood Oceanics, Inc.†	65,116	2,178,781

Oil Companies-Exploration & Production - 2.8%

Contango Oil & Gas Co.†	18,325	944,837
Forest Oil Corp.†#	34,950	947,145
Mariner Energy, Inc.†	66,010	991,470
St. Mary Land & Exploration Co.	24,250	790,065
Stone Energy Corp.†#	39,151	667,525
W&T Offshore, Inc.	76,814	676,731
Whiting Petroleum Corp.†	10,598	793,260

		5,811,033

Oil Refining & Marketing - 0.4%

Tesoro Corp.	68,057	811,239

Oil-Field Services - 1.1%

Cal Dive International, Inc.†	209,345	1,475,882
Global Industries, Ltd.†#	13,614	91,895
Superior Energy Services, Inc.†	36,025	744,637

		2,312,414

Paper & Related Products - 2.1%

Clearwater Paper Corp.†	14,216	686,064
Glatfelter	82,996	1,120,446
Neenah Paper, Inc.	116,518	1,651,060
Schweitzer-Mauduit International, Inc.#	18,259	838,088

		4,295,658

Physicians Practice Management - 0.4%

MEDNAX, Inc.†	16,600	888,100

Precious Metals - 0.4%

Gammon Gold, Inc.†	93,925	915,769

Publishing-Books - 0.4%

Courier Corp.#	46,572	716,743

Publishing-Newspapers - 0.4%

AH Belo Corp.†	113,524	849,160

Racetracks - 0.4%

International Speedway Corp., Class A	31,500	841,365

Real Estate Investment Trusts - 2.3%

Alexandria Real Estate Equities, Inc.	14,775	910,436
Anworth Mortgage Asset Corp.	123,000	831,480
CBL & Associates Properties, Inc.	91,025	1,082,287
Hospitality Properties Trust	38,475	845,296
HRPT Properties Trust	145,525	1,021,585
The Macerich Co.	111	3,956

		4,695,040

Recreational Centers - 0.4%

Life Time Fitness, Inc.†#	32,325	819,762

Retail-Apparel/Shoe - 1.7%

Christopher & Banks Corp.	56,864	394,636
Genesco, Inc.†	71,901	1,720,591
Kenneth Cole Productions, Inc., Class A†	82,545	967,428
The Men’s Wearhouse, Inc.#	20,517	438,243

		3,520,898

Retail-Arts & Crafts - 0.1%

A.C. Moore Arts & Crafts, Inc.†	39,432	114,747

Retail-Consumer Electronics - 0.4%

RadioShack Corp.#	44,100	862,596

Retail-Convenience Store - 1.1%

Casey’s General Stores, Inc.	72,418	2,202,231

Retail-Discount - 0.1%

HSN, Inc.†	13,857	300,143

Retail-Hair Salons - 0.4%

Regis Corp.	54,300	897,579

Retail-Jewelry - 0.1%

Zale Corp.†#	55,592	131,753

Retail-Pawn Shops - 0.5%

Cash America International, Inc.#	25,975	995,622

Retail-Restaurants - 3.0%

Brinker International, Inc.	55,225	1,000,125
Denny’s Corp.†	318,492	875,853
DineEquity, Inc.†#	20,106	589,910
Ruby Tuesday, Inc.†#	142,973	1,156,652
Wendy’s/Arby’s Group, Inc., Class A	511,796	2,497,564

		6,120,104

Savings & Loans/Thrifts - 1.3%

NewAlliance Bancshares, Inc.#	134,177	1,607,440
Provident New York Bancorp, Inc.#	20,041	174,758
Washington Federal, Inc.	46,450	905,311

		2,687,509

Semiconductor Components-Integrated Circuits - 0.8%

Exar Corp.†	142,908	1,056,090
Standard Microsystems Corp.†	27,721	541,114

		1,597,204

Semiconductor Equipment - 1.2%
ATMI, Inc.†	77,428	1,303,888
Cabot Microelectronics Corp.†	31,335	1,109,259

		2,413,147

Silver Mining - 0.4%

Pan American Silver Corp.†	40,925	879,888

Steel-Producers - 0.5%

Reliance Steel & Aluminum Co.	21,300	944,442

Telecom Services - 0.7%

Aviat Networks, Inc.†	57,708	354,904
Iowa Telecommunications Services, Inc.	73,100	1,180,565

		1,535,469

Telecommunication Equipment - 1.2%

CommScope, Inc.†#	60,073	1,531,261
Plantronics, Inc.	32,800	932,504

		2,463,765

Textile-Products - 0.1%

Dixie Group, Inc.†#(1)	65,365	169,949

Tobacco - 0.9%

Universal Corp.	19,525	1,035,801
Vector Group, Ltd.#	57,985	836,724

		1,872,525

Toys - 0.4%

Jakks Pacific, Inc.†#	63,400	782,990

Transactional Software - 0.2%

ACI Worldwide, Inc†#	21,163	386,013

Transport-Equipment & Leasing - 0.4%

GATX Corp.#	29,500	786,175

Transport-Marine - 0.5%

Diana Shipping, Inc.†	56,300	783,133
Horizon Lines, Inc. Class A	43,367	175,203

		958,336

Transport-Rail - 0.4%

Genesee & Wyoming, Inc., Class A†	28,825	918,076

Transport-Services - 0.4%

Ryder System, Inc.	20,300	716,387

Transport-Truck - 0.8%

Arkansas Best Corp.#	62,795	1,647,741

Water Treatment Systems - 0.3%

RINO International Corp.†#	32,122	649,186

Wire & Cable Products - 0.6%

Belden, Inc.	20,953	443,784
General Cable Corp.†#	31,025	757,941

		1,201,725

Total Common Stock
(cost $205,310,258)		196,730,981

EXCHANGE TRADED FUNDS - 0.2%
Index Fund-Small Cap - 0.2%
iShares Russell 2000 Value Index Fund (cost $405,573)	6,850	405,573

Total Long-Term Investment Securities
(cost $205,715,831)		197,136,554

SHORT-TERM INVESTMENT SECURITIES - 20.5%
Collective Investment Pool - 16.3%
Securities Lending Quality Trust(3)	33,546,734	33,441,507

Time Deposits - 4.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10	$8,607,000	8,607,000

Total Short-Term Investment Securities
(cost $42,153,734)		42,048,507

TOTAL INVESTMENTS
(cost $247,869,565)(4)	116.6%	239,185,061
Liabilities in excess of other assets	(16.6)	(34,050,089)

NET ASSETS	100.0%	$205,134,972

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $205,165 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $2,749,770 representing 1.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$15,154,484	$—	$—	$15,154,484
Other Industries*	181,371,332	—	205,165	181,576,497
Exchange Traded Fund	405,573	—	—	405,573
Short-Term Investment Securities:
Collective Investment Pool	—	33,441,507	—	33,441,507
Time Deposits	—	8,607,000	—	8,607,000

Total	$196,931,389	$42,048,507	$205,165	$239,185,061

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$285,179
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	(80,014)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$205,165

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.1%
Advanced Materials - 0.1%

Hexcel Corp.†#	11,239	$123,854

Aerospace/Defense-Equipment - 0.4%

Argon ST, Inc.†#	14,551	357,955

Agricultural Chemicals - 1.5%

CF Industries Holdings, Inc.	6,637	705,115
Intrepid Potash, Inc.†#	24,112	663,562

		1,368,677

Apparel Manufacturers - 1.8%

Hanesbrands, Inc.†#	52,004	1,348,464
True Religion Apparel, Inc.†#	15,100	370,856

		1,719,320

Audio/Video Products - 0.3%

DTS, Inc.†	9,200	294,400

Auto/Truck Parts & Equipment-Original - 0.7%

Titan International, Inc.#	45,800	377,850
Wonder Auto Technology, Inc.†#	26,100	258,651

		636,501

Banks-Commercial - 1.0%

First Horizon National Corp.†#	37,342	477,978
Whitney Holding Corp.	32,400	416,340

		894,318

Batteries/Battery Systems - 1.3%

EnerSys†#	54,814	1,249,211

Broadcast Services/Program - 0.5%

DG FastChannel, Inc.†#	14,200	459,938

Building & Construction Products-Misc. - 0.5%

Interline Brands, Inc.†	27,755	491,263

Building-Residential/Commercial - 0.3%

MDC Holdings, Inc.#	7,100	242,962

Casino Services - 0.3%

Shuffle Master, Inc.†#	37,200	305,784

Cellular Telecom - 0.9%

NII Holdings, Inc.†	22,307	834,728

Chemicals-Diversified - 0.3%

Rockwood Holdings, Inc.†	12,870	308,751

Chemicals-Specialty - 0.7%

Cytec Industries, Inc.	16,300	695,521

Commercial Services - 2.8%

Alliance Data Systems Corp.†#	10,000	554,400
HMS Holdings Corp.†#	9,300	428,172
Quanta Services, Inc.†	32,100	609,900
Steiner Leisure, Ltd.†#	14,300	614,471
Team, Inc.†#	24,811	449,823

		2,656,766

Commercial Services-Finance - 0.7%

Dollar Financial Corp.†#	29,200	655,248

Communications Software - 0.3%

Smith Micro Software, Inc.†#	27,900	244,404

Computer Aided Design - 1.3%

ANSYS, Inc.†#	28,431	1,246,984

Computer Services - 1.5%

LivePerson, Inc.†#	64,770	451,447
Syntel, Inc.#	27,532	933,335

		1,384,782

Computers-Integrated Systems - 0.6%

Radiant Systems, Inc.†	2,600	29,023
Riverbed Technology, Inc.†	17,900	487,775

		516,798

Computers-Memory Devices - 0.7%

Quantum Corp.†#	275,258	682,640

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†#	20,368	543,826

Consumer Products-Misc. - 0.8%

The Scotts Miracle-Gro Co., Class A	19,441	759,171

Cosmetics & Toiletries - 1.6%

Alberto-Culver Co.#	37,151	1,029,826
Elizabeth Arden, Inc.†	25,000	450,500

		1,480,326

Data Processing/Management - 0.6%

Dun & Bradstreet Corp.	8,368	587,099

Diagnostic Kits - 1.6%

Inverness Medical Innovations, Inc.†#	15,400	600,908
Qiagen NV†#	39,138	853,600

		1,454,508

E-Commerce/Products - 0.7%

Blue Nile, Inc.†#	12,281	629,278

E-Commerce/Services - 1.3%

priceline.com, Inc.†#	5,158	1,169,628

E-Marketing/Info - 0.8%

comScore, Inc.†#	27,419	425,543
Constant Contact, Inc.†#	18,730	349,689

		775,232

E-Services/Consulting - 0.3%

GSI Commerce, Inc.†#	11,300	282,161

Electric-Distribution - 0.7%

EnerNOC, Inc.†#	25,224	666,923

Electronic Components-Misc. - 0.7%

Benchmark Electronics, Inc.†	31,900	631,620

Electronic Components-Semiconductors - 4.5%

Cavium Networks, Inc.†#	22,600	540,140
Mellanox Technologies, Ltd.†	40,400	761,944
Monolithic Power Systems, Inc.†#	38,522	782,382
Netlogic Microsystems, Inc.†#	33,516	1,816,232
Rubicon Technology, Inc.†#	17,261	270,997

		4,171,695

Electronic Measurement Instruments - 1.9%

FLIR Systems, Inc.†#	31,103	833,871
Itron, Inc.†#	14,020	938,639

		1,772,510

Engineering/R&D Services - 0.4%

Stanley, Inc.†	13,800	347,898

Enterprise Software/Service - 2.4%

Concur Technologies, Inc.†#	16,700	656,978
MedAssets, Inc.†#	27,700	599,705
Taleo Corp., Class A†#	23,400	550,836

The Ultimate Software Group, Inc.†#	13,351	412,813

		2,220,332

Filtration/Separation Products - 0.5%

Polypore International, Inc.†#	28,306	423,741

Finance-Consumer Loans - 0.8%

Encore Capital Group, Inc.†	7,200	129,888
Portfolio Recovery Associates, Inc.†	11,700	623,961

		753,849

Finance-Investment Banker/Broker - 1.2%

Knight Capital Group, Inc., Class A†	25,700	414,798
Stifel Financial Corp.†#	12,153	664,769

		1,079,567

Food-Misc. - 0.4%

Diamond Foods, Inc.#	9,500	331,075

Footwear & Related Apparel - 0.4%

Iconix Brand Group, Inc.†#	28,500	371,355

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†#	8,900	505,876

Human Resources - 0.5%

Emergency Medical Services Corp., Class A†	8,100	421,686

Internet Application Software - 0.8%

Cybersource Corp.†#	25,100	429,963
Vocus, Inc.†#	23,132	329,168

		759,131

Internet Infrastructure Software - 1.6%

F5 Networks, Inc.†	21,296	1,188,317
support.com, Inc.†#	113,991	335,133

		1,523,450

Intimate Apparel - 0.5%

The Warnaco Group, Inc.†	10,300	429,922

Investment Management/Advisor Services - 1.0%

Invesco, Ltd.#	46,951	920,240

Machinery-General Industrial - 2.7%

Roper Industries, Inc.#	17,261	956,950
The Manitowoc Co., Inc.#	80,970	944,110
Wabtec Corp.#	16,639	634,611

		2,535,671

Medical Information Systems - 0.6%

Allscripts-Misys Healthcare Solutions, Inc.†#	19,400	347,066
Phase Forward, Inc.†	21,600	257,688

		604,754

Medical Instruments - 1.2%

ArthroCare Corp.†	18,263	485,248
Dexcom, Inc.†#	31,300	282,952
NuVasive, Inc.†#	8,400	335,580

		1,103,780

Medical Labs & Testing Services - 0.5%

Genoptix, Inc.†#	3,700	120,509
ICON PLC ADR†	14,666	345,384

		465,893

Medical Products - 0.3%

PSS World Medical, Inc.†#	11,300	238,317

Medical-Biomedical/Gene - 4.6%

Alexion Pharmaceuticals, Inc.†#	27,113	1,342,636
AMAG Pharmaceuticals, Inc.†	11,390	434,984
Incyte Corp.†#	50,500	538,330
Life Technologies Corp.†	9,413	477,804
Myriad Genetics, Inc.†	20,432	469,936
Regeneron Pharmaceuticals, Inc.†#	11,900	291,074
RTI Biologics, Inc.†#	90,900	340,875
United Therapeutics Corp.†	6,500	373,165

		4,268,804

Medical-Drugs - 3.1%

Auxilium Pharmaceuticals, Inc.†	7,900	238,580
Cephalon, Inc.†#	9,527	654,219
King Pharmaceuticals, Inc.†#	61,637	693,416
MAP Pharmaceuticals, Inc.†	34,069	467,427
Shire PLC ADR	13,091	844,631

		2,898,273

Medical-Outpatient/Home Medical - 0.3%

Amedisys, Inc.†	4,900	282,485

Metal Processors & Fabrication - 0.5%

RBC Bearings, Inc.†#	18,500	468,605

Non-Ferrous Metals - 0.4%

Brush Engineered Materials, Inc.†#	19,752	405,706

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.†#	18,000	605,160

Oil Companies-Exploration & Production - 4.8%

Continental Resources, Inc.†#	27,851	1,099,557
Denbury Resources, Inc.†#	48,720	685,978
Goodrich Petroleum Corp.†#	26,900	518,363
Newfield Exploration Co.†	7,300	372,811
Penn Virginia Corp.#	5,900	149,270
Petrohawk Energy Corp.†#	27,900	597,060
Southwestern Energy Co.†	25,652	1,091,493

		4,514,532

Oil-Field Services - 0.9%

Core Laboratories NV	3,500	434,105
Matrix Service Co.†#	41,224	441,097

		875,202

Pharmacy Services - 0.4%

Clarient, Inc.†	21,036	44,807
SXC Health Solutions Corp.†	7,300	362,883

		407,690

Physical Therapy/Rehabilitation Centers - 0.5%

Psychiatric Solutions, Inc.†#	21,800	467,610

Physicians Practice Management - 0.2%

IPC The Hospitalist Co., Inc.†	5,300	175,218

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†#	28,192	409,348

Printing-Commercial - 0.7%

VistaPrint NV†#	11,341	654,602

Racetracks - 0.6%

Penn National Gaming, Inc.†#	24,355	563,575

Respiratory Products - 0.9%

ResMed, Inc.†#	15,539	886,966

Retail-Apparel/Shoe - 5.6%

Aeropostale, Inc.†#	23,536	832,233
Chico’s FAS, Inc.#	71,570	969,774
DSW, Inc., Class A†#	17,700	476,661
Genesco, Inc.†	14,300	342,199
Guess?, Inc.	24,450	997,315
Lululemon Athletica, Inc.†#	33,908	971,464
Stein Mart, Inc.†#	40,600	331,702
The Children’s Place Retail Stores, Inc.†#	8,500	324,785

		5,246,133

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†#	15,610	613,473

Retail-Building Products - 0.4%

Lumber Liquidators Holdings, Inc.†#	15,800	350,444

Retail-Catalog Shopping - 1.3%

MSC Industrial Direct Co., Inc., Class A#	27,341	1,245,929

Retail-Petroleum Products - 0.5%

World Fuel Services Corp.#	17,204	454,530

Retail-Restaurants - 2.5%

Buffalo Wild Wings, Inc.†#	23,671	1,040,340
California Pizza Kitchen, Inc.†#	26,300	408,702
PF Chang’s China Bistro, Inc.†#	9,000	381,960
Texas Roadhouse, Inc., Class A†#	35,400	475,422

		2,306,424

Retail-Sporting Goods - 0.6%

Hibbett Sports, Inc.†#	23,300	536,133

Savings & Loans/Thrifts - 0.7%

NewAlliance Bancshares, Inc.#	54,754	655,953

Schools - 2.7%

Capella Education Co.†#	20,203	1,678,263
Strayer Education, Inc.#	3,656	829,291

		2,507,554

Semiconductor Components-Integrated Circuits - 1.4%

Power Integrations, Inc.#	36,307	1,305,600

Semiconductor Equipment - 0.8%

ATMI, Inc.†#	23,414	394,292
Formfactor, Inc.†#	24,200	398,090

		792,382

Steel-Producers - 0.5%

Steel Dynamics, Inc.	25,915	423,192

Telecom Services - 0.5%

Cbeyond, Inc.†#	34,287	425,159

Telecommunication Equipment - 1.7%

Nice Systems, Ltd. ADR†	29,683	913,049
Plantronics, Inc.#	22,200	631,146

		1,544,195

Theaters - 0.7%

National CineMedia, Inc.	38,457	618,773

Therapeutics - 1.2%

Inspire Phamaceuticals, Inc.†#	38,200	236,076
Warner Chilcott PLC, Class A†	33,801	920,063

		1,156,139

Transport-Air Freight - 0.7%

Atlas Air Worldwide Holdings, Inc.†	15,300	689,724

Transport-Services - 0.4%

UTi Worldwide, Inc.	24,600	367,278

Transport-Truck - 0.3%

Forward Air Corp.#	11,547	282,440

Web Hosting/Design - 1.7%

Equinix, Inc.†#	6,600	623,502
NIC, Inc.#	55,773	416,624
Rackspace Hosting, Inc.†	29,600	586,968

		1,627,094

Wire & Cable Products - 0.7%

General Cable Corp.†#	25,805	630,416

Wireless Equipment - 0.7%

SBA Communications Corp., Class A†	18,300	647,088

Total Common Stock
(cost $74,832,969)		89,641,148

EXCHANGE TRADED FUNDS - 0.8%
Index Fund-Small Cap - 0.8%
iShares Russell 2000 Growth Index Fund#
(cost $696,408)	10,602	720,512

Total Long-Term Investment Securities
(cost $75,529,377)		90,361,660

SHORT-TERM INVESTMENT SECURITIES - 18.4%
Collective Investment Pool - 15.3%

Securities Lending Quality Trust(1)(2)	14,320,956	14,276,035

Time Deposits - 3.1%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/10	$2,879,000	2,879,000

Total Short-Term Investment Securities
(cost $17,199,956)		17,155,035

TOTAL INVESTMENTS
(cost $92,729,333)(3)	115.3%	107,516,695
Liabilities in excess of other assets	(15.3)	(14,259,808)

NET ASSETS	100.0%	$93,256,887

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.

(2)	At February 28, 2010, the Fund had loaned securities with a total value of $14,391,297. This was secured by collateral of $14,320,956, which was received in cash and subsequently invested in short-term investments currently valued at $14,276,035 as reported in the portfolio of investments. The remaining collateral of $394,053 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	0.88% to 3.75%	01/31/11-11/15/18
United States Treasury Bonds	4.25% to 7.50%	11/15/24-05/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Retail - Apparel/Shoe	$5,246,133	$—	$—	$5,246,133
Other Industries*	84,395,015	—	—	84,395,015
Exchange Traded Funds	720,512	—	—	720,512
Short-Term Investment Securities:
Collective Investment Pool	—	14,276,035	—	14,276,035
Time Deposits	—	2,879,000	—	2,879,000

Total	$90,361,660	$17,155,035	$—	$107,516,695

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portofolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.1%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†#	148,000	$1,110,000
Omnicom Group, Inc.#	94,700	3,467,914

		4,577,914

Aerospace/Defense - 1.5%

General Dynamics Corp.	117,400	8,517,370
Lockheed Martin Corp.	97,400	7,573,824
Northrop Grumman Corp.	95,500	5,850,330
Raytheon Co.	116,700	6,563,208
Rockwell Collins, Inc.	47,900	2,695,812
The Boeing Co.	221,200	13,970,992

		45,171,536

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.#	37,900	2,487,377
United Technologies Corp.	285,400	19,592,710

		22,080,087

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	14,800	1,572,352
Monsanto Co.	165,900	11,720,835

		13,293,187

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	195,500	5,739,880

Airlines - 0.1%

Southwest Airlines Co.	225,800	2,840,564

Apparel Manufacturers - 0.2%

Coach, Inc.#	97,100	3,538,324
Polo Ralph Lauren Corp.#	17,500	1,398,775
VF Corp.#	27,000	2,089,260

		7,026,359

Appliances - 0.1%

Whirlpool Corp.#	22,600	1,902,016

Applications Software - 2.5%

Citrix Systems, Inc.†#	55,700	2,395,657
Compuware Corp.†	70,200	525,798
Intuit, Inc.†#	96,400	3,119,504
Microsoft Corp.	2,351,400	67,391,124
Red Hat, Inc.†	57,200	1,604,460
Salesforce.com, Inc.†#	33,500	2,276,325

		77,312,868

Athletic Footwear - 0.3%

NIKE, Inc., Class B#	118,600	8,017,360

Audio/Video Products - 0.0%

Harman International Industries, Inc.†	21,100	910,254

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.†#	1,006,700	11,818,658

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	110,700	3,913,245

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	204,300	6,353,730

Banks-Commercial - 0.4%

BB&T Corp.#	209,300	5,971,329
First Horizon National Corp.†#	67,600	865,280
M&T Bank Corp.#	25,200	1,951,236
Marshall & Ilsley Corp.#	159,700	1,130,676
Regions Financial Corp.#	361,600	2,440,800
Zions Bancorporation#	42,100	780,534

		13,139,855

Banks-Fiduciary - 0.7%

Northern Trust Corp.#	73,500	3,916,815
State Street Corp.	150,600	6,763,446
The Bank of New York Mellon Corp.	366,600	10,455,432

		21,135,693

Banks-Super Regional - 2.7%

Capital One Financial Corp.	137,000	5,171,750
Comerica, Inc.	46,000	1,659,680
Fifth Third Bancorp	242,100	2,956,041
Huntington Bancshares, Inc.#	217,700	1,047,137
KeyCorp	267,400	1,911,910
PNC Financial Services Group, Inc.#	157,400	8,461,824
SunTrust Banks, Inc.#	151,900	3,616,739
US Bancorp	582,100	14,325,481
Wells Fargo & Co.	1,555,800	42,535,572

		81,686,134

Beverages-Non-alcoholic - 2.4%

Coca-Cola Enterprises, Inc.	96,700	2,470,685
Dr Pepper Snapple Group, Inc.	77,300	2,454,275
Pepsi Bottling Group, Inc.#	43,800	1,674,474
PepsiCo, Inc.	494,600	30,897,662
The Coca-Cola Co.#	705,300	37,183,416

		74,680,512

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	33,400	1,748,824
Constellation Brands, Inc., Class A†	60,700	912,928

		2,661,752

Brewery - 0.1%

Molson Coors Brewing Co., Class B	47,900	1,934,202

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class C†	86,700	2,381,007
Scripps Networks Interactive Inc., Class A#	27,200	1,076,576

		3,457,583

Building Products-Wood - 0.0%

Masco Corp.#	109,300	1,461,341

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	84,100	1,039,476
Lennar Corp., Class A#	49,100	805,731
Pulte Homes, Inc.†#	96,100	1,040,763

		2,885,970

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	869,000	14,286,360
DirecTV, Class A†	291,300	9,860,505
Time Warner Cable, Inc.#	107,300	5,009,837

		29,156,702

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	21,000	1,334,970

Casino Services - 0.1%

International Game Technology	90,400	1,586,520

Cellular Telecom - 0.0%

MetroPCS Communications, Inc.†#	79,400	489,898

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.	275,100	9,276,372
FMC Corp.	22,000	1,257,740
PPG Industries, Inc.#	50,800	3,126,232
The Dow Chemical Co.#	348,100	9,854,711

		23,515,055

Chemicals-Specialty - 0.2%

Eastman Chemical Co.#	22,100	1,316,055
Ecolab, Inc.	72,300	3,046,722
International Flavors & Fragrances, Inc.	24,100	1,014,851
Sigma-Aldrich Corp.#	37,000	1,764,530

		7,142,158

Coal - 0.3%

CONSOL Energy, Inc.	55,000	2,769,800
Massey Energy Co.	26,000	1,119,820
Peabody Energy Corp.	81,500	3,746,555

		7,636,175

Coatings/Paint - 0.1%

The Sherwin-Williams Co.#	29,000	1,838,020

Commercial Services - 0.1%
Iron Mountain, Inc.#	55,100	1,425,988
Quanta Services, Inc.†	63,900	1,214,100

		2,640,088

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	153,600	6,391,296
Equifax, Inc.	38,500	1,242,010
H&R Block, Inc.	102,100	1,764,288
Mastercard, Inc., Class A	29,200	6,551,604
Moody’s Corp.#	59,800	1,591,876
Paychex, Inc.#	97,900	2,931,126
The Western Union Co.	210,700	3,324,846
Total System Services, Inc.#	60,000	854,400
Visa, Inc., Class A	136,300	11,623,664

		36,275,110

Computer Aided Design - 0.1%

Autodesk, Inc.†	69,900	1,948,812

Computer Services - 0.2%

Cognizant Technology Solutions Corp., Class A†	89,700	4,317,261
Computer Sciences Corp.†	46,400	2,403,056

		6,720,317

Computers - 4.9%

Apple, Inc.†	274,200	56,106,804
Dell, Inc.†	524,100	6,933,843
Hewlett-Packard Co.	721,700	36,655,143
International Business Machines Corp.	399,900	50,851,284

		150,547,074

Computers-Integrated Systems - 0.1%

Teradata Corp.†	52,100	1,588,529

Computers-Memory Devices - 0.6%

EMC Corp.†	620,900	10,859,541
NetApp, Inc.†	103,200	3,097,032
SanDisk Corp.†#	69,500	2,024,535
Western Digital Corp.†	68,600	2,650,018

		18,631,126

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	23,800	802,298

Consulting Services - 0.1%

SAIC, Inc.†#	93,200	1,836,040

Consumer Products-Misc. - 0.4%

Clorox Co.	42,600	2,611,806
Fortune Brands, Inc.#	45,800	2,007,414
Kimberly-Clark Corp.	126,400	7,677,536

		12,296,756

Containers-Metal/Glass - 0.1%

Ball Corp.#	28,600	1,545,544
Owens-Illinois, Inc.†	51,300	1,520,532

		3,066,076

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	32,900	962,983
Pactiv Corp.†	40,300	997,828
Sealed Air Corp.	48,400	988,812

		2,949,623

Cosmetics & Toiletries - 2.4%

Avon Products, Inc.	130,000	3,957,200
Colgate-Palmolive Co.#	151,300	12,548,822
The Estee Lauder Cos., Inc., Class A#	35,900	2,158,667
The Procter & Gamble Co.	889,400	56,281,232

		74,945,921

Cruise Lines - 0.2%

Carnival Corp.	133,000	4,782,680

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	15,800	1,108,528
Fidelity National Information Services, Inc.	99,800	2,249,492
Fiserv, Inc.†	46,800	2,257,164

		5,615,184

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	46,300	1,532,067
Patterson Cos., Inc.#	28,300	839,944

		2,372,011

Dialysis Centers - 0.1%

DaVita, Inc.†	31,100	1,916,071

Disposable Medical Products - 0.1%

C.R. Bard, Inc.#	29,400	2,463,132

Distribution/Wholesale - 0.2%

Fastenal Co.#	40,200	1,783,674
Genuine Parts Co.#	48,600	1,961,496
WW Grainger, Inc.#	19,200	1,951,680

		5,696,850

Diversified Banking Institutions - 5.1%

Bank of America Corp.	3,024,700	50,391,502
Citigroup, Inc.†	5,935,700	20,181,380
JP Morgan Chase & Co.	1,199,500	50,343,015
Morgan Stanley	413,800	11,660,884

The Goldman Sachs Group, Inc.	156,500	24,468,775

		157,045,556

Diversified Manufacturing Operations - 3.4%

3M Co.	215,500	17,272,325
Danaher Corp.#	79,200	5,858,424
Dover Corp.#	56,700	2,566,242
Eaton Corp.	50,500	3,440,060
General Electric Co.	3,241,100	52,052,066
Honeywell International, Inc.	232,300	9,329,168
Illinois Tool Works, Inc.	117,400	5,344,048
ITT Corp.	55,600	2,848,388
Leggett & Platt, Inc.#	46,300	877,385
Parker Hannifin Corp.#	48,900	2,949,159
Textron, Inc.#	82,500	1,643,400

		104,180,665

Diversified Operations - 0.0%

Leucadia National Corp.†#	57,700	1,369,798

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	101,500	12,017,600

E-Commerce/Services - 0.4%

eBay, Inc.†	342,400	7,882,048
Expedia, Inc.#	64,200	1,427,808
priceline.com, Inc.†#	13,400	3,038,584

		12,348,440

Electric Products-Misc. - 0.4%

Emerson Electric Co.	229,000	10,840,860
Molex, Inc.#	41,300	844,585

		11,685,445

Electric-Generation - 0.1%

The AES Corp.†#	203,200	2,375,408

Electric-Integrated - 3.0%

Allegheny Energy, Inc.	51,600	1,168,740
Ameren Corp.#	72,100	1,781,591
American Electric Power Co., Inc.	145,400	4,888,348
CMS Energy Corp.#	69,900	1,067,373
Consolidated Edison, Inc.#	85,400	3,650,850
Constellation Energy Group, Inc.	61,200	2,146,284
Dominion Resources, Inc.	181,800	6,906,582
DTE Energy Co.#	50,200	2,179,684
Duke Energy Corp.#	397,100	6,492,585
Edison International	99,200	3,236,896
Entergy Corp.	57,500	4,368,275
Exelon Corp.	200,700	8,690,310
FirstEnergy Corp.	92,800	3,586,720
FPL Group, Inc.	125,800	5,833,346
Integrys Energy Group, Inc.#	23,300	1,027,064
Northeast Utilities#	53,400	1,367,040
Pepco Holdings, Inc.	67,500	1,135,350
PG&E Corp.	112,900	4,732,768
Pinnacle West Capital Corp.	30,800	1,121,428
PPL Corp.	114,800	3,269,504
Progress Energy, Inc.	85,100	3,258,479
Public Service Enterprise Group, Inc.	154,000	4,576,880
SCANA Corp.	33,700	1,214,885
TECO Energy, Inc.#	65,100	997,983
The Southern Co.#	243,600	7,739,172
Wisconsin Energy Corp.#	35,600	1,724,108
Xcel Energy, Inc.	139,000	2,892,590

		91,054,835

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	58,000	879,860

Electronic Components-Semiconductors - 2.1%

Advanced Micro Devices, Inc.†#	171,400	1,355,774
Altera Corp.#	89,900	2,196,257
Broadcom Corp., Class A	131,100	4,106,052
Intel Corp.	1,680,900	34,508,877
LSI Corp.†	198,800	1,071,532
MEMC Electronic Materials, Inc.†#	68,100	824,691
Microchip Technology, Inc.#	55,900	1,512,654
Micron Technology, Inc.†#	258,700	2,343,822
National Semiconductor Corp.#	72,000	1,042,560
NVIDIA Corp.†#	168,900	2,736,180
QLogic Corp.†#	34,900	635,180
Texas Instruments, Inc.	381,400	9,298,532
Xilinx, Inc.#	84,300	2,177,469

		63,809,580

Electronic Connectors - 0.1%

Amphenol Corp., Class A#	52,200	2,174,130

Electronic Forms - 0.2%

Adobe Systems, Inc.†	159,400	5,523,210

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.†	105,100	3,306,446
FLIR Systems, Inc.†#	46,200	1,238,622

		4,545,068

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	35,400	3,236,268

Energy-Alternate Sources - 0.1%

First Solar, Inc.†#	14,800	1,567,320

Engineering/R&D Services - 0.1%

Fluor Corp.#	54,500	2,332,600
Jacobs Engineering Group, Inc.†#	37,800	1,466,640

		3,799,240

Engines-Internal Combustion - 0.1%

Cummins, Inc.	61,400	3,486,292

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	55,800	2,055,672
CA, Inc.	120,700	2,715,750
Novell, Inc.†	105,600	495,264
Oracle Corp.	1,190,300	29,340,895

		34,607,581

Entertainment Software - 0.1%

Electronic Arts, Inc.†#	99,100	1,643,078

Filtration/Separation Products - 0.0%

Pall Corp.	35,600	1,405,132

Finance-Consumer Loans - 0.1%

SLM Corp.†	144,500	1,615,510

Finance-Credit Card - 0.5%

American Express Co.	362,000	13,824,780

Discover Financial Services	165,200	2,254,980

		16,079,760

Finance-Investment Banker/Broker - 0.2%

E*Trade Financial Corp.†#	471,300	758,793
The Charles Schwab Corp.	290,100	5,311,731

		6,070,524

Finance-Other Services - 0.4%

CME Group, Inc.	20,200	6,094,138
IntercontinentalExchange, Inc.†#	22,300	2,392,567
NYSE Euronext	79,100	2,086,658
The NASDAQ OMX Group, Inc.†	45,000	838,350

		11,411,713

Food-Confectionery - 0.1%

The Hershey Co.#	50,600	2,011,856
The J.M. Smucker Co.	36,200	2,160,416

		4,172,272

Food-Dairy Products - 0.0%

Dean Foods Co.†#	54,900	800,991

Food-Meat Products - 0.1%

Hormel Foods Corp.#	21,200	871,532
Tyson Foods, Inc., Class A	92,900	1,583,016

		2,454,548

Food-Misc. - 1.3%

Campbell Soup Co.#	57,800	1,926,474
ConAgra Foods, Inc.#	134,800	3,297,208
General Mills, Inc.	99,400	7,157,794
H.J. Heinz Co.	96,100	4,410,990
Kellogg Co.#	77,400	4,036,410
Kraft Foods, Inc., Class A#	527,900	15,008,197
McCormick & Co., Inc.#	39,900	1,480,689
Sara Lee Corp.	212,300	2,878,788

		40,196,550

Food-Retail - 0.3%

Safeway, Inc.#	123,700	3,082,604
SUPERVALU, Inc.#	64,500	984,915
The Kroger Co.	198,100	4,378,010
Whole Foods Market, Inc.†#	51,900	1,841,931

		10,287,460

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	180,200	5,207,780

Forestry - 0.1%

Plum Creek Timber Co., Inc.#	49,600	1,772,208
Weyerhaeuser Co.#	64,300	2,597,720

		4,369,928

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	118,800	1,589,544
Nicor, Inc.#	13,800	574,770
NiSource, Inc.#	83,900	1,260,178
Sempra Energy	75,000	3,687,750

		7,112,242

Gold Mining - 0.2%

Newmont Mining Corp.	149,200	7,352,576

Stericycle, Inc.†#	25,600	1,412,608

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.#	84,500	1,161,875

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	77,200	2,092,892
Starwood Hotels & Resorts Worldwide, Inc.#	56,900	2,202,030
Wyndham Worldwide Corp.#	54,400	1,250,656

		5,545,578

Human Resources - 0.1%

Monster Worldwide, Inc.†#	38,300	534,285
Robert Half International, Inc.#	46,000	1,283,400

		1,817,685

Independent Power Producers - 0.1%

NRG Energy, Inc.†	78,100	1,705,704

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	43,300	2,342,097

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	64,400	4,416,552
Airgas, Inc.	25,000	1,603,500
Praxair, Inc.#	93,400	7,018,076

		13,038,128

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	35,500	788,455
Thermo Fisher Scientific, Inc.†	124,300	6,062,111
Waters Corp.†	28,800	1,718,208

		8,568,774

Insurance Brokers - 0.2%

AON Corp.	83,400	3,414,396
Marsh & McLennan Cos., Inc.	160,600	3,729,132

		7,143,528

Insurance-Life/Health - 0.7%

Aflac, Inc.	142,400	7,041,680
Lincoln National Corp.	92,000	2,316,560
Principal Financial Group, Inc.	97,100	2,253,691
Prudential Financial, Inc.	141,200	7,400,292
Torchmark Corp.#	25,200	1,171,800
Unum Group	101,000	2,101,810

		22,285,833

Insurance-Multi-line - 0.9%

American International Group, Inc.†#(1)	41,000	1,015,570
Assurant, Inc.	35,600	1,086,512
Cincinnati Financial Corp.#	49,500	1,331,550
Genworth Financial, Inc., Class A†	148,700	2,370,278
Hartford Financial Services Group, Inc.	116,600	2,841,542
Loews Corp.	109,900	4,006,954
MetLife, Inc.	249,200	9,068,388
The Allstate Corp.	163,300	5,103,125
XL Capital, Ltd., Class A#	104,100	1,901,907

		28,725,826

Insurance-Property/Casualty - 0.6%

Chubb Corp.	104,000	5,247,840
The Progressive Corp.	205,200	3,519,180

The Travelers Cos., Inc.	166,300	8,745,717

		17,512,737

Insurance-Reinsurance - 1.3%

Berkshire Hathaway, Inc., Class B†#	503,500	40,345,455

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†#	52,100	1,370,230

Internet Security - 0.2%

McAfee, Inc.†	48,000	1,905,120
Symantec Corp.†	246,700	4,082,885
VeriSign, Inc.†#	58,500	1,457,820

		7,445,825

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	77,600	3,106,328
Federated Investors, Inc., Class B#	26,800	670,268
Franklin Resources, Inc.	45,400	4,618,088
Invesco, Ltd.	130,500	2,557,800
Janus Capital Group, Inc.#	55,400	692,500
Legg Mason, Inc.#	49,500	1,279,575
T. Rowe Price Group, Inc.#	78,400	3,974,096

		16,898,655

Linen Supply & Related Items - 0.0%

Cintas Corp.#	40,000	991,600

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.#	189,600	10,816,680

Machinery-Farming - 0.2%

Deere & Co.	128,700	7,374,510

Machinery-General Industrial - 0.1%

Roper Industries, Inc.#	27,700	1,535,688

Machinery-Pumps - 0.1%

Flowserve Corp.	17,000	1,701,530

Medical Instruments - 0.9%

Boston Scientific Corp.†	459,800	3,558,852
Intuitive Surgical, Inc.†#	11,600	4,026,824
Medtronic, Inc.	336,900	14,621,460
St. Jude Medical, Inc.†	101,700	3,886,974

		26,094,110

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†#	32,300	2,367,913
Quest Diagnostics, Inc.#	47,300	2,684,275

		5,052,188

Medical Products - 2.7%

Baxter International, Inc.#	183,500	10,446,655
Becton, Dickinson and Co.	72,200	5,622,214
CareFusion Corp.†	53,900	1,360,436
Hospira, Inc.†	49,400	2,585,102
Johnson & Johnson	839,900	52,913,700
Stryker Corp.	86,000	4,566,600
Varian Medical Systems, Inc.†	37,900	1,855,963
Zimmer Holdings, Inc.†	64,800	3,714,984

		83,065,654

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.†	308,100	17,441,541
Biogen Idec, Inc.†	82,100	4,516,321
Celgene Corp.†	139,900	8,326,848
Genzyme Corp.†	80,800	4,621,760
Gilead Sciences, Inc.†	273,900	13,040,379
Life Technologies Corp.†	54,300	2,756,268
Millipore Corp.†	16,900	1,595,529

		52,298,646

Medical-Drugs - 4.5%

Abbott Laboratories	470,800	25,555,024
Allergan, Inc.	93,600	5,469,048
Bristol-Myers Squibb Co.	521,000	12,769,710
Cephalon, Inc.†#	22,700	1,558,809
Eli Lilly & Co.#	307,800	10,569,852
Forest Laboratories, Inc.†	91,900	2,745,972
King Pharmaceuticals, Inc.†	75,600	850,500
Merck & Co., Inc.	929,800	34,291,024
Pfizer, Inc.	2,456,300	43,108,065

		136,918,004

Medical-Generic Drugs - 0.1%

Mylan, Inc.†#	93,000	1,984,620
Watson Pharmaceuticals, Inc.†	32,300	1,285,217

		3,269,837

Medical-HMO - 1.0%

Aetna, Inc.	132,000	3,958,680
CIGNA Corp.	83,200	2,850,432
Coventry Health Care, Inc.†	45,000	1,043,100
Humana, Inc.†	51,700	2,446,961
UnitedHealth Group, Inc.	353,700	11,976,282
WellPoint, Inc.†	139,500	8,630,865

		30,906,320

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	131,800	694,586

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	87,700	2,459,108
Cardinal Health, Inc.	110,400	3,750,288
McKesson Corp.	81,600	4,826,640

		11,036,036

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	42,800	4,825,700

Metal-Aluminum - 0.1%

Alcoa, Inc.#	296,600	3,944,780

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	130,900	9,838,444

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	39,900	2,250,360

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	71,400	1,757,154

Multimedia - 1.5%

Meredith Corp.	11,200	344,064
News Corp., Class A	685,900	9,170,483
The McGraw-Hill Cos., Inc.#	95,900	3,279,780
The Walt Disney Co.	585,500	18,291,020
Time Warner, Inc.	355,400	10,320,816

Viacom, Inc., Class B†	184,800	5,479,320

		46,885,483

Networking Products - 1.5%

Cisco Systems, Inc.†	1,751,100	42,604,263
Juniper Networks, Inc.†	159,900	4,474,002

		47,078,265

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.†	25,800	304,182

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	98,400	2,768,976
Waste Management, Inc.#	149,000	4,919,980

		7,688,956

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.#	63,100	1,444,990
Xerox Corp.	411,300	3,853,881

		5,298,871

Office Supplies & Forms - 0.0%

Avery Dennison Corp.#	34,300	1,083,880

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.#	21,200	1,851,184
Helmerich & Payne, Inc.	32,300	1,309,119
Nabors Industries, Ltd.†	86,200	1,899,848
Rowan Cos., Inc.†#	34,600	900,292

		5,960,443

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	149,600	10,491,448
Apache Corp.	102,300	10,602,372
Cabot Oil & Gas Corp.#	31,600	1,268,424
Chesapeake Energy Corp.	197,200	5,239,604
Denbury Resources, Inc.†#	76,000	1,070,080
Devon Energy Corp.	135,200	9,309,872
EOG Resources, Inc.	76,800	7,223,040
EQT Corp.#	39,900	1,746,024
Noble Energy, Inc.	52,800	3,835,392
Occidental Petroleum Corp.	247,100	19,730,935
Pioneer Natural Resources Co.	35,100	1,637,415
Questar Corp.	53,100	2,229,669
Range Resources Corp.#	48,000	2,429,280
Southwestern Energy Co.†	105,100	4,472,005
XTO Energy, Inc.	176,700	8,075,190

		89,360,750

Oil Companies-Integrated - 5.7%

Chevron Corp.	610,700	44,153,610
ConocoPhillips	451,600	21,676,800
Exxon Mobil Corp.#	1,445,100	93,931,500
Hess Corp.	88,600	5,209,680
Marathon Oil Corp.	215,500	6,238,725
Murphy Oil Corp.	58,100	3,015,390

		174,225,705

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†#	74,400	3,060,072
FMC Technologies, Inc.†	37,200	2,089,524
National Oilwell Varco, Inc.	127,300	5,533,731

		10,683,327

Oil Refining & Marketing - 0.1%

Sunoco, Inc.#	35,600	938,772
Tesoro Corp.#	42,700	508,984
Valero Energy Corp.	171,800	3,009,936

		4,457,692

Oil-Field Services - 1.3%

Baker Hughes, Inc.#	94,300	4,518,856
BJ Services Co.	89,300	1,951,205
Halliburton Co.	274,500	8,276,175
Schlumberger, Ltd.	365,500	22,332,050
Smith International, Inc.	75,300	3,086,547

		40,164,833

Paper & Related Products - 0.1%

International Paper Co.	131,800	3,053,806
MeadWestvaco Corp.	52,100	1,195,174

		4,248,980

Pharmacy Services - 0.6%

Express Scripts, Inc.†	83,600	8,026,436
Medco Health Solutions, Inc.†	145,100	9,176,124

		17,202,560

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.†#	81,600	484,704

Pipelines - 0.3%

El Paso Corp.	213,500	2,235,345
Spectra Energy Corp.	196,900	4,292,420
The Williams Cos., Inc.	177,500	3,823,350

		10,351,115

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	62,500	1,243,125

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	71,900	1,089,285
The New York Times Co., Class A†	35,200	385,088
The Washington Post Co., Class B	1,900	798,589

		2,272,962

Quarrying - 0.1%

Vulcan Materials Co.#	38,200	1,658,262

Real Estate Investment Trusts - 1.1%

Apartment Investment & Management Co., Class A#	35,600	594,164
AvalonBay Communities, Inc.#	24,800	2,019,216
Boston Properties, Inc.	42,200	2,866,646
Equity Residential	84,100	3,034,328
HCP, Inc.#	89,200	2,567,176
Health Care REIT, Inc.	37,400	1,584,264
Host Hotels & Resorts, Inc.#	192,100	2,249,491
Kimco Realty Corp.#	122,300	1,698,747
ProLogis#	144,000	1,856,160
Public Storage	41,300	3,394,447
Simon Property Group, Inc.#	86,800	6,795,572
Ventas, Inc.#	47,700	2,107,863
Vornado Realty Trust	47,700	3,134,844

		33,902,918

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	82,100	1,083,720

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A#	26,800	976,056
Limited Brands, Inc.#	81,400	1,799,754
Nordstrom, Inc.#	50,300	1,858,082
Ross Stores, Inc.#	38,100	1,863,471
The Gap, Inc.	144,900	3,115,350
Urban Outfitters, Inc.†	39,400	1,269,074

		10,881,787

Retail-Auto Parts - 0.1%

AutoZone, Inc.†#	9,100	1,509,963
O’Reilly Automotive, Inc.†#	41,800	1,642,740

		3,152,703

Retail-Automobile - 0.0%

AutoNation, Inc.†#	28,100	498,775

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	80,000	3,328,800

Retail-Building Products - 0.9%

Home Depot, Inc.	517,600	16,149,120
Lowe’s Cos., Inc.	448,100	10,624,451

		26,773,571

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†#	50,100	861,720

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	104,000	3,796,000
RadioShack Corp.#	38,100	745,236

		4,541,236

Retail-Discount - 1.9%

Big Lots, Inc.†	25,200	844,200
Costco Wholesale Corp.	132,700	8,090,719
Family Dollar Stores, Inc.#	42,200	1,392,178
Target Corp.	229,000	11,798,080
Wal-Mart Stores, Inc.	649,500	35,118,465

		57,243,642

Retail-Drug Store - 0.8%

CVS Caremark Corp.	429,400	14,492,250
Walgreen Co.	301,000	10,607,240

		25,099,490

Retail-Jewelry - 0.1%

Tiffany & Co.#	37,900	1,682,381

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	71,800	1,980,244
Sears Holdings Corp.†#	14,800	1,415,916
TJX Cos., Inc.	127,800	5,320,314

		8,716,474

Retail-Office Supplies - 0.2%

Office Depot, Inc.†#	83,600	603,592
Staples, Inc.	220,400	5,677,504

		6,281,096

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†	93,300	5,021,406
Macy’s, Inc.#	128,200	2,455,030

		7,476,436

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.#	42,500	1,723,375
McDonald’s Corp.#	328,500	20,974,725
Starbucks Corp.	226,100	5,179,951
Yum! Brands, Inc.	142,400	4,801,728

		32,679,779

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	73,700	957,363

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	143,900	1,945,528
People’s United Financial, Inc.#	114,000	1,797,780

		3,743,308

Schools - 0.1%

Apollo Group, Inc., Class A†	39,100	2,341,308
DeVry, Inc.	18,800	1,187,220

		3,528,528

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	88,800	2,596,512
Linear Technology Corp.#	67,900	1,844,843

		4,441,355

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	406,000	4,969,440
KLA-Tencor Corp.#	52,000	1,514,760
Novellus Systems, Inc.†#	29,500	652,540
Teradyne, Inc.†#	53,200	531,468

		7,668,208

Steel-Producers - 0.2%

AK Steel Holding Corp.#	33,300	716,949
Nucor Corp.	95,800	3,966,120
United States Steel Corp.#	43,600	2,308,184

		6,991,253

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	29,900	1,305,434

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	473,700	8,351,331
JDS Uniphase Corp.†	67,800	727,494

		9,078,825

Telecommunication Equipment - 0.1%

Harris Corp.	40,100	1,813,322
Tellabs, Inc.	117,600	812,616

		2,625,938

Telephone-Integrated - 2.6%

AT&T, Inc.#	1,796,200	44,563,722
CenturyTel, Inc.#	90,600	3,104,862
Frontier Communications Corp.#	95,100	740,829
Qwest Communications International, Inc.#	452,000	2,061,120
Sprint Nextel Corp.†	903,700	3,009,321
Verizon Communications, Inc.	864,700	25,015,771
Windstream Corp.#	132,900	1,346,277

		79,841,902

Television - 0.1%

CBS Corp., Class B#	206,100	2,677,239

Tobacco - 1.5%

Altria Group, Inc.	630,800	12,691,696
Lorillard, Inc.	48,900	3,571,656
Philip Morris International, Inc.	579,800	28,398,604
Reynolds American, Inc.#	51,400	2,713,920

		47,375,876

Tools-Hand Held - 0.1%

Black & Decker Corp.	18,300	1,326,201
Snap-On, Inc.	17,600	743,072
The Stanley Works†#	24,500	1,402,625

		3,471,898

Toys - 0.1%

Hasbro, Inc.#	37,900	1,356,062
Mattel, Inc.	110,000	2,418,900

		3,774,962

Transport-Rail - 0.7%

CSX Corp.	119,500	5,671,470
Norfolk Southern Corp.	112,000	5,760,160
Union Pacific Corp.	153,600	10,348,032

		21,779,662

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	51,100	2,725,163
Expeditors International of Washington, Inc.	64,500	2,352,315
FedEx Corp.	95,100	8,060,676
Ryder System, Inc.	17,100	603,459
United Parcel Service, Inc., Class B	302,200	17,751,228

		31,492,841

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co., Class A	62,200	2,942,060

Web Portals/ISP - 1.4%

Google, Inc., Class A†	73,400	38,667,120
Yahoo!, Inc.†	362,500	5,549,875

		44,216,995

Wireless Equipment - 0.9%

American Tower Corp., Class A†	122,200	5,213,052
Motorola, Inc.†	703,400	4,754,984
QUALCOMM, Inc.	508,400	18,653,196

		28,621,232

Total Long-Term Investment Securities
(cost $2,612,963,230)		3,032,766,123

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Collective Investment Pool - 12.4%
Securities Lending Quality Trust(2)(6)	381,369,722	380,173,465

U.S. Government Treasuries - 0.1%
United States Treasury Bills 0.09% due 05/20/10(3)	$3,000,000	2,999,268

Total Short-Term Investment Securities
(cost $384,369,122)		383,172,733

REPURCHASE AGREEMENT - 0.3%
Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(5)
(cost $10,182,000)	10,182,000	10,182,000

TOTAL INVESTMENTS
(cost $3,007,514,352)(4)	111.9%	3,426,120,856
Liabilities in excess of other assets	(11.9)	(365,002,070)

NET ASSETS	100.0%	$3,061,118,786

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	At February 28, 2010, the Fund had loaned securities with a total value of $373,152,857. This was secured by collateral of $381,369,722, which was received in cash and subsequently invested in short-term investments currently valued at $380,173,465 as reported in the portfolio of investments. The remaining collateral of $144,622 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

Federal Home Loan Mtg. Corp.	0.50% to 1.00%	01/05/11 to 07/26/12
United States Treasury Inflation Index Bond	2.63%	7/15/2017
United States Treasury Notes	1.38% to 4.50%	05/15/10 to 07/15/18

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
536	Long	S&P 500 E Mini Index	March 2010	$29,759,256	$29,571,120	$(188,136)

The following is a summary of the inputs used to value the Portfolio’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$157,045,556	$—	$—	$157,045,556
Oil Companies - Integrated	174,225,705	—	—	174,225,705
Other Industries*	2,701,494,862	—	—	2,701,494,862
Short-Term Investment Securities:
Collective Investment Pool	—	380,173,465	—	380,173,465
U.S. Government Treasuries	—	2,999,268	—	2,999,268
Repurchase Agreement	—	10,182,000	—	10,182,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(188,136)	—	—	(188,136)

Total	$3,032,577,987	$393,354,733	$—	$3,425,932,720

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 93.7%
Aerospace/Defense - 0.8%

Lockheed Martin Corp.	16,500	$1,283,040

Agricultural Chemicals - 1.8%

Potash Corp. of Saskatchewan, Inc.	28,385	3,135,407

Auto-Heavy Duty Trucks - 3.0%

Navistar International Corp.†	128,874	5,046,706

Auto/Truck Parts & Equipment-Original - 0.5%

Lear Corp.†	11,900	824,313

Banks-Super Regional - 2.1%

Comerica, Inc.	14,090	508,367
PNC Financial Services Group, Inc.	31,850	1,712,256
Wells Fargo & Co.	46,950	1,283,613

		3,504,236

Brewery - 1.9%

Molson Coors Brewing Co., Class B	81,673	3,297,956

Cable/Satellite TV - 3.8%

Comcast Corp., Class A	159,330	2,619,385
Time Warner Cable, Inc.	83,179	3,883,628

		6,503,013

Chemicals-Diversified - 2.0%

Celanese Corp., Class A	109,350	3,410,627

Coal - 2.1%

CONSOL Energy, Inc.	72,420	3,647,071

Computers - 3.8%

Dell, Inc.†	253,670	3,356,054
Hewlett-Packard Co.	33,900	1,721,781
Research In Motion, Ltd.†	20,540	1,455,875

		6,533,710

Diversified Banking Institutions - 9.6%

Bank of America Corp.	105,800	1,762,628
JP Morgan Chase & Co.	169,503	7,114,041
Morgan Stanley	123,997	3,494,235
The Goldman Sachs Group, Inc.	26,310	4,113,569

		16,484,473

Diversified Financial Services - 0.3%

CIT Group, Inc.†	13,600	495,448

Diversified Manufacturing Operations - 3.3%

Tyco International, Ltd.	157,770	5,689,186

Diversified Minerals - 0.5%

Xstrata PLC ADR	275,000	855,250

Electric-Integrated - 3.8%

Edison International	97,670	3,186,972
Exelon Corp.	36,906	1,598,030
PG&E Corp.	40,106	1,681,243

		6,466,245

Enterprise Software/Service - 2.0%

Oracle Corp.	141,560	3,489,454

Food-Retail - 2.5%

The Kroger Co.	196,021	4,332,064

Insurance-Multi-line - 6.9%

ACE, Ltd.	73,590	3,678,764
Assurant, Inc.	69,260	2,113,815
MetLife, Inc.	119,412	4,345,403
The Allstate Corp.	54,230	1,694,687

		11,832,669

Insurance-Reinsurance - 1.4%

Everest Re Group, Ltd.	28,221	2,410,638

Medical-Drugs - 6.7%

Biovail Corp.	121,420	1,800,659
Merck & Co., Inc.	148,860	5,489,957
Pfizer, Inc.	234,215	4,110,473

		11,401,089

Medical-Generic Drugs - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	30,060	1,803,901

Medical-HMO - 3.8%

Aetna, Inc.	133,556	4,005,344
WellPoint, Inc.†	41,600	2,573,792

		6,579,136

Multimedia - 3.4%

News Corp., Class A	157,365	2,103,970
Viacom, Inc., Class B†	122,350	3,627,678

		5,731,648

Office Automation & Equipment - 0.5%

Xerox Corp.	97,500	913,575

Oil & Gas Drilling - 1.6%

Ensco International PLC ADR	62,500	2,760,625

Oil Companies-Exploration & Production - 3.6%

Apache Corp.	50,213	5,204,075
EOG Resources, Inc.	10,090	948,965

		6,153,040

Oil Companies-Integrated - 8.0%

Chevron Corp.	109,137	7,890,605
Exxon Mobil Corp.	25,564	1,661,660
Marathon Oil Corp.	116,010	3,358,490
Royal Dutch Shell PLC ADR	14,900	815,626

		13,726,381

Retail-Discount - 0.1%

Dollar General Corp.†	4,270	102,010

Retail-Drug Store - 1.9%

Walgreen Co.	92,802	3,270,342

Retail-Misc./Diversified - 0.3%

AerCap Holdings NV†	58,330	554,498

Retail-Restaurants - 0.7%

Brinker International, Inc.	66,280	1,200,331

Rubber-Tires - 0.2%

The Goodyear Tire & Rubber Co.†	31,100	403,989

Telephone-Integrated - 2.8%

AT&T, Inc.	195,110	4,840,679

Textile-Home Furnishings - 1.7%

Mohawk Industries, Inc.†	57,050	2,942,639

Transport-Equipment & Leasing - 1.1%

Aircastle, Ltd.	137,380	1,336,707
Genesis Lease, Ltd. ADR	50,830	479,327

		1,816,034

Wire & Cable Products - 1.6%

General Cable Corp.†	110,210	2,692,430

Wireless Equipment - 2.5%

Motorola, Inc.†	463,580	3,133,801
QUALCOMM, Inc.	30,791	1,129,722

		4,263,523

Total Long-Term Investment Securities
(cost $149,527,195)		160,397,376

REPURCHASE AGREEMENT - 5.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $10,203,009 and collateralized by $10,415,000 of United States Treasury Bills, bearing interest at 0.13% due 06/17/10 and having an approximate value of $10,410,834

(cost $10,203,000)	$10,203,000	10,203,000

TOTAL INVESTMENTS
(cost $159,730,195)(1)	99.6%	170,600,376
Other assets less liabilities	0.4	618,858

NET ASSETS	100.0%	$171,219,234

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$16,484,473	$—	$—	$16,484,473
Insurance - Multi-line	11,832,669	—	—	11,832,669
Medical - Drugs	11,401,089	—	—	11,401,089
Oil Companies - Integrated	13,726,381	—	—	13,726,381
Other Industries*	106,952,764	—	—	106,952,764
Repurchase Agreement	—	10,203,000	—	10,203,000

Total	$160,397,376	$10,203,000	$—	$170,600,376

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristic as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Funds’ net assets as of February 28, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2 — Repurchase Agreements

As of February 28, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Government Securities	4.77%	$10,877,000
Growth & Income	0.88%	1,998,000
Large Capital Growth	0.95%	2,172,000
Mid Cap Index	8.49%	19,358,000
Nasdaq-100® Index	1.21%	2,767,000
Small Cap Index	9.69%	22,095,000
Stock Index	4.46%	10,182,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 26, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $228,117,000, a repurchase price of $228,117,190, and maturity date of March 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.10%	05/06/10	$212,715,000	$212,672,457
U.S. Treasury Bill	0.11%	06/03/10	20,015,000	20,008,996

As of February 28, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	0.44%	$1,548,000
Money Market I	37.47%	131,146,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 26, 2010, bearing interest at a rate of 0.09% per annum, with a principal amount of $350,000,000, a repurchase price of $350,002,625 and maturity date of March 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.00%	07/15/12	$273,563,300	$357,000,107

Note 3 — Derivative Instruments

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of February 28, 2010, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund, and International Government Bond Fund which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the schedule following the Fund’s Portfolio of Investments. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of February 28, 2010, the following Funds had open futures contracts: Asset Allocation Fund, Core Value Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of February 28, 2010, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premium on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Mortgage-Backed Dollar Rolls: During the period ended February 28, 2010, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Fund accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended February 28, 2010, the Government Securities Fund had realized gains (losses) from mortgage-backed dollar rolls of $852,891.

Note 4 —Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended February 28, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/09	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/10
Stock Index	American International Group, Inc.	$—	$1,391,884	$21,332	$30,471	$251,953	$115,222	$1,015,570

Note 5 — Federal Income Taxes

As of February 28, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$124,146,724	$9,248,092	$(6,249,462)	$2,998,630
Blue Chip Growth	417,567,008	74,041,285	(13,474,219)	60,567,066
Broad Cap Value Income	21,681,459	1,886,095	(2,751,209)	(865,114)
Capital Conservation	127,537,209	3,414,448	(1,586,399)	1,828,049
Core Equity	253,592,010	23,307,988	(17,056,494)	6,251,494
Core Value	123,981,480	9,403,544	(14,124,654)	(4,721,110)
Foreign Value	887,283,518	71,014,792	(129,777,431)	(58,762,639)
Global Equity	256,583,113	11,196,038	(15,158,968)	(3,962,930)
Global Real Estate	262,333,640	50,762,525	(33,784,708)	16,977,817
Global Social Awareness	307,679,036	17,822,591	(46,095,516)	(28,272,925)
Global Strategy	414,121,056	33,866,716	(37,509,704)	(3,642,988)
Government Securities	152,725,239	4,360,048	(537,738)	3,822,310
Growth	696,472,303	88,255,610	(28,804,233)	59,451,377
Growth & Income	92,801,045	7,479,362	(14,700,506)	(7,221,144)
Health Sciences	166,627,710	28,395,845	(15,540,603)	12,855,242
Inflation Protected	208,210,337	6,290,058	(3,426,675)	2,863,383
International Equities	1,011,154,488	47,036,740	(137,308,469)	(90,271,729)
International Government Bond *	147,869,481	8,622,336	(3,248,100)	5,374,236
International Growth I	547,801,239	55,063,051	(44,569,001)	10,494,050
Large Cap Core	113,130,621	15,968,962	(7,371,008)	8,597,954
Large Capital Growth	345,556,559	53,599,192	(19,108,881)	34,490,311
Mid Cap Index	2,507,495,668	262,095,889	(390,638,383)	(128,542,494)
Mid Cap Strategic Growth	286,578,133	30,230,763	(30,311,503)	(80,740)
Money Market I	613,197,881	—	—	—
NASDAQ-100 Index	89,897,833	28,103,811	(7,582,099)	20,521,712
Science & Technology	754,837,819	101,606,083	(100,474,385)	1,131,698
Small Cap Aggressive Growth	75,062,590	10,663,395	(7,028,365)	3,635,030
Small Cap	327,055,112	40,963,704	(36,287,980)	4,675,724
Small Cap Index	1,023,081,395	104,723,575	(216,325,294)	(111,601,719)
Small Cap Special Values	254,314,407	17,896,461	(33,025,807)	(15,129,346)
Small -Mid Growth	94,699,505	17,240,949	(4,423,759)	12,817,190
Stock Index	3,060,102,594	807,425,135	(441,406,872)	366,018,263
Value	165,680,235	16,151,747	(11,231,606)	4,920,141

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2009.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 29, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 29, 2010